UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	4.67%	10.66%	16.66%

 The initial offering of Fidelity 500 Index Fund (formerly named Institutional Premium Class) took place on May 4, 2011. Returns prior to May 4, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 28, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$46,695	Fidelity® 500 Index Fund
$46,739	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.68% for the 12 months ending February 28, 2019, as the U.S. equity bellwether began the new year on a high note after enduring a final quarter of 2018 in which resurgent volatility upset the aging bull market. In October, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. Sharply reversing course to begin 2019, the S&P 500® gained 11.48% year-to-date, its strongest two-month opening since 1991, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. For the full period, some economically sensitive sectors fared worst, with financials (-6%) and materials (-6%) both losing ground. Energy gained 1%, while communication services and industrials each rose roughly 2%. In contrast, the defensive utilities (+20%), real estate (+20%) and health care (+11%) sectors led the way, while consumer staples finished near the index. Information technology and consumer discretionary were rattled in the late-2018 downturn, but earlier strength contributed to advances of 9% and roughly 7%, respectively

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned 4.67%, closely in line with the benchmark S&P 500®. In an often-volatile investment environment, categories often seen as economically sensitive, such as financials and materials, struggled the most, while more defensive sectors, such as utilities and real estate, fared best. On an individual basis, the top contributor was software maker Microsoft (+22%), whose strong financial performance, especially from the firm's cloud-computing business, helped drive valuation gains. Also in the information technology sector, leading payment-processing companies Visa (+21%) and Mastercard (+29%) have benefited from the global shift to cashless payments. Drugmakers Merck (+55%), Lilly (+68%) and Pfizer (+24%) also contributed. These stocks were seen as fairly defensive, appealing to investors when markets sharply corrected in late 2018. In contrast, performance challenges included NVIDIA (-36%), a maker of graphics processors, and social media company Facebook (-9%), which struggled due to weaker earnings and concern about the company's privacy protection. Bank stocks Wells Fargo (-12%), JPMorgan Chase (-7%) and Citigroup (-13%) detracted, lagging amid concern about potentially slowing economic growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.7
Apple, Inc.	3.3
Amazon.com, Inc.	2.9
Berkshire Hathaway, Inc. Class B	1.7
Facebook, Inc. Class A	1.7
Johnson & Johnson	1.6
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
20.7

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	20.5
Health Care	14.8
Financials	13.3
Communication Services	10.1
Consumer Discretionary	9.8
Industrials	9.7
Consumer Staples	7.1
Energy	5.4
Utilities	3.2
Real Estate	3.0

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	55,658,546	$1,732,094
CenturyLink, Inc.	7,272,623	95,926
Verizon Communications, Inc.	31,599,608	1,798,650
		3,626,670
Entertainment - 2.1%
Activision Blizzard, Inc.	5,835,437	245,905
Electronic Arts, Inc. (a)	2,310,533	221,303
Netflix, Inc. (a)	3,334,962	1,194,250
Take-Two Interactive Software, Inc. (a)	870,837	75,989
The Walt Disney Co.	11,384,620	1,284,641
Twenty-First Century Fox, Inc.:
Class A	8,083,741	407,663
Class B	3,724,540	186,823
Viacom, Inc. Class B (non-vtg.)	2,702,919	78,979
		3,695,553
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	2,286,382	2,575,724
Class C (a)	2,352,842	2,634,995
Facebook, Inc. Class A (a)	18,372,872	2,966,300
TripAdvisor, Inc. (a)(b)	783,029	41,634
Twitter, Inc. (a)	5,530,580	170,231
		8,388,884
Media - 1.3%
CBS Corp. Class B	2,574,931	129,287
Charter Communications, Inc. Class A (a)	1,348,002	464,939
Comcast Corp. Class A	34,720,135	1,342,628
Discovery Communications, Inc.:
Class A (a)(b)	1,199,434	34,664
Class C (non-vtg.) (a)	2,754,193	75,052
DISH Network Corp. Class A (a)	1,753,107	56,994
Interpublic Group of Companies, Inc.	2,939,334	67,693
News Corp.:
Class A	2,943,228	38,321
Class B	949,189	12,634
Omnicom Group, Inc.	1,713,852	129,739
		2,351,951

TOTAL COMMUNICATION SERVICES		18,063,058

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	2,014,903	167,459
BorgWarner, Inc.	1,592,770	64,682
		232,141
Automobiles - 0.4%
Ford Motor Co.	29,879,194	262,041
General Motors Co.	10,038,159	396,307
Harley-Davidson, Inc.	1,245,267	46,224
		704,572
Distributors - 0.1%
Genuine Parts Co.	1,122,340	122,088
LKQ Corp. (a)	2,433,460	67,407
		189,495
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,571,775	37,958
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	3,062,113	176,868
Chipotle Mexican Grill, Inc. (a)	187,001	113,609
Darden Restaurants, Inc.	949,132	106,407
Hilton Worldwide Holdings, Inc.	2,268,021	188,473
Marriott International, Inc. Class A	2,165,299	271,247
McDonald's Corp.	5,895,539	1,083,836
MGM Mirage, Inc.	3,830,162	102,457
Norwegian Cruise Line Holdings Ltd. (a)	1,682,268	93,416
Royal Caribbean Cruises Ltd.	1,310,604	155,280
Starbucks Corp.	9,487,496	666,591
Wynn Resorts Ltd.	748,424	94,706
Yum! Brands, Inc.	2,388,331	225,697
		3,278,587
Household Durables - 0.3%
D.R. Horton, Inc.	2,618,584	101,837
Garmin Ltd.	924,107	77,597
Leggett & Platt, Inc.	997,373	45,301
Lennar Corp. Class A	2,237,208	107,341
Mohawk Industries, Inc. (a)	482,322	65,654
Newell Brands, Inc.	3,284,267	53,304
PulteGroup, Inc.	1,976,056	53,354
Whirlpool Corp.	487,972	69,053
		573,441
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	3,141,090	5,150,854
eBay, Inc.	6,921,431	257,131
Expedia, Inc.	906,011	111,720
The Booking Holdings, Inc. (a)	354,309	601,277
		6,120,982
Leisure Products - 0.1%
Hasbro, Inc.	890,066	75,567
Mattel, Inc. (a)(b)	2,639,545	38,062
		113,629
Multiline Retail - 0.5%
Dollar General Corp.	2,010,407	238,153
Dollar Tree, Inc. (a)	1,819,877	175,309
Kohl's Corp.	1,262,825	85,279
Macy's, Inc.	2,351,355	58,290
Nordstrom, Inc. (b)	870,136	41,140
Target Corp.	3,990,728	289,886
		888,057
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	557,457	90,185
AutoZone, Inc. (a)	192,840	181,071
Best Buy Co., Inc.	1,790,424	123,253
CarMax, Inc. (a)(b)	1,335,415	82,929
Foot Locker, Inc.	878,668	52,298
Gap, Inc.	1,633,531	41,492
Home Depot, Inc.	8,638,072	1,599,253
L Brands, Inc.	1,746,337	45,649
Lowe's Companies, Inc.	6,140,618	645,318
O'Reilly Automotive, Inc. (a)	612,596	227,861
Ross Stores, Inc.	2,855,319	270,770
Tiffany & Co., Inc.	829,665	78,851
TJX Companies, Inc.	9,464,002	485,409
Tractor Supply Co.	933,516	89,011
Ulta Beauty, Inc. (a)	430,909	134,655
		4,148,005
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,148,908	52,390
Hanesbrands, Inc.	2,758,708	51,284
NIKE, Inc. Class B	9,735,787	834,649
PVH Corp.	579,184	66,513
Ralph Lauren Corp.	417,225	52,224
Tapestry, Inc.	2,216,216	77,435
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,434,791	32,355
Class C (non-vtg.) (a)(b)	1,471,047	29,539
VF Corp.	2,488,352	217,382
		1,413,771

TOTAL CONSUMER DISCRETIONARY		17,700,638

CONSUMER STAPLES - 7.1%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	1,271,723	62,938
Constellation Brands, Inc. Class A (sub. vtg.)	1,270,541	214,925
Molson Coors Brewing Co. Class B	1,432,388	88,321
Monster Beverage Corp. (a)	3,044,727	194,345
PepsiCo, Inc.	10,794,974	1,248,331
The Coca-Cola Co.	29,296,543	1,328,305
		3,137,165
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	3,351,198	733,041
Kroger Co.	6,102,709	178,992
Sysco Corp.	3,657,075	247,035
Walgreens Boots Alliance, Inc.	6,147,994	437,676
Walmart, Inc.	10,886,816	1,077,686
		2,674,430
Food Products - 1.1%
Archer Daniels Midland Co.	4,287,528	182,220
Campbell Soup Co. (b)	1,473,358	53,070
Conagra Brands, Inc.	3,713,720	86,790
General Mills, Inc.	4,559,672	214,897
Hormel Foods Corp. (b)	2,085,047	90,408
Kellogg Co.	1,937,307	108,993
Lamb Weston Holdings, Inc.	1,120,015	77,628
McCormick & Co., Inc. (non-vtg.)	931,221	126,627
Mondelez International, Inc.	11,118,211	524,335
The Hershey Co.	1,072,461	118,700
The J.M. Smucker Co.	869,965	92,138
The Kraft Heinz Co.	4,756,074	157,854
Tyson Foods, Inc. Class A	2,256,786	139,153
		1,972,813
Household Products - 1.6%
Church & Dwight Co., Inc.	1,883,068	123,906
Clorox Co.	976,219	154,272
Colgate-Palmolive Co.	6,632,835	436,905
Kimberly-Clark Corp.	2,648,339	309,405
Procter & Gamble Co.	19,053,057	1,877,679
		2,902,167
Personal Products - 0.2%
Coty, Inc. Class A	3,446,311	37,909
Estee Lauder Companies, Inc. Class A	1,681,679	263,923
		301,832
Tobacco - 1.0%
Altria Group, Inc.	14,370,007	753,132
Philip Morris International, Inc.	11,888,231	1,033,563
		1,786,695

TOTAL CONSUMER STAPLES		12,775,102

ENERGY - 5.4%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	3,926,145	103,572
Halliburton Co.	6,699,566	205,610
Helmerich & Payne, Inc.	833,869	45,196
National Oilwell Varco, Inc.	2,931,801	82,501
Schlumberger Ltd.	10,590,281	466,608
TechnipFMC PLC	3,253,830	72,528
		976,015
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	3,856,492	167,757
Apache Corp.	2,902,565	96,307
Cabot Oil & Gas Corp.	3,297,451	81,183
Chevron Corp.	14,612,655	1,747,381
Cimarex Energy Co. (b)	765,426	55,042
Concho Resources, Inc.	1,531,413	168,455
ConocoPhillips Co.	8,804,130	597,360
Devon Energy Corp.	3,580,562	105,662
Diamondback Energy, Inc.	1,179,550	121,411
EOG Resources, Inc.	4,434,811	416,872
Exxon Mobil Corp.	32,378,063	2,558,838
Hess Corp.	1,903,101	110,094
HollyFrontier Corp.	1,219,098	62,418
Kinder Morgan, Inc.	14,515,237	278,112
Marathon Oil Corp.	6,357,188	105,529
Marathon Petroleum Corp.	5,283,310	327,618
Noble Energy, Inc.	3,669,265	81,274
Occidental Petroleum Corp.	5,774,066	381,954
ONEOK, Inc.	3,145,885	202,155
Phillips 66 Co.	3,244,340	312,625
Pioneer Natural Resources Co.	1,303,609	183,744
The Williams Companies, Inc.	9,257,627	247,086
Valero Energy Corp.	3,244,898	264,654
		8,673,531

TOTAL ENERGY		9,649,546

FINANCIALS - 13.3%
Banks - 5.8%
Bank of America Corp.	69,800,338	2,029,794
BB&T Corp.	5,893,321	300,383
Citigroup, Inc.	18,676,256	1,194,907
Citizens Financial Group, Inc.	3,578,359	132,185
Comerica, Inc.	1,236,586	107,719
Fifth Third Bancorp	5,013,827	138,281
First Republic Bank	1,252,463	131,484
Huntington Bancshares, Inc.	8,118,049	116,981
JPMorgan Chase & Co.	25,431,099	2,653,989
KeyCorp	7,911,573	139,718
M&T Bank Corp.	1,073,389	185,761
Peoples United Financial, Inc.	2,886,538	51,265
PNC Financial Services Group, Inc.	3,528,750	444,693
Regions Financial Corp.	7,906,525	129,667
SunTrust Banks, Inc.	3,435,910	222,887
SVB Financial Group (a)	407,237	100,653
U.S. Bancorp	11,617,536	600,510
Wells Fargo & Co.	32,398,808	1,616,377
Zions Bancorporation	1,469,737	75,104
		10,372,358
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	402,817	44,153
Ameriprise Financial, Inc.	1,065,726	140,282
Bank of New York Mellon Corp.	6,956,743	365,090
BlackRock, Inc. Class A	928,700	411,618
Brighthouse Financial, Inc. (a)	907,002	35,119
Cboe Global Markets, Inc.	858,065	82,297
Charles Schwab Corp.	9,191,561	422,904
CME Group, Inc.	2,736,079	497,720
E*TRADE Financial Corp.	1,944,294	95,251
Franklin Resources, Inc.	2,275,861	74,216
Goldman Sachs Group, Inc.	2,645,546	520,379
IntercontinentalExchange, Inc.	4,355,897	336,057
Invesco Ltd.	3,145,696	60,869
Moody's Corp.	1,274,778	220,690
Morgan Stanley	9,997,720	419,704
MSCI, Inc.	673,233	124,360
Northern Trust Corp.	1,693,119	157,799
Raymond James Financial, Inc.	986,196	81,440
S&P Global, Inc.	1,918,759	384,462
State Street Corp.	2,902,504	208,603
T. Rowe Price Group, Inc.	1,840,410	184,832
The NASDAQ OMX Group, Inc.	877,704	80,371
		4,948,216
Consumer Finance - 0.7%
American Express Co.	5,357,038	577,167
Capital One Financial Corp.	3,622,295	302,751
Discover Financial Services	2,569,294	183,987
Synchrony Financial	5,056,786	164,902
		1,228,807
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	14,877,393	2,994,819
Jefferies Financial Group, Inc.	2,034,030	41,230
		3,036,049
Insurance - 2.4%
AFLAC, Inc.	5,821,885	286,087
Allstate Corp.	2,634,122	248,608
American International Group, Inc.	6,765,350	292,263
Aon PLC	1,841,856	315,934
Arthur J. Gallagher & Co.	1,404,480	112,752
Assurant, Inc.	398,629	41,055
Chubb Ltd.	3,524,009	471,865
Cincinnati Financial Corp.	1,157,422	100,487
Everest Re Group Ltd.	310,856	70,288
Hartford Financial Services Group, Inc.	2,743,428	135,416
Lincoln National Corp.	1,633,545	102,129
Loews Corp.	2,114,445	100,690
Marsh & McLennan Companies, Inc.	3,852,110	358,323
MetLife, Inc.	7,546,849	341,042
Principal Financial Group, Inc.	2,013,088	105,969
Progressive Corp.	4,459,260	325,080
Prudential Financial, Inc.	3,158,420	302,735
The Travelers Companies, Inc.	2,025,694	269,235
Torchmark Corp.	784,763	64,790
Unum Group	1,672,877	62,499
Willis Group Holdings PLC	993,709	170,938
		4,278,185

TOTAL FINANCIALS		23,863,615

HEALTH CARE - 14.8%
Biotechnology - 2.5%
AbbVie, Inc.	11,503,500	911,537
Alexion Pharmaceuticals, Inc. (a)	1,706,136	230,891
Amgen, Inc.	4,873,136	926,286
Biogen, Inc. (a)	1,540,842	505,412
Celgene Corp. (a)	5,347,534	444,487
Gilead Sciences, Inc.	9,892,966	643,241
Incyte Corp. (a)	1,350,784	116,478
Regeneron Pharmaceuticals, Inc. (a)	593,567	255,673
Vertex Pharmaceuticals, Inc. (a)	1,954,381	368,889
		4,402,894
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	13,431,567	1,042,558
Abiomed, Inc. (a)	344,444	115,217
Align Technology, Inc. (a)	556,627	144,150
Baxter International, Inc.	3,784,683	282,829
Becton, Dickinson & Co.	2,051,505	510,394
Boston Scientific Corp. (a)	10,582,626	424,575
Danaher Corp.	4,716,940	599,146
Dentsply Sirona, Inc.	1,701,937	71,073
Edwards Lifesciences Corp. (a)	1,598,703	270,644
Hologic, Inc. (a)	2,060,246	97,141
IDEXX Laboratories, Inc. (a)	659,475	139,169
Intuitive Surgical, Inc. (a)	873,345	478,252
Medtronic PLC	10,270,944	929,520
ResMed, Inc.	1,089,770	111,625
Stryker Corp.	2,375,126	447,735
Teleflex, Inc.	351,648	101,922
The Cooper Companies, Inc.	375,798	107,474
Varian Medical Systems, Inc. (a)	696,810	93,623
Zimmer Biomet Holdings, Inc.	1,559,908	193,616
		6,160,663
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	1,199,362	99,907
Anthem, Inc.	1,977,966	594,834
Cardinal Health, Inc.	2,278,505	123,814
Centene Corp. (a)	3,140,907	191,250
Cigna Corp.	2,912,002	507,970
CVS Health Corp.	9,889,747	571,924
DaVita HealthCare Partners, Inc. (a)	964,717	54,892
HCA Holdings, Inc.	2,052,939	285,441
Henry Schein, Inc. (a)(b)	1,165,771	69,130
Humana, Inc.	1,049,138	299,046
Laboratory Corp. of America Holdings (a)	771,633	114,387
McKesson Corp.	1,494,139	189,995
Quest Diagnostics, Inc.	1,040,611	90,065
UnitedHealth Group, Inc.	7,357,160	1,782,051
Universal Health Services, Inc. Class B	651,988	90,515
Wellcare Health Plans, Inc. (a)	382,314	96,947
		5,162,168
Health Care Technology - 0.1%
Cerner Corp. (a)	2,519,761	140,981
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,437,795	193,658
Illumina, Inc. (a)	1,124,183	351,611
IQVIA Holdings, Inc. (a)	1,211,646	169,752
Mettler-Toledo International, Inc. (a)	191,532	130,416
PerkinElmer, Inc.	850,701	80,102
Thermo Fisher Scientific, Inc.	3,078,702	799,139
Waters Corp. (a)	579,268	140,310
		1,864,988
Pharmaceuticals - 4.9%
Allergan PLC	2,424,633	333,896
Bristol-Myers Squibb Co.	12,482,251	644,833
Eli Lilly & Co.	7,210,042	910,556
Johnson & Johnson	20,510,442	2,802,547
Merck & Co., Inc.	19,886,398	1,616,565
Mylan NV (a)	3,943,291	104,063
Nektar Therapeutics (a)	1,323,668	53,662
Perrigo Co. PLC	955,850	46,550
Pfizer, Inc.	44,206,215	1,916,339
Zoetis, Inc. Class A	3,674,252	346,225
		8,775,236

TOTAL HEALTH CARE		26,506,930

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.7%
Arconic, Inc.	3,289,081	60,815
General Dynamics Corp.	2,128,920	362,385
Harris Corp.	899,798	148,404
Huntington Ingalls Industries, Inc.	328,491	68,789
L3 Technologies, Inc.	601,843	127,440
Lockheed Martin Corp.	1,892,380	585,521
Northrop Grumman Corp.	1,327,760	384,997
Raytheon Co.	2,176,304	405,881
Textron, Inc.	1,858,046	100,892
The Boeing Co.	4,038,900	1,776,954
TransDigm Group, Inc. (a)	371,119	161,099
United Technologies Corp.	6,206,570	779,980
		4,963,157
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,051,563	95,040
Expeditors International of Washington, Inc.	1,319,883	98,925
FedEx Corp.	1,854,021	335,578
United Parcel Service, Inc. Class B	5,316,638	585,894
		1,115,437
Airlines - 0.4%
Alaska Air Group, Inc.	942,938	58,179
American Airlines Group, Inc.	3,134,843	111,694
Delta Air Lines, Inc.	4,771,380	236,565
Southwest Airlines Co.	3,870,221	216,887
United Continental Holdings, Inc. (a)	1,750,283	153,692
		777,017
Building Products - 0.3%
A.O. Smith Corp.	1,100,400	57,144
Allegion PLC	726,941	65,396
Fortune Brands Home & Security, Inc.	1,081,396	50,955
Johnson Controls International PLC	7,066,746	249,244
Masco Corp.	2,336,297	87,751
		510,490
Commercial Services & Supplies - 0.4%
Cintas Corp.	662,159	136,802
Copart, Inc. (a)	1,574,875	92,398
Republic Services, Inc.	1,663,047	130,433
Rollins, Inc.	1,126,425	44,674
Waste Management, Inc.	2,999,652	303,715
		708,022
Construction & Engineering - 0.1%
Fluor Corp.	1,075,760	40,449
Jacobs Engineering Group, Inc.	914,347	67,461
Quanta Services, Inc.	1,116,773	39,802
		147,712
Electrical Equipment - 0.6%
AMETEK, Inc.	1,775,109	141,263
Eaton Corp. PLC	3,314,429	264,392
Emerson Electric Co.	4,788,554	326,340
Fortive Corp.	2,247,506	183,329
Rockwell Automation, Inc.	922,932	164,799
		1,080,123
Industrial Conglomerates - 1.5%
3M Co.	4,453,043	923,517
General Electric Co.	66,518,883	691,131
Honeywell International, Inc.	5,661,357	872,245
Roper Technologies, Inc.	790,989	256,004
		2,742,897
Machinery - 1.5%
Caterpillar, Inc.	4,512,847	619,794
Cummins, Inc.	1,129,660	174,069
Deere & Co.	2,460,004	403,539
Dover Corp.	1,119,083	101,311
Flowserve Corp.	1,000,730	44,442
Illinois Tool Works, Inc.	2,334,454	336,348
Ingersoll-Rand PLC	1,878,656	198,311
PACCAR, Inc.	2,672,306	181,182
Parker Hannifin Corp.	1,012,140	178,299
Pentair PLC	1,221,406	51,959
Snap-On, Inc.	425,829	68,133
Stanley Black & Decker, Inc.	1,155,232	152,987
Wabtec Corp.	1,021,387	74,827
Xylem, Inc.	1,374,379	103,834
		2,689,035
Professional Services - 0.3%
Equifax, Inc.	922,098	100,979
IHS Markit Ltd. (a)	2,743,085	145,850
Nielsen Holdings PLC	2,714,734	71,126
Robert Half International, Inc.	928,981	63,347
Verisk Analytics, Inc.	1,258,932	159,167
		540,469
Road & Rail - 1.1%
CSX Corp.	6,134,821	445,817
J.B. Hunt Transport Services, Inc.	667,940	71,917
Kansas City Southern	777,728	84,492
Norfolk Southern Corp.	2,082,775	373,442
Union Pacific Corp.	5,634,606	944,923
		1,920,591
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,195,270	138,170
United Rentals, Inc. (a)	620,235	83,477
W.W. Grainger, Inc.	348,873	106,326
		327,973

TOTAL INDUSTRIALS		17,522,923

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	398,012	113,533
Cisco Systems, Inc.	34,382,895	1,780,002
F5 Networks, Inc. (a)	463,645	77,957
Juniper Networks, Inc.	2,639,568	71,480
Motorola Solutions, Inc.	1,250,581	178,983
		2,221,955
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	2,304,400	216,544
Corning, Inc.	6,121,056	213,074
FLIR Systems, Inc.	1,058,018	54,435
IPG Photonics Corp. (a)	273,613	42,418
Keysight Technologies, Inc. (a)	1,433,357	120,990
TE Connectivity Ltd.	2,623,354	215,351
		862,812
IT Services - 5.0%
Accenture PLC Class A	4,874,895	786,711
Akamai Technologies, Inc. (a)	1,245,518	86,763
Alliance Data Systems Corp.	358,268	61,980
Automatic Data Processing, Inc.	3,347,558	512,277
Broadridge Financial Solutions, Inc.	892,854	90,401
Cognizant Technology Solutions Corp. Class A	4,428,120	314,308
DXC Technology Co.	2,142,173	141,084
Fidelity National Information Services, Inc.	2,504,466	270,858
Fiserv, Inc. (a)	3,047,309	258,077
FleetCor Technologies, Inc. (a)	678,150	158,199
Gartner, Inc. (a)	695,105	98,913
Global Payments, Inc.	1,209,935	157,751
IBM Corp.	6,950,007	960,004
Jack Henry & Associates, Inc.	591,137	78,403
MasterCard, Inc. Class A	6,948,742	1,561,869
Paychex, Inc.	2,444,013	188,238
PayPal Holdings, Inc. (a)	9,011,507	883,758
The Western Union Co.	3,386,371	60,514
Total System Services, Inc.	1,283,601	121,172
VeriSign, Inc. (a)	813,553	144,845
Visa, Inc. Class A	13,438,518	1,990,513
		8,926,638
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	6,725,814	158,258
Analog Devices, Inc.	2,830,801	302,782
Applied Materials, Inc.	7,517,429	288,218
Broadcom, Inc.	3,161,838	870,644
Intel Corp.	34,903,216	1,848,474
KLA-Tencor Corp.	1,263,379	145,908
Lam Research Corp.	1,186,763	208,977
Maxim Integrated Products, Inc.	2,118,841	115,329
Microchip Technology, Inc. (b)	1,808,712	157,123
Micron Technology, Inc. (a)	8,565,948	350,176
NVIDIA Corp.	4,664,978	719,620
Qorvo, Inc. (a)	955,212	66,999
Qualcomm, Inc.	9,270,023	494,927
Skyworks Solutions, Inc.	1,357,677	110,868
Texas Instruments, Inc.	7,345,758	777,034
Xilinx, Inc.	1,935,148	242,474
		6,857,811
Software - 6.2%
Adobe, Inc. (a)	3,733,008	979,915
ANSYS, Inc. (a)	639,025	113,274
Autodesk, Inc. (a)	1,674,873	273,021
Cadence Design Systems, Inc. (a)	2,157,683	123,527
Citrix Systems, Inc.	979,064	103,291
Fortinet, Inc. (a)	1,107,470	96,117
Intuit, Inc.	1,984,795	490,502
Microsoft Corp.	59,106,921	6,621,742
Oracle Corp.	19,486,858	1,015,850
Red Hat, Inc. (a)	1,351,773	246,834
Salesforce.com, Inc. (a)	5,850,342	957,408
Symantec Corp.	4,885,899	109,884
Synopsys, Inc. (a)	1,141,505	116,068
		11,247,433
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	34,475,935	5,969,508
Hewlett Packard Enterprise Co.	10,882,400	178,254
HP, Inc.	12,101,482	238,762
NetApp, Inc.	1,926,300	125,595
Seagate Technology LLC	1,991,739	92,735
Western Digital Corp.	2,213,379	111,333
Xerox Corp.	1,585,376	48,988
		6,765,175

TOTAL INFORMATION TECHNOLOGY		36,881,824

MATERIALS - 2.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,678,888	304,181
Albemarle Corp. U.S. (b)	812,211	74,147
Celanese Corp. Class A	1,022,915	104,634
CF Industries Holdings, Inc.	1,764,975	74,482
DowDuPont, Inc.	17,545,244	933,933
Eastman Chemical Co.	1,070,972	88,559
Ecolab, Inc.	1,944,059	328,371
FMC Corp.	1,029,798	92,167
International Flavors & Fragrances, Inc.	774,601	98,762
Linde PLC	4,214,196	730,067
LyondellBasell Industries NV Class A	2,405,902	205,753
PPG Industries, Inc.	1,834,522	205,411
Sherwin-Williams Co.	630,085	272,953
The Mosaic Co.	2,712,053	84,806
		3,598,226
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	479,590	90,067
Vulcan Materials Co.	1,009,838	112,557
		202,624
Containers & Packaging - 0.3%
Avery Dennison Corp.	663,115	71,643
Ball Corp.	2,593,965	142,097
International Paper Co.	3,097,454	141,925
Packaging Corp. of America	722,666	69,080
Sealed Air Corp.	1,200,085	52,348
WestRock Co.	1,939,040	72,481
		549,574
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	11,081,495	142,951
Newmont Mining Corp.	4,073,520	138,989
Nucor Corp.	2,400,805	145,417
		427,357

TOTAL MATERIALS		4,777,781

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	822,313	111,744
American Tower Corp.	3,368,634	593,385
Apartment Investment & Management Co. Class A	1,154,286	56,479
AvalonBay Communities, Inc.	1,057,061	205,736
Boston Properties, Inc.	1,181,088	156,719
Crown Castle International Corp.	3,172,568	376,742
Digital Realty Trust, Inc.	1,577,543	178,452
Duke Realty Corp.	2,740,248	81,029
Equinix, Inc.	614,783	260,361
Equity Residential (SBI)	2,817,654	207,633
Essex Property Trust, Inc.	505,232	141,384
Extra Space Storage, Inc.	967,524	92,824
Federal Realty Investment Trust (SBI)	564,868	75,461
HCP, Inc.	3,651,569	112,359
Host Hotels & Resorts, Inc.	5,674,923	111,285
Iron Mountain, Inc.	2,188,870	77,530
Kimco Realty Corp.	3,222,592	56,685
Mid-America Apartment Communities, Inc.	870,577	90,174
Prologis, Inc.	4,814,334	337,292
Public Storage	1,146,767	242,530
Realty Income Corp.	2,256,901	156,087
Regency Centers Corp.	1,295,817	84,552
SBA Communications Corp. Class A (a)	866,623	156,477
Simon Property Group, Inc.	2,365,343	428,506
SL Green Realty Corp.	652,111	59,160
The Macerich Co.	809,016	35,273
UDR, Inc.	2,107,225	93,603
Ventas, Inc.	2,726,091	171,062
Vornado Realty Trust	1,324,245	89,135
Welltower, Inc.	2,872,739	213,473
Weyerhaeuser Co.	5,729,510	142,608
		5,195,740
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,424,400	120,638

TOTAL REAL ESTATE		5,316,378

UTILITIES - 3.2%
Electric Utilities - 1.9%
Alliant Energy Corp.	1,804,323	82,764
American Electric Power Co., Inc.	3,771,053	306,021
Duke Energy Corp.	5,451,739	488,803
Edison International	2,491,641	149,224
Entergy Corp.	1,385,285	129,289
Evergy, Inc.	2,014,774	112,646
Eversource Energy	2,423,387	169,177
Exelon Corp.	7,395,214	359,333
FirstEnergy Corp.	3,715,714	151,415
NextEra Energy, Inc.	3,655,087	686,133
Pinnacle West Capital Corp.	857,133	80,348
PPL Corp.	5,507,733	177,184
Southern Co.	7,868,434	390,982
Xcel Energy, Inc.	3,930,992	215,654
		3,498,973
Gas Utilities - 0.0%
Atmos Energy Corp.	893,673	88,340
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,217,241	92,415
The AES Corp.	5,064,921	87,269
		179,684
Multi-Utilities - 1.1%
Ameren Corp.	1,868,256	133,095
CenterPoint Energy, Inc.	3,832,861	115,522
CMS Energy Corp.	2,166,777	117,873
Consolidated Edison, Inc.	2,382,013	196,397
Dominion Resources, Inc.	5,844,146	432,993
DTE Energy Co.	1,391,272	171,906
NiSource, Inc.	2,778,249	74,957
Public Service Enterprise Group, Inc.	3,865,431	227,326
Sempra Energy	2,092,816	252,059
WEC Energy Group, Inc.	2,412,987	184,063
		1,906,191
Water Utilities - 0.1%
American Water Works Co., Inc.	1,381,133	140,351

TOTAL UTILITIES		5,813,539

TOTAL COMMON STOCKS
(Cost $108,772,494)		178,871,334
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $39,476)	40,000	39,471
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.44% (d)	442,900,344	$442,989
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	534,146,212	534,200
TOTAL MONEY MARKET FUNDS
(Cost $977,010)		977,189
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $109,788,980)		179,887,994
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(294,636)
NET ASSETS - 100%		$179,593,358

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5,124	March 2019	$713,440	$52,769	$52,769

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,214,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,662
Fidelity Securities Lending Cash Central Fund	2,524
Total	$12,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$18,063,058	$18,063,058	$--	$--
Consumer Discretionary	17,700,638	17,700,638	--	--
Consumer Staples	12,775,102	12,775,102	--	--
Energy	9,649,546	9,649,546	--	--
Financials	23,863,615	23,863,615	--	--
Health Care	26,506,930	26,506,930	--	--
Industrials	17,522,923	17,522,923	--	--
Information Technology	36,881,824	36,881,824	--	--
Materials	4,777,781	4,777,781	--	--
Real Estate	5,316,378	5,316,378	--	--
Utilities	5,813,539	5,813,539	--	--
U.S. Government and Government Agency Obligations	39,471	--	39,471	--
Money Market Funds	977,189	977,189	--	--
Total Investments in Securities:	$179,887,994	$179,848,523	$39,471	$--
Derivative Instruments:
Assets
Futures Contracts	$52,769	$52,769	$--	$--
Total Assets	$52,769	$52,769	$--	$--
Total Derivative Instruments:	$52,769	$52,769	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$52,769	$0
Total Equity Risk	52,769	0
Total Value of Derivatives	$52,769	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $522,759) — See accompanying schedule: Unaffiliated issuers (cost $108,811,970)	$178,910,805
Fidelity Central Funds (cost $977,010)	977,189
Total Investment in Securities (cost $109,788,980)		$179,887,994
Receivable for fund shares sold		465,081
Dividends receivable		371,270
Distributions receivable from Fidelity Central Funds		1,012
Other receivables		4,065
Total assets		180,729,422
Liabilities
Payable for investments purchased	$481,281
Payable for fund shares redeemed	113,024
Accrued management fee	2,195
Payable for daily variation margin on futures contracts	2,678
Other payables and accrued expenses	2,862
Collateral on securities loaned	534,024
Total liabilities		1,136,064
Net Assets		$179,593,358
Net Assets consist of:
Paid in capital		$109,545,263
Total distributable earnings (loss)		70,048,095
Net Assets		$179,593,358
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($179,593,358 ÷ 1,849,604 shares)		$97.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2019
Investment Income
Dividends		$3,148,872
Interest		472
Income from Fidelity Central Funds		12,186
Total income		3,161,530
Expenses
Management fee	$23,694
Transfer agent fees	9,786
Independent trustees' fees and expenses	879
Legal	42
Commitment fees	415
Total expenses before reductions	34,816
Expense reductions	(108)
Total expenses after reductions		34,708
Net investment income (loss)		3,126,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,170,363
Redemptions in-kind with affiliated entities	176,347
Fidelity Central Funds	(129)
Futures contracts	(31,755)
Total net realized gain (loss)		1,314,826
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,362,513
Fidelity Central Funds	134
Futures contracts	32,110
Total change in net unrealized appreciation (depreciation)		3,394,757
Net gain (loss)		4,709,583
Net increase (decrease) in net assets resulting from operations		$7,836,405

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,126,822	$2,476,977
Net realized gain (loss)	1,314,826	1,319,749
Change in net unrealized appreciation (depreciation)	3,394,757	16,399,139
Net increase (decrease) in net assets resulting from operations	7,836,405	20,195,865
Distributions to shareholders	(3,914,806)	–
Distributions to shareholders from net investment income	–	(2,396,654)
Distributions to shareholders from net realized gain	–	(218,567)
Total distributions	(3,914,806)	(2,615,221)
Share transactions - net increase (decrease)	28,151,548	13,154,359
Total increase (decrease) in net assets	32,073,147	30,735,003
Net Assets
Beginning of period	147,520,211	116,785,208
End of period	$179,593,358	$147,520,211
Other Information
Undistributed net investment income end of period		$440,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

Years ended February 28,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$83.00	$68.15	$74.73	$66.11
Income from Investment Operations
Net investment income (loss)B	1.86	1.74	1.61	1.50	1.50
Net realized and unrealized gain (loss)	2.46	12.25	15.21	(6.05)	8.64
Total from investment operations	4.32	13.99	16.82	(4.55)	10.14
Distributions from net investment income	(1.81)	(1.69)	(1.58)	(1.57)	(1.36)
Distributions from net realized gain	(.57)	(.15)	(.40)	(.46)	(.16)
Total distributions	(2.37)C	(1.84)	(1.97)D	(2.03)	(1.52)
Net asset value, end of period	$97.10	$95.15	$83.00	$68.15	$74.73
Total ReturnE,F	4.67%	17.08%	24.97%	(6.19)%	15.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.02%	.02%	.03%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.99%	1.96%	2.11%	2.09%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$179,593	$32,225	$14,824	$6,722	$6,217
Portfolio turnover rateI	4%J	4%J	5%	5%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.37 per share is comprised of distributions from net investment income of $1.807 and distributions from net realized gain of $.565 per share.

 D Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective November 2, 2018, the Fund's publicly offered share classes were consolidated into a single share class. The surviving class is Fidelity 500 Index Fund (formerly Institutional Premium Class).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,862 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gains distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,493,749
Gross unrealized depreciation	(6,286,989)
Net unrealized appreciation (depreciation)	$69,206,760
Tax Cost	$110,681,234

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$623,189
Undistributed long-term capital gain	$221,009
Net unrealized appreciation (depreciation) on securities and other investments	$69,206,760

The tax character of distributions paid was as follows:

	February 28, 2019	February 28, 2018
Ordinary Income	$3,332,208	$ 2,420,914
Long-term Capital Gains	582,598	194,307
Total	$3,914,806	$ 2,615,221

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $34,639,834 and $6,253,645, respectively.

Unaffiliated Redemptions In-Kind. During the period, 4,681 shares of the Fund were redeemed in-kind for investments and cash with a value of $476,075. The net realized gain of $358,360 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $285,906 in exchange for 2,971 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 18,388 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318. The Fund had a net realized gain of $1,107,402 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $605,912 in exchange for 6,640 shares of the Fund. The amount of in-kind exchanges is included in shares transactions in the accompanying Notes to Financials. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. During January 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee effective February 1, 2019, which eliminated the need for a separate expense contract. There is no change to the total expenses paid by the shareholders.

During July 2018, the Board approved an amendment to the expense contract effective August 1, 2018. Under the expense contract, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .015% of each class' average net assets on an annual basis with certain exceptions.

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .035%, .030% and .015% for Investor Class, Premium Class, Institutional Class and Fidelity 500 Index Fund, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Fidelity 500 Index Fund, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, Investor Class, Premium Class, Institutional Class and Fidelity 500 Index Fund pay no transfer agent fees. Prior to August 1, 2018, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015% of class-level average net assets, respectively, and Fidelity 500 Index Fund did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$1,186.031
Premium Class	6,458.008
Institutional Class	2,142.007
	$9,786

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 2,548 shares of the Fund were redeemed in-kind for investments and cash with a value of $236,624. The net realized gain of $176,347 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $415 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,524. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $108.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2019	Year ended February 28, 2018
Distributions to shareholders
Investor Class	$53,009	$–
Premium Class	1,076,162	–
Institutional Class	478,603	–
Fidelity 500 Index Fund	2,307,032	–
Total	$3,914,806	$–
From net investment income
Investor Class	$–	$71,890
Premium Class	–	1,329,438
Institutional Class	–	638,829
Fidelity 500 Index Fund	–	356,497
Total	$–	$2,396,654
From net realized gain
Investor Class	$–	$6,999
Premium Class	–	122,417
Institutional Class	–	58,190
Fidelity 500 Index Fund	–	30,961
Total	$–	$218,567

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2019	Year ended February 28, 2018	Year ended February 28, 2019	Year ended February 28, 2018
Investor Class
Shares sold	10,373	27,506	$1,004,051	$2,422,971
Reinvestment of distributions	511	837	48,869	72,968
Shares redeemed	(51,747)	(33,550)	(4,949,484)	(2,964,308)
Net increase (decrease)	(40,863)	(5,207)	$(3,896,564)	$(468,369)
Premium Class
Shares sold	91,082	175,324	$8,804,912	$15,578,782
Reinvestment of distributions	10,441	15,466	997,936	1,350,249
Shares redeemed	(910,197)	(177,971)(a)	(87,667,470)	(15,733,233)(a)
Net increase (decrease)	(808,674)	12,819	$(77,864,622)	$1,195,798
Institutional Class
Shares sold	67,809(b)	127,928(c)	$6,571,382(b)	$11,322,826(c)
Reinvestment of distributions	4,876	7,812	466,026	681,273
Shares redeemed	(434,837)(d)	(160,189)(a)	(42,201,722)(d)	(14,275,460)(a)
Net increase (decrease)	(362,152)	(24,449)	$(35,164,314)	$(2,271,361)
Fidelity 500 Index Fund
Shares sold	1,654,635(b)	209,698(c)	$158,508,205(b)	$19,094,587(c)
Reinvestment of distributions	24,262	4,399	2,222,530	386,209
Shares redeemed	(167,957)(e)	(54,039)	(15,653,687)(e)	(4,782,505)
Net increase (decrease)	1,510,940	160,058	$145,077,048	$14,698,291

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Unaffiliated Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

 (d) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (e) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 287 funds. Mr. Chiel oversees 155 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$969.50	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity 500 Index Fund voted to pay on April 8, 2019, to shareholders of record at the opening of business on April 5, 2019, a distribution of $0.119 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.455 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $713,509,734, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A percentage of the dividends distributed during the fiscal year for the following classes qualify for the dividends–received deduction for corporate shareholders:

	April 2018	July 2018	October 2018	December 14, 2018	December 28, 2018
Fidelity 500 Index Fund
Investor Class	96%	95%	93%	–	–
Premium Class	93%	92%	92%	–	–
Institutional Class	93%	92%	92%	–	–
Fidelity 500 Index Fund	92%	91%	92%	92%	92%

A percentage of the dividends distributed during the fiscal year for the following classes may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	April 2018	July 2018	October 2018	December 14, 2018	December 28, 2018
Fidelity 500 Index Fund
Investor Class	100%	99%	97%	–	–
Premium Class	97%	96%	96%	–	–
Institutional Class	97%	96%	96%	–	–
Fidelity 500 Index Fund	96%	95%	96%	96%	96%

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

2018 Total Return % vs. Lipper S&P 500 Index Funds Objective and S&P 500:

75% beaten
25% beaten
Benchmark
Inst'l Premium Class
Investor Class
14.400
14.300
14.200
14.100
14.000
13.900
13.800
13.700
14.374
14.352
14.271
14.200
13.720
1 Year
41.00
40.00
39.00
38.00
37.00
40.23
40.18
39.86
39.47
37.51
3 Year
88.00
86.00
84.00
82.00
80.00
87.70
87.62
86.90
85.88
81.48
5 Year

% Beaten

	1 Year	3 Year	5 Year
Investor Class	83%	87%	89%
Premium Class	91%	95%	95%
Inst'l Class	93%	96%	98%
Inst'l Premium Class	93%	97%	100%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for 2016 and 2018.

Fidelity 500 Index Fund

The Board considered that effective July 1, 2016, the fund’s management fee rate was reduced from 0.025% to 0.015%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Institutional Premium Class (into which the fund's other share classes were consolidated in November 2018) ranked below the competitive median for the 12-month period ended June 30, 2018.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the current class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. This contractual arrangement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to convert its fee structure to a unitary fee structure under which FMR would pay both "fund-level" and "class-level" expenses of the fund with limited exceptions. The Board considered that the amendments would result in no change to the management fee rate or total expenses paid by shareholders and would eliminate the need for a separate expense contract for the fund. The Board also considered that the amendments would clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, and that such amendments would not change the services provided to the fund or the party responsible for making such payments under the current contractual arrangements.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

U5I-U5A-ANN-0419
1.925889.107

Fidelity® Total Market Index Fund Fidelity® Extended Market Index Fund Fidelity® International Index Fund Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	5.02%	10.12%	16.81%
Class F	5.00%	10.12%	16.81%

 The initial offering of Fidelity Total Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

 The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of the former Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund, a class of the fund, on February 28, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Fidelity® Total Market Index Fund.

Period Ending Values
$47,278	Fidelity® Total Market Index Fund
$47,310	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.68% for the 12 months ending February 28, 2019, as the U.S. equity bellwether began the new year on a high note after enduring a final quarter of 2018 in which resurgent volatility upset the aging bull market. In October, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. Sharply reversing course to begin 2019, the S&P 500® gained 11.48% year-to-date, its strongest two-month opening since 1991, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. For the full period, some economically sensitive sectors fared worst, with financials (-6%) and materials (-6%) both losing ground. Energy gained 1%, while communication services and industrials each rose roughly 2%. In contrast, the defensive utilities (+20%), real estate (+20%) and health care (+11%) sectors led the way, while consumer staples finished near the index. Information technology and consumer discretionary were rattled in the late-2018 downturn, but earlier strength contributed to advances of 9% and roughly 7%, respectively.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes performed closely in line with the 4.99% return of the benchmark Dow Jones U.S. Total Stock Market Index℠. In an often-volatile investment environment, categories often seen as economically sensitive, such as financials and materials, struggled the most, while more defensive sectors, such as utilities and real estate, fared best. On an individual basis, the top contributor was software maker Microsoft (+21%), whose strong financial performance, especially from the firm's cloud-computing business, helped drive valuation gains. Also in the information technology sector, leading payment-processing companies Visa (+21%) and Mastercard (+29%) have benefited from the global shift to cashless payments. Other contributors included stocks of businesses seen as relatively defensive, which was attractive to investors when markets sharply corrected in late 2018. These included drug makers Merck (+55%), Lilly (+68%) and Pfizer (+24%). In contrast, performance challenges included NVIDIA (-36%), a maker of graphics processors, and social media company Facebook (-9%), which struggled due to weaker earnings and concern about the company's privacy protection. Bank stocks Wells Fargo (-12%), JPMorgan Chase (-7%) and Citigroup (-13%) detracted, lagging amid concern about potentially slowing economic growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.1
Apple, Inc.	2.8
Amazon.com, Inc.	2.4
Berkshire Hathaway, Inc. Class B	1.4
Facebook, Inc. Class A	1.4
Johnson & Johnson	1.3
Alphabet, Inc. Class C	1.2
JPMorgan Chase & Co.	1.2
Exxon Mobil Corp.	1.2
Alphabet, Inc. Class A	1.2
17.2

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	20.4
Health Care	14.4
Financials	13.9
Industrials	10.4
Consumer Discretionary	10.2
Communication Services	9.2
Consumer Staples	6.3
Energy	5.0
Real Estate	3.9
Utilities	3.1

Fidelity® Total Market Index Fund

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	135,810	$240,384
AT&T, Inc.	15,316,084	476,636,534
Atn International, Inc.	24,086	1,351,947
Bandwidth, Inc. (a)	11,272	628,076
CenturyLink, Inc. (b)	1,996,206	26,329,957
Cincinnati Bell, Inc. (a)	118,793	1,152,292
Cogent Communications Group, Inc.	86,186	4,198,120
Consolidated Communications Holdings, Inc. (b)	155,965	1,548,732
Frontier Communications Corp. (a)(b)	199,138	607,371
Globalstar, Inc. (a)(b)	1,513,169	759,157
GlowPoint, Inc. (a)	18,770	2,988
IDT Corp. Class B	44,765	270,381
Iridium Communications, Inc. (a)(b)	205,580	4,376,798
Ooma, Inc. (a)	37,459	610,956
ORBCOMM, Inc. (a)	163,965	1,155,953
Pareteum Corp. (a)(b)	143,195	575,644
PDVWireless, Inc. (a)	18,833	739,760
Verizon Communications, Inc.	8,699,679	495,185,729
Vonage Holdings Corp. (a)	465,240	4,782,667
WideOpenWest, Inc. (a)(b)	53,595	440,551
Zayo Group Holdings, Inc. (a)	425,495	10,552,276
		1,032,146,273
Entertainment - 1.8%
Activision Blizzard, Inc.	1,603,769	67,582,826
AMC Entertainment Holdings, Inc. Class A	114,111	1,600,977
Ballantyne of Omaha, Inc. (a)	17,964	29,641
Cinedigm Corp. (a)	5,614	7,803
Cinemark Holdings, Inc.	227,088	8,545,321
Electronic Arts, Inc. (a)	634,419	60,764,652
Global Eagle Entertainment, Inc. (a)	104,573	278,164
Glu Mobile, Inc. (a)	237,203	2,130,083
Lions Gate Entertainment Corp.:
Class A (b)	171,088	2,643,310
Class B	168,123	2,469,727
Live Nation Entertainment, Inc. (a)	293,004	16,572,306
LiveXLive Media, Inc. (a)(b)	28,249	168,082
Marcus Corp.	47,634	2,019,205
Netflix, Inc. (a)	917,916	328,705,720
Reading International, Inc. Class A (a)	23,938	385,641
Rosetta Stone, Inc. (a)	47,477	764,854
Take-Two Interactive Software, Inc. (a)	238,321	20,795,890
The Madison Square Garden Co. (a)	36,999	10,660,892
The Walt Disney Co.	3,131,942	353,408,335
Twenty-First Century Fox, Inc.:
Class A	2,182,642	110,070,636
Class B	1,059,382	53,138,601
Viacom, Inc. Class B (non-vtg.)	759,982	22,206,674
World Wrestling Entertainment, Inc. Class A	90,765	7,597,031
Zynga, Inc. (a)	1,719,053	8,973,457
		1,081,519,828
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (a)	622,454	701,225,554
Class C (a)	654,465	732,948,443
ANGI Homeservices, Inc. Class A (a)(b)	129,878	2,132,597
Autoweb, Inc. (a)	9,434	33,962
Care.com, Inc. (a)	56,427	1,421,396
CarGurus, Inc. Class A (a)	72,625	3,103,266
DHI Group, Inc. (a)	141,360	374,604
Eventbrite, Inc. (b)	29,829	882,342
Facebook, Inc. Class A (a)	5,057,323	816,504,798
IAC/InterActiveCorp (a)	164,046	34,950,000
Liberty TripAdvisor Holdings, Inc. (a)	155,493	2,346,389
Match Group, Inc. (b)	112,141	6,210,369
MeetMe, Inc. (a)	171,025	1,026,150
QuinStreet, Inc. (a)	78,551	1,051,798
Snap, Inc. Class A (a)(b)	1,558,754	15,275,789
Travelzoo, Inc. (a)	10,774	142,971
TripAdvisor, Inc. (a)(b)	214,468	11,403,264
TrueCar, Inc. (a)	174,422	1,262,815
Twitter, Inc. (a)	1,522,425	46,860,242
Yelp, Inc. (a)(b)	154,693	5,763,861
Zillow Group, Inc.:
Class A (a)(b)	91,547	3,792,792
Class C (a)(b)	255,347	10,673,505
		2,399,386,907
Media - 1.5%
A.H. Belo Corp. Class A	22,177	89,817
Altice U.S.A., Inc. Class A (b)	265,778	5,796,618
AMC Networks, Inc. Class A (a)(b)	96,702	6,354,288
Cable One, Inc.	10,467	9,933,078
CBS Corp. Class B	724,413	36,372,777
Central European Media Enterprises Ltd. Class A (a)(b)	190,544	668,809
Charter Communications, Inc. Class A (a)(b)	371,556	128,153,380
Clear Channel Outdoor Holding, Inc. Class A (a)	77,307	423,642
Comcast Corp. Class A	9,560,508	369,704,844
comScore, Inc. (a)	110,310	2,405,861
Daily Journal Corp. (a)(b)	644	144,894
Discovery Communications, Inc.:
Class A (a)(b)	355,815	10,283,054
Class C (non-vtg.) (a)	725,278	19,763,826
DISH Network Corp. Class A (a)	479,145	15,577,004
E.W. Scripps Co. Class A	124,181	2,626,428
Emerald Expositions Events, Inc.	58,843	740,245
Emmis Communications Corp. Class A (a)	1,993	7,553
Entercom Communications Corp. Class A	270,350	1,665,356
Entravision Communication Corp. Class A	134,699	532,061
Fluent, Inc. (a)	74,077	378,533
Gannett Co., Inc.	258,251	3,031,867
GCI Liberty, Inc. (a)(b)	209,881	11,237,029
Gray Television, Inc. (a)	165,763	3,631,867
Harte-Hanks, Inc. (a)	4,548	17,874
Hemisphere Media Group, Inc. (a)	12,793	177,823
Insignia Systems, Inc. (a)	5,038	7,003
Interpublic Group of Companies, Inc.	806,507	18,573,856
John Wiley & Sons, Inc. Class A	98,978	5,135,968
Lee Enterprises, Inc. (a)	85,702	261,391
Liberty Broadband Corp.:
Class A (a)	21,351	1,907,071
Class C (a)	358,561	32,091,210
Liberty Global PLC:
Class A (a)	411,278	10,837,175
Class C (a)	1,285,179	32,630,695
Liberty Latin America Ltd.:
Class A (a)	77,452	1,519,608
Class C (a)	265,937	5,156,518
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	396,218
Liberty Braves Class C (a)	84,417	2,350,169
Liberty Formula One Group Series C (a)	435,301	13,546,567
Liberty Media Class A (a)(b)	46,551	1,430,978
Liberty SiriusXM Series A (a)	131,422	5,375,160
Liberty SiriusXM Series C (a)	381,960	15,740,572
Loral Space & Communications Ltd. (a)	28,250	1,155,708
Marchex, Inc. Class B	40,752	176,456
Meredith Corp.	81,791	4,684,171
MSG Network, Inc. Class A (a)	135,009	3,259,117
National CineMedia, Inc.	132,714	1,027,206
New Media Investment Group, Inc.	117,331	1,562,849
News Corp.:
Class A	921,905	12,003,203
Class B	150,998	2,009,783
Nexstar Broadcasting Group, Inc. Class A	94,117	9,198,054
Omnicom Group, Inc.	469,359	35,530,476
Saga Communications, Inc. Class A	3,882	130,435
Salem Communications Corp. Class A	10,842	30,141
Scholastic Corp.	57,477	2,431,852
Sinclair Broadcast Group, Inc. Class A	148,725	5,368,973
Sirius XM Holdings, Inc. (b)	3,563,341	21,130,612
Social Reality, Inc. (b)	7,116	23,269
Social Reality, Inc. rights 12/31/19 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	52,501	870,467
Tegna, Inc.	468,125	6,165,206
The McClatchy Co. Class A (a)(b)	6,072	34,610
The New York Times Co. Class A (b)	299,713	9,845,572
Townsquare Media, Inc.	1,285	7,337
Tribune Media Co. Class A	168,034	7,768,212
tronc, Inc. (a)	51,781	624,479
Urban One, Inc.:
Class A (a)	7,797	17,231
Class D (non-vtg.) (a)	32,336	66,612
		901,801,999
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	122,818
Boingo Wireless, Inc. (a)	90,549	2,025,581
Gogo, Inc. (a)	109,584	502,991
NII Holdings, Inc. (a)(b)	211,330	822,074
Shenandoah Telecommunications Co.	101,745	4,521,548
Spok Holdings, Inc.	43,148	595,874
Sprint Corp. (a)	1,180,676	7,497,293
T-Mobile U.S., Inc. (a)	659,722	47,638,526
Telephone & Data Systems, Inc.	197,957	6,344,522
U.S. Cellular Corp. (a)	32,048	1,496,321
		71,567,548

TOTAL COMMUNICATION SERVICES		5,486,422,555

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Adient PLC (b)	189,924	3,692,123
American Axle & Manufacturing Holdings, Inc. (a)	235,103	3,785,158
Aptiv PLC (b)	556,966	46,289,444
Autoliv, Inc. (b)	184,522	15,095,745
BorgWarner, Inc.	436,392	17,721,879
Cooper Tire & Rubber Co.	104,300	3,333,428
Cooper-Standard Holding, Inc. (a)	35,211	2,116,533
Dana Holding Corp.	310,874	6,139,762
Delphi Technologies PLC	185,663	4,049,310
Dorman Products, Inc. (a)	61,275	4,957,148
Fox Factory Holding Corp. (a)	78,822	4,995,738
Garrett Motion, Inc. (a)(b)	162,154	2,714,458
Gentex Corp.	552,992	11,247,857
Gentherm, Inc. (a)	78,354	3,212,514
Hertz Global Holdings, Inc. (a)(b)	116,703	2,229,027
Horizon Global Corp. (a)(b)	41,718	112,221
LCI Industries	53,611	4,368,224
Lear Corp.	134,253	20,415,854
Modine Manufacturing Co. (a)	104,985	1,577,925
Motorcar Parts of America, Inc. (a)(b)	39,668	820,731
Shiloh Industries, Inc. (a)	23,634	147,240
Standard Motor Products, Inc.	45,495	2,242,904
Stoneridge, Inc. (a)	60,173	1,779,316
Strattec Security Corp.	4,334	134,267
Superior Industries International, Inc.	39,790	246,300
Sypris Solutions, Inc. (a)	16,848	17,690
Tenneco, Inc.	111,655	3,863,263
The Goodyear Tire & Rubber Co.	488,342	9,659,405
Tower International, Inc.	47,988	1,230,892
UQM Technologies, Inc. (a)	90,021	149,435
Veoneer, Inc. (a)(b)	183,223	5,599,295
Visteon Corp. (a)	60,878	5,214,809
VOXX International Corp. (a)	39,260	196,300
Workhorse Group, Inc. (a)	43,808	42,056
		189,398,251
Automobiles - 0.5%
Arcimoto, Inc. (a)	28,291	117,973
Ford Motor Co.	8,216,910	72,062,301
General Motors Co.	2,761,805	109,036,061
Harley-Davidson, Inc.	335,417	12,450,679
REV Group, Inc.	55,706	492,441
Tesla, Inc. (a)(b)	285,405	91,295,351
Thor Industries, Inc.	106,151	6,854,170
Winnebago Industries, Inc.	64,023	2,089,070
		294,398,046
Distributors - 0.1%
Core-Mark Holding Co., Inc.	99,234	3,126,863
Educational Development Corp.	5,732	46,143
Genuine Parts Co.	308,982	33,611,062
LKQ Corp. (a)	668,243	18,510,331
Pool Corp.	84,958	13,554,199
Weyco Group, Inc.	6,395	193,896
		69,042,494
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	121,167	5,840,249
American Public Education, Inc. (a)	34,036	1,099,703
Ascent Capital Group, Inc. (a)	16,905	11,835
Bridgepoint Education, Inc. (a)	52,176	537,935
Bright Horizons Family Solutions, Inc. (a)	123,303	15,289,572
Career Education Corp. (a)	151,280	2,514,274
Carriage Services, Inc.	33,842	711,020
Chegg, Inc. (a)	217,664	8,626,024
Collectors Universe, Inc.	6,416	113,242
Frontdoor, Inc. (a)	146,631	4,692,192
Graham Holdings Co.	9,327	6,376,963
Grand Canyon Education, Inc. (a)	100,820	11,662,858
H&R Block, Inc.	430,376	10,393,580
Houghton Mifflin Harcourt Co. (a)	231,698	1,832,731
K12, Inc. (a)	84,934	2,721,285
Laureate Education, Inc. Class A (a)	139,981	2,140,309
Lincoln Educational Services Corp. (a)	15,671	50,147
Regis Corp. (a)	81,177	1,468,492
Service Corp. International	381,103	15,754,798
ServiceMaster Global Holdings, Inc. (a)	285,858	12,909,347
Sotheby's Class A (Ltd. vtg.) (a)(b)	69,960	3,069,145
Strategic Education, Inc.	46,541	6,086,632
Universal Technical Institute, Inc. (a)	29,419	102,672
Weight Watchers International, Inc. (a)(b)	82,197	1,662,845
Xpresspa Group, Inc. (a)(b)	493	1,701
		115,669,551
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	510,325	15,462,848
Belmond Ltd. Class A (a)	187,283	4,653,983
BFC Financial Corp. Class A	157,194	962,027
Biglari Holdings, Inc. (a)	247	172,653
Biglari Holdings, Inc. (a)	2,475	331,675
BJ's Restaurants, Inc.	45,242	2,164,377
Bloomin' Brands, Inc.	201,015	4,156,990
Bluegreen Vacations Corp.	22,063	288,805
Boyd Gaming Corp.	171,792	5,112,530
Brinker International, Inc.	79,626	3,644,482
Caesars Entertainment Corp. (a)(b)	1,214,304	10,467,300
Carnival Corp.	844,076	48,753,830
Carrols Restaurant Group, Inc. (a)	84,980	908,436
Century Casinos, Inc. (a)	44,390	374,208
Chipotle Mexican Grill, Inc. (a)	51,097	31,042,960
Choice Hotels International, Inc. (b)	74,246	5,927,801
Churchill Downs, Inc.	76,905	7,213,689
Chuy's Holdings, Inc. (a)(b)	40,664	909,654
Cracker Barrel Old Country Store, Inc. (b)	50,398	8,163,972
Darden Restaurants, Inc.	259,836	29,130,214
Dave & Buster's Entertainment, Inc.	83,504	4,286,260
Del Frisco's Restaurant Group, Inc. (a)	76,669	649,386
Del Taco Restaurants, Inc. (a)	75,328	778,892
Denny's Corp. (a)	143,655	2,508,216
Dine Brands Global, Inc.	36,646	3,635,283
Domino's Pizza, Inc.	87,575	21,976,071
Dover Downs Gaming & Entertainment, Inc. (a)(b)	54,619	148,017
Dover Motorsports, Inc.	9,993	20,486
Drive Shack, Inc. (a)	106,917	471,504
Dunkin' Brands Group, Inc.	173,119	12,369,353
El Pollo Loco Holdings, Inc. (a)	56,173	849,897
Eldorado Resorts, Inc. (a)(b)	137,693	6,638,180
Empire Resorts, Inc. (a)	4,022	54,739
Extended Stay America, Inc. unit	397,125	7,243,560
Famous Dave's of America, Inc. (a)	7,623	38,115
Fiesta Restaurant Group, Inc. (a)	50,677	763,702
Golden Entertainment, Inc. (a)(b)	44,361	808,257
Good Times Restaurants, Inc. (a)	7,939	21,951
Habit Restaurants, Inc. Class A (a)	47,775	538,424
Hilton Grand Vacations, Inc. (a)	208,124	6,616,262
Hilton Worldwide Holdings, Inc.	626,173	52,034,976
Hyatt Hotels Corp. Class A	92,826	6,754,948
Inspired Entertainment, Inc. (a)	3,769	25,705
International Speedway Corp. Class A	53,569	2,316,859
J. Alexanders Holdings, Inc. (a)	20,559	187,704
Jack in the Box, Inc.	52,506	4,228,833
Kona Grill, Inc. (a)(b)	8,466	8,212
Las Vegas Sands Corp.	774,377	47,569,979
Lindblad Expeditions Holdings (a)	59,797	812,641
Luby's, Inc. (a)	14,614	22,652
Marriott International, Inc. Class A	595,639	74,615,698
Marriott Vacations Worldwide Corp.	85,964	8,367,736
McDonald's Corp.	1,622,853	298,345,296
MGM Mirage, Inc.	1,047,564	28,022,337
Monarch Casino & Resort, Inc. (a)	23,611	1,035,342
Nathan's Famous, Inc.	4,365	310,264
Noodles & Co. (a)	97,981	768,171
Norwegian Cruise Line Holdings Ltd. (a)	460,952	25,596,665
Papa John's International, Inc. (b)	48,912	2,137,944
Papa Murphy's Holdings, Inc. (a)	22,690	126,610
Penn National Gaming, Inc. (a)	222,857	5,537,996
Planet Fitness, Inc. (a)	184,441	10,841,442
Playa Hotels & Resorts NV (a)	140,860	1,073,353
PlayAGS, Inc. (a)	59,130	1,406,703
Potbelly Corp. (a)	52,375	440,998
Rave Restaurant Group, Inc. (a)(b)	9,079	10,532
RCI Hospitality Holdings, Inc.	15,482	362,124
Red Lion Hotels Corp. (a)	44,819	357,656
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	808,085
Red Rock Resorts, Inc.	156,858	4,410,847
Royal Caribbean Cruises Ltd.	362,091	42,900,542
Ruth's Hospitality Group, Inc.	63,551	1,615,466
Scientific Games Corp. Class A (a)(b)	116,922	3,397,753
SeaWorld Entertainment, Inc. (a)	142,901	3,899,768
Shake Shack, Inc. Class A (a)	55,236	3,045,713
Six Flags Entertainment Corp.	150,548	8,387,029
Speedway Motorsports, Inc.	23,497	414,957
Starbucks Corp.	2,608,037	183,240,680
Texas Roadhouse, Inc. Class A	141,201	8,939,435
The Cheesecake Factory, Inc.	85,660	4,051,718
Town Sports International Holdings, Inc. (a)	41,284	224,998
U.S. Foods Holding Corp. (a)	455,259	16,043,327
Vail Resorts, Inc.	85,086	17,731,072
Wendy's Co.	385,264	6,676,625
Wingstop, Inc.	62,410	4,157,130
Wyndham Destinations, Inc.	207,199	9,330,171
Wyndham Hotels & Resorts, Inc.	207,555	10,911,166
Wynn Resorts Ltd.	205,648	26,022,698
YETI Holdings, Inc. (b)	36,735	881,273
Yum! Brands, Inc.	655,627	61,956,752
		1,242,625,570
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	18,263	360,694
Beazer Homes U.S.A., Inc. (a)	65,476	793,569
Cavco Industries, Inc. (a)	18,081	2,502,953
Century Communities, Inc. (a)	60,942	1,391,306
Comstock Holding Companies, Inc. (a)(b)	1,496	3,321
CSS Industries, Inc.	16,118	111,053
D.R. Horton, Inc.	720,975	28,038,718
Dixie Group, Inc. (a)	11,105	14,103
Emerson Radio Corp. (a)	23,724	32,502
Ethan Allen Interiors, Inc.	53,577	1,075,826
Flexsteel Industries, Inc.	9,186	228,640
Garmin Ltd.	254,410	21,362,808
GoPro, Inc. Class A (a)(b)	248,146	1,446,691
Green Brick Partners, Inc. (a)	45,455	405,004
Hamilton Beach Brands Holding Co. Class A	20,505	497,656
Helen of Troy Ltd. (a)	54,901	6,154,951
Hooker Furniture Corp.	23,607	741,260
Hovnanian Enterprises, Inc. Class A (a)	177,163	119,957
Installed Building Products, Inc. (a)	45,849	1,999,933
iRobot Corp. (a)(b)	58,226	7,281,744
KB Home	181,658	4,143,619
Koss Corp. (a)	2,669	5,071
La-Z-Boy, Inc.	100,343	3,452,803
Leggett & Platt, Inc. (b)	271,202	12,317,995
Lennar Corp.:
Class A	634,391	30,438,080
Class B	12,224	470,257
LGI Homes, Inc. (a)(b)	40,633	2,401,410
Libbey, Inc.	41,937	165,232
Lifetime Brands, Inc.	14,046	146,921
Lovesac (a)	11,521	348,741
M.D.C. Holdings, Inc.	107,326	3,095,282
M/I Homes, Inc. (a)	59,108	1,539,172
Meritage Homes Corp. (a)	78,833	3,456,827
Mohawk Industries, Inc. (a)	131,795	17,939,935
New Home Co. LLC (a)	17,775	97,407
Newell Brands, Inc.	900,967	14,622,694
Nova LifeStyle, Inc. (a)(b)	26,136	20,914
NVR, Inc. (a)	7,191	18,840,420
PulteGroup, Inc.	541,969	14,633,163
Roku, Inc. Class A (a)(b)	105,131	6,969,134
Skyline Champion Corp.	82,013	1,628,778
Sonos, Inc. (b)	33,026	341,159
Taylor Morrison Home Corp. (a)	253,330	4,248,344
Tempur Sealy International, Inc. (a)(b)	95,157	5,539,089
Toll Brothers, Inc.	280,826	9,997,406
TopBuild Corp. (a)	76,734	4,565,673
TRI Pointe Homes, Inc. (a)(b)	304,963	3,842,534
Tupperware Brands Corp.	103,661	3,121,233
Turtle Beach Corp. (a)(b)	12,175	187,373
Universal Electronics, Inc. (a)	28,445	949,779
Vuzix Corp. (a)(b)	35,528	116,532
Whirlpool Corp.	133,908	18,949,321
William Lyon Homes, Inc. (a)	83,233	1,177,747
Zagg, Inc. (a)	62,192	721,427
		265,054,161
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	67,294	1,200,525
Amazon.com, Inc. (a)	864,451	1,417,552,683
Blue Apron Holdings, Inc. Class A (a)(b)	191,496	204,901
Duluth Holdings, Inc. (a)(b)	22,080	560,832
eBay, Inc.	1,899,719	70,574,561
Etsy, Inc. (a)	254,211	18,117,618
EVINE Live, Inc. (a)	71,405	36,988
Expedia, Inc.	248,226	30,608,748
FTD Companies, Inc. (a)	25,393	44,184
Gaia, Inc. Class A (a)(b)	21,748	241,838
Groupon, Inc. (a)	880,431	2,879,009
GrubHub, Inc. (a)(b)	188,693	15,393,575
Lands' End, Inc. (a)(b)	31,890	581,355
Leaf Group Ltd. (a)	21,524	174,990
Liberty Expedia Holdings, Inc. (a)	120,537	5,339,789
Liberty Interactive Corp. QVC Group Series A (a)	883,598	15,913,600
Liquidity Services, Inc. (a)	57,512	396,833
NutriSystem, Inc.	62,425	2,701,754
Overstock.com, Inc. (a)(b)	49,204	974,731
PetMed Express, Inc. (b)	46,693	1,076,274
Quotient Technology, Inc. (a)	182,766	1,833,143
Remark Holdings, Inc. (a)(b)	33,979	70,337
Shutterfly, Inc. (a)	68,425	3,066,124
Shutterstock, Inc.	45,262	2,096,988
Stamps.com, Inc. (a)(b)	36,150	3,397,739
Stitch Fix, Inc. (a)(b)	48,080	1,337,586
The Booking Holdings, Inc. (a)	97,515	165,486,856
U.S. Auto Parts Network, Inc. (a)	5,048	5,401
Wayfair LLC Class A (a)(b)	129,442	21,445,951
		1,783,314,913
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	111,508	1,399,425
Brunswick Corp.	178,669	9,423,003
Callaway Golf Co.	178,654	3,074,635
Clarus Corp.	48,983	596,613
Escalade, Inc.	7,022	85,668
Hasbro, Inc.	244,100	20,724,090
JAKKS Pacific, Inc. (a)(b)	36,433	57,564
Johnson Outdoors, Inc. Class A	11,590	760,768
Malibu Boats, Inc. Class A (a)	41,559	1,920,441
Marine Products Corp.	11,741	166,253
Mattel, Inc. (a)(b)	724,336	10,444,925
MCBC Holdings, Inc. (a)	35,388	873,022
Nautilus, Inc. (a)	60,465	394,836
Polaris Industries, Inc.	121,165	10,326,893
Sturm, Ruger & Co., Inc.	40,549	2,309,266
Summer Infant, Inc. (a)	32,605	24,865
Vista Outdoor, Inc. (a)	127,654	1,137,397
		63,719,664
Multiline Retail - 0.4%
Big Lots, Inc.	86,043	2,712,936
Dillard's, Inc. Class A (b)	40,152	3,153,538
Dollar General Corp.	552,757	65,479,594
Dollar Tree, Inc. (a)	501,426	48,302,367
Fred's, Inc. Class A (a)	73,262	214,658
JC Penney Corp., Inc. (a)(b)	752,125	1,143,230
Kohl's Corp.	348,085	23,506,180
Macy's, Inc.	640,992	15,890,192
Nordstrom, Inc. (b)	240,338	11,363,181
Ollie's Bargain Outlet Holdings, Inc. (a)	107,896	9,518,585
Target Corp.	1,098,776	79,815,089
Tuesday Morning Corp. (a)(b)	110,667	304,334
		261,403,884
Specialty Retail - 2.2%
Aaron's, Inc. Class A	143,933	7,814,123
Abercrombie & Fitch Co. Class A	138,546	3,041,085
Advance Auto Parts, Inc.	152,479	24,668,053
America's Car Mart, Inc. (a)	15,675	1,279,080
American Eagle Outfitters, Inc.	353,423	7,209,829
Armstrong Flooring, Inc. (a)	53,260	763,748
Asbury Automotive Group, Inc. (a)	40,476	2,905,772
Ascena Retail Group, Inc. (a)(b)	408,174	906,146
At Home Group, Inc. (a)(b)	59,390	1,453,867
AutoNation, Inc. (a)	123,704	4,361,803
AutoZone, Inc. (a)	53,098	49,857,429
Barnes & Noble Education, Inc. (a)	100,236	690,626
Barnes & Noble, Inc. (b)	136,068	857,228
Bed Bath & Beyond, Inc.	286,172	4,787,658
Best Buy Co., Inc.	490,986	33,799,476
Big 5 Sporting Goods Corp. (b)	40,599	163,614
Blink Charging Co.(b)	40,557	144,788
Boot Barn Holdings, Inc. (a)	56,571	1,612,274
Build-A-Bear Workshop, Inc. (a)	20,831	107,280
Burlington Stores, Inc. (a)	141,145	23,957,952
Caleres, Inc.	97,033	3,017,726
Camping World Holdings, Inc. (b)	73,106	943,067
CarMax, Inc. (a)(b)	365,454	22,694,693
Cars.com, Inc. (a)(b)	130,402	3,069,663
Carvana Co. Class A (a)(b)	69,822	3,132,215
Chico's FAS, Inc. (b)	255,796	1,493,849
Christopher & Banks Corp. (a)(b)	57,707	32,899
Citi Trends, Inc.	26,292	568,959
Conn's, Inc. (a)(b)	49,329	1,163,671
Destination Maternity Corp. (a)	22,235	54,809
Destination XL Group, Inc. (a)(b)	51,406	134,170
Dick's Sporting Goods, Inc.	154,889	6,049,964
DSW, Inc. Class A	144,187	4,269,377
Express, Inc. (a)(b)	161,303	838,776
Five Below, Inc. (a)	115,977	13,957,832
Floor & Decor Holdings, Inc. Class A (a)(b)	123,163	4,579,200
Foot Locker, Inc.	242,607	14,439,969
Francesca's Holdings Corp. (a)(b)	57,702	48,320
GameStop Corp. Class A (b)	209,541	2,451,630
Gap, Inc. (b)	446,638	11,344,605
Genesco, Inc. (a)	45,176	2,180,646
GNC Holdings, Inc. Class A (a)(b)	162,017	482,811
Group 1 Automotive, Inc.	38,654	2,403,506
Guess?, Inc.	127,189	2,847,762
Haverty Furniture Companies, Inc.	41,273	1,005,410
Hibbett Sports, Inc. (a)(b)	46,413	860,497
Home Depot, Inc.	2,375,739	439,844,318
Kirkland's, Inc. (a)(b)	35,692	416,883
L Brands, Inc.	482,010	12,599,741
Lithia Motors, Inc. Class A (sub. vtg.)	49,232	4,444,173
Lowe's Companies, Inc.	1,692,984	177,915,689
Lumber Liquidators Holdings, Inc. (a)(b)	67,229	793,974
MarineMax, Inc. (a)	46,161	906,140
Michaels Companies, Inc. (a)(b)	188,863	2,670,523
Monro, Inc.	70,990	5,417,247
Murphy U.S.A., Inc. (a)	63,397	4,930,385
O'Reilly Automotive, Inc. (a)	168,723	62,758,207
Office Depot, Inc.	1,155,001	4,007,853
Party City Holdco, Inc. (a)(b)	126,979	1,321,851
Penske Automotive Group, Inc.	83,239	3,699,141
Pier 1 Imports, Inc. (b)	163,568	220,817
Rent-A-Center, Inc. (a)	95,332	1,774,129
RH (a)	39,204	6,021,342
Ross Stores, Inc.	785,789	74,516,371
RTW Retailwinds, Inc. (a)	49,677	151,018
Sally Beauty Holdings, Inc. (a)(b)	261,356	4,722,703
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	21,800
Shoe Carnival, Inc. (b)	21,330	813,526
Signet Jewelers Ltd.	110,394	3,103,175
Sleep Number Corp. (a)	68,724	2,999,803
Sonic Automotive, Inc. Class A (sub. vtg.)	52,893	794,982
Sportsman's Warehouse Holdings, Inc. (a)	85,108	535,329
Stage Stores, Inc. (b)	38,699	42,569
Stein Mart, Inc. (a)(b)	40,412	45,666
Tailored Brands, Inc. (b)	110,204	1,428,244
The Buckle, Inc. (b)	65,726	1,261,282
The Cato Corp. Class A (sub. vtg.)	58,832	926,016
The Children's Place Retail Stores, Inc. (b)	32,586	3,113,918
The Container Store Group, Inc. (a)	29,760	203,261
Tiffany & Co., Inc. (b)	225,982	21,477,329
Tile Shop Holdings, Inc.	96,504	615,696
Tilly's, Inc.	51,357	622,960
TJX Companies, Inc.	2,605,780	133,650,456
Tractor Supply Co.	255,602	24,371,651
Trans World Entertainment Corp. (a)	2,977	1,399
Ulta Beauty, Inc. (a)	118,313	36,971,629
Urban Outfitters, Inc. (a)	161,949	4,996,127
Vitamin Shoppe, Inc. (a)(b)	45,231	333,352
Williams-Sonoma, Inc. (b)	165,878	9,647,464
Winmark Corp.	3,398	585,306
Zumiez, Inc. (a)	44,377	1,096,112
		1,333,239,414
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	314,517	14,341,975
Carter's, Inc.	97,341	9,484,907
Centric Brands, Inc. (a)(b)	30,760	127,962
Cherokee, Inc. (a)(b)	20,319	14,426
Columbia Sportswear Co.	65,856	6,779,875
Crocs, Inc. (a)	139,807	3,590,244
Culp, Inc.	20,042	371,779
Deckers Outdoor Corp. (a)	60,605	8,966,510
Delta Apparel, Inc. (a)	4,312	101,936
Fossil Group, Inc. (a)	92,360	1,444,510
G-III Apparel Group Ltd. (a)	89,887	3,200,876
Hanesbrands, Inc.	765,153	14,224,194
Iconix Brand Group, Inc. (a)(b)	101,691	18,020
J.Jill, Inc.	24,557	146,114
Lakeland Industries, Inc. (a)	6,813	75,352
lululemon athletica, Inc. (a)	220,727	33,201,755
Movado Group, Inc.	39,217	1,373,772
NIKE, Inc. Class B	2,682,038	229,931,118
Oxford Industries, Inc.	34,526	2,728,590
PVH Corp.	158,767	18,232,802
Ralph Lauren Corp.	115,168	14,415,579
Rocky Brands, Inc.	10,510	314,775
Sequential Brands Group, Inc. (a)(b)	82,806	139,114
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	285,993	9,617,945
Steven Madden Ltd.	171,963	5,673,059
Superior Group of Companies, Inc.	11,974	208,108
Tapestry, Inc.	613,161	21,423,845
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	444,020	10,012,651
Class C (non-vtg.) (a)(b)	349,574	7,019,446
Unifi, Inc. (a)	32,934	728,500
Vera Bradley, Inc. (a)	47,252	451,257
VF Corp.	682,817	59,650,893
Vince Holding Corp. (a)	4,485	65,212
Wolverine World Wide, Inc.	205,861	7,361,589
		485,438,690

TOTAL CONSUMER DISCRETIONARY		6,103,304,638

CONSUMER STAPLES - 6.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	17,932	5,604,826
Brown-Forman Corp.:
Class A	46,010	2,268,293
Class B (non-vtg.)	437,412	21,647,520
Castle Brands, Inc. (a)(b)	173,742	152,893
Celsius Holdings, Inc. (a)(b)	5,581	19,868
Coca-Cola Bottling Co. Consolidated	11,007	2,728,195
Constellation Brands, Inc. Class A (sub. vtg.)	349,323	59,091,479
Craft Brew Alliance, Inc. (a)	16,738	285,383
Keurig Dr. Pepper, Inc. (b)	391,965	9,857,920
MGP Ingredients, Inc. (b)	28,851	2,361,454
Molson Coors Brewing Co. Class B	393,069	24,236,635
Monster Beverage Corp. (a)	837,698	53,470,263
National Beverage Corp. (b)	26,205	1,797,401
New Age Beverages Corp. (a)(b)	121,666	714,179
PepsiCo, Inc.	2,970,070	343,458,895
Primo Water Corp. (a)	73,505	1,078,318
REED'S, Inc. (a)	6,177	17,975
The Coca-Cola Co.	8,060,481	365,462,209
		894,253,706
Food & Staples Retailing - 1.3%
Andersons, Inc.	57,313	2,118,288
BJ's Wholesale Club Holdings, Inc. (b)	146,996	3,721,939
Casey's General Stores, Inc.	77,466	10,437,769
Chefs' Warehouse Holdings (a)(b)	48,782	1,561,512
Costco Wholesale Corp.	922,378	201,760,964
Ingles Markets, Inc. Class A	31,274	973,247
Kroger Co.	1,681,886	49,329,716
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	20,476	290,759
Performance Food Group Co. (a)	223,483	8,610,800
PriceSmart, Inc.	48,724	3,150,494
Rite Aid Corp. (a)(b)	2,372,150	1,755,391
Smart & Final Stores, Inc. (a)	65,595	406,689
SpartanNash Co.	79,722	1,513,124
Sprouts Farmers Market LLC (a)	272,958	6,365,381
Sysco Corp.	1,003,445	67,782,710
United Natural Foods, Inc. (a)	111,710	1,676,767
Village Super Market, Inc. Class A	10,106	309,749
Walgreens Boots Alliance, Inc.	1,688,935	120,235,283
Walmart, Inc.	2,997,781	296,750,341
Weis Markets, Inc.	39,990	2,011,897
Welbilt, Inc. (a)(b)	274,877	4,389,786
		785,152,606
Food Products - 1.1%
Alico, Inc.	4,002	121,101
Archer Daniels Midland Co.	1,177,878	50,059,815
B&G Foods, Inc. Class A (b)	140,438	3,457,584
Bunge Ltd.	297,515	15,792,096
Cal-Maine Foods, Inc.	65,776	2,900,722
Calavo Growers, Inc. (b)	34,363	2,925,322
Campbell Soup Co. (b)	402,757	14,507,307
Coffee Holding Co., Inc. (a)	3,401	24,045
Conagra Brands, Inc.	1,012,488	23,661,845
Darling International, Inc. (a)	344,913	7,581,188
Dean Foods Co. (b)	210,017	842,168
Farmer Brothers Co. (a)	27,261	650,175
Flowers Foods, Inc.	398,740	8,162,208
Fresh Del Monte Produce, Inc.	69,975	1,936,908
Freshpet, Inc. (a)(b)	54,197	2,234,000
General Mills, Inc.	1,255,535	59,173,365
Hormel Foods Corp. (b)	571,699	24,788,869
Hostess Brands, Inc. Class A (a)(b)	229,346	2,784,260
Ingredion, Inc.	139,786	12,923,216
J&J Snack Foods Corp.	32,108	4,985,730
John B. Sanfilippo & Son, Inc.	20,367	1,415,099
Kellogg Co.	527,727	29,689,921
Lamb Weston Holdings, Inc.	307,880	21,339,163
Lancaster Colony Corp.	41,469	6,501,095
Landec Corp. (a)	65,644	842,869
Lifeway Foods, Inc. (a)	1,962	4,473
Limoneira Co.	30,645	717,093
McCormick & Co., Inc. (non-vtg.) (b)	253,583	34,482,216
Mondelez International, Inc.	3,052,736	143,967,030
nLIGHT, Inc. (a)(b)	16,268	347,973
Pilgrim's Pride Corp. (a)	115,183	2,265,650
Post Holdings, Inc. (a)(b)	138,938	14,155,003
Sanderson Farms, Inc. (b)	41,379	4,766,861
Seaboard Corp.	643	2,507,224
Seneca Foods Corp. Class A (a)	10,446	308,366
The Hain Celestial Group, Inc. (a)	192,429	3,785,078
The Hershey Co.	294,492	32,594,375
The J.M. Smucker Co.	238,448	25,254,028
The Kraft Heinz Co.	1,304,978	43,312,220
The Simply Good Foods Co. (a)	100,703	2,060,383
Tootsie Roll Industries, Inc. (b)	48,416	1,800,591
TreeHouse Foods, Inc. (a)	118,212	7,161,283
Tyson Foods, Inc. Class A	619,408	38,192,697
		656,982,615
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,014	3,036,040
Church & Dwight Co., Inc.	518,181	34,096,310
Clorox Co.	268,347	42,406,876
Colgate-Palmolive Co.	1,828,725	120,458,116
Energizer Holdings, Inc.	135,847	6,232,660
Funko, Inc. (a)(b)	28,105	559,008
Kimberly-Clark Corp.	729,176	85,189,632
Oil-Dri Corp. of America	2,105	61,361
Orchids Paper Products Co. (a)	12,438	14,055
Procter & Gamble Co.	5,245,758	516,969,451
Spectrum Brands Holdings, Inc. (b)	94,839	5,137,429
WD-40 Co. (b)	29,530	5,284,984
		819,445,922
Personal Products - 0.2%
Avon Products, Inc. (a)	965,163	2,982,354
Coty, Inc. Class A	969,044	10,659,484
Cyanotech Corp. (a)	2,300	9,407
Edgewell Personal Care Co. (a)	115,565	5,126,463
elf Beauty, Inc. (a)(b)	52,792	419,696
Estee Lauder Companies, Inc. Class A	461,664	72,453,548
Herbalife Nutrition Ltd. (a)(b)	218,749	12,271,819
Inter Parfums, Inc.	40,211	2,966,365
LifeVantage Corp. (a)	29,988	436,925
Mannatech, Inc.	599	11,642
MediFast, Inc.	25,407	3,237,614
Natural Health Trends Corp. (b)	21,987	279,675
Nature's Sunshine Products, Inc. (a)	6,985	57,976
Nu Skin Enterprises, Inc. Class A	115,591	6,948,175
Revlon, Inc. (a)(b)	17,364	463,445
USANA Health Sciences, Inc. (a)	30,281	2,982,679
Veru, Inc. (a)	11,731	17,362
Youngevity International, Inc. (a)	18,097	128,670
		121,453,299
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	258,813	623,739
Altria Group, Inc.	3,953,385	207,196,908
Philip Morris International, Inc.	3,271,339	284,410,213
Pyxus International, Inc. (a)(b)	16,429	443,419
Turning Point Brands, Inc.	19,625	802,466
Universal Corp.	55,795	3,310,875
Vector Group Ltd. (b)	233,766	2,739,738
		499,527,358

TOTAL CONSUMER STAPLES		3,776,815,506

ENERGY - 5.0%
Energy Equipment & Services - 0.6%
ACM Research, Inc. (a)	10,379	117,802
Archrock, Inc.	267,836	2,614,079
Aspen Aerogels, Inc. (a)	9,858	34,109
Baker Hughes, a GE Co. Class A (b)	1,076,831	28,406,802
Basic Energy Services, Inc. (a)	42,877	207,096
Bristow Group, Inc. (a)(b)	83,472	98,497
C&J Energy Services, Inc. (a)	129,736	2,240,541
Carbo Ceramics, Inc. (a)(b)	36,697	149,724
Core Laboratories NV (b)	90,394	5,858,435
Dawson Geophysical Co.	23,761	85,777
Diamond Offshore Drilling, Inc. (a)(b)	137,256	1,310,795
Dril-Quip, Inc. (a)	76,996	3,280,800
ENGlobal Corp. (a)	5,637	4,747
Ensco PLC Class A	877,453	3,597,557
Enservco Corp. (a)(b)	20,536	9,518
Era Group, Inc. (a)	33,138	381,750
Exterran Corp. (a)	70,422	1,202,104
Forum Energy Technologies, Inc. (a)	185,397	1,080,865
Frank's International NV (a)(b)	210,740	1,319,232
FTS International, Inc. (a)	71,841	739,244
Geospace Technologies Corp. (a)	25,924	425,154
Gulf Island Fabrication, Inc. (a)	22,854	223,969
Halliburton Co.	1,846,295	56,662,794
Helix Energy Solutions Group, Inc. (a)	314,530	2,327,522
Helmerich & Payne, Inc.	230,663	12,501,935
Hornbeck Offshore Services, Inc. (a)	51,518	87,581
Independence Contract Drilling, Inc. (a)	71,757	222,447
ION Geophysical Corp. (a)	26,397	347,385
Key Energy Services, Inc. (a)(b)	13,975	35,776
KLX Energy Services Holdings, Inc. (a)	52,916	1,394,866
Liberty Oilfield Services, Inc. Class A	89,447	1,465,142
Mammoth Energy Services, Inc.	28,362	652,042
Matrix Service Co. (a)	56,232	1,174,686
McDermott International, Inc. (a)(b)	379,466	3,217,872
Mitcham Industries, Inc. (a)	23,287	95,011
Nabors Industries Ltd.	664,054	2,151,535
National Oilwell Varco, Inc.	807,630	22,726,708
Natural Gas Services Group, Inc. (a)	21,602	399,205
NCS Multistage Holdings, Inc. (a)(b)	41,493	228,626
Newpark Resources, Inc. (a)	217,914	1,926,360
Noble Corp. (a)(b)	468,541	1,410,308
Oceaneering International, Inc. (a)	209,633	3,238,830
Oil States International, Inc. (a)	125,716	2,154,772
Patterson-UTI Energy, Inc.	461,620	6,121,081
PHI, Inc. (non-vtg.) (a)(b)	40,910	127,230
Pioneer Energy Services Corp. (a)	156,417	276,858
Profire Energy, Inc. (a)	41,596	77,785
Quintana Energy Services, Inc. (a)	2,698	15,298
Ranger Energy Services, Inc. Class A (a)	4,519	29,961
RigNet, Inc. (a)	29,085	450,236
Rowan Companies PLC (a)	273,970	3,098,601
RPC, Inc. (b)	138,338	1,487,134
Schlumberger Ltd.	2,907,396	128,099,868
SEACOR Holdings, Inc. (a)	40,354	1,802,210
SEACOR Marine Holdings, Inc. (a)	30,560	419,283
Smart Sand, Inc. (a)	41,295	123,472
Solaris Oilfield Infrastructure, Inc. Class A (b)	58,187	989,179
Superior Drilling Products, Inc. (a)	25,924	41,478
Superior Energy Services, Inc. (a)	304,963	1,427,227
Synthesis Energy Systems, Inc. (a)	17,261	11,220
TechnipFMC PLC	892,484	19,893,468
TETRA Technologies, Inc. (a)	261,324	624,564
Tidewater, Inc. (a)	78,490	1,800,561
Transocean Ltd. (United States) (a)(b)	1,061,473	8,672,234
U.S. Silica Holdings, Inc. (b)	170,105	2,534,565
Unit Corp. (a)	111,239	1,729,766
Weatherford International PLC (a)(b)	2,100,838	1,356,301
		349,019,580
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)	314,017	392,521
Adams Resources & Energy, Inc.	2,090	83,057
Aemetis, Inc. (a)	10,055	8,954
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	65,125
Anadarko Petroleum Corp.	1,055,968	45,934,608
Antero Resources Corp. (a)(b)	473,615	4,101,506
Apache Corp. (b)	800,741	26,568,586
Approach Resources, Inc. (a)(b)	78,465	73,624
Arch Coal, Inc.	40,734	3,794,779
Barnwell Industries, Inc. (a)	2,847	3,929
Berry Petroleum Corp. (b)	48,719	620,193
Bonanza Creek Energy, Inc. (a)	37,069	851,475
Cabot Oil & Gas Corp.	907,250	22,336,495
California Resources Corp. (a)(b)	97,298	2,301,098
Callon Petroleum Co. (a)(b)	463,536	3,546,050
Carrizo Oil & Gas, Inc. (a)(b)	172,025	1,888,835
Centennial Resource Development, Inc. Class A (a)(b)	390,362	3,540,583
Chaparral Energy, Inc. Class A (a)(b)	66,653	359,926
Cheniere Energy, Inc. (a)	468,617	30,202,366
Chesapeake Energy Corp. (a)(b)	2,184,266	6,465,427
Chevron Corp.	4,022,296	480,986,156
Cimarex Energy Co.	199,998	14,381,856
Clean Energy Fuels Corp. (a)	297,103	680,366
Cloud Peak Energy, Inc. (a)(b)	152,269	79,180
CNX Resources Corp. (a)	429,435	4,552,011
Comstock Resources, Inc. (a)(b)	36,250	258,825
Concho Resources, Inc.	420,844	46,292,840
ConocoPhillips Co.	2,426,766	164,656,073
CONSOL Energy, Inc. (a)	60,124	2,281,706
Contango Oil & Gas Co. (a)	51,306	173,927
Continental Resources, Inc. (a)	184,326	8,222,783
Contura Energy, Inc. (a)	11,847	729,775
CVR Energy, Inc.	66,867	2,710,788
Delek U.S. Holdings, Inc.	159,212	5,632,921
Denbury Resources, Inc. (a)(b)	946,963	1,818,169
Devon Energy Corp.	983,584	29,025,564
Diamondback Energy, Inc.	322,511	33,196,057
Dorian Lpg Ltd. (a)	76,160	449,344
Earthstone Energy, Inc. (a)	37,545	247,422
EOG Resources, Inc.	1,220,965	114,770,710
EP Energy Corp. (a)	91,298	48,854
EQT Corp.	535,104	9,696,084
Equitrans Midstream Corp.	428,289	7,555,018
Evolution Petroleum Corp.	63,768	450,840
Extraction Oil & Gas, Inc. (a)(b)	229,783	965,089
Exxon Mobil Corp.	8,911,449	704,271,814
Falcon Minerals Corp.	182,062	1,410,981
Gevo, Inc. (a)	391	911
Goodrich Petroleum Corp. (a)	2,143	27,795
Green Plains, Inc.	79,788	1,244,693
Gulfport Energy Corp. (a)	333,268	2,552,833
Halcon Resources Corp. (a)(b)	292,167	438,251
Hallador Energy Co.	29,822	160,144
Hess Corp.	521,250	30,154,313
Highpoint Resources, Inc. (a)(b)	236,990	613,804
HollyFrontier Corp.	335,434	17,174,221
Houston American Energy Corp. (a)(b)	36,485	7,662
International Seaways, Inc. (a)	72,136	1,200,343
Isramco, Inc. (a)	123	13,954
Jagged Peak Energy, Inc. (a)(b)	135,842	1,286,424
Kinder Morgan, Inc.	3,982,169	76,298,358
Kosmos Energy Ltd.	505,907	3,237,805
Laredo Petroleum, Inc. (a)	311,743	1,069,278
Lilis Energy, Inc. (a)	59,171	106,508
Lonestar Resources U.S., Inc. (a)	34,550	154,439
Magnolia Oil & Gas Corp. Class A (a)(b)	212,416	2,612,717
Marathon Oil Corp.	1,744,844	28,964,410
Marathon Petroleum Corp.	1,452,311	90,057,805
Matador Resources Co. (a)(b)	219,671	4,085,881
Midstates Petroleum Co., Inc. (a)	51,472	444,718
Montage Resources Corp. (a)	169,538	198,359
Murphy Oil Corp.	343,678	9,932,294
NACCO Industries, Inc. Class A	7,854	287,221
Nextdecade Corp. (a)(b)	29,373	105,155
Nine Energy Service, Inc. (a)	28,699	752,488
Noble Energy, Inc.	997,149	22,086,850
Northern Oil & Gas, Inc. (a)(b)	486,243	1,152,396
Oasis Petroleum, Inc. (a)	575,523	3,217,174
Occidental Petroleum Corp.	1,591,237	105,260,328
ONEOK, Inc.	865,257	55,601,415
Overseas Shipholding Group, Inc. (a)	104,167	205,209
Pacific Ethanol, Inc. (a)	51,285	59,491
Panhandle Royalty Co. Class A	32,305	530,448
Par Pacific Holdings, Inc. (a)	67,982	1,148,896
Parsley Energy, Inc. Class A (a)	548,741	9,954,162
PBF Energy, Inc. Class A	252,144	7,834,114
PDC Energy, Inc. (a)	140,948	5,224,942
Peabody Energy Corp.	166,397	5,133,347
Penn Virginia Corp. (a)	30,749	1,649,991
Phillips 66 Co. (b)	892,269	85,979,041
Pioneer Natural Resources Co.	358,709	50,560,034
QEP Resources, Inc. (a)	494,802	3,839,664
Ramaco Resources, Inc. (a)	3,779	20,142
Range Resources Corp. (b)	437,216	4,678,211
Renewable Energy Group, Inc. (a)(b)	79,800	2,120,286
Resolute Energy Corp. (a)(b)	43,916	1,357,444
Rex American Resources Corp. (a)	11,498	916,506
Ring Energy, Inc. (a)	129,272	797,608
Roan Resources, Inc. (a)	134,922	1,048,344
SandRidge Energy, Inc. (a)	72,603	564,125
SemGroup Corp. Class A	140,908	2,217,892
SilverBow Resources, Inc. (a)	10,559	237,578
SM Energy Co.	217,775	3,558,444
Southwestern Energy Co. (a)(b)	1,234,298	5,221,081
SRC Energy, Inc. (a)	513,834	2,363,636
Talos Energy, Inc. (a)	51,340	1,152,583
Targa Resources Corp.	479,787	19,306,629
Tellurian, Inc. (a)(b)	204,543	2,098,611
Tengasco, Inc. (a)	1,261	1,261
The Williams Companies, Inc.	2,541,443	67,831,114
Torchlight Energy Resources, Inc. (a)	92,571	151,354
TransAtlantic Petroleum Ltd. (a)	18,382	21,323
U.S. Energy Corp. (a)	2,263	1,822
Ultra Petroleum Corp. (a)(b)	435,566	292,962
Uranium Energy Corp. (a)(b)	293,214	369,450
VAALCO Energy, Inc. (a)	93,861	218,696
Valero Energy Corp.	894,041	72,917,984
Vertex Energy, Inc. (a)	17,824	22,815
W&T Offshore, Inc. (a)(b)	182,009	948,267
Westwater Resources, Inc. (a)	2,190	315
Whiting Petroleum Corp. (a)	189,273	4,612,583
World Fuel Services Corp.	144,055	3,988,883
WPX Energy, Inc. (a)	830,383	10,246,926
Zion Oil & Gas, Inc. (a)(b)	91,553	45,145
		2,630,634,596

TOTAL ENERGY		2,979,654,176

FINANCIALS - 13.9%
Banks - 5.9%
1st Source Corp.	43,616	2,073,941
ACNB Corp.	3,789	149,287
Allegiance Bancshares, Inc. (a)	27,634	1,057,277
Amalgamated Bank	13,349	236,411
American National Bankshares, Inc.	2,748	98,378
Ameris Bancorp	90,826	3,702,976
Ames National Corp.	2,652	73,805
Arrow Financial Corp.	18,798	665,825
Associated Banc-Corp.	344,650	8,023,452
Atlantic Capital Bancshares, Inc. (a)	60,429	1,165,071
Banc of California, Inc.	97,618	1,690,744
BancFirst Corp.	46,758	2,636,216
Bancorp, Inc., Delaware (a)	106,654	967,352
BancorpSouth Bank	194,977	6,354,300
Bank of America Corp.	19,199,413	558,318,930
Bank of Commerce Holdings	29,023	329,411
Bank of Hawaii Corp.	93,600	7,696,728
Bank of Marin Bancorp	28,801	1,281,645
Bank OZK	259,952	8,526,426
BankUnited, Inc.	230,571	8,413,536
Banner Corp.	69,862	4,340,526
Bar Harbor Bankshares	27,763	716,841
BB&T Corp. (b)	1,625,173	82,835,068
BCB Bancorp, Inc.	17,750	232,880
Berkshire Hills Bancorp, Inc.	98,452	3,083,517
Blue Hills Bancorp, Inc.	65,545	1,630,760
BOK Financial Corp.	71,550	6,470,982
Boston Private Financial Holdings, Inc.	190,545	2,265,580
Bridge Bancorp, Inc.	53,457	1,762,477
Bridgewater Bancshares, Inc. (a)	11,895	132,748
Brookline Bancorp, Inc., Delaware	179,331	2,865,709
Bryn Mawr Bank Corp.	41,951	1,709,923
Byline Bancorp, Inc. (a)	39,144	800,103
C & F Financial Corp.	2,353	121,391
Cadence Bancorp Class A	258,278	5,162,977
Cambridge Bancorp	6,912	573,627
Camden National Corp.	34,204	1,534,049
Capital City Bank Group, Inc.	8,375	206,695
Carolina Financial Corp.	44,054	1,613,257
Cathay General Bancorp	173,114	6,723,748
CB Financial Services, Inc.	603	15,600
CBTX, Inc.	55,661	1,854,068
Centerstate Banks of Florida, Inc.	154,891	4,098,416
Central Pacific Financial Corp.	68,102	1,987,216
Central Valley Community Bancorp	4,570	88,978
Century Bancorp, Inc. Class A (non-vtg.)	1,470	113,705
Chemical Financial Corp.	154,493	7,080,414
CIT Group, Inc.	219,017	11,163,296
Citigroup, Inc.	5,136,748	328,649,137
Citizens & Northern Corp.	8,777	230,308
Citizens Financial Group, Inc.	972,032	35,906,862
City Holding Co.	37,702	3,021,438
Civista Bancshares, Inc.	13,473	287,379
CNB Financial Corp., Pennsylvania	22,243	618,355
Columbia Banking Systems, Inc.	163,169	6,180,842
Comerica, Inc.	335,574	29,231,851
Commerce Bancshares, Inc.	211,434	13,305,542
Community Bank System, Inc.	115,337	7,472,684
Community Bankers Trust Corp.	24,176	192,924
Community Financial Corp.	3,879	116,603
Community Trust Bancorp, Inc.	35,782	1,530,754
ConnectOne Bancorp, Inc.	67,510	1,456,191
Cullen/Frost Bankers, Inc.	137,988	14,306,596
Customers Bancorp, Inc. (a)	69,820	1,493,450
CVB Financial Corp.	232,070	5,288,875
Eagle Bancorp, Inc. (a)	71,717	4,244,929
East West Bancorp, Inc.	309,984	16,928,226
Enterprise Bancorp, Inc.	15,551	493,278
Enterprise Financial Services Corp.	48,968	2,212,374
Equity Bancshares, Inc. (a)	33,650	1,143,764
Evans Bancorp, Inc.	6,302	224,666
Farmers & Merchants Bancorp, Inc.	18,588	568,979
Farmers National Banc Corp.	66,489	978,718
Fidelity Southern Corp.	57,212	1,863,967
Fifth Third Bancorp	1,374,624	37,912,130
Financial Institutions, Inc.	28,654	863,632
First Bancorp, North Carolina	64,833	2,540,805
First Bancorp, Puerto Rico	458,607	5,278,567
First Bancshares, Inc.	18,277	598,755
First Bank Hamilton New Jersey	19,927	230,555
First Busey Corp.	101,025	2,721,614
First Business Finance Services, Inc.	4,840	106,770
First Choice Bancorp	16,258	378,811
First Citizens Bancshares, Inc.	19,578	8,547,363
First Commonwealth Financial Corp.	299,498	4,210,942
First Community Bankshares, In	25,097	899,727
First Community Corp.	3,993	80,060
First Financial Bancorp, Ohio	222,897	6,180,934
First Financial Bankshares, Inc. (b)	145,214	9,417,128
First Financial Corp., Indiana	25,715	1,141,232
First Financial Northwest, Inc.	4,251	68,951
First Foundation, Inc.	89,645	1,367,086
First Hawaiian, Inc.	195,921	5,282,030
First Horizon National Corp.	686,853	10,735,512
First Internet Bancorp	19,044	411,350
First Interstate Bancsystem, Inc.	82,889	3,451,498
First Merchants Corp.	114,754	4,634,914
First Mid-Illinois Bancshares, Inc.	17,545	612,496
First Midwest Bancorp, Inc., Delaware	228,793	5,296,558
First Northwest Bancorp	5,375	86,645
First of Long Island Corp.	49,376	1,153,423
First Republic Bank	343,990	36,112,070
First United Corp.	8,652	149,680
Flushing Financial Corp.	59,760	1,387,030
FNB Corp., Pennsylvania	688,287	8,424,633
Franklin Financial Network, Inc.	25,657	841,550
Fulton Financial Corp.	371,843	6,388,263
German American Bancorp, Inc.	46,128	1,428,584
Glacier Bancorp, Inc.	184,239	8,073,353
Great Southern Bancorp, Inc.	28,194	1,596,626
Great Western Bancorp, Inc.	123,006	4,618,875
Guaranty Bancshares, Inc. Texas	2,629	80,868
Hancock Whitney Corp.	181,798	7,940,937
Hanmi Financial Corp.	73,536	1,697,211
HarborOne Bancorp, Inc. (a)	47,994	774,143
Heartland Financial U.S.A., Inc.	64,976	3,157,184
Heritage Commerce Corp.	80,485	1,124,375
Heritage Financial Corp., Washington	70,673	2,326,555
Hilltop Holdings, Inc.	172,524	3,315,911
Home Bancshares, Inc.	351,965	6,856,278
HomeTrust Bancshares, Inc.	36,605	996,754
Hope Bancorp, Inc.	265,233	3,867,097
Horizon Bancorp, Inc. Indiana	110,052	1,944,619
Howard Bancorp, Inc. (a)	9,598	127,365
Huntington Bancshares, Inc.	2,217,047	31,947,647
IBERIABANK Corp.	119,354	9,337,063
Independent Bank Corp.	56,111	1,304,581
Independent Bank Corp., Massachusetts	64,464	5,487,820
Independent Bank Group, Inc.	77,009	4,463,442
International Bancshares Corp.	127,606	5,208,877
Investar Holding Corp.	8,384	204,067
Investors Bancorp, Inc.	516,646	6,494,240
JPMorgan Chase & Co.	6,994,423	729,937,984
KeyCorp	2,167,982	38,286,562
Lakeland Bancorp, Inc.	107,684	1,801,553
Lakeland Financial Corp.	55,319	2,673,014
LegacyTexas Financial Group, Inc.	100,994	4,214,480
Live Oak Bancshares, Inc.	63,331	1,026,596
Luther Burbank Corp.	30,837	322,555
M&T Bank Corp.	297,795	51,536,403
Macatawa Bank Corp.	24,767	270,208
Mackinac Financial Corp.	1,739	27,424
MB Financial, Inc.	178,482	8,079,880
MBT Financial Corp.	48,012	531,493
Mercantile Bank Corp.	33,266	1,152,002
Merchants Bancorp/IN	30,436	634,591
Metropolitan Bank Holding Corp. (a)	5,853	225,516
Middlefield Banc Corp.	407	17,074
Midland States Bancorp, Inc.	44,096	1,124,448
Midsouth Bancorp, Inc.	23,289	265,262
MidWestOne Financial Group, Inc.	16,508	513,234
MutualFirst Financial, Inc.	20,181	634,491
National Bank Holdings Corp.	64,357	2,325,218
National Bankshares, Inc.	6,356	251,062
National Commerce Corp. (a)	45,498	1,987,808
NBT Bancorp, Inc.	106,979	4,132,599
Nicolet Bankshares, Inc. (a)	11,493	659,928
Northeast Bancorp	10,393	210,770
Northrim Bancorp, Inc.	7,659	287,289
Norwood Financial Corp.	7,600	232,864
OFG Bancorp	105,446	2,181,678
Ohio Valley Banc Corp.	4,212	153,780
Old Line Bancshares, Inc.	30,877	884,317
Old National Bancorp, Indiana	324,159	5,763,547
Old Point Financial Corp.	1,881	43,733
Old Second Bancorp, Inc.	47,209	674,145
Opus Bank	45,194	1,029,067
Origin Bancorp, Inc.	11,465	413,428
Orrstown Financial Services, Inc.	6,508	132,893
Pacific Mercantile Bancorp (a)	16,252	134,079
Pacific Premier Bancorp, Inc.	97,606	2,913,539
PacWest Bancorp	255,204	10,468,468
Park National Corp.	32,308	3,235,646
Parke Bancorp, Inc.	2,161	47,953
PCSB Financial Corp.	61,717	1,254,707
Peapack-Gladstone Financial Corp.	31,072	903,574
Penns Woods Bancorp, Inc.	3,854	169,036
People's Utah Bancorp	31,031	911,070
Peoples Bancorp of North Carolina	4,241	119,596
Peoples Bancorp, Inc.	38,419	1,280,889
Peoples Financial Services Corp.	12,111	529,856
Peoples United Financial, Inc.	808,339	14,356,101
Pinnacle Financial Partners, Inc.	159,917	9,385,529
PNC Financial Services Group, Inc.	972,577	122,564,154
Popular, Inc.	213,170	12,018,525
Preferred Bank, Los Angeles	30,610	1,567,844
Premier Financial Bancorp, Inc.	6,971	115,509
Prosperity Bancshares, Inc.	138,602	10,318,919
QCR Holdings, Inc.	31,102	1,111,897
Regions Financial Corp.	2,136,631	35,040,748
Reliant Bancorp, Inc.	9,372	205,622
Renasant Corp.	115,521	4,422,144
Republic Bancorp, Inc., Kentucky Class A	19,206	868,879
Republic First Bancorp, Inc. (a)	116,122	743,181
S&T Bancorp, Inc.	82,354	3,407,809
Sandy Spring Bancorp, Inc.	81,972	2,874,758
SB One Bancorp	5,379	127,213
Seacoast Banking Corp., Florida (a)	104,154	3,022,549
ServisFirst Bancshares, Inc.	103,953	3,635,236
Shore Bancshares, Inc.	8,325	131,119
Sierra Bancorp	19,007	512,239
Signature Bank	113,161	15,362,737
Simmons First National Corp. Class A	204,946	5,498,701
SmartFinancial, Inc. (a)	14,744	289,277
South State Corp.	78,685	5,589,782
Southern First Bancshares, Inc. (a)	5,767	219,723
Southern National Bancorp of Virginia, Inc.	38,866	616,026
Southside Bancshares, Inc.	76,484	2,655,524
Spirit of Texas Bancshares, Inc. (a)	19,406	419,170
Sterling Bancorp	474,638	9,649,391
Stock Yards Bancorp, Inc.	48,168	1,715,744
Summit Financial Group, Inc.	7,690	187,713
SunTrust Banks, Inc.	942,886	61,165,015
SVB Financial Group (a)	111,330	27,516,323
Synovus Financial Corp.	346,502	13,749,199
TCF Financial Corp.	362,055	8,291,060
Texas Capital Bancshares, Inc. (a)	106,747	6,514,769
The Bank of Princeton	8,000	260,240
The First Bancorp, Inc.	17,759	467,950
Tompkins Financial Corp.	28,454	2,287,986
TowneBank	157,327	4,337,505
Trico Bancshares	64,999	2,614,260
TriState Capital Holdings, Inc. (a)	45,938	1,038,658
Triumph Bancorp, Inc. (a)	54,121	1,833,078
Trustmark Corp.	144,879	5,140,307
Two River Bancorp	3,500	56,770
U.S. Bancorp	3,198,890	165,350,624
UMB Financial Corp.	100,750	6,932,608
Umpqua Holdings Corp.	471,986	8,580,705
Union Bankshares Corp.	171,581	6,103,136
Union Bankshares, Inc.	1,824	84,816
United Bankshares, Inc., West Virginia	229,802	8,822,099
United Community Bank, Inc.	175,816	4,868,345
United Security Bancshares, California	5,985	64,638
Unity Bancorp, Inc.	5,913	130,618
Univest Corp. of Pennsylvania	70,067	1,857,476
Valley National Bancorp	686,289	7,247,212
Veritex Holdings, Inc.	92,865	2,601,149
Washington Trust Bancorp, Inc.	35,505	1,860,462
Webster Financial Corp.	204,177	11,723,843
Wells Fargo & Co.	8,918,059	444,921,964
WesBanco, Inc.	127,576	5,413,050
West Bancorp., Inc.	59,222	1,369,213
Westamerica Bancorp. (b)	59,692	3,837,002
Western Alliance Bancorp. (a)	206,723	9,565,073
Wintrust Financial Corp.	121,571	8,956,136
Zions Bancorporation	403,305	20,608,886
		3,535,895,387
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	111,516	12,223,269
Ameriprise Financial, Inc.	291,412	38,358,562
Arlington Asset Investment Corp. (b)	57,340	475,349
Artisan Partners Asset Management, Inc.	106,511	2,801,239
Ashford, Inc.	2,507	153,353
Associated Capital Group, Inc.	6,083	258,710
B. Riley Financial, Inc.	33,092	563,888
Bank of New York Mellon Corp.	1,914,877	100,492,745
BGC Partners, Inc. Class A	590,980	3,622,707
BlackRock, Inc. Class A	255,463	113,226,311
Blucora, Inc. (a)	104,845	2,819,282
Brighthouse Financial, Inc. (a)	247,700	9,590,944
Cboe Global Markets, Inc.	237,478	22,776,515
Charles Schwab Corp.	2,530,870	116,445,329
CME Group, Inc.	753,690	137,103,748
Cohen & Co., Inc. (b)	688	5,470
Cohen & Steers, Inc.	51,308	2,142,622
Cowen Group, Inc. Class A (a)(b)	62,267	963,893
Diamond Hill Investment Group, Inc.	7,826	1,110,979
E*TRADE Financial Corp.	529,794	25,954,608
Eaton Vance Corp. (non-vtg.)	237,682	9,946,992
Evercore, Inc. Class A	83,146	7,657,747
FactSet Research Systems, Inc.	79,172	18,618,879
Federated Investors, Inc. Class B (non-vtg.)	206,666	6,148,314
Franklin Resources, Inc. (b)	628,441	20,493,461
Gain Capital Holdings, Inc. (b)	63,250	436,425
GAMCO Investors, Inc. Class A	8,016	164,168
Goldman Sachs Group, Inc.	727,191	143,038,470
Great Elm Capital Group, Inc. (a)	8,360	28,675
Greenhill & Co., Inc.	37,252	876,912
Hamilton Lane, Inc. Class A	41,047	1,916,074
Houlihan Lokey	78,024	3,587,544
Interactive Brokers Group, Inc.	156,382	8,636,978
IntercontinentalExchange, Inc.	1,201,336	92,683,072
INTL FCStone, Inc. (a)	35,665	1,551,428
Invesco Ltd.	865,523	16,747,870
Investment Technology Group, Inc.	67,747	2,047,992
Janus Henderson Group PLC	358,652	8,786,974
KKR & Co. LP	1,121,872	24,939,215
Ladenburg Thalmann Financial Services, Inc.	188,202	553,314
Lazard Ltd. Class A	270,447	10,122,831
Legg Mason, Inc.	191,798	5,610,092
LPL Financial	180,328	13,598,534
Manning & Napier, Inc. Class A (b)	21,800	46,870
MarketAxess Holdings, Inc.	79,789	19,458,941
Moelis & Co. Class A	94,020	4,194,232
Moody's Corp.	350,130	60,614,506
Morgan Stanley	2,750,951	115,484,923
Morningstar, Inc.	40,549	5,131,881
MSCI, Inc.	185,324	34,233,049
Northern Trust Corp.	463,307	43,180,212
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,317	545,126
Piper Jaffray Companies	30,868	2,159,525
PJT Partners, Inc.	43,421	2,007,353
Pzena Investment Management, Inc.	7,036	70,079
Raymond James Financial, Inc.	269,660	22,268,523
S&P Global, Inc.	527,843	105,763,902
Safeguard Scientifics, Inc. (a)	29,758	322,874
SEI Investments Co.	278,689	14,700,845
Silvercrest Asset Management Group Class A	6,008	90,060
State Street Corp.	797,397	57,308,922
Stifel Financial Corp.	153,889	8,376,178
T. Rowe Price Group, Inc.	507,241	50,942,214
TD Ameritrade Holding Corp.	570,822	32,154,403
The NASDAQ OMX Group, Inc.	244,049	22,347,567
TheStreet.com, Inc. (a)	51,794	114,465
U.S. Global Investments, Inc. Class A (b)	7,637	9,852
Virtu Financial, Inc. Class A	138,627	3,485,083
Virtus Investment Partners, Inc.	15,168	1,551,838
Waddell & Reed Financial, Inc. Class A (b)	172,756	3,197,714
Westwood Holdings Group, Inc.	16,700	645,455
WisdomTree Investments, Inc.	238,661	1,856,783
		1,601,544,859
Consumer Finance - 0.7%
Ally Financial, Inc.	864,780	23,426,890
American Express Co.	1,472,728	158,671,715
Asta Funding, Inc.	4,468	21,580
Atlanticus Holdings Corp. (a)	35,598	128,865
Capital One Financial Corp.	997,615	83,380,662
Consumer Portfolio Services, Inc. (a)	11,930	50,225
Credit Acceptance Corp. (a)(b)	26,530	11,669,486
CURO Group Holdings Corp. (a)	31,877	351,285
Discover Financial Services	704,461	50,446,452
Elevate Credit, Inc. (a)	33,545	146,927
Encore Capital Group, Inc. (a)(b)	60,800	2,079,360
Enova International, Inc. (a)	74,883	1,911,014
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,026,895
First Cash Financial Services, Inc.	93,961	8,236,621
Green Dot Corp. Class A (a)	99,192	6,402,844
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)	868,727	2,580,119
Navient Corp.	472,391	5,772,618
Nelnet, Inc. Class A	49,276	2,701,310
Nicholas Financial, Inc. (a)	5,705	58,990
OneMain Holdings, Inc.	160,632	5,300,856
PRA Group, Inc. (a)(b)	103,710	3,338,425
Regional Management Corp. (a)	15,900	432,321
Santander Consumer U.S.A. Holdings, Inc.	249,098	5,116,473
SLM Corp.	941,039	10,398,481
Synchrony Financial	1,393,330	45,436,491
World Acceptance Corp. (a)	16,002	1,968,246
		431,055,151
Diversified Financial Services - 1.5%
Acushnet Holdings Corp.	81,949	2,041,350
AXA Equitable Holdings, Inc.	287,825	5,503,214
Berkshire Hathaway, Inc. Class B (a)	4,091,824	823,684,171
Cannae Holdings, Inc. (a)	166,401	3,813,911
Columbia Financial, Inc. (b)	146,324	2,345,574
Donnelley Financial Solutions, Inc. (a)	78,157	1,110,611
FB Financial Corp.	44,172	1,565,897
FGL Holdings Class A	374,086	3,104,914
Focus Financial Partners, Inc. Class A	41,747	1,580,124
Granite Point Mortgage Trust, Inc.	104,702	1,991,432
International Money Express, Inc. (a)(b)	21,732	224,492
Jefferies Financial Group, Inc.	561,079	11,373,071
Marlin Business Services Corp.	14,103	331,985
On Deck Capital, Inc. (a)	117,542	721,708
Pennymac Financial Services, Inc.	130,626	3,046,198
Rafael Holdings, Inc. (a)	22,382	353,636
RBB Bancorp	22,593	489,138
Sachem Capital Corp.	200	890
Senseonics Holdings, Inc. (a)(b)	235,284	703,499
Verra Mobility Corp. (a)	219,252	2,324,071
Victory Capital Holdings, Inc. (a)	29,300	368,887
Voya Financial, Inc.	320,936	16,229,734
		882,908,507
Insurance - 2.6%
AFLAC, Inc.	1,598,696	78,559,921
Alleghany Corp.	31,173	20,042,992
Allstate Corp.	722,439	68,183,793
AMBAC Financial Group, Inc. (a)	94,134	1,861,029
American Equity Investment Life Holding Co.	186,781	5,911,619
American Financial Group, Inc.	146,572	14,607,366
American International Group, Inc.	1,858,682	80,295,062
American National Insurance Co.	20,619	3,034,911
Amerisafe, Inc.	42,031	2,652,576
Aon PLC	506,282	86,842,551
Arch Capital Group Ltd. (a)	855,832	27,960,031
Argo Group International Holdings, Ltd.	71,096	4,941,883
Arthur J. Gallagher & Co.	381,269	30,608,275
Assurant, Inc.	108,764	11,201,604
Assured Guaranty Ltd.	223,612	9,338,037
Athene Holding Ltd. (a)	262,567	11,697,360
Atlas Financial Holdings, Inc. (a)	9,356	84,952
Axis Capital Holdings Ltd.	174,044	9,932,691
Brown & Brown, Inc.	491,570	14,560,303
Chubb Ltd.	970,254	129,917,011
Cincinnati Financial Corp.	320,082	27,789,519
Citizens, Inc. Class A (a)(b)	65,561	447,782
CNA Financial Corp.	77,015	3,328,588
CNO Financial Group, Inc.	338,474	5,764,212
Crawford & Co. Class B	31,537	324,200
Donegal Group, Inc. Class A	8,008	107,868
eHealth, Inc. (a)	39,090	2,087,797
EMC Insurance Group	21,495	686,335
Employers Holdings, Inc.	72,584	3,023,849
Enstar Group Ltd. (a)	31,461	5,612,642
Erie Indemnity Co. Class A	45,431	8,096,713
Everest Re Group Ltd.	85,768	19,393,002
FBL Financial Group, Inc. Class A	24,404	1,705,107
Fednat Holding Co.	19,431	354,616
First American Financial Corp.	235,452	11,958,607
FNF Group	578,399	20,296,021
Genworth Financial, Inc. Class A (a)	1,070,028	4,141,008
Global Indemnity Ltd.	13,709	528,893
Goosehead Insurance (b)	22,593	712,809
Greenlight Capital Re, Ltd. (a)(b)	60,650	678,674
Hallmark Financial Services, Inc. (a)	10,337	108,022
Hanover Insurance Group, Inc.	89,740	10,653,035
Hartford Financial Services Group, Inc.	747,829	36,912,839
HCI Group, Inc.	13,167	607,789
Health Insurance Innovations, Inc. (a)(b)	26,949	1,002,772
Heritage Insurance Holdings, Inc.	60,181	897,901
Horace Mann Educators Corp.	89,186	3,495,199
Independence Holding Co.	16,014	611,575
Investors Title Co.	2,420	412,392
James River Group Holdings Ltd.	69,798	2,868,000
Kemper Corp.	130,540	10,847,874
Kingstone Companies, Inc.	11,824	198,761
Kinsale Capital Group, Inc.	42,888	2,863,203
Lincoln National Corp.	441,204	27,584,074
Loews Corp.	584,969	27,856,224
Maiden Holdings Ltd.	125,108	153,883
Markel Corp. (a)	29,149	29,291,247
Marsh & McLennan Companies, Inc.	1,060,384	98,636,920
MBIA, Inc. (a)(b)	208,068	2,066,115
Mercury General Corp.	59,668	3,160,614
MetLife, Inc.	2,074,510	93,747,107
National General Holdings Corp.	146,337	3,776,958
National Western Life Group, Inc.	5,277	1,625,316
Navigators Group, Inc.	46,295	3,230,465
NI Holdings, Inc. (a)	13,749	207,472
Old Republic International Corp.	600,617	12,528,871
Primerica, Inc.	90,813	11,355,258
Principal Financial Group, Inc.	549,683	28,935,313
ProAssurance Corp.	120,108	4,876,385
Progressive Corp.	1,226,283	89,396,031
Protective Insurance Corp. Class B	12,738	268,899
Prudential Financial, Inc.	866,104	83,016,068
Reinsurance Group of America, Inc.	130,797	18,898,859
RenaissanceRe Holdings Ltd.	85,152	12,521,602
RLI Corp.	83,438	5,884,048
Safety Insurance Group, Inc.	33,539	2,996,374
Selective Insurance Group, Inc.	125,492	8,277,452
State Auto Financial Corp.	39,344	1,324,712
Stewart Information Services Corp.	51,744	2,221,370
The Travelers Companies, Inc.	556,009	73,899,156
Third Point Reinsurance Ltd. (a)	160,902	1,720,042
Tiptree, Inc.	33,155	203,240
Torchmark Corp.	213,001	17,585,363
Trupanion, Inc. (a)(b)	56,154	1,704,274
United Fire Group, Inc.	49,184	2,397,228
United Insurance Holdings Corp.	43,725	716,216
Universal Insurance Holdings, Inc.	72,588	2,833,836
Unum Group	461,440	17,239,398
W.R. Berkley Corp.	200,486	16,772,659
White Mountains Insurance Group Ltd.	7,135	6,702,548
Willis Group Holdings PLC	272,260	46,834,165
		1,563,197,333
Mortgage Real Estate Investment Trusts - 0.3%
AG Mortgage Investment Trust, Inc.	51,250	911,225
AGNC Investment Corp.	1,099,291	19,402,486
Annaly Capital Management, Inc.	2,898,874	29,365,594
Anworth Mortgage Asset Corp.	251,516	1,071,458
Apollo Commercial Real Estate Finance, Inc.	246,721	4,480,453
Arbor Realty Trust, Inc. (b)	150,784	1,951,145
Ares Commercial Real Estate Corp.	49,636	757,445
Armour Residential REIT, Inc.	99,938	2,003,757
Blackstone Mortgage Trust, Inc. (b)	243,979	8,412,396
Capstead Mortgage Corp.	189,470	1,572,601
Cherry Hill Mortgage Investment Corp.	19,510	361,715
Chimera Investment Corp.	389,423	7,200,431
Dynex Capital, Inc.	145,310	886,391
Ellington Residential Mortgage REIT	15,540	182,750
Exantas Capital Corp.	55,796	605,387
Great Ajax Corp.	20,136	266,399
Hunt Companies Finance Trust, Inc.	6,106	21,676
Invesco Mortgage Capital, Inc.	262,862	4,184,763
KKR Real Estate Finance Trust, Inc.	75,512	1,538,179
Ladder Capital Corp. Class A	205,814	3,776,687
MFA Financial, Inc.	962,756	6,999,236
New Residential Investment Corp.	745,528	12,331,033
New York Mortgage Trust, Inc. (b)	330,166	1,980,996
Orchid Island Capital, Inc. (b)	113,192	756,123
Owens Realty Mortgage, Inc.	54,252	1,242,913
PennyMac Mortgage Investment Trust	137,871	2,809,811
Redwood Trust, Inc.	193,488	2,960,366
Starwood Property Trust, Inc.	574,770	12,892,091
TPG RE Finance Trust, Inc.	110,110	2,204,402
Two Harbors Investment Corp.	510,620	7,082,299
Western Asset Mortgage Capital Corp.	88,849	891,155
ZAIS Financial Corp.	30,514	492,191
		141,595,554
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	16,661	1,192,095
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)(b)	118,101	3,812,300
BankFinancial Corp.	19,300	301,852
Beneficial Bancorp, Inc.	178,014	2,869,586
BSB Bancorp, Inc. (a)	15,852	559,576
Capitol Federal Financial, Inc.	349,863	4,677,668
Dime Community Bancshares, Inc.	65,979	1,318,260
Entegra Financial Corp. (a)	13,593	326,640
ESSA Bancorp, Inc.	4,298	68,725
Essent Group Ltd. (a)	210,233	9,069,452
Farmer Mac Class C (non-vtg.)	22,811	1,867,537
First Defiance Financial Corp.	42,386	1,311,423
Flagstar Bancorp, Inc.	63,249	2,065,712
FS Bancorp, Inc.	3,111	161,305
Hingham Institution for Savings	2,103	411,767
Home Bancorp, Inc.	8,218	290,671
HomeStreet, Inc. (a)	66,154	1,845,697
HopFed Bancorp, Inc.	10,668	214,533
Impac Mortgage Holdings, Inc. (a)(b)	22,924	91,696
Kearny Financial Corp.	223,951	3,043,494
LendingTree, Inc. (a)(b)	15,771	5,030,160
Malvern Bancorp, Inc. (a)	6,089	126,408
Meridian Bancorp, Inc. Maryland	121,029	1,971,562
Meta Financial Group, Inc.	61,636	1,439,201
MGIC Investment Corp. (a)	776,203	10,075,115
New York Community Bancorp, Inc.	1,051,996	13,160,470
NMI Holdings, Inc. (a)	146,172	3,530,054
Northfield Bancorp, Inc.	99,960	1,490,404
Northwest Bancshares, Inc.	235,321	4,376,971
OceanFirst Financial Corp.	99,769	2,514,179
Ocwen Financial Corp. (a)	226,819	485,393
Oritani Financial Corp.	122,108	2,191,839
Provident Financial Holdings, Inc.	3,066	62,148
Provident Financial Services, Inc.	146,446	4,019,943
Radian Group, Inc.	449,802	9,157,969
Riverview Bancorp, Inc.	10,064	77,895
Security National Financial Corp. Class A	12,959	65,184
SI Financial Group, Inc.	15,921	234,835
Southern Missouri Bancorp, Inc.	5,377	194,540
Sterling Bancorp, Inc.	39,688	400,452
Territorial Bancorp, Inc.	13,244	372,156
TFS Financial Corp.	199,797	3,422,523
Timberland Bancorp, Inc.	5,712	174,787
Trustco Bank Corp., New York	222,604	1,885,456
United Community Financial Corp.	92,165	923,493
United Financial Bancorp, Inc. New	119,565	1,856,844
Walker & Dunlop, Inc.	62,162	3,468,640
Washington Federal, Inc.	184,491	5,660,184
Waterstone Financial, Inc.	51,757	871,588
Westfield Financial, Inc.	33,310	327,104
WMI Holdings Corp. (a)	68,998	941,823
WSFS Financial Corp.	72,439	3,135,160
		117,952,374

TOTAL FINANCIALS		8,275,341,260

HEALTH CARE - 14.4%
Biotechnology - 2.9%
AbbVie, Inc.	3,166,875	250,943,175
Abeona Therapeutics, Inc. (a)	62,198	436,630
ACADIA Pharmaceuticals, Inc. (a)(b)	241,136	6,390,104
Acceleron Pharma, Inc. (a)	92,344	4,066,830
Achaogen, Inc. (a)(b)	54,118	39,241
Achillion Pharmaceuticals, Inc. (a)	264,408	663,664
Acorda Therapeutics, Inc. (a)(b)	88,450	1,303,753
Actinium Pharmaceuticals, Inc. (a)	38,656	22,614
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	429,148
ADMA Biologics, Inc. (a)(b)	70,095	286,689
Aduro Biotech, Inc. (a)	103,375	444,513
Advaxis, Inc. (a)	48,573	17,331
Adverum Biotechnologies, Inc. (a)	103,188	417,911
Aeglea BioTherapeutics, Inc. (a)	36,229	302,874
Aevi Genomic Medicine, Inc. (a)	41,669	8,500
Agenus, Inc. (a)(b)	229,933	710,493
AgeX Therapeutics, Inc. (a)(b)	34,644	147,237
Agios Pharmaceuticals, Inc. (a)(b)	108,291	7,024,837
Aimmune Therapeutics, Inc. (a)(b)	78,694	1,895,738
Akebia Therapeutics, Inc. (a)	229,245	1,668,904
Albireo Pharma, Inc. (a)	13,977	393,033
Alder Biopharmaceuticals, Inc. (a)(b)	135,509	1,737,225
Aldeyra Therapeutics, Inc. (a)	58,801	475,112
Alexion Pharmaceuticals, Inc. (a)	466,985	63,197,080
Alkermes PLC (a)	333,291	11,088,592
Allakos, Inc. (a)(b)	16,500	659,340
Allena Pharmaceuticals, Inc. (a)	8,811	63,615
Allogene Therapeutics, Inc. (b)	43,052	1,364,318
Alnylam Pharmaceuticals, Inc. (a)	198,987	16,913,895
Alpine Immune Sciences, Inc. (a)	12,084	83,742
Altimmune, Inc. (a)(b)	13,742	36,966
AMAG Pharmaceuticals, Inc. (a)(b)	82,453	1,227,725
Amgen, Inc.	1,340,834	254,865,727
Amicus Therapeutics, Inc. (a)(b)	417,581	5,052,730
AnaptysBio, Inc. (a)(b)	49,514	3,410,029
Anavex Life Sciences Corp. (a)(b)	69,965	149,725
Anixa Biosciences, Inc. (a)	25,229	127,659
Apellis Pharmaceuticals, Inc. (a)	77,788	1,178,488
Applied Genetic Technologies Corp. (a)	14,097	53,569
Aptevo Therapeutics, Inc. (a)	25,681	39,549
Aptinyx, Inc. (b)	18,155	96,222
AquaBounty Technologies, Inc. (a)(b)	1,372	3,252
Aquinox Pharmaceuticals, Inc. (a)	41,529	109,637
Aravive, Inc. (a)	6,284	36,636
Arcus Biosciences, Inc.	11,841	139,605
Ardelyx, Inc. (a)	110,323	310,008
Arena Pharmaceuticals, Inc. (a)	105,026	5,242,898
ArQule, Inc. (a)	197,124	644,595
Array BioPharma, Inc. (a)	457,380	10,492,297
Arrowhead Pharmaceuticals, Inc. (a)(b)	197,066	3,846,728
Arsanis, Inc. (a)	8,493	23,441
Asterias Biotherapeutics, Inc. (a)(b)	24,436	22,237
Atara Biotherapeutics, Inc. (a)(b)	97,405	3,488,073
Athersys, Inc. (a)(b)	261,347	389,407
aTyr Pharma, Inc. (a)	6,529	3,134
Audentes Therapeutics, Inc. (a)	75,104	2,299,684
AVEO Pharmaceuticals, Inc. (a)(b)	241,113	130,080
Avid Bioservices, Inc. (a)	98,560	383,398
AVROBIO, Inc.	14,087	234,689
Bellicum Pharmaceuticals, Inc. (a)	75,895	243,623
Biocept, Inc. (a)	2,199	2,265
BioCryst Pharmaceuticals, Inc. (a)(b)	253,280	2,092,093
Biogen, Inc. (a)	423,720	138,984,397
Biohaven Pharmaceutical Holding Co. Ltd. (a)	75,938	3,339,753
BioMarin Pharmaceutical, Inc. (a)	372,136	34,705,403
Biospecifics Technologies Corp. (a)	15,413	1,070,433
BioTime, Inc. (b)	346,441	415,729
bluebird bio, Inc. (a)(b)	115,919	17,992,947
Blueprint Medicines Corp. (a)	93,524	7,686,738
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	59,967
Calithera Biosciences, Inc. (a)	68,274	378,921
Calyxt, Inc. (a)	10,855	174,006
Cancer Genetics, Inc. (a)	9,725	2,577
Capricor Therapeutics, Inc. (a)(b)	31,524	13,574
Cara Therapeutics, Inc. (a)(b)	69,866	1,191,215
CareDx, Inc. (a)	80,213	2,496,229
CASI Pharmaceuticals, Inc. (a)(b)	109,064	357,730
Catalyst Biosciences, Inc. (a)(b)	23,199	197,655
Catalyst Pharmaceutical Partners, Inc. (a)	206,783	601,739
Cel-Sci Corp. (a)(b)	25,753	68,503
Celcuity, Inc. (a)	1,151	25,667
Celgene Corp. (a)	1,469,650	122,157,308
Celldex Therapeutics, Inc. (a)	28,707	152,721
Cellular Biomedicine Group, Inc. (a)	19,712	376,893
Celsion Corp. (a)(b)	10,668	24,003
ChemoCentryx, Inc. (a)	53,974	580,221
Chimerix, Inc. (a)	63,824	129,563
Cidara Therapeutics, Inc. (a)	11,887	34,472
Cleveland Biolabs, Inc. (a)	1,776	2,202
Clovis Oncology, Inc. (a)(b)	112,883	3,418,097
Co.-Diagnostics, Inc. (a)(b)	7,929	9,832
CohBar, Inc. (a)(b)	86,892	276,317
Coherus BioSciences, Inc. (a)	126,873	1,819,359
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	70,893
Concert Pharmaceuticals, Inc. (a)	33,395	507,270
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	106,900	741,886
Corvus Pharmaceuticals, Inc. (a)	20,017	96,882
Crinetics Pharmaceuticals, Inc. (a)(b)	11,833	282,809
CTI BioPharma Corp. (a)	94,910	96,808
Cue Biopharma, Inc. (a)(b)	17,423	111,507
Curis, Inc. (a)(b)	35,800	37,590
Cyclacel Pharmaceuticals, Inc. (a)	960	768
Cytokinetics, Inc. (a)	105,142	759,125
CytomX Therapeutics, Inc. (a)	104,454	1,171,974
Cytori Therapeutics, Inc. (a)	1,078	277
CytRx Corp. (a)	40,644	27,841
Deciphera Pharmaceuticals, Inc. (a)(b)	33,615	954,666
Denali Therapeutics, Inc. (a)(b)	146,661	3,191,343
Dicerna Pharmaceuticals, Inc. (a)(b)	109,507	1,337,080
Dynavax Technologies Corp. (a)(b)	116,482	1,071,634
Eagle Pharmaceuticals, Inc. (a)(b)	25,510	1,277,286
Edge Therapeutics, Inc. (a)	50,398	19,958
Editas Medicine, Inc. (a)(b)	87,548	1,806,115
Eidos Therapeutics, Inc. (b)	12,556	231,909
Eiger Biopharmaceuticals, Inc. (a)	29,282	386,522
Emergent BioSolutions, Inc. (a)	94,367	5,506,314
Enanta Pharmaceuticals, Inc. (a)	32,596	3,342,394
Epizyme, Inc. (a)	146,056	1,892,886
Esperion Therapeutics, Inc. (a)(b)	51,811	2,388,487
Evelo Biosciences, Inc. (b)	6,125	53,839
Exact Sciences Corp. (a)(b)	257,147	23,400,377
Exelixis, Inc. (a)	629,463	14,093,677
Fate Therapeutics, Inc. (a)(b)	130,805	2,054,947
Fibrocell Science, Inc. (a)(b)	2,592	5,443
FibroGen, Inc. (a)	159,583	9,223,897
Five Prime Therapeutics, Inc. (a)	76,988	891,521
Flexion Therapeutics, Inc. (a)(b)	70,183	969,929
Fortress Biotech, Inc.(a)(b)	79,849	166,884
Forty Seven, Inc. (b)	18,806	314,060
Galectin Therapeutics, Inc. (a)(b)	70,166	365,565
Genocea Biosciences, Inc. (a)(b)	59,471	43,414
Genomic Health, Inc. (a)	45,004	3,418,954
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	413,900	604,294
Gilead Sciences, Inc.	2,724,025	177,116,106
Global Blood Therapeutics, Inc. (a)(b)	120,022	6,301,155
GlycoMimetics, Inc. (a)(b)	73,532	903,708
Gritstone Oncology, Inc. (b)	10,510	135,159
GTx, Inc. (a)(b)	20,485	20,465
Halozyme Therapeutics, Inc. (a)	263,841	4,551,257
Heat Biologics, Inc. (a)(b)	27,222	47,094
Hemispherx Biopharma, Inc.(a)(b)	10,898	1,962
Hemispherx Biopharma, Inc. rights 3/1/19(a)(c)	10,898	0
Heron Therapeutics, Inc. (a)(b)	150,268	3,977,594
Homology Medicines, Inc. (a)(b)	23,470	691,896
iBio, Inc. (a)(b)	4,036	3,551
Idera Pharmaceuticals, Inc. (a)	39,263	109,544
Immune Design Corp. (a)	68,872	400,835
ImmunoGen, Inc. (a)	325,580	1,536,738
Immunomedics, Inc. (a)(b)	363,065	5,721,904
Incyte Corp. (a)	370,533	31,951,061
Infinity Pharmaceuticals, Inc. (a)(b)	82,811	130,013
Inovio Pharmaceuticals, Inc. (a)(b)	201,325	736,850
Insmed, Inc. (a)(b)	161,749	4,795,858
Insys Therapeutics, Inc. (a)(b)	45,156	284,031
Intellia Therapeutics, Inc. (a)(b)	71,609	1,090,605
Intercept Pharmaceuticals, Inc. (a)(b)	45,877	4,575,772
Intrexon Corp. (a)(b)	154,800	1,233,756
Invitae Corp. (a)	144,055	2,898,387
Ionis Pharmaceuticals, Inc. (a)(b)	290,666	20,634,379
Iovance Biotherapeutics, Inc. (a)	257,537	2,644,905
Ironwood Pharmaceuticals, Inc. Class A (a)	305,028	4,343,599
IsoRay, Inc. (a)	57,047	21,969
Jounce Therapeutics, Inc. (a)	23,698	105,456
Kadmon Holdings, Inc. (a)	207,825	617,240
Kalvista Pharmaceuticals, Inc. (a)(b)	22,222	503,995
Karyopharm Therapeutics, Inc. (a)(b)	92,956	383,908
Kezar Life Sciences, Inc. (b)	10,691	217,562
Kindred Biosciences, Inc. (a)	67,375	728,998
Kiniksa Pharmaceuticals Ltd. (b)	22,765	408,632
Krystal Biotech, Inc. (a)	17,478	390,808
Kura Oncology, Inc. (a)(b)	67,165	1,023,595
La Jolla Pharmaceutical Co. (a)(b)	42,577	242,689
Leap Therapeutics, Inc. (a)	2,828	4,412
Lexicon Pharmaceuticals, Inc. (a)(b)	127,661	679,157
Ligand Pharmaceuticals, Inc. Class B (a)(b)	45,315	5,622,685
Liquidia Technologies, Inc.	10,311	206,426
Macrogenics, Inc. (a)	93,750	1,875,000
Madrigal Pharmaceuticals, Inc. (a)(b)	17,892	2,348,862
Magenta Therapeutics, Inc. (b)	7,270	95,310
MannKind Corp. (a)(b)	416,307	745,190
Marker Therapeutics, Inc. (a)(b)	63,438	394,584
Matinas BioPharma Holdings, Inc. (a)(b)	153,291	206,943
MediciNova, Inc. (a)(b)	72,252	661,106
MEI Pharma, Inc. (a)	62,189	179,104
Menlo Therapeutics, Inc. (a)	14,423	122,740
Merrimack Pharmaceuticals, Inc. (a)	22,287	136,174
Minerva Neurosciences, Inc. (a)	65,041	515,775
Miragen Therapeutics, Inc. (a)	39,491	110,575
Mirati Therapeutics, Inc. (a)(b)	68,813	5,009,586
Molecular Templates, Inc. (a)	14,186	70,363
Moleculin Biotech, Inc. (a)(b)	37,484	49,854
Momenta Pharmaceuticals, Inc. (a)	205,847	2,900,384
Myriad Genetics, Inc. (a)	158,164	4,907,829
NanoViricides, Inc. (a)	32,620	12,396
NantKwest, Inc. (a)(b)	76,001	85,881
Natera, Inc. (a)	79,677	1,262,084
Navidea Biopharmaceuticals, Inc. (a)	148,549	24,511
Neon Therapeutics, Inc.	9,897	61,658
Neuralstem, Inc. (a)	8,195	3,688
Neurocrine Biosciences, Inc. (a)	191,904	14,824,584
NewLink Genetics Corp. (a)	41,496	70,128
Novavax, Inc. (a)(b)	876,912	618,311
Ohr Pharmaceutical, Inc. (a)	1,616	3,604
OncoCyte Corp. (a)	43,329	143,852
OncoGenex Pharmaceuticals, Inc. (a)	96	235
OncoMed Pharmaceuticals, Inc. (a)	27,577	22,062
OncoSec Medical, Inc. (a)(b)	134,791	77,963
Ophthotech Corp. (a)	50,366	71,520
Opko Health, Inc. (a)(b)	767,909	1,958,168
Oragenics, Inc. (a)(b)	998	881
Organovo Holdings, Inc. (a)(b)	337,362	357,604
Osiris Therapeutics, Inc. (a)	35,886	624,775
OvaScience, Inc. (a)(b)	4,007	46,962
Palatin Technologies, Inc. (a)(b)	331,257	327,282
PDL BioPharma, Inc. (a)	309,517	1,123,547
Pfenex, Inc. (a)	46,697	209,670
Polarityte, Inc. (a)(b)	38,054	460,834
Portola Pharmaceuticals, Inc. (a)(b)	140,831	4,324,920
Principia Biopharma, Inc.	41,727	1,477,970
Progenics Pharmaceuticals, Inc. (a)	161,932	715,739
Protagonist Therapeutics, Inc. (a)	52,263	419,149
Proteon Therapeutics, Inc. (a)(b)	5,515	16,049
Proteostasis Therapeutics, Inc. (a)(b)	82,937	341,700
Prothena Corp. PLC (a)	93,994	1,259,520
PTC Therapeutics, Inc. (a)(b)	110,280	3,809,071
Puma Biotechnology, Inc. (a)(b)	65,071	1,809,625
Ra Pharmaceuticals, Inc. (a)	60,979	1,175,065
Radius Health, Inc. (a)(b)	96,984	1,838,817
Recro Pharma, Inc. (a)	27,287	234,395
Regeneron Pharmaceuticals, Inc. (a)	162,766	70,109,827
REGENXBIO, Inc. (a)	63,444	3,281,958
Regulus Therapeutics, Inc. (a)	7,152	9,226
Repligen Corp. (a)(b)	83,846	4,990,514
Replimune Group, Inc. (a)	6,018	82,567
Retrophin, Inc. (a)	91,593	2,066,338
Rexahn Pharmaceuticals, Inc. (a)	42,298	21,932
Rigel Pharmaceuticals, Inc. (a)	307,310	673,009
Riot Blockchain, Inc. (a)(b)	24,575	78,640
Rocket Pharmaceuticals, Inc. (a)(b)	59,224	1,031,090
Rubius Therapeutics, Inc. (b)	30,240	480,211
Sage Therapeutics, Inc. (a)	98,674	15,713,835
Sangamo Therapeutics, Inc. (a)(b)	221,185	1,992,877
Sarepta Therapeutics, Inc. (a)(b)	138,250	19,941,180
Savara, Inc. (a)	55,437	381,407
Scholar Rock Holding Corp.	10,905	203,051
Seattle Genetics, Inc. (a)	226,177	16,800,428
Selecta Biosciences, Inc. (a)	69,022	137,354
Sellas Life Sciences Group, Inc. (a)	425	591
Seres Therapeutics, Inc. (a)	32,924	201,824
Sesen Bio, Inc. (a)(b)	98,188	93,279
Sienna Biopharmaceuticals, Inc. (a)(b)	4,913	12,528
Solid Biosciences, Inc. (a)(b)	28,613	305,873
Sophiris Bio, Inc. (a)(b)	57,410	61,429
Sorrento Therapeutics, Inc. (a)(b)	241,251	489,740
Spark Therapeutics, Inc. (a)(b)	69,865	7,915,705
Spectrum Pharmaceuticals, Inc. (a)	219,897	2,377,087
Spring Bank Pharmaceuticals, Inc. (a)	9,145	95,108
Stemline Therapeutics, Inc. (a)	83,976	921,217
Sunesis Pharmaceuticals, Inc. (a)	79,109	41,327
Surface Oncology, Inc.	10,117	42,795
Syndax Pharmaceuticals, Inc. (a)	33,111	204,295
Synlogic, Inc. (a)	24,107	209,490
Synthetic Biologics, Inc. (a)(b)	2,422	1,550
Syros Pharmaceuticals, Inc. (a)	42,858	291,006
T2 Biosystems, Inc. (a)(b)	79,564	345,308
Tenax Therapeutics, Inc. (a)	69	84
TG Therapeutics, Inc. (a)(b)	153,167	1,041,536
Tocagen, Inc. (a)(b)	45,897	501,195
TONIX Pharmaceuticals Holding (a)	172	322
TRACON Pharmaceuticals, Inc. (a)	4,111	4,604
Translate Bio, Inc.	15,481	157,906
Trevena, Inc. (a)(b)	180,394	238,120
Trovagene, Inc. (a)	470	1,509
Twist Bioscience Corp.	12,801	278,678
Tyme, Inc. (a)(b)	83,189	202,149
Ultragenyx Pharmaceutical, Inc. (a)(b)	100,295	6,432,921
United Therapeutics Corp. (a)	91,876	11,603,020
UNITY Biotechnology, Inc. (b)	15,964	159,640
Unum Therapeutics, Inc.	16,295	69,254
Vanda Pharmaceuticals, Inc. (a)	115,314	2,333,955
Vaxart, Inc. (a)(b)	4,190	7,207
VBI Vaccines, Inc. (a)(b)	130,196	249,976
Veracyte, Inc. (a)	64,866	1,310,942
Verastem, Inc. (a)(b)	140,678	423,441
Vericel Corp. (a)(b)	94,522	1,768,507
Vertex Pharmaceuticals, Inc. (a)	537,307	101,416,696
Vical, Inc. (a)	6,566	6,697
Viking Therapeutics, Inc. (a)(b)	112,026	942,139
VistaGen Therapeutics, Inc. (a)(b)	22,368	25,276
Vital Therapies, Inc. (a)(b)	55,114	13,062
Voyager Therapeutics, Inc. (a)	55,577	833,655
Xbiotech, Inc. (a)	45,778	363,020
Xencor, Inc. (a)	105,095	3,188,582
XOMA Corp. (a)(b)	12,867	180,910
Y-mAbs Therapeutics, Inc. (b)	12,837	277,921
Yield10 Bioscience, Inc. (a)	693	866
Zafgen, Inc. (a)	66,948	299,258
ZIOPHARM Oncology, Inc. (a)(b)	320,402	945,186
		1,726,258,648
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	3,698,249	287,058,087
Abiomed, Inc. (a)	94,651	31,660,760
Accuray, Inc. (a)	202,019	973,732
Akers Biosciences, Inc. (a)(b)	18,662	17,029
Align Technology, Inc. (a)	151,891	39,335,212
Alliqua Biomedical, Inc. (a)	439	1,067
Alphatec Holdings, Inc. (a)	3,066	4,875
Angiodynamics, Inc. (a)	77,322	1,732,786
Anika Therapeutics, Inc. (a)(b)	30,719	1,002,361
Antares Pharma, Inc. (a)	313,081	1,123,961
Apollo Endosurgery, Inc. (a)	102	351
Atricure, Inc. (a)	76,839	2,454,238
Atrion Corp.	3,083	2,424,379
Avanos Medical, Inc. (a)	103,141	4,855,878
Avinger, Inc. (a)	780	511
AxoGen, Inc. (a)	68,956	1,272,928
Axonics Modulation Technologies, Inc. (a)	17,625	374,708
Baxter International, Inc.	1,043,663	77,992,936
Becton, Dickinson & Co.	566,098	140,839,521
Bellerophon Therapeutics, Inc. (a)	36,993	23,587
BioLase Technology, Inc. (a)(b)	6,234	15,959
BioLife Solutions, Inc. (a)	23,888	455,305
Boston Scientific Corp. (a)	2,910,323	116,762,159
Bovie Medical Corp. (a)	58,121	408,009
Cantel Medical Corp.	77,468	5,695,447
Cardiovascular Systems, Inc. (a)	77,081	2,726,355
CAS Medical Systems, Inc. (a)	11,651	28,195
Cerus Corp. (a)	299,814	1,951,789
Cesca Therapeutics, Inc. (a)	793	296
Chembio Diagnostics, Inc. (a)	2,391	16,713
ConforMis, Inc. (a)	140,343	172,622
CONMED Corp.	56,790	4,367,151
Corindus Vascular Robotics, Inc. (a)(b)	178,714	235,902
Cryolife, Inc. (a)	73,959	2,187,707
CryoPort, Inc. (a)(b)	62,716	721,234
Cutera, Inc. (a)	27,491	470,646
CytoSorbents Corp. (a)(b)	50,106	404,856
Danaher Corp.	1,299,805	165,101,231
Dare Bioscience, Inc. (a)	17,253	14,234
Dentsply Sirona, Inc.	471,100	19,673,136
DexCom, Inc. (a)	186,234	25,947,983
Edwards Lifesciences Corp. (a)	441,573	74,753,893
Ekso Bionics Holdings, Inc. (a)(b)	113,321	267,438
electroCore, Inc. (b)	8,347	72,953
Endologix, Inc. (a)	150,152	78,244
Fonar Corp. (a)	8,356	180,907
Genmark Diagnostics, Inc. (a)	121,495	934,297
Glaukos Corp. (a)(b)	71,588	5,309,682
Globus Medical, Inc. (a)	162,750	7,924,298
Haemonetics Corp. (a)	107,409	9,330,620
Helius Medical Technologies, Inc. (U.S.) (a)(b)	26,596	188,566
Heska Corp. (a)	23,700	1,938,423
Hill-Rom Holdings, Inc.	142,441	15,105,868
Hologic, Inc. (a)	566,406	26,706,043
ICU Medical, Inc. (a)	35,459	8,714,404
IDEXX Laboratories, Inc. (a)	182,112	38,431,095
Inogen, Inc. (a)(b)	36,282	3,898,864
Inspire Medical Systems, Inc.	26,528	1,644,736
Insulet Corp. (a)(b)	123,009	11,551,775
Integer Holdings Corp. (a)	63,660	5,790,514
Integra LifeSciences Holdings Corp. (a)	150,076	8,267,687
IntriCon Corp. (a)	15,036	404,769
Intuitive Surgical, Inc. (a)	239,805	131,319,616
Invacare Corp. (b)	75,980	739,285
InVivo Therapeutics Holdings Corp. (a)(b)	1,850	2,683
IRadimed Corp. (a)	10,226	255,650
iRhythm Technologies, Inc. (a)(b)	47,672	4,566,501
Iridex Corp. (a)	4,871	21,676
Kewaunee Scientific Corp.	1,376	33,024
Lantheus Holdings, Inc. (a)	82,294	1,880,418
LeMaitre Vascular, Inc.	38,823	1,161,584
LivaNova PLC (a)	103,362	9,633,338
Masimo Corp. (a)	102,589	13,467,884
Medtronic PLC	2,825,552	255,712,456
Meridian Bioscience, Inc.	85,642	1,461,909
Merit Medical Systems, Inc. (a)	117,862	6,568,449
Microbot Medical, Inc. (a)	7,173	62,835
Misonix, Inc. (a)	7,938	156,379
Myomo, Inc. (a)	11,057	13,379
Natus Medical, Inc. (a)	76,587	2,116,099
Neogen Corp. (a)	112,232	6,953,895
Nevro Corp. (a)	65,417	3,013,761
NuVasive, Inc. (a)	107,084	6,307,248
Nuvectra Corp. (a)	40,770	512,479
OraSure Technologies, Inc. (a)	129,623	1,393,447
Orthofix International NV (a)	41,359	2,527,035
OrthoPediatrics Corp. (a)	16,652	684,564
Penumbra, Inc. (a)(b)	65,578	8,765,811
Precision Therapeutics, Inc. (a)(b)	19,298	18,524
Pulse Biosciences, Inc. (a)(b)	22,362	398,714
Quanterix Corp. (a)	19,021	470,009
Quidel Corp. (a)	74,597	4,890,579
ResMed, Inc.	299,357	30,663,138
Retractable Technologies, Inc. (a)	5,248	3,866
Rockwell Medical Technologies, Inc. (a)(b)	99,434	462,368
RTI Biologics, Inc. (a)	100,701	501,491
Seaspine Holdings Corp. (a)	26,043	399,500
Second Sight Medical Products, Inc. (a)(b)	46,884	32,491
SI-BONE, Inc.	14,970	310,178
Sientra, Inc. (a)	50,626	560,430
Sintx Technologies, Inc. (a)	5,751	1,507
Staar Surgical Co. (a)	60,228	2,216,390
Steris PLC	176,312	21,326,700
STRATA Skin Sciences, Inc. (a)	803	2,602
Stryker Corp.	655,176	123,507,228
SurModics, Inc. (a)	29,526	1,722,842
Tactile Systems Technology, Inc. (a)(b)	35,354	2,687,258
Tandem Diabetes Care, Inc. (a)	120,094	7,874,564
Teleflex, Inc.	96,374	27,933,040
The Cooper Companies, Inc.	103,616	29,633,140
TransEnterix, Inc. (a)(b)	415,676	1,035,033
Utah Medical Products, Inc.	13,511	1,146,814
Vapotherm, Inc.	4,852	94,323
Varex Imaging Corp. (a)	86,203	2,710,222
Varian Medical Systems, Inc. (a)	190,759	25,630,379
Vermillion, Inc. (a)	12,449	9,337
ViewRay, Inc. (a)	117,177	993,661
Viveve Medical, Inc. (a)(b)	45,477	45,477
West Pharmaceutical Services, Inc.	155,341	16,271,970
Wright Medical Group NV (a)	243,078	7,610,772
Zimmer Biomet Holdings, Inc.	427,149	53,017,734
Zosano Pharma Corp. (a)(b)	22,328	114,543
		1,985,629,141
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (a)(b)	16,668	42,503
Acadia Healthcare Co., Inc. (a)(b)	186,716	4,908,764
Addus HomeCare Corp. (a)	20,440	1,373,772
Amedisys, Inc. (a)	60,529	7,523,755
American Renal Associates Holdings, Inc. (a)	37,535	468,812
AmerisourceBergen Corp.	330,261	27,510,741
AMN Healthcare Services, Inc. (a)	99,194	4,960,692
Anthem, Inc.	544,264	163,676,513
Apollo Medical Holdings, Inc. (a)(b)	47,506	928,267
BioScrip, Inc. (a)(b)	272,655	886,129
BioTelemetry, Inc. (a)	69,336	5,180,786
Brookdale Senior Living, Inc. (a)	401,281	2,712,660
Caladrius Biosciences, Inc. (a)	9,530	36,786
Capital Senior Living Corp. (a)	53,746	268,730
Cardinal Health, Inc.	623,248	33,867,296
Catasys, Inc. (a)(b)	16,915	170,672
Centene Corp. (a)	861,614	52,463,676
Chemed Corp.	33,212	10,943,354
Cigna Corp.	801,679	139,844,885
Civitas Solutions, Inc. (a)	46,675	828,948
Community Health Systems, Inc. (a)(b)	259,756	1,285,792
Corvel Corp. (a)	22,939	1,543,795
Covetrus, Inc. (a)(b)	200,932	7,189,347
Cross Country Healthcare, Inc. (a)	74,733	653,166
CVS Health Corp.	2,721,091	157,360,693
DaVita HealthCare Partners, Inc. (a)	263,098	14,970,276
Diplomat Pharmacy, Inc. (a)(b)	125,920	812,184
Elanco Animal Health, Inc. (b)	141,141	4,268,104
Encompass Health Corp.	208,549	13,167,784
Five Star Sr Living, Inc. (a)	70,113	64,574
G1 Therapeutics, Inc. (a)	57,554	1,062,447
Genesis HealthCare, Inc. Class A (a)	72,843	99,795
Guardant Health, Inc. (b)	28,285	1,884,912
Hanger, Inc. (a)	98,743	1,996,583
HCA Holdings, Inc.	563,720	78,379,629
HealthEquity, Inc. (a)	113,740	9,153,795
Henry Schein, Inc. (a)(b)	319,033	18,918,657
Humana, Inc.	287,917	82,067,862
Interpace Diagnostics Group, Inc. (a)	78,315	75,182
Laboratory Corp. of America Holdings (a)	211,269	31,318,517
LHC Group, Inc. (a)	61,059	6,697,562
Magellan Health Services, Inc. (a)	54,135	3,687,135
McKesson Corp.	410,329	52,177,436
MEDNAX, Inc. (a)	183,817	6,049,417
Molina Healthcare, Inc. (a)	130,609	17,583,890
National Healthcare Corp.	22,823	1,858,020
National Research Corp. Class A	26,331	1,025,066
National Vision Holdings, Inc. (a)	138,907	4,667,275
Neuronetics, Inc.	13,389	233,638
OptiNose, Inc. (a)(b)	38,007	282,012
Owens & Minor, Inc.	161,303	1,006,531
Patterson Companies, Inc. (b)	169,627	3,825,089
PetIQ, Inc. Class A (a)(b)	37,022	1,114,732
Premier, Inc. (a)	115,601	4,228,685
Providence Service Corp.	23,878	1,702,979
Psychemedics Corp.	2,724	53,281
Quest Diagnostics, Inc.	287,297	24,865,555
Quorum Health Corp. (a)(b)	61,662	172,037
R1 RCM, Inc. (a)	205,078	2,028,221
RadNet, Inc. (a)	92,636	1,263,555
Select Medical Holdings Corp. (a)	241,258	3,575,444
Sharps Compliance Corp. (a)	12,687	47,830
Surgery Partners, Inc. (a)(b)	43,549	545,233
Tenet Healthcare Corp. (a)	175,598	5,018,591
The Ensign Group, Inc.	105,963	5,239,870
The Joint Corp. (a)	4,485	49,156
Tivity Health, Inc. (a)(b)	82,736	1,770,550
Triple-S Management Corp. (a)	48,504	1,233,942
U.S. Physical Therapy, Inc.	28,368	3,127,288
UnitedHealth Group, Inc.	2,023,933	490,237,051
Universal Health Services, Inc. Class B	179,388	24,904,436
Wellcare Health Plans, Inc. (a)	105,061	26,641,368
		1,581,783,710
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	359,625	3,855,180
Castlight Health, Inc. Class B (a)	151,493	483,263
Cerner Corp. (a)	695,160	38,894,202
Computer Programs & Systems, Inc.	27,710	912,767
Evolent Health, Inc. (a)	147,615	1,947,042
HealthStream, Inc.	53,495	1,487,161
HMS Holdings Corp. (a)	176,088	6,067,992
HTG Molecular Diagnostics (a)(b)	63,917	175,772
iCAD, Inc. (a)	14,864	76,252
Inovalon Holdings, Inc. Class A (a)(b)	164,130	2,156,668
Medidata Solutions, Inc. (a)(b)	126,802	9,512,686
NantHealth, Inc. (a)(b)	56,729	38,859
Nextgen Healthcare, Inc. (a)	106,167	1,857,923
Omnicell, Inc. (a)	84,756	7,200,022
OptimizeRx Corp. (a)(b)	16,305	234,140
Simulations Plus, Inc.	22,049	452,225
Tabula Rasa HealthCare, Inc. (a)(b)	37,857	2,086,299
Teladoc Health, Inc. (a)(b)	145,498	9,364,251
Valeritas Holdings, Inc. (a)	25,700	12,079
Veeva Systems, Inc. Class A (a)	254,489	30,006,798
Vocera Communications, Inc. (a)	65,757	2,179,187
		119,000,768
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	58,938	1,260,094
Agilent Technologies, Inc.	671,618	53,353,334
Bio-Rad Laboratories, Inc. Class A (a)	41,867	11,341,770
Bio-Techne Corp.	79,691	15,452,085
Bruker Corp.	210,374	8,038,391
Cambrex Corp. (a)	75,645	3,127,164
Champions Oncology, Inc. (a)	9,660	112,249
Charles River Laboratories International, Inc. (a)	99,847	14,195,248
ChromaDex, Inc. (a)(b)	56,591	197,503
Codexis, Inc. (a)	101,363	2,191,468
Enzo Biochem, Inc. (a)	66,443	224,577
Fluidigm Corp. (a)	104,778	1,158,845
Harvard Bioscience, Inc. (a)	53,166	213,727
Illumina, Inc. (a)	308,777	96,576,182
IQVIA Holdings, Inc. (a)	331,702	46,471,450
Luminex Corp.	90,199	2,298,271
Medpace Holdings, Inc. (a)	55,481	3,048,681
Mettler-Toledo International, Inc. (a)	52,689	35,876,467
Nanostring Technologies, Inc. (a)	59,492	1,515,261
NeoGenomics, Inc. (a)	193,937	3,801,165
Pacific Biosciences of California, Inc. (a)	280,576	2,051,011
PerkinElmer, Inc.	233,579	21,993,799
PRA Health Sciences, Inc. (a)	121,931	13,044,178
Syneos Health, Inc. (a)	128,020	5,347,395
Thermo Fisher Scientific, Inc.	846,235	219,657,219
Waters Corp. (a)	159,012	38,515,887
		601,063,421
Pharmaceuticals - 4.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	153,675	516,348
Acer Therapeutics, Inc. (a)	9,342	221,405
Aclaris Therapeutics, Inc. (a)	68,089	441,217
Adamis Pharmaceuticals Corp. (a)(b)	95,804	283,580
Aerie Pharmaceuticals, Inc. (a)(b)	85,835	4,005,919
Agile Therapeutics, Inc. (a)(b)	87,068	78,448
Akcea Therapeutics, Inc. (a)(b)	34,733	1,181,964
Akorn, Inc. (a)	203,967	826,066
Alimera Sciences, Inc. (a)(b)	22,049	25,577
Allergan PLC	666,668	91,806,850
Amneal Pharmaceuticals, Inc. (a)(b)	174,602	2,362,365
Amphastar Pharmaceuticals, Inc. (a)	75,909	1,886,339
Ampio Pharmaceuticals, Inc. (a)(b)	202,874	127,303
ANI Pharmaceuticals, Inc. (a)	15,497	1,019,548
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc.	7,497	60,351
Aratana Therapeutics, Inc. (a)	97,656	392,577
Arvinas Holding Co. LLC (a)	18,862	365,168
Assembly Biosciences, Inc. (a)	44,162	944,625
Assertio Therapeutics, Inc. (a)(b)	137,271	568,302
AstraZeneca PLC rights (a)(c)	7,692	0
Athenex, Inc. (a)(b)	90,024	1,185,616
Axsome Therapeutics, Inc. (a)	44,698	355,796
Bio Path Holdings, Inc. (a)	834	2,168
Biodelivery Sciences International, Inc. (a)	143,987	701,217
BioPharmX Corp. (a)	64,864	6,856
Bristol-Myers Squibb Co.	3,434,814	177,442,491
Catalent, Inc. (a)	304,478	13,159,539
Cerecor, Inc. (a)	17,078	122,278
Chiasma, Inc. (a)	8,745	36,904
Clearside Biomedical, Inc. (a)	59,205	85,847
Collegium Pharmaceutical, Inc. (a)(b)	69,157	1,216,472
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	4,449
Corcept Therapeutics, Inc. (a)(b)	219,605	2,738,474
CorMedix, Inc. (a)(b)	233,717	383,296
Cumberland Pharmaceuticals, Inc. (a)	7,158	40,586
CymaBay Therapeutics, Inc. (a)(b)	115,491	1,363,949
Dermira, Inc. (a)	70,654	589,961
Dova Pharmaceuticals, Inc. (a)(b)	24,096	185,057
Durect Corp. (a)	291,543	230,290
Eli Lilly & Co.	1,983,995	250,558,729
Eloxx Pharmaceuticals, Inc. (a)	47,990	616,672
Endo International PLC (a)	433,204	4,760,912
Evofem Biosciences, Inc. (a)	1,682	6,980
Evolus, Inc. (a)(b)	20,100	531,444
Eyenovia, Inc. (a)	23,520	120,187
Eyepoint Pharmaceuticals, Inc. (a)(b)	108,251	281,453
Flex Pharma, Inc. (a)	10,224	3,405
Gemphire Therapeutics, Inc. (a)(b)	13,477	17,116
Harrow Health, Inc. (a)	42,045	291,792
Horizon Pharma PLC (a)	350,428	10,165,916
Innoviva, Inc. (a)(b)	147,519	2,316,048
Intersect ENT, Inc. (a)	68,008	2,311,592
Intra-Cellular Therapies, Inc. (a)	115,922	1,578,858
Jazz Pharmaceuticals PLC (a)	125,812	17,617,454
Johnson & Johnson	5,645,172	771,356,302
Kala Pharmaceuticals, Inc. (a)	50,018	419,651
KemPharm, Inc. (a)	42,778	95,823
Lannett Co., Inc. (a)(b)	76,727	722,001
Lipocine, Inc. (a)(b)	20,645	35,922
Mallinckrodt PLC (a)(b)	173,011	4,318,355
Marinus Pharmaceuticals, Inc. (a)	123,909	425,008
Melinta Therapeutics, Inc. (a)(b)	17,236	91,868
Merck & Co., Inc.	5,473,390	444,931,873
Mersana Therapeutics, Inc. (a)	17,550	96,701
Mustang Bio, Inc. (a)	46,728	192,987
Mylan NV (a)	1,084,285	28,614,281
MyoKardia, Inc. (a)	74,697	3,350,160
Nektar Therapeutics (a)(b)	363,394	14,731,993
Neos Therapeutics, Inc. (a)	42,039	96,269
Novan, Inc. (a)	7,147	8,791
Novus Therapeutics, Inc. (a)	4,578	21,517
Ocular Therapeutix, Inc. (a)	54,730	243,549
Odonate Therapeutics, Inc. (a)(b)	19,480	321,030
Omeros Corp. (a)(b)	96,420	1,390,376
Onconova Therapeutics, Inc. (a)	9,003	32,141
Otonomy, Inc. (a)	38,289	87,682
Pacira Pharmaceuticals, Inc. (a)	87,956	3,622,028
Pain Therapeutics, Inc. (a)(b)	4,934	5,822
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	326,404
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	1,130
Perrigo Co. PLC	263,944	12,854,073
Pfizer, Inc.	12,170,371	527,585,583
Phibro Animal Health Corp. Class A	48,519	1,421,607
Plx Pharma PLC/New (a)	290	1,407
Prestige Brands Holdings, Inc. (a)(b)	110,398	3,230,245
Reata Pharmaceuticals, Inc. (a)	33,824	3,190,956
resTORbio, Inc. (a)(b)	10,969	93,895
Revance Therapeutics, Inc. (a)	92,574	1,568,204
Rhythm Pharmaceuticals, Inc. (a)(b)	45,742	1,311,881
scPharmaceuticals, Inc. (a)(b)	5,674	18,497
SCYNEXIS, Inc. (a)(b)	124,443	153,065
Seelos Therapeutics, Inc. (b)	1,386	2,564
Seelos Therapeutics, Inc. rights (c)	1,386	0
SIGA Technologies, Inc. (a)(b)	136,087	922,670
Spero Therapeutics, Inc. (a)	17,885	211,043
Supernus Pharmaceuticals, Inc. (a)	110,765	4,523,643
Teligent, Inc. (a)(b)	140,525	222,030
Tetraphase Pharmaceuticals, Inc. (a)	88,378	104,286
The Medicines Company (a)(b)	145,917	3,599,772
TherapeuticsMD, Inc. (a)(b)	423,835	2,424,336
Theravance Biopharma, Inc. (a)(b)	99,667	2,418,918
Titan Pharmaceuticals, Inc. (a)(b)	1,881	3,217
Tricida, Inc. (b)	42,083	973,380
Verrica Pharmaceuticals, Inc. (a)	8,326	94,250
VIVUS, Inc. (a)(b)	20,978	101,114
WAVE Life Sciences (a)(b)	40,247	1,687,557
Xeris Pharmaceuticals, Inc.	13,292	133,053
Zoetis, Inc. Class A	1,010,021	95,174,279
Zogenix, Inc. (a)	89,070	4,696,661
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	121,560
		2,542,527,166

TOTAL HEALTH CARE		8,556,262,854

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.6%
AAR Corp.	74,763	2,731,092
Aerojet Rocketdyne Holdings, Inc. (a)	152,212	5,669,897
AeroVironment, Inc. (a)(b)	45,152	3,597,260
Arconic, Inc.	904,093	16,716,680
Arotech Corp. (a)	32,173	108,745
Astronics Corp. (a)	50,532	1,817,636
Astrotech Corp. (a)	1,741	7,504
Axon Enterprise, Inc. (a)	124,884	6,722,506
BWX Technologies, Inc.	210,837	11,037,317
CPI Aerostructures, Inc. (a)	5,980	41,621
Cubic Corp.	59,865	3,693,671
Curtiss-Wright Corp.	93,171	11,487,053
Ducommun, Inc. (a)	21,774	923,871
Esterline Technologies Corp. (a)	55,362	6,740,324
General Dynamics Corp.	587,446	99,995,058
Harris Corp.	246,304	40,622,919
HEICO Corp.	127,269	11,928,923
HEICO Corp. Class A	103,748	8,298,803
Hexcel Corp.	184,156	13,285,014
Huntington Ingalls Industries, Inc.	90,516	18,954,956
Innovative Solutions & Support, Inc. (a)	21,878	65,853
KEYW Holding Corp. (a)(b)	97,114	718,644
Kratos Defense & Security Solutions, Inc. (a)(b)	196,117	3,371,251
L3 Technologies, Inc.	165,312	35,004,816
Lockheed Martin Corp.	521,289	161,292,029
Mercury Systems, Inc. (a)	101,951	6,475,928
Micronet Enertec Technologies, Inc. (a)	3,018	3,471
Moog, Inc. Class A	67,948	6,384,394
National Presto Industries, Inc. (b)	10,933	1,226,027
Northrop Grumman Corp.	365,246	105,906,730
Raytheon Co.	598,480	111,616,520
SIFCO Industries, Inc. (a)	891	2,691
Sparton Corp. (a)	21,046	388,930
Spirit AeroSystems Holdings, Inc. Class A	223,490	22,080,812
Teledyne Technologies, Inc. (a)	76,843	18,138,022
Textron, Inc.	507,878	27,577,775
The Boeing Co.	1,111,478	489,005,861
TransDigm Group, Inc. (a)	101,720	44,155,635
Triumph Group, Inc.	107,544	2,490,719
United Technologies Corp.	1,709,008	214,771,035
Vectrus, Inc. (a)	21,828	588,483
Wesco Aircraft Holdings, Inc. (a)	158,198	1,343,101
		1,516,989,577
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	131,998	3,071,593
Atlas Air Worldwide Holdings, Inc. (a)	53,392	2,869,286
C.H. Robinson Worldwide, Inc.	286,434	25,887,905
Echo Global Logistics, Inc. (a)	60,997	1,465,148
Expeditors International of Washington, Inc.	363,034	27,209,398
FedEx Corp.	507,816	91,914,696
Forward Air Corp.	60,777	3,929,233
Hub Group, Inc. Class A (a)	73,026	3,138,657
Radiant Logistics, Inc.	78,819	503,653
United Parcel Service, Inc. Class B	1,460,756	160,975,311
XPO Logistics, Inc. (a)	265,537	13,369,788
		334,334,668
Airlines - 0.4%
Alaska Air Group, Inc.	259,144	15,989,185
Allegiant Travel Co.	27,814	3,674,229
American Airlines Group, Inc.	859,481	30,623,308
Delta Air Lines, Inc.	1,314,568	65,176,281
Hawaiian Holdings, Inc.	101,162	3,009,570
JetBlue Airways Corp. (a)	634,764	10,600,559
Mesa Air Group, Inc.	30,307	305,191
SkyWest, Inc.	115,009	6,215,086
Southwest Airlines Co.	1,066,242	59,752,202
Spirit Airlines, Inc. (a)	141,097	7,936,706
United Continental Holdings, Inc. (a)	483,299	42,438,485
		245,720,802
Building Products - 0.4%
A.O. Smith Corp.	294,425	15,289,490
AAON, Inc.	87,247	3,477,665
Advanced Drain Systems, Inc. Del	91,187	2,317,974
Allegion PLC	199,542	17,950,798
American Woodmark Corp. (a)	35,310	3,008,412
Apogee Enterprises, Inc.	57,956	2,068,450
Armstrong World Industries, Inc.	101,993	7,463,848
Builders FirstSource, Inc. (a)	250,087	3,483,712
Continental Building Products, Inc. (a)	78,426	2,261,022
COVIA Corp. (a)(b)	69,245	329,606
CSW Industrials, Inc. (a)	32,798	1,862,270
Fortune Brands Home & Security, Inc.	293,957	13,851,254
GCP Applied Technologies, Inc. (a)	157,725	4,727,018
Gibraltar Industries, Inc. (a)	68,933	2,791,787
GMS, Inc. (a)	80,638	1,576,473
Griffon Corp.	82,364	1,469,374
Insteel Industries, Inc.	37,939	863,112
Jeld-Wen Holding, Inc. (a)	148,484	3,000,862
Johnson Controls International PLC	1,943,437	68,545,023
Lennox International, Inc.	76,132	18,671,373
Masco Corp.	633,335	23,788,063
Masonite International Corp. (a)	57,874	3,209,113
NCI Building Systems, Inc. (a)	83,177	583,903
Owens Corning	232,942	11,630,794
Patrick Industries, Inc. (a)	50,609	2,288,033
PGT, Inc. (a)	121,720	1,835,538
Quanex Building Products Corp.	84,351	1,449,994
Resideo Technologies, Inc. (a)	258,550	6,644,735
Simpson Manufacturing Co. Ltd.	88,912	5,328,496
Tecogen, Inc. New (a)	2,274	9,051
Trex Co., Inc. (a)	125,890	9,435,456
Universal Forest Products, Inc.	143,173	4,434,068
USG Corp.	169,758	7,318,267
		252,965,034
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	140,028	4,993,398
ACCO Brands Corp.	234,752	2,183,194
ADS Waste Holdings, Inc. (a)	155,653	4,127,918
Aqua Metals, Inc. (a)(b)	80,163	226,861
ARC Document Solutions, Inc. (a)	67,501	159,977
Brady Corp. Class A	100,860	4,771,687
BrightView Holdings, Inc.	54,287	732,875
Casella Waste Systems, Inc. Class A (a)	91,842	3,240,186
CECO Environmental Corp. (a)	48,389	368,724
Charah Solutions, Inc.	12,642	76,611
Cintas Corp.	181,555	37,509,263
Clean Harbors, Inc. (a)	106,086	7,213,848
Copart, Inc. (a)	435,550	25,553,719
Covanta Holding Corp.	241,962	4,108,515
Deluxe Corp.	99,293	4,620,103
Document Security Systems, Inc. (a)(b)	4,956	4,810
Ennis, Inc.	58,621	1,242,765
Evoqua Water Technologies Corp. (a)(b)	129,946	1,764,667
Fuel Tech, Inc. (a)	51,934	63,359
Healthcare Services Group, Inc. (b)	153,720	5,869,030
Heritage-Crystal Clean, Inc. (a)	29,290	707,646
Herman Miller, Inc.	128,015	4,695,590
HNI Corp.	96,306	3,720,301
Hudson Technologies, Inc. (a)(b)	56,393	71,055
Industrial Services of America, Inc. (a)	1,620	1,993
Interface, Inc.	122,336	2,171,464
KAR Auction Services, Inc.	282,118	13,301,864
Kimball International, Inc. Class B	78,489	1,231,492
Knoll, Inc.	98,653	2,087,497
LSC Communications, Inc.	75,405	637,926
Matthews International Corp. Class A	72,079	2,866,582
McGrath RentCorp.	52,110	3,118,262
Mobile Mini, Inc.	97,302	3,503,845
MSA Safety, Inc.	74,957	7,749,804
Multi-Color Corp.	29,677	1,479,398
NL Industries, Inc. (a)	9,391	40,663
Odyssey Marine Exploration, Inc. (a)(b)	19,370	139,077
Performant Financial Corp. (a)	31,038	71,387
Perma-Fix Environmental Services, Inc. (a)	6,937	24,626
PICO Holdings, Inc. (a)	40,505	416,391
Pitney Bowes, Inc.	394,563	2,836,908
Quad/Graphics, Inc.	72,690	1,060,547
Quest Resource Holding Corp. (a)	2,977	4,853
R.R. Donnelley & Sons Co.	149,303	803,250
Republic Services, Inc.	458,149	35,932,626
Rollins, Inc.	312,730	12,402,872
SP Plus Corp. (a)	51,528	1,772,563
Steelcase, Inc. Class A	193,493	3,388,062
Stericycle, Inc. (a)	180,667	8,054,135
Team, Inc. (a)(b)	59,115	923,376
Tetra Tech, Inc.	115,878	6,954,998
The Brink's Co.	106,202	8,381,462
U.S. Ecology, Inc.	47,276	2,712,697
UniFirst Corp.	33,835	4,866,150
Viad Corp.	42,117	2,438,574
Virco Manufacturing Co.	2,682	10,674
VSE Corp.	14,696	519,504
Waste Management, Inc.	825,741	83,606,276
		333,537,900
Construction & Engineering - 0.2%
AECOM (a)	334,787	10,365,006
Aegion Corp. (a)	65,313	1,133,834
Ameresco, Inc. Class A (a)	38,199	625,318
Arcosa, Inc.	104,958	3,515,043
Argan, Inc.	31,781	1,477,817
Comfort Systems U.S.A., Inc.	79,223	4,247,937
Construction Partners, Inc. Class A	15,193	187,785
Dycom Industries, Inc. (a)(b)	68,840	3,103,307
EMCOR Group, Inc.	123,249	8,889,950
Fluor Corp.	296,906	11,163,666
Goldfield Corp.	41,171	110,338
Granite Construction, Inc.	102,676	4,780,595
Great Lakes Dredge & Dock Corp. (a)	134,514	1,197,175
HC2 Holdings, Inc. (a)(b)	69,604	219,253
Ies Holdings, Inc. (a)	16,326	300,072
Jacobs Engineering Group, Inc.	247,903	18,290,283
KBR, Inc.	285,164	5,634,841
Keane Group, Inc. (a)	93,529	1,030,690
MasTec, Inc. (a)(b)	130,990	5,656,148
MYR Group, Inc. (a)	33,116	1,110,711
Northwest Pipe Co. (a)	13,547	334,204
NV5 Holdings, Inc. (a)	21,059	1,669,136
Orion Group Holdings, Inc. (a)	40,114	170,485
Primoris Services Corp.	91,693	2,142,865
Quanta Services, Inc.	306,129	10,910,438
Sterling Construction Co., Inc. (a)	57,989	847,219
Tutor Perini Corp. (a)	89,824	1,690,488
Valmont Industries, Inc.	47,070	6,429,291
Williams Scotsman Corp. (a)	94,877	966,797
		108,200,692
Electrical Equipment - 0.6%
Acuity Brands, Inc.	84,258	10,963,651
Allied Motion Technologies, Inc.	14,573	606,965
American Superconductor Corp. (a)(b)	42,190	625,678
AMETEK, Inc.	489,033	38,917,246
AZZ, Inc.	58,505	2,692,400
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	225,245
Broadwind Energy, Inc. (a)	15,938	25,501
Capstone Turbine Corp. (a)	116,532	97,875
Eaton Corp. PLC	909,703	72,567,008
Emerson Electric Co.	1,313,953	89,545,897
Encore Wire Corp.	45,004	2,666,037
Energous Corp. (a)(b)	37,680	217,037
Energy Focus, Inc. (a)	8,003	9,324
EnerSys	88,220	6,512,400
Enphase Energy, Inc. (a)(b)	170,744	1,548,648
EnSync, Inc. (a)(b)	32,445	3,952
Espey Manufacturing & Electronics Corp.	2,015	48,562
Fortive Corp.	615,653	50,218,815
FuelCell Energy, Inc. (a)(b)	203,701	96,575
Generac Holdings, Inc. (a)	133,244	6,870,061
GrafTech International Ltd.	139,481	2,011,316
Hubbell, Inc. Class B	115,303	13,611,519
Ideal Power, Inc. (a)(b)	38,104	17,516
LSI Industries, Inc.	41,234	138,546
Ocean Power Technologies, Inc. (a)	1,104	348
Orion Energy Systems, Inc. (a)(b)	20,733	21,562
Plug Power, Inc. (a)(b)	485,070	868,275
Powell Industries, Inc.	13,455	431,771
Preformed Line Products Co.	3,783	225,845
Regal Beloit Corp.	93,230	7,808,945
Revolution Lighting Technologies, Inc. (a)(b)	12,794	6,211
Rockwell Automation, Inc.	252,469	45,080,865
Sensata Technologies, Inc. PLC (a)	347,567	17,632,074
Sunrun, Inc. (a)(b)	154,989	2,403,879
Sunworks, Inc. (a)	12,722	6,386
Thermon Group Holdings, Inc. (a)	66,691	1,659,272
TPI Composites, Inc. (a)	39,262	1,186,105
Ultralife Corp. (a)	13,410	142,548
Vicor Corp. (a)	36,584	1,162,640
Vivint Solar, Inc. (a)	97,380	509,297
		379,383,797
Industrial Conglomerates - 1.3%
3M Co.	1,224,123	253,870,869
Carlisle Companies, Inc.	125,166	15,405,431
General Electric Co.	18,319,451	190,339,096
Honeywell International, Inc.	1,554,281	239,468,074
ITT, Inc.	183,523	10,600,288
Raven Industries, Inc.	78,227	3,122,822
Roper Technologies, Inc.	218,033	70,566,380
		783,372,960
Machinery - 1.9%
Actuant Corp. Class A	125,422	3,066,568
AGCO Corp.	138,451	9,356,519
Alamo Group, Inc.	20,287	1,948,363
Albany International Corp. Class A	64,519	5,003,448
Allison Transmission Holdings, Inc.	252,338	12,541,199
Altra Industrial Motion Corp.	140,466	4,468,223
Apergy Corp. (a)	164,423	6,902,478
ARC Group Worldwide, Inc. (a)	1,450	1,523
Astec Industries, Inc.	46,489	1,774,020
Barnes Group, Inc.	107,604	6,248,564
Blue Bird Corp. (a)	31,083	578,144
Briggs & Stratton Corp.	97,049	1,272,312
Cactus, Inc. (a)	80,992	2,936,770
Caterpillar, Inc.	1,241,663	170,529,996
Chart Industries, Inc. (a)	65,990	5,825,597
CIRCOR International, Inc. (a)(b)	43,898	1,384,104
Colfax Corp. (a)(b)	199,699	5,284,036
Columbus McKinnon Corp. (NY Shares)	46,516	1,742,024
Commercial Vehicle Group, Inc. (a)	77,079	616,632
Crane Co.	106,789	9,031,146
Cummins, Inc.	311,310	47,969,758
Deere & Co.	678,476	111,297,203
Dmc Global, Inc.	29,350	1,378,863
Donaldson Co., Inc.	270,430	13,951,484
Douglas Dynamics, Inc.	52,371	2,209,009
Dover Corp.	303,997	27,520,848
Eastern Co.	5,588	162,611
Energy Recovery, Inc. (a)(b)	61,650	494,433
EnPro Industries, Inc.	45,185	3,099,239
ESCO Technologies, Inc.	60,635	4,195,336
ExOne Co. (a)	13,829	155,715
Federal Signal Corp.	135,396	3,328,034
Flowserve Corp.	274,912	12,208,842
Franklin Electric Co., Inc.	87,154	4,637,464
FreightCar America, Inc. (a)	19,411	150,435
Gardner Denver Holdings, Inc. (a)	266,201	7,147,497
Gates Industrial Corp. PLC (a)(b)	113,859	1,833,130
Gencor Industries, Inc. (a)	2,773	36,909
Global Brass & Copper Holdings, Inc.	46,856	1,581,390
Gorman-Rupp Co.	42,610	1,440,644
Graco, Inc.	356,704	16,750,820
Graham Corp.	13,997	317,032
Greenbrier Companies, Inc.	66,000	2,722,500
Harsco Corp. (a)	164,375	3,678,713
Hillenbrand, Inc.	131,456	5,822,186
Hurco Companies, Inc.	8,373	359,034
Hyster-Yale Materials Handling Class A	22,286	1,507,871
IDEX Corp.	161,766	23,310,481
Illinois Tool Works, Inc.	641,756	92,464,204
Ingersoll-Rand PLC	514,994	54,362,767
Jason Industries, Inc. (a)	13,118	33,713
John Bean Technologies Corp.	67,145	6,291,487
Kadant, Inc.	26,018	2,275,274
Kennametal, Inc.	166,840	6,288,200
L.B. Foster Co. Class A (a)	14,781	255,859
Lincoln Electric Holdings, Inc.	136,776	11,820,182
Lindsay Corp.	21,677	2,004,472
LiqTech International, Inc. (a)(b)	123,923	275,109
Lydall, Inc. (a)	40,319	1,134,980
Manitex International, Inc. (a)	22,611	172,748
Manitowoc Co., Inc. (a)	77,458	1,393,469
Meritor, Inc. (a)	182,535	4,066,880
Middleby Corp. (a)(b)	117,121	14,357,863
Milacron Holdings Corp. (a)	143,751	2,011,076
Miller Industries, Inc.	17,053	578,267
Mueller Industries, Inc.	128,518	4,247,520
Mueller Water Products, Inc. Class A	325,215	3,395,245
Navistar International Corp. New (a)	137,826	5,288,384
NN, Inc.	99,076	981,843
Nordson Corp.	109,715	14,894,908
Omega Flex, Inc.	9,376	692,886
Oshkosh Corp.	149,704	11,648,468
PACCAR, Inc.	731,604	49,602,751
Park-Ohio Holdings Corp.	16,148	513,345
Parker Hannifin Corp.	275,885	48,599,902
Pentair PLC	328,856	13,989,534
ProPetro Holding Corp. (a)(b)	157,871	3,135,318
Proto Labs, Inc. (a)	56,236	6,354,106
RBC Bearings, Inc. (a)	52,526	7,361,519
Rexnord Corp. (a)	224,197	5,979,334
Snap-On, Inc. (b)	115,829	18,532,640
Spartan Motors, Inc.	58,691	536,436
SPX Corp. (a)	92,557	3,365,373
SPX Flow, Inc. (a)	90,057	3,108,768
Standex International Corp.	27,666	2,268,889
Stanley Black & Decker, Inc.	318,090	42,124,659
Sun Hydraulics Corp.	60,922	2,898,669
Tennant Co.	40,005	2,528,316
Terex Corp.	139,036	4,670,219
The L.S. Starrett Co. Class A (a)	4,836	36,609
Timken Co.	146,619	6,361,798
Titan International, Inc.	99,148	620,666
Toro Co.	221,169	15,167,770
TriMas Corp. (a)	99,903	3,229,864
Trinity Industries, Inc.	305,959	7,162,500
Twin Disc, Inc. (a)	16,613	293,884
Wabash National Corp.	124,395	1,846,022
WABCO Holdings, Inc. (a)	109,837	15,105,883
Wabtec Corp. (b)	277,563	20,334,265
Watts Water Technologies, Inc. Class A	64,204	5,170,990
Woodward, Inc.	118,923	11,457,042
Xylem, Inc.	379,774	28,691,926
		1,121,763,948
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	169,618	829,432
Genco Shipping & Trading Ltd. (a)	39,955	325,234
Kirby Corp. (a)	115,259	8,554,523
Matson, Inc.	94,390	3,408,423
		13,117,612
Professional Services - 0.5%
Acacia Research Corp. (a)	85,808	261,714
Asgn, Inc. (a)	112,195	7,226,480
Barrett Business Services, Inc.	16,711	1,312,482
BG Staffing, Inc.	17,300	431,635
CBIZ, Inc. (a)	121,519	2,506,937
CoStar Group, Inc. (a)	76,989	35,224,777
CRA International, Inc.	15,589	778,826
Equifax, Inc.	252,204	27,618,860
Exponent, Inc.	117,280	6,641,566
Forrester Research, Inc.	21,847	1,096,719
Franklin Covey Co. (a)	21,149	550,297
FTI Consulting, Inc. (a)	80,804	5,992,425
GP Strategies Corp. (a)	24,233	405,660
Heidrick & Struggles International, Inc.	44,182	1,904,686
Hudson Global, Inc. (a)	13,947	21,618
Huron Consulting Group, Inc. (a)	48,243	2,210,494
ICF International, Inc.	39,140	2,955,853
IHS Markit Ltd. (a)	756,912	40,245,011
InnerWorkings, Inc. (a)	93,417	453,072
Insperity, Inc.	80,107	10,115,111
Kelly Services, Inc. Class A (non-vtg.)	65,030	1,569,174
Kforce, Inc.	53,944	1,996,467
Korn Ferry	117,921	5,753,366
Manpower, Inc.	130,872	11,025,966
Marathon Patent Group, Inc. (a)	2,210	1,393
Mastech Digital, Inc. (a)	746	5,036
MISTRAS Group, Inc. (a)	32,988	520,551
Navigant Consulting, Inc.	88,402	1,820,197
Nielsen Holdings PLC	744,178	19,497,464
RCM Technologies, Inc. (a)	9,908	45,577
Resources Connection, Inc.	63,532	1,103,551
Robert Half International, Inc.	252,914	17,246,206
TransUnion Holding Co., Inc.	388,753	25,097,894
TriNet Group, Inc. (a)	95,432	5,849,027
TrueBlue, Inc. (a)	84,149	1,937,110
Verisk Analytics, Inc.	345,668	43,702,805
Volt Information Sciences, Inc. (a)	6,248	26,492
WageWorks, Inc. (a)	85,466	2,811,831
Willdan Group, Inc. (a)(b)	21,842	827,375
		288,791,705
Road & Rail - 1.0%
AMERCO	17,211	6,619,178
ArcBest Corp.	51,704	1,800,850
Avis Budget Group, Inc. (a)	139,386	4,992,807
Covenant Transport Group, Inc. Class A (a)	26,411	602,435
CSX Corp.	1,686,083	122,527,652
Daseke, Inc. (a)	136,115	646,546
Genesee & Wyoming, Inc. Class A (a)	120,614	9,890,348
Heartland Express, Inc.	106,928	2,148,184
J.B. Hunt Transport Services, Inc.	182,351	19,633,732
Kansas City Southern	211,888	23,019,512
Knight-Swift Transportation Holdings, Inc. Class A	266,044	8,947,060
Landstar System, Inc.	87,322	9,490,155
Marten Transport Ltd.	90,238	1,682,939
Norfolk Southern Corp.	572,539	102,656,243
Old Dominion Freight Lines, Inc.	137,920	20,794,198
P.A.M. Transportation Services, Inc. (a)	3,466	175,588
Patriot Transportation Holding, Inc. (a)	1,280	24,730
Roadrunner Transportation Systems, Inc. (a)(b)	43,638	18,546
Ryder System, Inc.	111,747	6,946,194
Saia, Inc. (a)	54,211	3,586,600
Schneider National, Inc. Class B	60,287	1,319,682
U.S. Xpress Enterprises, Inc.	40,423	353,701
U.S.A. Truck, Inc. (a)	17,436	299,899
Union Pacific Corp.	1,548,090	259,614,693
Universal Logistics Holdings, Inc.	19,202	425,324
Werner Enterprises, Inc.	93,918	3,242,989
YRC Worldwide, Inc. (a)	72,795	558,338
		612,018,123
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,187
Air Lease Corp. Class A	206,660	7,720,818
Aircastle Ltd.	114,719	2,278,319
Applied Industrial Technologies, Inc.	86,524	5,030,505
Beacon Roofing Supply, Inc. (a)	143,849	5,217,403
BlueLinx Corp. (a)(b)	20,613	660,441
BMC Stock Holdings, Inc. (a)	155,114	2,967,331
CAI International, Inc. (a)	39,407	928,429
DXP Enterprises, Inc. (a)	35,307	1,248,809
EVI Industries, Inc. (b)	7,953	322,097
Fastenal Co. (b)	602,033	37,891,957
GATX Corp.	80,347	6,387,587
General Finance Corp. (a)	35,969	388,465
H&E Equipment Services, Inc.	71,576	2,060,673
HD Supply Holdings, Inc. (a)	383,221	16,482,335
Herc Holdings, Inc. (a)	53,249	2,342,956
Houston Wire & Cable Co. (a)	17,990	101,644
Huttig Building Products, Inc. (a)	22,831	68,265
Kaman Corp.	62,801	3,867,286
Lawson Products, Inc. (a)	6,300	198,891
MRC Global, Inc. (a)	195,512	3,296,332
MSC Industrial Direct Co., Inc. Class A	94,889	8,009,580
Nexeo Solutions, Inc. (a)(b)	126,134	1,252,511
Now, Inc. (a)(b)	223,998	3,232,291
Rush Enterprises, Inc. Class A	81,108	3,400,047
SiteOne Landscape Supply, Inc. (a)(b)	86,972	4,671,266
Systemax, Inc.	30,305	613,979
Titan Machinery, Inc. (a)	39,035	749,862
Transcat, Inc. (a)	1,764	40,572
Triton International Ltd.	108,626	3,574,882
United Rentals, Inc. (a)	168,240	22,643,422
Univar, Inc. (a)	239,976	5,425,857
Veritiv Corp. (a)	27,436	792,626
W.W. Grainger, Inc.	95,518	29,111,021
Watsco, Inc.	67,917	9,772,577
WESCO International, Inc. (a)	96,961	5,279,526
Willis Lease Finance Corp. (a)	3,680	154,781
		198,193,530
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	160,107	6,546,775

TOTAL INDUSTRIALS		6,194,937,123

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.2%
ADTRAN, Inc.	113,865	1,710,252
Aerohive Networks, Inc. (a)	130,171	657,364
Applied Optoelectronics, Inc. (a)(b)	37,490	506,115
Arista Networks, Inc. (a)	109,549	31,248,852
Arris International PLC (a)	338,600	10,726,848
Aviat Networks, Inc. (a)	5,550	75,092
Bank Technologies, Inc.	9,436	36,612
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	4,022
CalAmp Corp. (a)	77,861	1,082,268
Calix Networks, Inc. (a)	92,314	756,975
Ciena Corp. (a)	299,779	12,788,572
Cisco Systems, Inc.	9,462,704	489,884,186
Clearfield, Inc. (a)	17,620	255,842
ClearOne, Inc.	33,719	62,717
CommScope Holding Co., Inc. (a)	398,650	9,292,532
Communications Systems, Inc.	4,311	11,209
Comtech Telecommunications Corp.	58,170	1,541,505
Dasan Zhone Solutions, Inc. (a)	1,172	16,209
Digi International, Inc. (a)	60,330	796,356
EchoStar Holding Corp. Class A (a)	110,886	4,275,764
EMCORE Corp. (a)	50,451	206,849
Extreme Networks, Inc. (a)	245,320	2,016,530
F5 Networks, Inc. (a)	126,114	21,204,808
Finisar Corp. (a)	250,579	6,136,680
Harmonic, Inc. (a)	190,277	1,050,329
Infinera Corp. (a)(b)	358,116	1,829,973
InterDigital, Inc.	69,625	4,854,951
Juniper Networks, Inc.	722,056	19,553,276
KVH Industries, Inc. (a)	23,641	268,562
Lantronix, Inc. (a)	14,584	39,814
Lumentum Holdings, Inc. (a)	153,943	7,658,664
Motorola Solutions, Inc.	342,728	49,051,231
NETGEAR, Inc. (a)	63,907	2,291,066
NetScout Systems, Inc. (a)	147,250	4,030,233
Network-1 Security Solutions, Inc.	21,477	55,840
Optical Cable Corp. (a)	564	3,023
PC-Tel, Inc.	11,999	61,315
Plantronics, Inc.	70,788	3,556,389
Quantenna Communications, Inc. (a)	62,867	1,141,036
Resonant, Inc. (a)(b)	53,042	164,961
Sonus Networks, Inc. (a)	108,647	559,532
Tessco Technologies, Inc.	8,837	145,811
Ubiquiti Networks, Inc. (b)	41,408	5,978,901
ViaSat, Inc. (a)(b)	117,172	8,852,345
Viavi Solutions, Inc. (a)	497,303	6,529,588
Westell Technologies, Inc. Class A (a)	18,994	42,167
		713,013,166
Electronic Equipment & Components - 0.9%
ADT, Inc. (b)	276,926	2,215,408
Akoustis Technologies, Inc. (a)	56,452	371,454
Amphenol Corp. Class A	635,094	59,679,783
Anixter International, Inc. (a)	63,076	3,701,300
Applied DNA Sciences, Inc. (a)(b)	18,968	12,771
Arlo Technologies, Inc.	167,754	726,375
Arrow Electronics, Inc. (a)	184,631	14,715,091
Avnet, Inc.	231,970	10,088,375
AVX Corp.	118,007	2,147,727
Badger Meter, Inc.	65,289	3,841,605
Bel Fuse, Inc. Class B (non-vtg.)	13,939	340,809
Belden, Inc.	85,753	5,298,678
Benchmark Electronics, Inc.	106,802	2,926,375
Cardtronics PLC (a)	79,864	2,356,787
Casa Systems, Inc. (a)	67,526	688,090
CDW Corp.	315,457	29,618,258
ClearSign Combustion Corp. (a)(b)	37,840	40,110
Cognex Corp.	364,170	19,446,678
Coherent, Inc. (a)	50,099	6,667,175
Control4 Corp. (a)	56,189	1,011,964
Corning, Inc.	1,686,418	58,704,211
CTS Corp.	68,145	2,188,817
CUI Global, Inc. (a)	26,608	38,582
Daktronics, Inc.	79,511	645,629
Dell Technologies, Inc. (a)	313,246	17,485,392
Digital Ally, Inc. (a)(b)	14,862	53,503
Dolby Laboratories, Inc. Class A	135,249	8,764,135
DPW Holdings, Inc. (a)	36,717	3,033
eMagin Corp. (a)(b)	5,084	4,474
ePlus, Inc. (a)	31,512	2,818,433
Fabrinet (a)	78,335	4,582,598
FARO Technologies, Inc. (a)	37,252	1,706,514
Fitbit, Inc. (a)(b)	420,541	2,489,603
FLIR Systems, Inc.	290,458	14,944,064
Frequency Electronics, Inc. (a)	2,550	29,657
I. D. Systems Inc. (a)	6,071	43,408
Identiv, Inc. (a)	13,618	75,784
IEC Electronics Corp. (a)	10,860	81,884
II-VI, Inc. (a)	124,365	5,283,025
Insight Enterprises, Inc. (a)	74,803	4,175,503
Intellicheck, Inc. (a)	545	1,477
IPG Photonics Corp. (a)(b)	75,629	11,724,764
Iteris, Inc. (a)	32,677	141,165
Itron, Inc. (a)	76,799	4,071,115
Jabil, Inc.	304,987	8,661,631
KEMET Corp.	117,845	2,233,163
KEY Tronic Corp. (a)	6,483	43,047
Keysight Technologies, Inc. (a)	390,867	32,993,083
Kimball Electronics, Inc. (a)	53,191	824,461
Knowles Corp. (a)	196,104	3,192,573
LightPath Technologies, Inc. Class A (a)	376	641
Littelfuse, Inc.	53,964	10,419,909
LRAD Corp. (a)	56,581	161,256
Luna Innovations, Inc. (a)	1,444	4,635
Maxwell Technologies, Inc. (a)(b)	87,629	413,609
Mesa Laboratories, Inc.	7,416	1,706,347
Methode Electronics, Inc. Class A	82,091	2,303,473
MicroVision, Inc. (a)	117,860	134,360
MTS Systems Corp.	38,449	2,049,332
Napco Security Technolgies, Inc. (a)	27,457	590,051
National Instruments Corp.	238,614	11,152,818
Neonode, Inc. (a)(b)	3,319	10,057
Novanta, Inc. (a)	70,662	5,775,205
OSI Systems, Inc. (a)	36,826	3,198,338
Par Technology Corp. (a)	24,632	664,325
Park Electrochemical Corp.	39,479	686,540
PC Connection, Inc.	26,383	1,061,652
PC Mall, Inc. (a)	18,380	617,384
Perceptron, Inc. (a)	13,154	97,340
Plexus Corp. (a)	72,969	4,506,565
Research Frontiers, Inc. (a)(b)	16,855	40,115
RF Industries Ltd.	10,801	79,603
Richardson Electronics Ltd.	23,707	176,617
Rogers Corp. (a)	39,201	6,085,955
Sanmina Corp. (a)	153,943	4,916,939
ScanSource, Inc. (a)	53,013	1,990,638
SYNNEX Corp.	88,033	8,637,798
TE Connectivity Ltd.	722,416	59,303,129
Tech Data Corp. (a)	78,394	8,013,435
Trimble, Inc. (a)	530,253	21,215,423
TTM Technologies, Inc. (a)(b)	211,779	2,566,761
Vishay Intertechnology, Inc.	281,178	6,163,422
Vishay Precision Group, Inc. (a)	24,989	871,117
Wayside Technology Group, Inc.	1,232	14,833
Wireless Telecom Group, Inc. (a)	11,200	21,504
Zebra Technologies Corp. Class A (a)	113,006	22,658,833
		542,209,500
IT Services - 4.8%
3PEA International, Inc. (a)	58,026	427,071
Accenture PLC Class A	1,341,183	216,440,113
Akamai Technologies, Inc. (a)	339,221	23,630,135
Alithya Group, Inc. (a)	3,427	9,253
Alliance Data Systems Corp.	97,436	16,856,428
Automatic Data Processing, Inc.	920,334	140,838,712
Booz Allen Hamilton Holding Corp. Class A	299,562	15,834,847
Brightcove, Inc. (a)	59,246	525,512
Broadridge Financial Solutions, Inc.	244,522	24,757,853
CACI International, Inc. Class A (a)	51,893	9,458,018
Carbonite, Inc. (a)	73,397	1,707,948
Cass Information Systems, Inc.	28,925	1,510,753
Cognizant Technology Solutions Corp. Class A	1,217,149	86,393,236
Computer Task Group, Inc. (a)	11,646	48,331
Conduent, Inc. (a)	398,603	5,827,576
CoreLogic, Inc. (a)	175,743	6,444,496
CSG Systems International, Inc.	76,988	3,198,851
CSP, Inc.	3,696	36,627
DXC Technology Co.	584,960	38,525,466
Elastic NV (b)	15,766	1,427,769
Endurance International Group Holdings, Inc. (a)	173,542	1,214,794
EPAM Systems, Inc. (a)	107,836	17,445,708
Euronet Worldwide, Inc. (a)	108,391	14,559,079
Everi Holdings, Inc. (a)	169,390	1,302,609
EVERTEC, Inc.	132,995	3,806,317
EVO Payments, Inc. Class A (b)	60,803	1,624,656
Exela Technologies, Inc. (a)	81,584	324,704
ExlService Holdings, Inc. (a)	77,889	4,782,385
Fidelity National Information Services, Inc.	686,842	74,281,962
First Data Corp. Class A (a)	1,188,918	29,889,399
Fiserv, Inc.(a)(b)	838,022	70,972,083
FleetCor Technologies, Inc. (a)	187,293	43,691,711
Gartner, Inc. (a)	190,128	27,055,214
Genpact Ltd.	295,595	9,819,666
Global Payments, Inc.	331,610	43,235,312
GoDaddy, Inc. (a)	353,878	26,416,993
GreenSky, Inc. Class A	94,389	1,066,596
GTT Communications, Inc. (a)(b)	72,527	2,267,194
Hackett Group, Inc.	61,117	993,762
i3 Verticals, Inc. Class A	16,627	349,832
IBM Corp.	1,913,174	264,266,725
Information Services Group, Inc. (a)	18,000	77,580
Innodata, Inc. (a)	14,010	20,174
Internap Network Services Corp. (a)	38,784	209,821
Jack Henry & Associates, Inc.	161,599	21,432,875
Leidos Holdings, Inc.	316,803	20,462,306
Limelight Networks, Inc. (a)	254,165	742,162
Liveramp Holdings, Inc. (a)(b)	141,103	7,584,286
ManTech International Corp. Class A	56,813	3,087,787
MasterCard, Inc. Class A	1,912,558	429,885,662
Maximus, Inc.	136,752	9,665,631
ModusLink Global Solutions, Inc. (a)	31,030	63,612
MoneyGram International, Inc. (a)	66,937	162,657
MongoDB, Inc. Class A (a)(b)	58,402	5,931,307
NIC, Inc.	155,297	2,654,026
Okta, Inc. (a)	162,291	13,775,260
Paychex, Inc.	668,168	51,462,299
PayPal Holdings, Inc. (a)	2,481,809	243,391,009
Perficient, Inc. (a)	66,954	1,915,554
Perspecta, Inc.	299,477	6,318,965
PFSweb, Inc. (a)	26,075	163,230
Presidio, Inc.	84,295	1,401,826
PRG-Schultz International, Inc. (a)	36,569	343,017
Sabre Corp.	575,268	12,903,261
Science Applications International Corp.	108,460	8,101,962
ServiceSource International, Inc. (a)	116,353	108,266
Square, Inc. (a)	646,748	52,541,808
StarTek, Inc. (a)	15,709	121,116
Switch, Inc. Class A (b)	92,904	801,762
Sykes Enterprises, Inc. (a)	83,459	2,469,552
The Western Union Co.	913,934	16,332,001
Total System Services, Inc.	348,551	32,903,214
Travelport Worldwide Ltd.	281,990	4,432,883
Ttec Holdings, Inc.	33,151	1,135,753
Twilio, Inc. Class A (a)(b)	196,294	23,887,017
Unisys Corp. (a)(b)	109,591	1,480,574
VeriSign, Inc. (a)	223,104	39,721,436
Virtusa Corp. (a)	65,591	3,310,378
Visa, Inc. Class A	3,697,286	547,642,002
WEX, Inc. (a)	90,909	16,187,257
WidePoint Corp. (a)	71,654	30,969
Worldpay, Inc. (a)	634,837	60,817,385
		2,878,945,338
Semiconductors & Semiconductor Equipment - 3.6%
Acacia Communications, Inc. (a)	62,859	3,353,528
Adesto Technologies Corp. (a)(b)	45,484	267,446
Advanced Energy Industries, Inc. (a)	84,853	4,274,046
Advanced Micro Devices, Inc. (a)(b)	1,845,274	43,419,297
AEHR Test Systems (a)(b)	18,931	27,829
Alpha & Omega Semiconductor Ltd. (a)	39,883	429,141
Amkor Technology, Inc. (a)	303,343	2,663,352
Amtech Systems, Inc. (a)	13,719	65,577
Analog Devices, Inc.	776,125	83,014,330
Applied Materials, Inc.	2,063,168	79,101,861
Aquantia Corp. (a)	51,711	405,931
Axcelis Technologies, Inc. (a)	71,613	1,505,305
AXT, Inc. (a)(b)	68,422	305,162
Broadcom, Inc.	870,073	239,583,301
Brooks Automation, Inc.	151,960	4,879,436
Cabot Microelectronics Corp.	62,070	7,020,117
Ceva, Inc. (a)	44,635	1,241,746
Cirrus Logic, Inc. (a)	127,039	5,098,075
Cohu, Inc.	93,165	1,666,722
Cree, Inc. (a)(b)	217,222	11,819,049
CVD Equipment Corp. (a)	24,298	102,781
CyberOptics Corp. (a)	9,251	184,650
Cypress Semiconductor Corp.	774,965	11,957,710
Diodes, Inc. (a)	87,004	3,508,871
DSP Group, Inc. (a)	64,723	888,647
Entegris, Inc.	297,701	10,517,776
First Solar, Inc. (a)	159,736	8,394,127
FormFactor, Inc. (a)	153,604	2,434,623
GSI Technology, Inc. (a)	18,344	148,586
Ichor Holdings Ltd. (a)(b)	54,823	1,149,638
Impinj, Inc. (a)(b)	34,013	569,037
Inphi Corp. (a)(b)	89,182	3,854,446
Integrated Device Technology, Inc. (a)	267,951	12,950,072
Intel Corp.	9,606,109	508,739,533
Intermolecular, Inc. (a)	6,975	6,975
Intest Corp. (a)	3,900	28,275
KLA-Tencor Corp.	347,127	40,089,697
Kopin Corp. (a)	88,411	135,269
Kulicke & Soffa Industries, Inc.	141,853	3,308,012
Lam Research Corp.	325,228	57,269,399
Lattice Semiconductor Corp. (a)	269,339	3,178,200
MACOM Technology Solutions Holdings, Inc. (a)(b)	98,151	1,873,703
Marvell Technology Group Ltd.	1,238,755	24,713,162
Maxim Integrated Products, Inc.	582,960	31,730,513
MaxLinear, Inc. Class A (a)(b)	129,822	3,263,725
Microchip Technology, Inc. (b)	498,263	43,284,107
Micron Technology, Inc. (a)	2,354,053	96,233,687
MKS Instruments, Inc.	114,736	9,508,172
Monolithic Power Systems, Inc.	81,400	10,916,554
MoSys, Inc. (a)	6,042	1,051
Nanometrics, Inc. (a)	54,322	1,546,004
NeoPhotonics Corp. (a)	75,400	603,200
NVE Corp.	9,848	1,012,571
NVIDIA Corp.	1,283,808	198,040,222
ON Semiconductor Corp. (a)	888,095	19,076,281
PDF Solutions, Inc. (a)(b)	63,009	750,437
Photronics, Inc. (a)	165,376	1,622,339
Pixelworks, Inc. (a)	53,223	212,360
Power Integrations, Inc.	66,362	4,848,408
Qorvo, Inc. (a)	260,226	18,252,252
Qualcomm, Inc.	2,549,728	136,129,978
QuickLogic Corp. (a)(b)	142,208	122,299
Rambus, Inc. (a)	247,170	2,538,436
Rubicon Technology, Inc. (a)(b)	2,504	20,758
Rudolph Technologies, Inc. (a)	69,669	1,573,126
Semtech Corp. (a)	136,728	7,525,509
Silicon Laboratories, Inc. (a)	92,760	7,515,415
Skyworks Solutions, Inc.	372,066	30,382,910
SMART Global Holdings, Inc. (a)(b)	28,055	822,292
SolarEdge Technologies, Inc. (a)(b)	90,003	3,803,527
SunPower Corp. (a)(b)	126,150	813,668
Synaptics, Inc. (a)(b)	72,977	3,055,547
Teradyne, Inc.	379,560	15,497,435
Texas Instruments, Inc.	2,022,422	213,931,799
Ultra Clean Holdings, Inc. (a)(b)	93,110	991,622
Universal Display Corp. (b)	88,451	13,200,427
Veeco Instruments, Inc. (a)	107,931	1,232,572
Versum Materials, Inc.	228,092	11,176,508
Xilinx, Inc.	533,693	66,871,733
Xperi Corp.	106,934	2,566,416
		2,146,818,300
Software - 6.7%
2U, Inc. (a)(b)	121,903	8,984,251
8x8, Inc. (a)	211,120	4,152,730
A10 Networks, Inc. (a)	108,844	759,731
ACI Worldwide, Inc. (a)	247,466	7,886,741
Adobe, Inc. (a)	1,027,461	269,708,513
Agilysys, Inc. (a)	38,149	797,314
Alarm.com Holdings, Inc. (a)	72,994	4,790,596
Altair Engineering, Inc. Class A (a)	61,026	2,163,982
Alteryx, Inc. Class A (a)(b)	61,303	4,678,032
Amber Road, Inc. (a)	55,819	549,259
American Software, Inc. Class A	55,166	639,374
Anaplan, Inc. (b)	37,845	1,419,566
ANSYS, Inc. (a)	175,290	31,071,905
AppFolio, Inc. (a)	24,746	1,788,641
Appian Corp. Class A (a)(b)	59,383	2,166,886
Aspen Technology, Inc. (a)	148,829	14,988,569
Asure Software, Inc. (a)	21,771	140,641
AudioEye, Inc. (a)	6,102	65,047
Autodesk, Inc. (a)	459,946	74,975,797
Avalara, Inc. (b)	16,800	877,128
Avaya Holdings Corp. (a)	217,089	3,362,709
Benefitfocus, Inc. (a)(b)	50,661	2,488,468
Black Knight, Inc. (a)	301,942	15,776,470
Blackbaud, Inc.	102,514	7,918,181
BlackLine, Inc. (a)(b)	82,389	4,312,240
Bottomline Technologies, Inc. (a)	79,875	3,984,165
Box, Inc. Class A (a)	304,292	6,158,870
BroadVision, Inc. (a)	490	804
BSQUARE Corp. (a)	11,182	22,923
Cadence Design Systems, Inc. (a)	596,595	34,155,064
Carbon Black, Inc.	27,353	358,051
Cardlytics, Inc. (a)(b)	23,230	409,313
CDK Global, Inc.	269,972	15,661,076
Ceridian HCM Holding, Inc. (b)	77,053	3,777,138
ChannelAdvisor Corp. (a)	61,779	798,802
Cision Ltd. (a)	174,749	2,275,232
Citrix Systems, Inc.	265,258	27,984,719
Cloudera, Inc. (a)	461,173	6,719,291
CommVault Systems, Inc. (a)	85,306	5,748,771
Cornerstone OnDemand, Inc. (a)	115,866	6,546,429
Coupa Software, Inc. (a)	108,403	10,210,479
Digimarc Corp. (a)(b)	25,560	771,145
Digital Turbine, Inc. (a)	142,338	452,635
DocuSign, Inc. (b)	49,178	2,712,167
Domo, Inc. Class B (b)	26,162	907,560
Dropbox, Inc. Class A (a)	199,777	4,766,679
Ebix, Inc. (b)	49,041	2,857,619
eGain Communications Corp. (a)	36,778	417,063
Ellie Mae, Inc. (a)	74,562	7,418,173
Envestnet, Inc. (a)	99,968	6,099,048
Everbridge, Inc. (a)	58,796	4,157,465
Evolving Systems, Inc. (a)	4,973	6,714
Fair Isaac Corp. (a)	60,014	14,872,669
Finjan Holdings, Inc. (a)	20,671	65,527
FireEye, Inc. (a)	428,760	7,186,018
Five9, Inc. (a)	125,733	6,668,878
Forescout Technologies, Inc. (a)	50,743	2,107,864
Fortinet, Inc. (a)	304,038	26,387,458
Fusion Connect, Inc. (a)(b)	36,836	67,778
GSE Systems, Inc. (a)	388	1,207
Guidewire Software, Inc. (a)	169,302	15,531,765
HubSpot, Inc. (a)(b)	75,096	12,644,664
Innovate Biopharmaceuticals, Inc. (a)(b)	26,310	54,725
Inseego Corp. (a)(b)	102,148	545,470
Instructure, Inc. (a)(b)	66,082	3,088,012
Intelligent Systems Corp. (a)	9,039	168,758
Intuit, Inc.	546,181	134,977,711
Inuvo, Inc. (a)	9,640	12,050
j2 Global, Inc.	96,999	8,245,885
LivePerson, Inc. (a)	121,653	3,401,418
LogMeIn, Inc.	105,386	8,371,864
Manhattan Associates, Inc. (a)(b)	137,671	7,537,487
Marin Software, Inc. (a)	1,425	5,857
Microsoft Corp.	16,269,753	1,822,700,376
MicroStrategy, Inc. Class A (a)	19,782	2,799,153
Mitek Systems, Inc. (a)	80,740	872,799
MobileIron, Inc. (a)	155,768	788,186
Model N, Inc. (a)	64,636	1,118,203
Monotype Imaging Holdings, Inc.	98,671	1,933,952
NetSol Technologies, Inc. (a)	16,677	135,250
New Relic, Inc. (a)	95,588	10,108,431
Nuance Communications, Inc. (a)	596,824	10,008,738
Nutanix, Inc. Class A (a)	152,887	7,658,110
NXT-ID, Inc. (a)(b)	33,283	33,949
Onespan, Inc. (a)	63,694	1,356,682
Oracle Corp.	5,362,888	279,567,351
Palo Alto Networks, Inc. (a)	197,027	48,521,839
Parametric Technology Corp. (a)	223,146	20,712,412
Park City Group, Inc. (a)	19,695	156,772
Paycom Software, Inc. (a)(b)	101,528	18,450,683
Paylocity Holding Corp. (a)	66,740	5,844,422
Pegasystems, Inc.	76,845	5,049,485
Pivotal Software, Inc. (b)	97,163	2,178,394
Pluralsight, Inc.	49,679	1,615,064
Progress Software Corp.	104,164	3,831,152
Proofpoint, Inc. (a)	113,692	13,425,888
PROS Holdings, Inc. (a)(b)	75,391	3,211,657
Q2 Holdings, Inc. (a)	81,623	5,617,295
QAD, Inc.:
Class A	19,983	904,431
Class B	4,298	149,957
Qualys, Inc. (a)	71,931	6,015,590
Qumu Corp. (a)	6,017	14,170
Rapid7, Inc. (a)	86,538	3,983,344
RealNetworks, Inc. (a)	28,670	94,898
RealPage, Inc. (a)(b)	154,216	9,439,561
Red Hat, Inc. (a)	371,740	67,879,724
Red Violet, Inc. (a)	9,876	73,971
RingCentral, Inc. (a)	144,258	15,188,925
SailPoint Technologies Holding, Inc. (a)	143,257	4,418,046
Salesforce.com, Inc. (a)	1,609,625	263,415,131
SeaChange International, Inc. (a)	36,866	53,456
SecureWorks Corp. (a)(b)	18,872	418,770
ServiceNow, Inc. (a)	377,571	90,405,600
ShotSpotter, Inc. (a)(b)	16,840	840,990
SITO Mobile Ltd. (a)(b)	17,979	37,756
Smartsheet, Inc.	30,603	1,170,259
Smith Micro Software, Inc. (a)	10,363	20,001
Splunk, Inc. (a)	308,140	41,870,063
SPS Commerce, Inc. (a)	39,044	4,169,118
SS&C Technologies Holdings, Inc.	451,405	27,797,520
Support.com, Inc. (a)	39,218	93,731
SurveyMonkey	40,532	614,870
Symantec Corp.	1,339,872	30,133,721
Synacor, Inc. (a)	20,037	35,265
Synchronoss Technologies, Inc. (a)	131,030	1,054,792
Synopsys, Inc. (a)	312,577	31,782,829
Tableau Software, Inc. (a)	149,626	19,735,669
Telaria, Inc. (a)	59,241	330,565
TeleNav, Inc. (a)	56,828	339,831
Tenable Holdings, Inc. (b)	31,334	976,994
Teradata Corp. (a)	245,017	11,851,472
The Rubicon Project, Inc. (a)	87,205	511,893
The Trade Desk, Inc. (a)(b)	74,952	14,806,018
TiVo Corp.	279,231	2,800,687
Tyler Technologies, Inc. (a)	82,419	16,878,587
Ultimate Software Group, Inc. (a)	64,823	21,488,825
Upland Software, Inc. (a)	38,408	1,348,121
Upwork, Inc.	136,495	3,233,567
Varonis Systems, Inc. (a)	60,877	3,467,554
Verint Systems, Inc. (a)	144,532	7,696,329
Veritone, Inc. (a)	20,237	124,862
VirnetX Holding Corp. (a)(b)	131,966	803,673
VMware, Inc. Class A	158,892	27,299,235
Workday, Inc. Class A (a)	306,978	60,760,156
Workiva, Inc. (a)	59,065	2,920,764
Yext, Inc. (a)	133,375	2,478,108
Zedge, Inc. (a)	14,921	30,140
Zendesk, Inc. (a)	224,558	17,744,573
Zix Corp. (a)	126,260	1,140,128
Zscaler, Inc. (a)(b)	30,244	1,502,522
Zuora, Inc. (b)	32,237	765,951
		3,964,592,187
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	245,165	3,461,730
Apple, Inc.	9,489,651	1,643,133,071
Astro-Med, Inc.	6,360	123,893
Avid Technology, Inc. (a)	56,152	266,722
CPI Card Group (a)	4,456	16,443
Cray, Inc. (a)	88,174	2,162,908
Diebold Nixdorf, Inc.	173,692	1,596,229
Eastman Kodak Co. (a)(b)	71,591	217,637
Electronics for Imaging, Inc. (a)(b)	89,136	2,410,237
Everspin Technologies, Inc. (a)(b)	9,978	91,398
Hewlett Packard Enterprise Co.	3,001,560	49,165,553
HP, Inc.	3,344,054	65,978,185
Immersion Corp. (a)	70,320	631,474
Intevac, Inc. (a)	29,097	184,184
NCR Corp. (a)	244,364	6,847,079
NetApp, Inc.	526,363	34,318,868
Pure Storage, Inc. Class A (a)	376,519	7,711,109
Seagate Technology LLC (b)	547,638	25,498,025
Transact Technologies, Inc.	3,411	35,304
U.S.A. Technologies, Inc. (a)(b)	129,195	511,612
Western Digital Corp.	607,674	30,566,002
Xerox Corp.	428,672	13,245,965
		1,888,173,628

TOTAL INFORMATION TECHNOLOGY		12,133,752,119

MATERIALS - 3.0%
Chemicals - 2.0%
A. Schulman, Inc. rights (a)(c)	54,023	23,392
Advanced Emissions Solutions, Inc. (b)	57,241	676,589
AdvanSix, Inc. (a)	66,436	2,175,779
AgroFresh Solutions, Inc. (a)(b)	44,445	191,558
Air Products & Chemicals, Inc.	461,518	83,617,831
Albemarle Corp. U.S. (b)	222,935	20,351,736
American Vanguard Corp.	55,936	1,050,478
Amyris, Inc. (a)(b)	101,721	482,158
Ashland Global Holdings, Inc.	129,111	9,990,609
Axalta Coating Systems Ltd. (a)	449,037	12,002,759
Balchem Corp.	67,503	5,989,541
Cabot Corp.	131,653	6,171,893
Celanese Corp. Class A	277,899	28,426,289
CF Industries Holdings, Inc.	483,170	20,389,774
Chase Corp.	19,479	1,880,697
Core Molding Technologies, Inc.	10,858	82,806
DowDuPont, Inc.	4,828,205	257,005,352
Eastman Chemical Co.	291,688	24,119,681
Ecolab, Inc. (b)	533,839	90,170,745
Element Solutions, Inc. (a)	560,926	6,316,027
Ferro Corp. (a)	172,952	3,353,539
Flotek Industries, Inc. (a)	98,612	315,558
FMC Corp.	281,531	25,197,025
FutureFuel Corp.	56,827	1,047,890
H.B. Fuller Co.	105,250	5,313,020
Hawkins, Inc.	20,631	850,410
Huntsman Corp.	451,613	11,195,486
Ingevity Corp. (a)	88,791	10,230,499
Innophos Holdings, Inc.	39,088	1,297,722
Innospec, Inc.	54,024	4,422,405
International Flavors & Fragrances, Inc.	212,406	27,081,765
Intrepid Potash, Inc. (a)	199,844	759,407
Koppers Holdings, Inc. (a)	50,287	1,236,557
Kraton Performance Polymers, Inc. (a)	65,484	2,329,921
Kronos Worldwide, Inc.	51,691	788,288
Linde PLC	1,160,334	201,016,262
LSB Industries, Inc. (a)(b)	28,693	202,286
LyondellBasell Industries NV Class A	661,573	56,577,723
Marrone Bio Innovations, Inc. (a)	33,145	54,026
Minerals Technologies, Inc.	76,642	4,537,206
NewMarket Corp.	19,033	8,355,487
Olin Corp.	351,502	9,089,842
OMNOVA Solutions, Inc. (a)	95,919	781,740
PolyOne Corp.	177,417	5,787,343
PPG Industries, Inc.	502,515	56,266,605
PQ Group Holdings, Inc. (a)	101,769	1,666,976
Quaker Chemical Corp.	28,407	5,936,779
Rayonier Advanced Materials, Inc.	104,966	1,478,971
RPM International, Inc.	276,182	15,982,652
Sensient Technologies Corp.	86,306	5,583,998
Sherwin-Williams Co.	173,284	75,066,629
Stepan Co.	47,139	4,435,780
Taronis Technologies, Inc. (a)(b)	21,602	12,380
The Chemours Co. LLC	362,581	13,788,955
The Mosaic Co.	743,319	23,243,585
The Scotts Miracle-Gro Co. Class A	82,433	6,751,263
Trecora Resources (a)	32,610	313,056
Tredegar Corp.	71,882	1,252,184
Trinseo SA	88,010	4,417,222
Tronox Ltd. Class A	203,047	2,402,046
Valhi, Inc.	72,450	293,423
Valvoline, Inc.	402,247	7,558,221
Venator Materials PLC (a)	108,555	639,389
W.R. Grace & Co.	139,131	10,806,305
Westlake Chemical Corp.	77,712	5,429,737
		1,196,263,257
Construction Materials - 0.1%
Eagle Materials, Inc.	97,640	7,463,602
Forterra, Inc. (a)(b)	32,917	172,814
Foundation Building Materials, Inc. (a)	26,799	298,005
Martin Marietta Materials, Inc.	130,636	24,533,441
nVent Electric PLC	347,929	9,561,089
Summit Materials, Inc. (a)(b)	243,016	4,131,272
U.S. Concrete, Inc. (a)(b)	33,299	1,335,623
United States Lime & Minerals, Inc.	4,018	289,296
Vulcan Materials Co.	279,355	31,136,908
		78,922,050
Containers & Packaging - 0.4%
Aptargroup, Inc.	134,699	13,702,929
Avery Dennison Corp.	180,744	19,527,582
Ball Corp.	714,614	39,146,555
Bemis Co., Inc.	191,726	10,142,305
Berry Global Group, Inc. (a)	273,433	14,347,030
Crown Holdings, Inc. (a)	283,915	15,413,745
Graphic Packaging Holding Co.	642,952	7,831,155
Greif, Inc. Class A	66,370	2,668,074
International Paper Co.	848,879	38,895,636
Myers Industries, Inc.	77,955	1,487,381
Owens-Illinois, Inc.	336,224	6,697,582
Packaging Corp. of America	197,344	18,864,113
Sealed Air Corp.	329,277	14,363,063
Silgan Holdings, Inc.	169,152	4,788,693
Sonoco Products Co.	212,534	12,303,593
UFP Technologies, Inc. (a)	14,187	475,265
WestRock Co.	530,918	19,845,715
		240,500,416
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	633,642	1,913,599
Alcoa Corp. (a)	392,649	11,583,146
Allegheny Technologies, Inc. (a)(b)	259,375	7,425,906
Ampco-Pittsburgh Corp. (a)	10,414	41,031
Atkore International Group, Inc. (a)	104,842	2,421,850
Carpenter Technology Corp.	96,861	4,546,655
Century Aluminum Co. (a)	109,955	948,912
Cleveland-Cliffs, Inc. (b)	634,761	7,039,499
Coeur d'Alene Mines Corp. (a)	430,709	2,058,789
Commercial Metals Co.	245,653	4,065,557
Compass Minerals International, Inc.	70,860	3,711,647
Comstock Mining, Inc. (a)(b)	11,344	1,815
Freeport-McMoRan, Inc.	3,036,775	39,174,398
Friedman Industries	2,001	15,028
General Moly, Inc. (a)	60,513	15,128
Gold Resource Corp.	133,531	626,260
Golden Minerals Co. (a)(b)	71,014	14,203
Haynes International, Inc.	23,949	842,526
Hecla Mining Co.	1,059,354	2,542,450
Kaiser Aluminum Corp.	36,595	4,006,421
Livent Corp. (b)	44,469	569,203
Materion Corp.	44,452	2,568,437
McEwen Mining, Inc. (b)	617,144	1,117,031
Newmont Mining Corp.	1,122,812	38,310,345
Nucor Corp.	658,332	39,875,169
Olympic Steel, Inc.	16,085	312,371
Paramount Gold Nevada Corp. (a)	7,958	7,590
Pershing Gold Corp. (a)	31,696	41,839
Reliance Steel & Aluminum Co.	148,406	13,245,236
Royal Gold, Inc.	140,896	12,456,615
Ryerson Holding Corp. (a)	30,039	254,430
Schnitzer Steel Industries, Inc. Class A	60,861	1,478,922
Solitario Exploration & Royalty Corp. (a)	18,115	5,253
Steel Dynamics, Inc.	483,659	18,050,154
SunCoke Energy, Inc.	135,087	1,340,063
Synalloy Corp.	9,739	148,715
TimkenSteel Corp. (a)(b)	89,947	1,120,740
U.S. Antimony Corp. (a)	24,962	13,230
United States Steel Corp.	366,606	8,215,640
Universal Stainless & Alloy Products, Inc. (a)	16,706	307,056
Warrior Metropolitan Coal, Inc.	92,941	2,721,312
Worthington Industries, Inc.	90,039	3,539,433
		238,693,604
Paper & Forest Products - 0.1%
Boise Cascade Co.	88,918	2,479,923
Clearwater Paper Corp. (a)	35,821	1,024,481
Domtar Corp.	132,603	6,750,819
Louisiana-Pacific Corp.	294,524	7,442,621
Mercer International, Inc. (SBI)	87,436	1,252,084
Neenah, Inc.	34,858	2,355,704
P.H. Glatfelter Co.	96,358	1,296,015
Resolute Forest Products	196,561	1,603,938
Schweitzer-Mauduit International, Inc.	65,279	2,517,158
Verso Corp. (a)	74,398	1,461,921
		28,184,664

TOTAL MATERIALS		1,782,563,991

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust (SBI)	182,446	5,197,887
Agree Realty Corp.	70,090	4,607,016
Alexander & Baldwin, Inc.	142,120	3,258,812
Alexanders, Inc.	9,147	3,491,501
Alexandria Real Estate Equities, Inc.	225,254	30,609,766
American Assets Trust, Inc.	89,595	3,892,007
American Campus Communities, Inc.	287,913	12,973,360
American Finance Trust, Inc.	123,584	1,335,943
American Homes 4 Rent Class A	537,005	11,728,189
American Tower Corp.	926,674	163,233,625
Americold Realty Trust	124,720	3,585,700
Apartment Investment & Management Co. Class A	307,493	15,045,632
Apple Hospitality (REIT), Inc.	449,215	7,403,063
Armada Hoffler Properties, Inc.	99,565	1,523,345
Ashford Hospitality Trust, Inc.	184,946	991,311
AvalonBay Communities, Inc.	291,560	56,746,323
Bluerock Residential Growth (REIT), Inc.	90,320	957,392
Boston Properties, Inc.	323,694	42,950,957
Braemar Hotels & Resorts, Inc.	63,678	829,088
Brandywine Realty Trust (SBI)	382,532	6,013,403
Brixmor Property Group, Inc. (b)	625,457	10,920,479
BRT Realty Trust	189,164	2,515,881
Camden Property Trust (SBI)	194,653	19,093,513
CareTrust (REIT), Inc.	175,875	3,929,048
CatchMark Timber Trust, Inc.	100,692	961,609
CBL & Associates Properties, Inc. (b)	406,202	869,272
Cedar Realty Trust, Inc.	193,478	673,303
Chatham Lodging Trust	102,069	2,039,339
Chesapeake Lodging Trust	128,056	3,857,047
CIM Commercial Trust Corp. (b)	6,057	110,419
City Office REIT, Inc.	75,533	830,863
Clipper Realty, Inc.	6,962	91,620
Colony Capital, Inc.	1,073,567	5,969,033
Columbia Property Trust, Inc.	253,838	5,490,516
Community Healthcare Trust, Inc.	41,798	1,491,771
Condor Hospitality Trust, Inc.	108	870
CorEnergy Infrastructure Trust, Inc.	22,736	828,955
CorePoint Lodging, Inc.	89,680	1,252,830
CoreSite Realty Corp.	74,873	7,655,764
Corporate Office Properties Trust (SBI)	238,670	6,203,033
Corrections Corp. of America	255,944	5,420,894
Cousins Properties, Inc.	851,136	8,102,815
Crown Castle International Corp.	872,868	103,653,075
CubeSmart	395,712	12,124,616
CyrusOne, Inc.	221,233	11,026,253
DDR Corp.	316,330	4,223,006
DiamondRock Hospitality Co.	396,647	4,240,156
Digital Realty Trust, Inc.	433,054	48,987,068
Douglas Emmett, Inc.	334,628	12,916,641
Duke Realty Corp.	746,628	22,077,790
Easterly Government Properties, Inc.	127,247	2,287,901
EastGroup Properties, Inc.	73,975	7,816,199
Empire State Realty Trust, Inc.	295,222	4,493,279
EPR Properties	154,873	11,380,068
Equinix, Inc.	168,824	71,496,964
Equity Commonwealth	246,800	8,058,020
Equity Lifestyle Properties, Inc.	190,218	20,665,284
Equity Residential (SBI)	778,429	57,362,433
Essential Properties Realty Trust, Inc.	74,356	1,261,821
Essex Property Trust, Inc.	138,862	38,859,142
Extra Space Storage, Inc.	264,979	25,422,085
Farmland Partners, Inc. (b)	105,443	541,977
Federal Realty Investment Trust (SBI)	153,686	20,530,913
First Industrial Realty Trust, Inc.	262,094	8,785,391
Four Corners Property Trust, Inc.	142,083	3,891,653
Franklin Street Properties Corp.	234,955	1,701,074
Front Yard Residential Corp. Class B	111,755	1,243,833
Gaming & Leisure Properties	417,263	15,180,028
Getty Realty Corp.	76,787	2,530,132
Gladstone Commercial Corp.	76,606	1,581,148
Gladstone Land Corp. (b)	23,552	287,805
Global Medical REIT, Inc.	33,210	342,063
Global Net Lease, Inc.	152,590	2,722,206
Government Properties Income Trust	102,125	3,115,834
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	126,653	3,118,197
HCP, Inc.	1,006,360	30,965,697
Healthcare Realty Trust, Inc.	262,572	8,310,404
Healthcare Trust of America, Inc.	429,614	12,239,703
Hersha Hospitality Trust	71,283	1,343,685
Highwoods Properties, Inc. (SBI)	210,544	9,750,293
Hospitality Properties Trust (SBI)	354,001	9,582,807
Host Hotels & Resorts, Inc.	1,553,436	30,462,880
Hudson Pacific Properties, Inc.	328,904	10,926,191
Independence Realty Trust, Inc.	165,198	1,711,451
Industrial Logistics Properties Trust	137,915	2,876,907
InfraReit, Inc.	82,809	1,767,972
Investors Real Estate Trust	27,320	1,649,582
Invitation Homes, Inc.	621,363	14,291,349
Iron Mountain, Inc.	599,074	21,219,201
iStar Financial, Inc.	129,923	1,136,826
JBG SMITH Properties	229,513	9,247,079
Jernigan Capital, Inc.	31,313	671,664
Kilroy Realty Corp.	209,894	15,471,287
Kimco Realty Corp.	878,352	15,450,212
Kite Realty Group Trust	196,226	3,088,597
Lamar Advertising Co. Class A	179,068	13,890,305
Lexington Corporate Properties Trust	457,440	4,249,618
Liberty Property Trust (SBI)	306,431	14,503,379
Life Storage, Inc.	99,185	9,680,456
LTC Properties, Inc.	83,497	3,708,937
Mack-Cali Realty Corp.	195,713	4,111,930
MedEquities Realty Trust, Inc.	74,452	792,914
Medical Properties Trust, Inc.	756,821	13,796,847
Mid-America Apartment Communities, Inc.	241,746	25,040,051
Monmouth Real Estate Investment Corp. Class A	207,648	2,753,412
National Health Investors, Inc.	93,080	7,263,032
National Retail Properties, Inc.	328,930	17,137,253
National Storage Affiliates Trust	126,417	3,580,129
New Senior Investment Group, Inc.	201,182	1,038,099
NexPoint Residential Trust, Inc.	47,035	1,690,438
NorthStar Realty Europe Corp.	99,105	1,777,944
Omega Healthcare Investors, Inc.	417,175	14,976,583
One Liberty Properties, Inc.	42,541	1,226,032
Outfront Media, Inc.	293,201	6,579,430
Paramount Group, Inc.	438,180	6,292,265
Park Hotels & Resorts, Inc.	418,075	13,060,663
Pebblebrook Hotel Trust (b)	262,003	8,386,716
Pennsylvania Real Estate Investment Trust (SBI)	137,479	845,496
Physicians Realty Trust	388,273	7,016,093
Piedmont Office Realty Trust, Inc. Class A	287,749	5,890,222
Potlatch Corp.	144,300	5,193,357
Power (REIT) (a)	718	4,380
Preferred Apartment Communities, Inc. Class A	98,320	1,498,397
Prologis, Inc.	1,327,752	93,022,305
PS Business Parks, Inc.	42,672	6,280,038
Public Storage	316,156	66,863,832
QTS Realty Trust, Inc. Class A	110,410	4,607,409
Ramco-Gershenson Properties Trust (SBI)	161,970	2,053,780
Rayonier, Inc.	274,100	8,077,727
Realty Income Corp.	616,030	42,604,635
Regency Centers Corp.	358,929	23,420,117
Retail Opportunity Investments Corp.	248,410	4,265,200
Retail Properties America, Inc.	449,798	5,604,483
Rexford Industrial Realty, Inc.	195,991	6,718,571
RLJ Lodging Trust	364,435	6,767,558
Ryman Hospitality Properties, Inc.	108,217	8,764,495
Sabra Health Care REIT, Inc.	372,051	6,741,564
Safety Income and Growth, Inc.	12,370	236,886
Saul Centers, Inc.	28,432	1,611,241
SBA Communications Corp. Class A (a)	238,718	43,102,922
Senior Housing Properties Trust (SBI)	513,171	6,645,564
Seritage Growth Properties (b)	55,673	2,457,963
Simon Property Group, Inc.	651,294	117,988,421
SL Green Realty Corp.	174,185	15,802,063
Sotherly Hotels, Inc.	2,721	17,714
Spirit MTA REIT	83,110	610,859
Spirit Realty Capital, Inc.	180,478	6,973,670
Stag Industrial, Inc.	238,854	6,611,479
Store Capital Corp.	388,371	12,610,406
Summit Hotel Properties, Inc.	229,907	2,618,641
Sun Communities, Inc.	184,051	20,902,672
Sunstone Hotel Investors, Inc.	482,523	7,261,971
Tanger Factory Outlet Centers, Inc. (b)	203,815	4,400,366
Taubman Centers, Inc.	133,037	7,101,515
Terreno Realty Corp.	130,774	5,348,657
The GEO Group, Inc.	262,569	5,965,568
The Macerich Co.	223,261	9,734,180
TIER REIT, Inc.	108,647	2,634,690
UDR, Inc.	577,297	25,643,533
UMH Properties, Inc.	79,886	1,092,840
Uniti Group, Inc. (b)	381,757	3,680,137
Universal Health Realty Income Trust (SBI)	36,690	2,732,304
Urban Edge Properties	250,593	4,866,516
Urstadt Biddle Properties, Inc. Class A	92,798	1,941,334
Ventas, Inc.	751,723	47,170,618
VEREIT, Inc.	1,999,937	15,939,498
Vornado Realty Trust	358,096	24,103,442
Washington Prime Group, Inc.	417,772	2,414,722
Washington REIT (SBI)	170,511	4,516,836
Weingarten Realty Investors (SBI)	255,772	7,368,791
Welltower, Inc.	790,881	58,770,367
Weyerhaeuser Co.	1,568,644	39,043,549
Wheeler REIT, Inc. (a)(b)	6,770	13,608
Whitestone REIT Class B	105,336	1,370,421
WP Carey, Inc.	335,212	24,762,110
Xenia Hotels & Resorts, Inc.	233,734	4,564,825
		2,233,180,027
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	21,711	544,295
Boston Omaha Corp. (a)	17,514	437,500
CBRE Group, Inc. (a)	663,652	33,023,324
Colony NorthStar Credit Real Estate, Inc.	202,924	3,536,965
Consolidated-Tomoka Land Co.	8,081	477,587
eXp World Holdings, Inc. (a)(b)	94,871	1,067,299
Forestar Group, Inc. (a)	22,360	379,449
FRP Holdings, Inc. (a)	12,410	636,013
HFF, Inc.	83,269	3,763,759
Howard Hughes Corp. (a)	80,611	8,978,453
Jones Lang LaSalle, Inc.	95,897	15,834,513
Kennedy-Wilson Holdings, Inc.	267,827	5,565,445
Marcus & Millichap, Inc. (a)	44,621	1,723,263
Maui Land & Pineapple, Inc. (a)	31,310	357,247
Newmark Group, Inc.	328,644	3,043,243
RE/MAX Holdings, Inc.	40,183	1,576,379
Realogy Holdings Corp. (b)	254,133	3,456,209
Redfin Corp. (a)(b)	149,447	2,984,457
Retail Value, Inc.	34,981	1,088,959
Stratus Properties, Inc. (a)	12,801	311,064
Tejon Ranch Co. (a)	36,379	672,648
The St. Joe Co. (a)(b)	125,813	1,955,134
Transcontinental Realty Investors, Inc. (a)	20,697	685,071
Trinity Place Holdings, Inc. (a)	7,019	28,567
VICI Properties, Inc.	745,570	15,888,097
		108,014,940

TOTAL REAL ESTATE		2,341,194,967

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	115,800	9,385,590
Alliant Energy Corp.	483,935	22,198,098
American Electric Power Co., Inc.	1,035,491	84,030,095
Duke Energy Corp.	1,502,346	134,700,342
Edison International	682,232	40,858,874
El Paso Electric Co.	88,355	4,753,499
Entergy Corp.	378,113	35,289,286
Evergy, Inc.	551,852	30,854,045
Eversource Energy	662,175	46,226,437
Exelon Corp.	2,029,578	98,617,195
FirstEnergy Corp.	1,012,887	41,275,145
Genie Energy Ltd. Class B	35,273	320,279
Hawaiian Electric Industries, Inc.	235,113	9,000,126
IDACORP, Inc.	107,396	10,568,840
MGE Energy, Inc.	78,977	5,048,210
NextEra Energy, Inc.	1,004,531	188,570,559
OGE Energy Corp.	409,002	17,390,765
Otter Tail Corp.	92,455	4,648,637
Pinnacle West Capital Corp.	233,644	21,901,789
PNM Resources, Inc.	174,544	7,624,082
Portland General Electric Co.	180,685	9,059,546
PPL Corp.	1,514,971	48,736,617
Southern Co.	2,161,035	107,381,829
Spark Energy, Inc. Class A, (b)	24,582	245,574
Vistra Energy Corp.	827,310	21,543,152
Xcel Energy, Inc.	1,078,238	59,152,137
		1,059,380,748
Gas Utilities - 0.2%
Atmos Energy Corp.	236,201	23,348,469
Chesapeake Utilities Corp.	38,211	3,439,372
National Fuel Gas Co.	179,458	10,801,577
New Jersey Resources Corp.	182,654	8,840,454
Northwest Natural Holding Co.	68,976	4,429,639
ONE Gas, Inc.	117,053	10,119,232
RGC Resources, Inc.	6,899	190,136
South Jersey Industries, Inc.	187,297	5,422,248
Southwest Gas Holdings, Inc.	113,374	9,289,866
Spire, Inc.	102,174	8,104,442
UGI Corp.	364,347	20,002,650
		103,988,085
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	46,297	669,918
NRG Energy, Inc.	601,836	25,084,524
NRG Yield, Inc.:
Class A	44,523	657,159
Class C	191,695	2,873,508
Ormat Technologies, Inc.	110,840	6,188,197
Pattern Energy Group, Inc.	190,115	3,965,799
Terraform Power, Inc.	207,693	2,598,239
The AES Corp.	1,385,332	23,869,270
		65,906,614
Multi-Utilities - 0.9%
Ameren Corp.	517,575	36,872,043
Avangrid, Inc.	143,533	6,939,821
Avista Corp.	131,975	5,333,110
Black Hills Corp.	115,484	8,197,054
CenterPoint Energy, Inc.	1,045,161	31,501,153
CMS Energy Corp.	597,476	32,502,694
Consolidated Edison, Inc.	655,709	54,063,207
Dominion Resources, Inc.	1,606,116	118,997,134
DTE Energy Co.	379,531	46,894,850
MDU Resources Group, Inc.	418,941	11,068,421
NiSource, Inc.	758,940	20,476,201
NorthWestern Energy Corp.	103,581	7,099,442
Public Service Enterprise Group, Inc.	1,062,149	62,464,983
Sempra Energy (b)	574,145	69,150,024
Unitil Corp.	56,535	3,104,337
WEC Energy Group, Inc. (b)	662,681	50,549,307
		565,213,781
Water Utilities - 0.1%
American States Water Co.	81,917	5,826,756
American Water Works Co., Inc.	375,709	38,179,549
Aqua America, Inc.	371,886	13,365,583
AquaVenture Holdings Ltd. (a)(b)	24,639	545,015
Artesian Resources Corp. Class A	60,277	2,365,269
Cadiz, Inc. (a)(b)	46,921	461,233
California Water Service Group	109,743	5,708,831
Connecticut Water Service, Inc.	27,644	1,854,360
Middlesex Water Co.	39,650	2,334,196
Pure Cycle Corp. (a)	17,116	173,556
Select Energy Services, Inc. Class A (a)	146,219	1,473,888
SJW Corp.	48,777	2,983,689
York Water Co.	40,150	1,463,468
		76,735,393

TOTAL UTILITIES		1,871,224,621

TOTAL COMMON STOCKS
(Cost $38,372,488,834)		59,501,473,810
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.45% 9/12/19 (d)
(Cost $9,869,350)	10,000,000	9,867,698
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 2.44% (e)	145,219,636	$145,248,680
Fidelity Securities Lending Cash Central Fund 2.45% (e)(f)	1,560,515,037	1,560,671,089
TOTAL MONEY MARKET FUNDS
(Cost $1,705,822,070)		1,705,919,769
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $40,088,180,254)		61,217,261,277
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(1,613,872,674)
NET ASSETS - 100%		$59,603,388,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	216	March 2019	$17,015,400	$1,577,109	$1,577,109
CME E-mini S&P 500 Index Contracts (United States)	836	March 2019	116,400,460	7,923,471	7,923,471
CME E-mini S&P MidCap 400 Index Contracts (United States)	44	March 2019	8,407,520	679,633	679,633
TOTAL FUTURES CONTRACTS					$10,180,213

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,657,918.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,326,563
Fidelity Securities Lending Cash Central Fund	11,345,460
Total	$14,672,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,486,422,555	$5,486,421,274	$--	$1,281
Consumer Discretionary	6,103,304,638	6,103,304,638	--	--
Consumer Staples	3,776,815,506	3,776,815,506	--	--
Energy	2,979,654,176	2,979,654,176	--	--
Financials	8,275,341,260	8,275,341,260	--	--
Health Care	8,556,262,854	8,556,262,854	--	--
Industrials	6,194,937,123	6,194,937,123	--	--
Information Technology	12,133,752,119	12,133,752,119	--	--
Materials	1,782,563,991	1,782,540,599	--	23,392
Real Estate	2,341,194,967	2,341,194,967	--	--
Utilities	1,871,224,621	1,871,224,621	--	--
U.S. Government and Government Agency Obligations	9,867,698	--	9,867,698	--
Money Market Funds	1,705,919,769	1,705,919,769	--	--
Total Investments in Securities:	$61,217,261,277	$61,207,368,906	$9,867,698	$24,673
Derivative Instruments:
Assets
Futures Contracts	$10,180,213	$10,180,213	$--	$--
Total Assets	$10,180,213	$10,180,213	$--	$--
Total Derivative Instruments:	$10,180,213	$10,180,213	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,180,213	$0
Total Equity Risk	10,180,213	0
Total Value of Derivatives	$10,180,213	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $1,509,493,991) — See accompanying schedule: Unaffiliated issuers (cost $38,382,358,184)	$59,511,341,508
Fidelity Central Funds (cost $1,705,822,070)	1,705,919,769
Total Investment in Securities (cost $40,088,180,254)		$61,217,261,277
Receivable for investments sold		49,825,554
Receivable for fund shares sold		106,647,991
Dividends receivable		109,474,134
Distributions receivable from Fidelity Central Funds		748,803
Other receivables		1,134,535
Total assets		61,485,092,294
Liabilities
Payable to custodian bank	$940
Payable for investments purchased	55,096,808
Payable for fund shares redeemed	263,899,352
Accrued management fee	730,945
Payable for daily variation margin on futures contracts	739,490
Other payables and accrued expenses	778,869
Collateral on securities loaned	1,560,457,287
Total liabilities		1,881,703,691
Net Assets		$59,603,388,603
Net Assets consist of:
Paid in capital		$38,589,092,147
Total distributable earnings (loss)		21,014,296,456
Net Assets		$59,603,388,603
Net Asset Value and Maximum Offering Price
Fidelity Total Market Index Fund:
Net Asset Value, offering price and redemption price per share ($43,922,333,057 ÷ 553,457,408 shares)		$79.36
Class F:
Net Asset Value, offering price and redemption price per share ($15,681,055,546 ÷ 197,536,381 shares)		$79.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2019
Investment Income
Dividends		$1,033,126,652
Interest		152,326
Income from Fidelity Central Funds (including $11,345,460 from security lending)		14,672,023
Total income		1,047,951,001
Expenses
Management fee	$8,195,410
Transfer agent fees	2,802,870
Independent trustees' fees and expenses	305,325
Legal	4,814
Interest	71,624
Commitment fees	144,479
Total expenses before reductions	11,524,522
Expense reductions	(53,628)
Total expenses after reductions		11,470,894
Net investment income (loss)		1,036,480,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	160,315,508
Fidelity Central Funds	(19,940)
Futures contracts	(6,795,161)
Total net realized gain (loss)		153,500,407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,629,121,186
Fidelity Central Funds	(13,619)
Futures contracts	6,013,022
Total change in net unrealized appreciation (depreciation)		1,635,120,589
Net gain (loss)		1,788,620,996
Net increase (decrease) in net assets resulting from operations		$2,825,101,103

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,036,480,107	$830,794,882
Net realized gain (loss)	153,500,407	310,972,014
Change in net unrealized appreciation (depreciation)	1,635,120,589	5,665,452,634
Net increase (decrease) in net assets resulting from operations	2,825,101,103	6,807,219,530
Distributions to shareholders	(1,255,417,620)	–
Distributions to shareholders from net investment income	–	(778,723,850)
Distributions to shareholders from net realized gain	–	(315,859,948)
Total distributions	(1,255,417,620)	(1,094,583,798)
Share transactions - net increase (decrease)	7,861,011,314	4,369,390,868
Total increase (decrease) in net assets	9,430,694,797	10,082,026,600
Net Assets
Beginning of period	50,172,693,806	40,090,667,206
End of period	$59,603,388,603	$50,172,693,806
Other Information
Undistributed net investment income end of period		$165,503,274

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

Years ended February 28,	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.42	$68.19	$55.31	$61.58	$54.90
Income from Investment Operations
Net investment income (loss)B	1.45	1.36	1.28	1.17	1.14
Net realized and unrealized gain (loss)	2.28	9.65	13.17	(5.98)	6.52
Total from investment operations	3.73	11.01	14.45	(4.81)	7.66
Distributions from net investment income	(1.46)	(1.27)	(1.17)	(1.15)	(.98)
Distributions from net realized gain	(.34)	(.51)	(.39)	(.31)	–
Total distributions	(1.79)C	(1.78)	(1.57)D	(1.46)	(.98)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E
Net asset value, end of period	$79.36	$77.42	$68.19	$55.31	$61.58
Total ReturnF	5.02%	16.25%	26.32%	(7.91)%	14.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.02%	.02%	.05%	.05%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.04%	.04%
Expenses net of all reductions	.02%	.02%	.02%	.04%	.04%
Net investment income (loss)	1.90%	1.86%	2.02%	1.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$43,922,333	$6,114,864	$4,684,669	$800,304	$1,022,585
Portfolio turnover rateI	8%	2%	4%	3%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.79 per share is comprised of distributions from net investment income of $1.456 and distributions from net realized gain of $.338 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

Years ended February 28,	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.45	$68.21	$55.32	$61.59	$54.92
Income from Investment Operations
Net investment income (loss)B	1.49	1.36	1.26	1.17	1.14
Net realized and unrealized gain (loss)	2.23	9.66	13.20	(5.98)	6.51
Total from investment operations	3.72	11.02	14.46	(4.81)	7.65
Distributions from net investment income	(1.46)	(1.27)	(1.17)	(1.15)	(.98)
Distributions from net realized gain	(.34)	(.51)	(.39)	(.31)	–
Total distributions	(1.79)C	(1.78)	(1.57)D	(1.46)	(.98)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E
Net asset value, end of period	$79.38	$77.45	$68.21	$55.32	$61.59
Total ReturnF	5.00%	16.26%	26.33%	(7.91)%	14.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.02%	.02%	.04%	.04%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.04%	.04%
Expenses net of all reductions	.02%	.02%	.02%	.04%	.04%
Net investment income (loss)	1.90%	1.86%	2.02%	1.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$15,681,056	$12,479,597	$9,035,061	$6,659,560	$6,368,808
Portfolio turnover rateI	8%	2%	4%	3%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.79 per share is comprised of distributions from net investment income of $1.456 and distributions from net realized gain of $.338 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	6.77%	7.96%	17.57%

 The initial offering of Fidelity Extended Market Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 28, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$50,454	Fidelity® Extended Market Index Fund
$49,932	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.68% for the 12 months ending February 28, 2019, as the U.S. equity bellwether began the new year on a high note after enduring a final quarter of 2018 in which resurgent volatility upset the aging bull market. In October, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. Sharply reversing course to begin 2019, the S&P 500® gained 11.48% year-to-date, its strongest two-month opening since 1991, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. For the full period, some economically sensitive sectors fared worst, with financials (-6%) and materials (-6%) both losing ground. Energy gained 1%, while communication services and industrials each rose roughly 2%. In contrast, the defensive utilities (+20%), real estate (+20%) and health care (+11%) sectors led the way, while consumer staples finished near the index. Information technology and consumer discretionary were rattled in the late-2018 downturn, but earlier strength contributed to advances of 9% and roughly 7%, respectively.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the year, the fund gained 6.77%, outpacing the 6.54% return of the benchmark Dow Jones U.S. Completion Total Stock Market℠. Led by software and services stocks, information technology was one of the strongest-performing sectors. Two relatively defensive categories, utilities and real estate, also were strong, as they held on to more of their value during the especially volatile fourth quarter of 2018. In an often-volatile environment, categories seen as economically sensitive, such as energy and materials, struggled. On an individual basis, ServiceNow (+49%), an information-technology solutions company, was the top contributor. Much of the stock's gain came in January after the company reported strong financial results. Similarly, shares of Workday (+56%), a business-oriented cloud-computing company, rose sharply on robust earnings and revenue. Also adding value were mobile payment company Square (+76%) and Dexcom (+148%), a maker of glucose monitoring devices for diabetics. In contrast, XPO Logistics (-49%) detracted, as the transportation and warehouse company reported weak earnings and the loss of business from its largest customer. Weak earnings reported late in the period weighed on online and video-based retailer Qurate Retail (-38%), while biopharmaceutical company Alkermes (-42%) struggled, partly due to an unfavorable decision from the U.S. Food and Drug Administration.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Tesla, Inc.	0.9
ServiceNow, Inc.	0.9
Workday, Inc. Class A	0.6
Worldpay, Inc.	0.6
Square, Inc.	0.5
Palo Alto Networks, Inc.	0.5
Las Vegas Sands Corp.	0.5
T-Mobile U.S., Inc.	0.5
Splunk, Inc.	0.4
CoStar Group, Inc.	0.4
5.8

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	19.2
Financials	16.6
Industrials	13.3
Health Care	12.2
Consumer Discretionary	12.0
Real Estate	8.5
Communication Services	5.0
Materials	4.5
Energy	3.1
Utilities	2.6

Fidelity® Extended Market Index Fund

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (a)	193,163	$341,899
Atn International, Inc.	50,485	2,833,723
Bandwidth, Inc. (a)	28,281	1,575,817
Cincinnati Bell, Inc. (a)	249,327	2,418,472
Cogent Communications Group, Inc.	199,651	9,725,000
Consolidated Communications Holdings, Inc. (b)	331,838	3,295,151
Frontier Communications Corp. (a)(b)	509,006	1,552,468
Globalstar, Inc. (a)(b)	3,208,461	1,609,685
GlowPoint, Inc. (a)	315,981	50,306
IDT Corp. Class B	105,714	638,513
Iridium Communications, Inc. (a)(b)	456,653	9,722,142
Ooma, Inc. (a)	84,984	1,386,089
ORBCOMM, Inc. (a)(b)	393,191	2,771,997
Pareteum Corp. (a)(b)	353,961	1,422,923
PDVWireless, Inc. (a)(b)	45,082	1,770,821
Vonage Holdings Corp. (a)	1,044,009	10,732,413
WideOpenWest, Inc. (a)(b)	151,492	1,245,264
Zayo Group Holdings, Inc. (a)	955,629	23,699,599
		76,792,282
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	249,706	3,503,375
Ballantyne of Omaha, Inc. (a)	46,879	77,350
Cinedigm Corp. (a)	23,291	32,374
Cinemark Holdings, Inc.	489,850	18,433,056
Global Eagle Entertainment, Inc. (a)(b)	266,502	708,895
Glu Mobile, Inc. (a)	518,909	4,659,803
Lions Gate Entertainment Corp.:
Class A (b)	305,757	4,723,946
Class B	445,557	6,545,232
Live Nation Entertainment, Inc. (a)(b)	654,913	37,041,879
LiveXLive Media, Inc. (a)(b)	104,452	621,489
Marcus Corp.	107,322	4,549,380
NTN Communications, Inc. (a)(b)	20,786	71,296
Reading International, Inc. Class A (a)	94,967	1,529,918
Rosetta Stone, Inc. (a)	107,695	1,734,966
The Madison Square Garden Co. (a)	79,949	23,036,505
World Wrestling Entertainment, Inc. Class A (b)	204,689	17,132,469
Zynga, Inc. (a)	3,936,026	20,546,056
		144,947,989
Interactive Media & Services - 0.9%
ANGI Homeservices, Inc. Class A (a)(b)	265,848	4,365,224
Autoweb, Inc. (a)	46,143	166,115
Care.com, Inc. (a)	128,223	3,229,937
CarGurus, Inc. Class A (a)	155,596	6,648,617
DHI Group, Inc. (a)	204,008	540,621
Eventbrite, Inc. (b)	58,942	1,743,504
EverQuote, Inc. Class A (b)	16,851	128,742
IAC/InterActiveCorp (a)	365,186	77,802,877
Izea Worldwide, Inc. (a)	24,439	37,392
Liberty TripAdvisor Holdings, Inc. (a)	338,192	5,103,317
Match Group, Inc. (b)	246,367	13,643,804
MeetMe, Inc. (a)(b)	371,289	2,227,734
Professional Diversity Network, Inc. (a)(b)	5,685	8,243
QuinStreet, Inc. (a)	185,174	2,479,480
Snap, Inc. Class A (a)(b)	3,496,179	34,262,554
Travelzoo, Inc. (a)	31,997	424,600
TrueCar, Inc. (a)(b)	404,126	2,925,872
Yelp, Inc. (a)	359,282	13,386,847
Zillow Group, Inc.:
Class A (a)(b)	197,942	8,200,737
Class C (a)(b)	577,977	24,159,439
		201,485,656
Media - 2.5%
A.H. Belo Corp. Class A	69,528	281,588
Altice U.S.A., Inc. Class A (b)	573,477	12,507,533
AMC Networks, Inc. Class A (a)(b)	203,718	13,386,310
Beasley Broadcast Group, Inc. Class A	15,847	65,131
Cable One, Inc.	22,705	21,546,818
Central European Media Enterprises Ltd. Class A (a)(b)	533,319	1,871,950
Clear Channel Outdoor Holding, Inc. Class A (a)	150,322	823,765
comScore, Inc. (a)	232,767	5,076,648
Daily Journal Corp. (a)(b)	4,233	952,383
E.W. Scripps Co. Class A	255,555	5,404,988
Emerald Expositions Events, Inc.	142,475	1,792,336
Emmis Communications Corp. Class A (a)	24,302	92,105
Entercom Communications Corp. Class A	556,423	3,427,566
Entravision Communication Corp. Class A	291,837	1,152,756
Fluent, Inc. (a)(b)	178,990	914,639
Gannett Co., Inc. (b)	565,926	6,643,971
GCI Liberty, Inc. (a)(b)	473,384	25,344,979
Gray Television, Inc. (a)	353,774	7,751,188
Harte-Hanks, Inc. (a)	20,159	79,225
Hemisphere Media Group, Inc. (a)	92,913	1,291,491
Insignia Systems, Inc. (a)	22,471	31,235
John Wiley & Sons, Inc. Class A	228,957	11,880,579
Lee Enterprises, Inc. (a)(b)	227,686	694,442
Level Brands, Inc. (a)(b)	38,459	168,066
Liberty Broadband Corp.:
Class A (a)(b)	145,935	13,034,914
Class C (a)	686,483	61,440,229
Liberty Global PLC:
Class A (a)	937,345	24,699,041
Class C (a)	2,846,582	72,274,717
Liberty Latin America Ltd.:
Class A (a)	192,335	3,773,613
Class C (a)(b)	564,702	10,949,572
Liberty Media Corp.:
Liberty Braves Class A (a)	50,029	1,388,805
Liberty Braves Class C (a)	187,737	5,226,598
Liberty Formula One Group Series C (a)	943,501	29,361,751
Liberty Media Class A (a)(b)	120,484	3,703,678
Liberty SiriusXM Series A (a)	403,884	16,518,856
Liberty SiriusXM Series C (a)	716,930	29,544,685
Loral Space & Communications Ltd. (a)	57,285	2,343,529
Marchex, Inc. Class B	147,721	639,632
Meredith Corp. (b)	183,919	10,533,041
MSG Network, Inc. Class A (a)(b)	307,853	7,431,571
National CineMedia, Inc.	299,105	2,315,073
New Media Investment Group, Inc.	259,758	3,459,977
Nexstar Broadcasting Group, Inc. Class A (b)	208,559	20,382,471
Saga Communications, Inc. Class A	17,067	573,451
Salem Communications Corp. Class A	38,194	106,179
Scholastic Corp.	127,554	5,396,810
Sinclair Broadcast Group, Inc. Class A	325,263	11,741,994
Sirius XM Holdings, Inc. (b)	7,997,742	47,426,610
Social Reality, Inc. (b)	34,667	113,361
Social Reality, Inc. rights 12/31/19 (a)(c)	34,667	6,240
SPAR Group, Inc. (a)(b)	143,038	91,530
TechTarget, Inc. (a)(b)	117,436	1,947,089
Tegna, Inc.	994,297	13,094,891
The McClatchy Co. Class A (a)(b)	20,452	116,576
The New York Times Co. Class A (b)	655,212	21,523,714
Townsquare Media, Inc.	39,720	226,801
Tribune Media Co. Class A	363,650	16,811,540
tronc, Inc. (a)	109,039	1,315,010
Urban One, Inc. Class D (non-vtg.) (a)	112,382	231,507
		562,926,748
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (a)(b)	23,662	298,614
Boingo Wireless, Inc. (a)	212,867	4,761,835
Gogo, Inc. (a)(b)	264,954	1,216,139
NII Holdings, Inc. (a)(b)	489,197	1,902,976
Shenandoah Telecommunications Co.	223,968	9,953,138
Spok Holdings, Inc.	115,706	1,597,900
Sprint Corp. (a)	2,587,619	16,431,381
T-Mobile U.S., Inc. (a)	1,442,751	104,181,050
Telephone & Data Systems, Inc.	424,439	13,603,270
U.S. Cellular Corp. (a)	82,004	3,828,767
		157,775,070

TOTAL COMMUNICATION SERVICES		1,143,927,745

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.2%
Adient PLC (b)	406,158	7,895,712
ADOMANI, Inc. (a)(b)	35,944	15,815
American Axle & Manufacturing Holdings, Inc. (a)(b)	515,892	8,305,861
Autoliv, Inc. (b)	410,392	33,574,170
Cooper Tire & Rubber Co.	236,277	7,551,413
Cooper-Standard Holding, Inc. (a)	78,680	4,729,455
Dana Holding Corp.	683,239	13,493,970
Delphi Technologies PLC	417,402	9,103,538
Dorman Products, Inc. (a)	137,168	11,096,891
Fox Factory Holding Corp. (a)	178,857	11,335,957
Garrett Motion, Inc. (a)(b)	349,779	5,855,300
Gentex Corp.	1,229,802	25,014,173
Gentherm, Inc. (a)	165,359	6,779,719
Hertz Global Holdings, Inc. (a)(b)	255,993	4,889,466
Horizon Global Corp. (a)(b)	104,364	280,739
LCI Industries	117,472	9,571,619
Lear Corp.	300,329	45,671,031
Modine Manufacturing Co. (a)	240,555	3,615,542
Motorcar Parts of America, Inc. (a)(b)	88,120	1,823,203
Shiloh Industries, Inc. (a)	59,119	368,311
Standard Motor Products, Inc.	95,988	4,732,208
Stoneridge, Inc. (a)	125,340	3,706,304
Strattec Security Corp.	16,077	498,065
Superior Industries International, Inc.	101,962	631,145
Sypris Solutions, Inc. (a)	33,367	35,035
Tenneco, Inc.	244,382	8,455,617
The Goodyear Tire & Rubber Co.	1,102,744	21,812,276
Tower International, Inc.	102,764	2,635,897
Unique Fabricating, Inc.	9,426	40,909
UQM Technologies, Inc. (a)(b)	254,651	422,721
Veoneer, Inc. (a)(b)	411,955	12,589,345
Visteon Corp. (a)(b)	135,356	11,594,595
VOXX International Corp. (a)	81,933	409,665
Workhorse Group, Inc. (a)(b)	127,872	122,757
		278,658,424
Automobiles - 1.0%
Arcimoto, Inc. (a)(b)	51,439	214,501
REV Group, Inc. (b)	143,795	1,271,148
Tesla, Inc. (a)(b)	638,025	204,091,401
Thor Industries, Inc. (b)	233,503	15,077,289
Winnebago Industries, Inc.	137,238	4,478,076
		225,132,415
Distributors - 0.2%
Core-Mark Holding Co., Inc.	215,570	6,792,611
Educational Development Corp.	32,392	260,756
Pool Corp.	190,327	30,364,770
Weyco Group, Inc.	33,001	1,000,590
		38,418,727
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	273,663	13,190,557
American Public Education, Inc. (a)	73,999	2,390,908
Ascent Capital Group, Inc. (a)	46,583	32,613
Aspen Group, Inc. (a)(b)	14,666	70,250
Bridgepoint Education, Inc. (a)	125,853	1,297,544
Bright Horizons Family Solutions, Inc. (a)	274,339	34,018,036
Career Education Corp. (a)	327,656	5,445,643
Carriage Services, Inc.	68,174	1,432,336
Chegg, Inc. (a)(b)	481,779	19,092,902
Collectors Universe, Inc.	36,664	647,120
DropCar, Inc. (a)	9,790	5,399
Frontdoor, Inc. (a)	318,594	10,195,008
Graham Holdings Co.	20,341	13,907,345
Grand Canyon Education, Inc. (a)	223,812	25,890,572
Houghton Mifflin Harcourt Co. (a)	491,950	3,891,325
K12, Inc. (a)	178,548	5,720,678
Laureate Education, Inc. Class A (a)	309,997	4,739,854
Lincoln Educational Services Corp. (a)	82,611	264,355
Regis Corp. (a)	157,058	2,841,179
Service Corp. International	846,773	35,005,596
ServiceMaster Global Holdings, Inc. (a)	635,071	28,679,806
Sotheby's Class A (Ltd. vtg.) (a)(b)	159,715	7,006,697
Strategic Education, Inc.	102,793	13,443,269
Universal Technical Institute, Inc. (a)	85,915	299,843
Weight Watchers International, Inc. (a)(b)	182,187	3,685,643
Xpresspa Group, Inc. (a)(b)	4,614	15,918
		233,210,396
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	1,157,033	35,058,100
Ark Restaurants Corp.	8,300	169,237
Belmond Ltd. Class A (a)	415,920	10,335,612
BFC Financial Corp. Class A	322,999	1,976,754
Biglari Holdings, Inc. (a)	449	313,851
Biglari Holdings, Inc. (a)	4,931	660,803
BJ's Restaurants, Inc.	99,358	4,753,287
Bloomin' Brands, Inc.	431,264	8,918,540
Bluegreen Vacations Corp. (b)	41,601	544,557
Boyd Gaming Corp.	383,990	11,427,542
Brinker International, Inc.	179,952	8,236,403
Caesars Entertainment Corp. (a)(b)	2,731,548	23,545,944
Carrols Restaurant Group, Inc. (a)	176,097	1,882,477
Century Casinos, Inc. (a)	117,212	988,097
Chanticleer Holdings, Inc. (a)(b)	9,043	16,458
Choice Hotels International, Inc. (b)	161,237	12,873,162
Churchill Downs, Inc.	168,607	15,815,337
Chuy's Holdings, Inc. (a)(b)	89,109	1,993,368
Cracker Barrel Old Country Store, Inc. (b)	111,975	18,138,830
Dave & Buster's Entertainment, Inc.	182,690	9,377,478
Del Frisco's Restaurant Group, Inc. (a)(b)	164,365	1,392,172
Del Taco Restaurants, Inc. (a)	178,255	1,843,157
Denny's Corp. (a)	300,088	5,239,536
Dine Brands Global, Inc. (b)	84,226	8,355,219
Diversified Restaurant Holdings, Inc. (a)	53,847	47,924
Domino's Pizza, Inc.	195,066	48,949,862
Dover Downs Gaming & Entertainment, Inc. (a)(b)	99,329	269,182
Dover Motorsports, Inc.	22,265	45,643
Drive Shack, Inc. (a)(b)	273,459	1,205,954
Dunkin' Brands Group, Inc.	388,703	27,772,829
El Pollo Loco Holdings, Inc. (a)(b)	112,233	1,698,085
Eldorado Resorts, Inc. (a)(b)	306,749	14,788,369
Empire Resorts, Inc. (a)(b)	10,999	149,696
Extended Stay America, Inc. unit	890,770	16,247,645
Famous Dave's of America, Inc. (a)	20,922	104,610
Fiesta Restaurant Group, Inc. (a)	117,958	1,777,627
Flanigans Enterprises, Inc.	1,099	27,475
Full House Resorts, Inc. (a)	33,775	74,305
Gaming Partners International Corp.	1,555	20,371
Golden Entertainment, Inc. (a)(b)	97,885	1,783,465
Good Times Restaurants, Inc. (a)	40,245	111,277
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,173,455
Hilton Grand Vacations, Inc. (a)	454,694	14,454,722
Hyatt Hotels Corp. Class A	203,837	14,833,218
Inspired Entertainment, Inc. (a)(b)	65,633	447,617
International Speedway Corp. Class A	115,402	4,991,137
J. Alexanders Holdings, Inc. (a)	57,936	528,956
Jack in the Box, Inc.	119,627	9,634,759
Kona Grill, Inc. (a)(b)	42,354	41,083
Las Vegas Sands Corp.	1,732,354	106,418,506
Lindblad Expeditions Holdings (a)	130,902	1,778,958
Luby's, Inc. (a)	53,936	83,601
Marriott Vacations Worldwide Corp.	194,327	18,915,790
Monarch Casino & Resort, Inc. (a)	54,832	2,404,383
Nathan's Famous, Inc.	14,061	999,456
Noodles & Co. (a)	198,523	1,556,420
Papa John's International, Inc. (b)	104,923	4,586,184
Papa Murphy's Holdings, Inc. (a)(b)	42,478	237,027
Peak Resorts, Inc.	18,552	83,298
Penn National Gaming, Inc. (a)(b)	510,848	12,694,573
Planet Fitness, Inc. (a)(b)	414,023	24,336,272
Playa Hotels & Resorts NV (a)	281,535	2,145,297
PlayAGS, Inc. (a)	109,880	2,614,045
Potbelly Corp. (a)(b)	129,702	1,092,091
Rave Restaurant Group, Inc. (a)(b)	27,004	31,325
RCI Hospitality Holdings, Inc.	43,450	1,016,296
Red Lion Hotels Corp. (a)	142,774	1,139,337
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	1,943,777
Red Rock Resorts, Inc.	334,667	9,410,836
Ruth's Hospitality Group, Inc.	138,050	3,509,231
Scientific Games Corp. Class A (a)(b)	262,802	7,637,026
SeaWorld Entertainment, Inc. (a)(b)	322,609	8,804,000
Shake Shack, Inc. Class A (a)(b)	121,992	6,726,639
Six Flags Entertainment Corp.	338,519	18,858,893
Speedway Motorsports, Inc.	52,361	924,695
Texas Roadhouse, Inc. Class A	312,618	19,791,846
The Cheesecake Factory, Inc.	199,298	9,426,795
The ONE Group Hospitality, Inc. (a)	6,010	17,489
Town Sports International Holdings, Inc. (a)	117,611	640,980
U.S. Foods Holding Corp. (a)	1,019,736	35,935,497
Vail Resorts, Inc.	190,663	39,732,263
Wendy's Co.	876,114	15,183,056
Wingstop, Inc. (b)	136,966	9,123,305
Wyndham Destinations, Inc.	457,615	20,606,403
Wyndham Hotels & Resorts, Inc.	464,278	24,407,094
YETI Holdings, Inc. (b)	75,992	1,823,048
		761,670,919
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	44,549	879,843
Beazer Homes U.S.A., Inc. (a)	172,808	2,094,433
Cavco Industries, Inc. (a)	39,554	5,475,460
Century Communities, Inc. (a)	137,440	3,137,755
Comstock Holding Companies, Inc. (a)(b)	5,255	11,666
CSS Industries, Inc.	38,366	264,342
Dixie Group, Inc. (a)	52,063	66,120
Emerson Radio Corp. (a)	23,944	32,803
Ethan Allen Interiors, Inc.	116,635	2,342,031
Flexsteel Industries, Inc.	27,568	686,168
GoPro, Inc. Class A (a)(b)	529,748	3,088,431
Green Brick Partners, Inc. (a)	126,138	1,123,890
Hamilton Beach Brands Holding Co. Class A	31,310	759,894
Helen of Troy Ltd. (a)	123,558	13,852,087
Hooker Furniture Corp.	56,516	1,774,602
Hovnanian Enterprises, Inc. Class A (a)(b)	570,695	386,418
Installed Building Products, Inc. (a)	104,422	4,554,888
iRobot Corp. (a)(b)	128,930	16,123,986
KB Home	411,069	9,376,484
Koss Corp. (a)	1,363	2,590
La-Z-Boy, Inc.	218,041	7,502,791
LGI Homes, Inc. (a)(b)	86,930	5,137,563
Libbey, Inc.	110,300	434,582
Lifetime Brands, Inc.	49,035	512,906
Live Ventures, Inc. (a)(b)	13,437	108,840
Lovesac (a)(b)	30,341	918,422
M.D.C. Holdings, Inc.	237,847	6,859,507
M/I Homes, Inc. (a)	139,318	3,627,841
Meritage Homes Corp. (a)	176,646	7,745,927
New Home Co. LLC (a)(b)	59,315	325,046
Nova LifeStyle, Inc. (a)(b)	94,559	75,666
NVR, Inc. (a)	15,957	41,807,340
Roku, Inc. Class A (a)(b)	235,283	15,596,910
Skyline Champion Corp. (b)	180,464	3,584,015
Sonos, Inc. (b)	70,584	729,133
Taylor Morrison Home Corp. (a)(b)	546,424	9,163,530
Tempur Sealy International, Inc. (a)(b)	214,457	12,483,542
Toll Brothers, Inc.	638,781	22,740,604
TopBuild Corp. (a)	171,021	10,175,750
TRI Pointe Homes, Inc. (a)(b)	655,491	8,259,187
Tupperware Brands Corp.	227,958	6,863,815
Turtle Beach Corp. (a)(b)	30,978	476,751
Universal Electronics, Inc. (a)	64,631	2,158,029
Vuzix Corp. (a)(b)	105,859	347,218
William Lyon Homes, Inc. (a)(b)	159,857	2,261,977
Zagg, Inc. (a)	138,785	1,609,906
		237,540,689
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	127,106	2,267,571
Blue Apron Holdings, Inc. Class A (a)(b)	342,029	365,971
Duluth Holdings, Inc. (a)(b)	50,523	1,283,284
Etsy, Inc. (a)	565,173	40,279,880
EVINE Live, Inc. (a)(b)	202,505	104,898
FTD Companies, Inc. (a)(b)	81,746	142,238
Gaia, Inc. Class A (a)(b)	63,495	706,064
Groupon, Inc. (a)	1,901,428	6,217,670
GrubHub, Inc. (a)(b)	426,677	34,808,310
Lands' End, Inc. (a)(b)	79,744	1,453,733
Leaf Group Ltd. (a)	70,824	575,799
Liberty Expedia Holdings, Inc. (a)	258,952	11,471,574
Liberty Interactive Corp. QVC Group Series A (a)	1,975,048	35,570,614
Liquidity Services, Inc. (a)	125,407	865,308
NutriSystem, Inc.	136,858	5,923,214
Overstock.com, Inc. (a)(b)	105,828	2,096,453
PetMed Express, Inc. (b)	97,461	2,246,476
Quotient Technology, Inc. (a)(b)	391,270	3,924,438
Remark Holdings, Inc. (a)(b)	98,931	204,787
Shutterfly, Inc. (a)(b)	154,397	6,918,530
Shutterstock, Inc. (b)	92,293	4,275,935
Stamps.com, Inc. (a)(b)	80,167	7,534,896
Stitch Fix, Inc. (a)(b)	102,870	2,861,843
U.S. Auto Parts Network, Inc. (a)(b)	61,593	65,905
Wayfair LLC Class A (a)(b)	290,726	48,167,484
		220,332,875
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	257,488	3,231,474
Brunswick Corp.	401,813	21,191,618
Callaway Golf Co.	422,846	7,277,180
Clarus Corp.	111,951	1,363,563
Escalade, Inc.	32,990	402,478
JAKKS Pacific, Inc. (a)(b)	84,913	134,163
Johnson Outdoors, Inc. Class A	29,502	1,936,511
Malibu Boats, Inc. Class A (a)	97,739	4,516,519
Marine Products Corp.	37,881	536,395
MCBC Holdings, Inc. (a)	86,884	2,143,428
Nautilus, Inc. (a)	139,378	910,138
Polaris Industries, Inc.	272,965	23,264,807
Sturm, Ruger & Co., Inc. (b)	82,487	4,697,635
Summer Infant, Inc. (a)	36,722	28,004
Vista Outdoor, Inc. (a)	293,097	2,611,494
		74,245,407
Multiline Retail - 0.2%
Big Lots, Inc. (b)	186,926	5,893,777
Dillard's, Inc. Class A (b)	87,596	6,879,790
Fred's, Inc. Class A (a)(b)	145,522	426,379
JC Penney Corp., Inc. (a)(b)	1,526,081	2,319,643
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	242,665	21,407,906
Tuesday Morning Corp. (a)(b)	239,030	657,333
		37,584,828
Specialty Retail - 1.9%
Aaron's, Inc. Class A	327,645	17,787,847
Abercrombie & Fitch Co. Class A	312,778	6,865,477
America's Car Mart, Inc. (a)	33,495	2,733,192
American Eagle Outfitters, Inc.	787,991	16,075,016
Appliance Recycling Centers of America, Inc. (a)	2,912	1,427
Armstrong Flooring, Inc. (a)	125,050	1,793,217
Asbury Automotive Group, Inc. (a)	90,277	6,480,986
Ascena Retail Group, Inc. (a)(b)	831,231	1,845,333
At Home Group, Inc. (a)(b)	123,395	3,020,710
AutoNation, Inc. (a)(b)	274,889	9,692,586
Barnes & Noble Education, Inc. (a)	185,417	1,277,523
Barnes & Noble, Inc. (b)	282,172	1,777,684
Bed Bath & Beyond, Inc. (b)	645,690	10,802,394
Big 5 Sporting Goods Corp. (b)	96,400	388,492
Blink Charging Co. (b)	48,416	172,845
Boot Barn Holdings, Inc. (a)(b)	133,154	3,794,889
Build-A-Bear Workshop, Inc. (a)	60,976	314,026
Burlington Stores, Inc. (a)	316,370	53,700,644
Caleres, Inc.	211,089	6,564,868
Camping World Holdings, Inc. (b)	155,566	2,006,801
Cars.com, Inc. (a)(b)	300,086	7,064,024
Carvana Co. Class A (a)(b)	152,916	6,859,812
Chico's FAS, Inc. (b)	597,745	3,490,831
Christopher & Banks Corp. (a)(b)	139,716	79,652
Citi Trends, Inc.	68,267	1,477,298
Conn's, Inc. (a)(b)	115,496	2,724,551
Cool Holdings, Inc. (a)(b)	24,544	63,569
Destination Maternity Corp. (a)(b)	70,933	174,850
Destination XL Group, Inc. (a)(b)	161,954	422,700
DGSE Companies, Inc. (a)	6,800	3,059
Dick's Sporting Goods, Inc. (b)	346,860	13,548,352
DSW, Inc. Class A	325,322	9,632,784
Express, Inc. (a)(b)	350,263	1,821,368
Five Below, Inc. (a)	261,418	31,461,656
Floor & Decor Holdings, Inc. Class A (a)(b)	269,794	10,030,941
Francesca's Holdings Corp. (a)(b)	161,057	134,869
GameStop Corp. Class A (b)	481,786	5,636,896
Genesco, Inc. (a)	96,188	4,642,995
GNC Holdings, Inc. Class A (a)(b)	387,103	1,153,567
Group 1 Automotive, Inc.	87,194	5,421,723
Guess?, Inc.	267,769	5,995,348
Haverty Furniture Companies, Inc.	88,841	2,164,167
Hibbett Sports, Inc. (a)(b)	85,321	1,581,851
Kirkland's, Inc. (a)(b)	81,142	947,739
Lithia Motors, Inc. Class A (sub. vtg.)	111,208	10,038,746
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,670,371
MarineMax, Inc. (a)	108,571	2,131,249
Michaels Companies, Inc. (a)(b)	412,855	5,837,770
Monro, Inc. (b)	155,843	11,892,379
Murphy U.S.A., Inc. (a)	140,683	10,940,917
Office Depot, Inc.	2,543,649	8,826,462
Party City Holdco, Inc. (a)(b)	269,502	2,805,516
Penske Automotive Group, Inc. (b)	171,597	7,625,771
Pier 1 Imports, Inc. (b)	396,534	535,321
Rent-A-Center, Inc. (a)	203,353	3,784,399
RH (a)(b)	87,252	13,401,035
RTW Retailwinds, Inc. (a)(b)	121,608	369,688
Sally Beauty Holdings, Inc. (a)(b)	559,513	10,110,400
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	103,360
Shoe Carnival, Inc. (b)	48,930	1,866,190
Signet Jewelers Ltd.	237,783	6,684,080
Sleep Number Corp. (a)	144,558	6,309,957
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	1,789,532
Sportsman's Warehouse Holdings, Inc. (a)(b)	190,872	1,200,585
Stage Stores, Inc. (b)	125,887	138,476
Stein Mart, Inc. (a)(b)	118,280	133,656
Tailored Brands, Inc. (b)	229,874	2,979,167
Tandy Leather Factory, Inc. (a)	3,017	17,046
The Buckle, Inc. (b)	146,628	2,813,791
The Cato Corp. Class A (sub. vtg.) (b)	119,838	1,886,250
The Children's Place Retail Stores, Inc. (b)	73,993	7,070,771
The Container Store Group, Inc. (a)(b)	73,884	504,628
Tile Shop Holdings, Inc.	199,897	1,275,343
Tilly's, Inc.	104,883	1,272,231
Trans World Entertainment Corp. (a)	28,580	13,433
Urban Outfitters, Inc. (a)(b)	350,654	10,817,676
Vitamin Shoppe, Inc. (a)(b)	86,305	636,068
Williams-Sonoma, Inc. (b)	375,892	21,861,879
Winmark Corp.	11,167	1,923,516
Zumiez, Inc. (a)	93,957	2,320,738
		427,218,956
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	213,548	20,808,117
Centric Brands, Inc. (a)(b)	60,189	250,386
Charles & Colvard Ltd. (a)	44,254	46,024
Cherokee, Inc. (a)(b)	50,362	35,757
Columbia Sportswear Co.	142,618	14,682,523
Crocs, Inc. (a)	317,799	8,161,078
Crown Crafts, Inc.	2,186	11,914
Culp, Inc.	47,215	875,838
Deckers Outdoor Corp. (a)(b)	137,512	20,344,900
Delta Apparel, Inc. (a)	25,017	591,402
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	29,558
Fossil Group, Inc. (a)(b)	210,774	3,296,505
G-III Apparel Group Ltd. (a)	194,324	6,919,878
Iconix Brand Group, Inc. (a)(b)	269,342	47,727
J.Jill, Inc. (b)	69,488	413,454
Lakeland Industries, Inc. (a)(b)	24,080	266,325
lululemon athletica, Inc. (a)	494,542	74,389,008
Movado Group, Inc.	87,097	3,051,008
Oxford Industries, Inc.	79,507	6,283,438
Rocky Brands, Inc.	32,323	968,074
Sequential Brands Group, Inc. (a)(b)	181,557	305,016
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	625,821	21,046,360
Steven Madden Ltd.	375,681	12,393,716
Superior Group of Companies, Inc.	29,984	521,122
Unifi, Inc. (a)	78,142	1,728,501
Vera Bradley, Inc. (a)(b)	116,716	1,114,638
Vince Holding Corp. (a)(b)	13,170	191,492
Wolverine World Wide, Inc.	446,152	15,954,396
		214,728,155

TOTAL CONSUMER DISCRETIONARY		2,748,741,791

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	40,868	12,773,702
Castle Brands, Inc. (a)(b)	349,780	307,806
Celsius Holdings, Inc. (a)(b)	62,275	221,699
Coca-Cola Bottling Co. Consolidated	22,820	5,656,165
Craft Brew Alliance, Inc. (a)	47,928	817,172
Eastside Distilling, Inc. (a)	8,987	51,316
Keurig Dr. Pepper, Inc. (b)	845,752	21,270,663
MGP Ingredients, Inc. (b)	59,619	4,879,815
National Beverage Corp. (b)	58,967	4,044,547
New Age Beverages Corp. (a)(b)	287,374	1,686,885
Primo Water Corp. (a)	168,129	2,466,452
REED'S, Inc. (a)(b)	70,567	205,350
		54,381,572
Food & Staples Retailing - 0.5%
Andersons, Inc.	125,009	4,620,333
BJ's Wholesale Club Holdings, Inc. (b)	319,513	8,090,069
Casey's General Stores, Inc. (b)	173,643	23,396,658
Chefs' Warehouse Holdings (a)(b)	111,254	3,561,241
Ingles Markets, Inc. Class A	69,067	2,149,365
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	596,798
Performance Food Group Co. (a)	494,390	19,048,847
PriceSmart, Inc.	107,893	6,976,361
Rite Aid Corp. (a)(b)	5,079,077	3,758,517
Smart & Final Stores, Inc. (a)(b)	129,757	804,493
SpartanNash Co.	170,797	3,241,727
Sprouts Farmers Market LLC (a)	599,650	13,983,838
United Natural Foods, Inc. (a)(b)	234,447	3,519,049
Village Super Market, Inc. Class A (b)	35,891	1,100,059
Weis Markets, Inc. (b)	83,451	4,198,420
Welbilt, Inc. (a)(b)	617,258	9,857,610
		108,903,385
Food Products - 1.1%
Alico, Inc.	12,431	376,162
Arcadia Biosciences, Inc. (a)(b)	2,224	17,903
B&G Foods, Inc. Class A (b)	311,827	7,677,181
Bunge Ltd.	664,909	35,293,370
Cal-Maine Foods, Inc. (b)	142,510	6,284,691
Calavo Growers, Inc. (b)	72,468	6,169,201
Coffee Holding Co., Inc. (a)	29,362	207,589
Darling International, Inc. (a)	774,274	17,018,543
Dean Foods Co. (b)	443,503	1,778,447
Farmer Brothers Co. (a)	50,454	1,203,328
Flowers Foods, Inc.	865,956	17,726,119
Fresh Del Monte Produce, Inc.	139,440	3,859,699
Freshpet, Inc. (a)	124,543	5,133,662
Hostess Brands, Inc. Class A (a)(b)	474,002	5,754,384
Ingredion, Inc.	311,550	28,802,798
J&J Snack Foods Corp.	70,885	11,007,023
John B. Sanfilippo & Son, Inc.	42,584	2,958,736
Lancaster Colony Corp.	93,403	14,642,788
Landec Corp. (a)	134,305	1,724,476
Lifeway Foods, Inc. (a)	26,937	61,416
Limoneira Co.	71,443	1,671,766
nLIGHT, Inc. (a)(b)	27,693	592,353
Pilgrim's Pride Corp. (a)(b)	247,636	4,871,000
Post Holdings, Inc. (a)(b)	311,458	31,731,341
RiceBran Technologies (a)(b)	35,206	122,517
Rocky Mountain Chocolate Factory, Inc.	2,945	27,919
S&W Seed Co. (a)(b)	43,975	127,967
Sanderson Farms, Inc. (b)	94,401	10,874,995
Seaboard Corp.	1,362	5,310,792
Seneca Foods Corp. Class A (a)	29,562	872,670
The Hain Celestial Group, Inc. (a)(b)	417,561	8,213,425
The Simply Good Foods Co. (a)	235,690	4,822,217
Tootsie Roll Industries, Inc. (b)	90,278	3,357,439
TreeHouse Foods, Inc. (a)	264,718	16,036,616
		256,330,533
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	248,877	6,931,224
Energizer Holdings, Inc.	298,963	13,716,422
Funko, Inc. (a)(b)	53,219	1,058,526
Ocean Bio-Chem, Inc.	25,804	95,991
Oil-Dri Corp. of America	22,258	648,821
Orchids Paper Products Co. (a)(b)	39,941	45,133
Spectrum Brands Holdings, Inc. (b)	214,167	11,601,426
WD-40 Co. (b)	64,994	11,631,976
		45,729,519
Personal Products - 0.4%
Avon Products, Inc. (a)	2,063,446	6,376,048
CCA Industries, Inc. (a)(b)	3,026	4,539
Cyanotech Corp. (a)	3,737	15,284
Edgewell Personal Care Co. (a)(b)	253,608	11,250,051
elf Beauty, Inc. (a)(b)	100,515	799,094
Herbalife Nutrition Ltd. (a)(b)	488,961	27,430,712
Inter Parfums, Inc.	82,824	6,109,926
LifeVantage Corp. (a)(b)	66,269	965,539
Mannatech, Inc.	4,435	86,194
MediFast, Inc.	56,094	7,148,058
MYOS Corp. (a)(b)	833	1,225
Natural Alternatives International, Inc. (a)	19,731	229,077
Natural Health Trends Corp. (b)	34,344	436,856
Nature's Sunshine Products, Inc. (a)	31,350	260,205
Nu Skin Enterprises, Inc. Class A	259,852	15,619,704
Reliv International, Inc. (a)	1,499	6,446
Revlon, Inc. (a)(b)	38,238	1,020,572
United-Guardian, Inc.	5,904	117,785
USANA Health Sciences, Inc. (a)	64,991	6,401,614
Veru, Inc. (a)(b)	188,434	278,882
Youngevity International, Inc. (a)	35,729	254,033
		84,811,844
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	530,029	1,277,370
Pyxus International, Inc. (a)(b)	38,644	1,043,002
Turning Point Brands, Inc.	44,114	1,803,821
Universal Corp.	115,600	6,859,704
Vector Group Ltd. (b)	486,255	5,698,909
		16,682,806

TOTAL CONSUMER STAPLES		566,839,659

ENERGY - 3.1%
Energy Equipment & Services - 0.8%
ACM Research, Inc. (a)(b)	36,968	419,587
Archrock, Inc.	619,111	6,042,523
Aspen Aerogels, Inc. (a)	83,435	288,685
Basic Energy Services, Inc. (a)	98,791	477,161
Bristow Group, Inc. (a)(b)	163,447	192,867
C&J Energy Services, Inc. (a)	291,885	5,040,854
Carbo Ceramics, Inc. (a)(b)	108,759	443,737
Core Laboratories NV (b)	201,966	13,089,416
Dawson Geophysical Co. (b)	86,896	313,695
Diamond Offshore Drilling, Inc. (a)(b)	310,439	2,964,692
Dril-Quip, Inc. (a)(b)	170,524	7,266,028
ENGlobal Corp. (a)	48,611	40,940
Ensco PLC Class A	2,037,208	8,352,553
Enservco Corp. (a)(b)	76,307	35,368
Era Group, Inc. (a)	74,312	856,074
Exterran Corp. (a)	142,998	2,440,976
Forum Energy Technologies, Inc. (a)	400,780	2,336,547
Frank's International NV (a)(b)	341,975	2,140,764
FTS International, Inc. (a)	173,534	1,785,665
Geospace Technologies Corp. (a)	61,378	1,006,599
Gulf Island Fabrication, Inc. (a)	50,167	491,637
Helix Energy Solutions Group, Inc. (a)	662,317	4,901,146
Hornbeck Offshore Services, Inc. (a)(b)	145,542	247,421
Independence Contract Drilling, Inc. (a)	162,917	505,043
ION Geophysical Corp. (a)	52,303	688,307
Key Energy Services, Inc. (a)(b)	46,431	118,863
KLX Energy Services Holdings, Inc. (a)	105,087	2,770,093
Liberty Oilfield Services, Inc. Class A	188,968	3,095,296
Mammoth Energy Services, Inc.	62,666	1,440,691
Matrix Service Co. (a)	130,109	2,717,977
McDermott International, Inc. (a)(b)	845,751	7,171,968
Mitcham Industries, Inc. (a)	40,167	163,881
Nabors Industries Ltd.	1,546,879	5,011,888
Natural Gas Services Group, Inc. (a)	51,774	956,784
NCS Multistage Holdings, Inc. (a)(b)	58,361	321,569
Newpark Resources, Inc. (a)(b)	451,489	3,991,163
Noble Corp. (a)(b)	1,192,523	3,589,494
Oceaneering International, Inc. (a)	467,866	7,228,530
Oil States International, Inc. (a)	276,237	4,734,702
Patterson-UTI Energy, Inc.	1,013,431	13,438,095
PHI, Inc. (non-vtg.) (a)(b)	72,505	225,491
Pioneer Energy Services Corp. (a)	357,373	632,550
Profire Energy, Inc. (a)	143,347	268,059
Quintana Energy Services, Inc. (a)(b)	65,953	373,954
Ranger Energy Services, Inc. Class A (a)	20,663	136,996
RigNet, Inc. (a)	57,824	895,116
Rowan Companies PLC (a)	613,154	6,934,772
RPC, Inc. (b)	275,755	2,964,366
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	42	0
warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	81,543	3,641,710
SEACOR Marine Holdings, Inc. (a)	91,533	1,255,833
Smart Sand, Inc. (a)(b)	100,045	299,135
Solaris Oilfield Infrastructure, Inc. Class A (b)	140,895	2,395,215
Superior Drilling Products, Inc. (a)(b)	61,142	97,827
Superior Energy Services, Inc. (a)	704,690	3,297,949
Synthesis Energy Systems, Inc. (a)(b)	30,310	19,702
TETRA Technologies, Inc. (a)	568,895	1,359,659
Tidewater, Inc. (a)	147,296	3,378,970
Transocean Ltd. (United States)(a)(b)	2,367,538	19,342,785
U.S. Silica Holdings, Inc. (b)	374,451	5,579,320
Unit Corp. (a)	262,206	4,077,303
Weatherford International PLC (a)(b)	4,669,792	3,014,818
		179,310,809
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	751,149	938,936
Adams Resources & Energy, Inc.	9,725	386,472
Aemetis, Inc. (a)	43,473	38,713
Alta Mesa Resources, Inc. Class A (a)(b)	581,731	150,087
Antero Resources Corp. (a)(b)	1,037,067	8,981,000
Approach Resources, Inc. (a)(b)	207,929	195,100
Arch Coal, Inc.	87,844	8,183,547
Barnwell Industries, Inc. (a)	11,088	15,301
Berry Petroleum Corp.	87,879	1,118,700
Bonanza Creek Energy, Inc. (a)	90,110	2,069,827
California Resources Corp. (a)(b)	230,785	5,458,065
Callon Petroleum Co. (a)(b)	1,089,262	8,332,854
Carrizo Oil & Gas, Inc. (a)(b)	388,505	4,265,785
Centennial Resource Development, Inc. Class A(a)(b)	895,742	8,124,380
Centrus Energy Corp. Class A (a)	21,753	67,652
Chaparral Energy, Inc. Class A (a)(b)	163,943	885,292
Cheniere Energy, Inc. (a)	1,036,793	66,821,309
Chesapeake Energy Corp. (a)(b)	4,851,986	14,361,879
Clean Energy Fuels Corp. (a)	624,591	1,430,313
Cloud Peak Energy, Inc. (a)(b)	343,710	178,729
CNX Resources Corp. (a)	946,342	10,031,225
Comstock Resources, Inc. (a)(b)	83,000	592,620
CONSOL Energy, Inc. (a)	130,651	4,958,205
Contango Oil & Gas Co. (a)	115,347	391,026
Continental Resources, Inc. (a)	411,402	18,352,643
Contura Energy, Inc. (a)	24,463	1,506,921
CVR Energy, Inc.	140,649	5,701,910
Delek U.S. Holdings, Inc.	351,127	12,422,873
Denbury Resources, Inc. (a)(b)	2,136,019	4,101,156
Dorian Lpg Ltd. (a)	159,501	941,056
Earthstone Energy, Inc. (a)(b)	106,067	698,982
EP Energy Corp. (a)(b)	190,722	102,055
EQT Corp.	1,189,517	21,554,048
Equitrans Midstream Corp.	948,333	16,728,594
Evolution Petroleum Corp.	142,653	1,008,557
Extraction Oil & Gas, Inc. (a)(b)	579,681	2,434,660
Falcon Minerals Corp.	182,062	1,410,981
Gevo, Inc. (a)(b)	20,550	47,882
Goodrich Petroleum Corp. (a)(b)	27,152	352,161
Green Plains, Inc. (b)	194,466	3,033,670
Gulfport Energy Corp. (a)	751,023	5,752,836
Halcon Resources Corp. (a)(b)	695,628	1,043,442
Hallador Energy Co.	76,925	413,087
Highpoint Resources, Inc. (a)(b)	520,684	1,348,572
Houston American Energy Corp. (a)(b)	96,963	20,362
International Seaways, Inc. (a)(b)	138,039	2,296,969
Isramco, Inc. (a)	3,432	389,360
Jagged Peak Energy, Inc. (a)(b)	316,366	2,995,986
Kosmos Energy Ltd.	1,096,768	7,019,315
Laredo Petroleum, Inc. (a)	715,960	2,455,743
Lilis Energy, Inc. (a)(b)	196,083	352,949
Lonestar Resources U.S., Inc. (a)(b)	94,981	424,565
Magnolia Oil & Gas Corp. Class A (a)(b)	413,546	5,086,616
Matador Resources Co. (a)(b)	485,606	9,032,272
Mexco Energy Corp. (a)	2,080	8,997
Midstates Petroleum Co., Inc. (a)	124,075	1,072,008
Montage Resources Corp. (a)	466,049	545,277
Murphy Oil Corp.	764,432	22,092,085
NACCO Industries, Inc. Class A	20,158	737,178
Nextdecade Corp. (a)(b)	57,546	206,015
Nine Energy Service, Inc. (a)	50,124	1,314,251
Northern Oil & Gas, Inc. (a)(b)	1,037,220	2,458,211
Oasis Petroleum, Inc. (a)	1,272,112	7,111,106
Overseas Shipholding Group, Inc. (a)	261,969	516,079
Pacific Ethanol, Inc. (a)(b)	223,039	258,725
Panhandle Royalty Co. Class A	84,554	1,388,377
Par Pacific Holdings, Inc. (a)	153,095	2,587,306
Parsley Energy, Inc. Class A (a)	1,237,839	22,454,399
PBF Energy, Inc. Class A	568,412	17,660,561
PDC Energy, Inc. (a)	313,678	11,628,043
Peabody Energy Corp.	372,598	11,494,648
Pedevco Corp. (a)	6,070	11,412
Penn Virginia Corp. (a)(b)	67,227	3,607,401
PrimeEnergy Corp. (a)	4,446	604,745
QEP Resources, Inc. (a)	1,105,653	8,579,867
Ramaco Resources, Inc. (a)	23,222	123,773
Range Resources Corp. (b)	961,651	10,289,666
Renewable Energy Group, Inc. (a)(b)	175,092	4,652,194
Resolute Energy Corp. (a)(b)	96,252	2,975,149
Rex American Resources Corp. (a)	27,464	2,189,155
Ring Energy, Inc. (a)	267,832	1,652,523
Roan Resources, Inc. (a)	165,978	1,289,649
SandRidge Energy, Inc. (a)	160,445	1,246,658
SemGroup Corp. Class A	308,095	4,849,415
SilverBow Resources, Inc. (a)	25,559	575,078
SM Energy Co.	487,807	7,970,766
Southwestern Energy Co. (a)(b)	2,740,401	11,591,896
SRC Energy, Inc. (a)	1,157,996	5,326,782
Talos Energy, Inc. (a)	106,417	2,389,062
Targa Resources Corp.	1,075,467	43,276,792
Tellurian, Inc. (a)(b)	438,467	4,498,671
Tengasco, Inc. (a)	71,660	71,660
Torchlight Energy Resources, Inc. (a)(b)	215,751	352,753
TransAtlantic Petroleum Ltd. (a)	78,088	90,582
U.S. Energy Corp. (a)	16,279	13,106
Ultra Petroleum Corp. (a)(b)	902,974	607,340
Uranium Energy Corp. (a)(b)	917,347	1,155,857
VAALCO Energy, Inc. (a)	270,263	629,713
Vertex Energy, Inc. (a)	53,517	68,502
W&T Offshore, Inc. (a)(b)	443,687	2,311,609
Westwater Resources, Inc. (a)	149,006	21,427
Whiting Petroleum Corp. (a)	420,601	10,250,046
World Fuel Services Corp.	316,481	8,763,359
WPX Energy, Inc. (a)	1,840,846	22,716,040
Yuma Energy, Inc. (a)	5,206	609
Zion Oil & Gas, Inc. (a)(b)	251,977	124,250
		545,418,013

TOTAL ENERGY		724,728,822

FINANCIALS - 16.6%
Banks - 6.6%
1st Constitution Bancorp	41,322	771,482
1st Source Corp.	86,683	4,121,777
ACNB Corp.	23,124	911,086
Allegiance Bancshares, Inc. (a)	66,951	2,561,545
Amalgamated Bank	41,842	741,022
American National Bankshares, Inc.	30,629	1,096,518
American River Bankshares	8,078	109,699
Ameris Bancorp	183,811	7,493,974
AmeriServ Financial, Inc.	14,455	61,145
Ames National Corp.	27,200	756,976
Arrow Financial Corp.	61,318	2,171,884
Associated Banc-Corp.	782,938	18,226,797
Atlantic Capital Bancshares, Inc. (a)	126,686	2,442,506
Auburn National Bancorp., Inc.	4,997	168,499
Banc of California, Inc.	210,970	3,654,000
BancFirst Corp.	88,656	4,998,425
Bancorp, Inc., Delaware (a)	269,157	2,441,254
BancorpSouth Bank	428,438	13,962,794
Bank of Commerce Holdings	96,497	1,095,241
Bank of Hawaii Corp.	198,126	16,291,901
Bank of Marin Bancorp	60,556	2,694,742
Bank of South Carolina Corp.	11,084	204,167
Bank OZK	581,805	19,083,204
BankUnited, Inc.	485,001	17,697,686
Bankwell Financial Group, Inc.	40,214	1,217,278
Banner Corp.	148,903	9,251,343
Bar Harbor Bankshares	71,268	1,840,140
BayCom Corp.	26,266	605,957
BCB Bancorp, Inc.	54,338	712,915
Berkshire Hills Bancorp, Inc.	193,538	6,061,610
Blue Hills Bancorp, Inc.	134,390	3,343,623
BOK Financial Corp.	152,833	13,822,217
Boston Private Financial Holdings, Inc.	395,548	4,703,066
Bridge Bancorp, Inc.	85,109	2,806,044
Bridgewater Bancshares, Inc. (a)	45,165	504,041
Brookline Bancorp, Inc., Delaware	393,329	6,285,397
Bryn Mawr Bank Corp.	95,536	3,894,047
Business First Bancshares, Inc.	67,317	1,664,076
Byline Bancorp, Inc. (a)	76,972	1,573,308
C & F Financial Corp.	11,195	577,550
Cadence Bancorp Class A	581,633	11,626,844
Cambridge Bancorp (b)	17,006	1,411,328
Camden National Corp.	73,292	3,287,146
Capital City Bank Group, Inc.	61,468	1,517,030
Capstar Financial Holdings, Inc.	25,642	429,760
Carolina Financial Corp.	99,091	3,628,712
Cathay General Bancorp	365,672	14,202,700
CB Financial Services, Inc. (b)	33,968	878,752
CBTX, Inc. (b)	97,253	3,239,497
Centerstate Banks of Florida, Inc.	339,402	8,980,577
Central Pacific Financial Corp.	141,253	4,121,763
Central Valley Community Bancorp	60,316	1,174,353
Century Bancorp, Inc. Class A (non-vtg.)	8,217	635,585
Chemical Financial Corp.	336,320	15,413,546
Chemung Financial Corp.	14,522	676,435
CIT Group, Inc.	497,361	25,350,490
Citizens & Northern Corp.	48,431	1,270,829
Citizens First Corp.	14,486	371,566
Citizens Holding Co.	12,415	262,081
City Holding Co.	81,107	6,499,915
Civista Bancshares, Inc.	63,641	1,357,463
CNB Financial Corp., Pennsylvania	60,038	1,669,056
Coastal Financial Corp. of Washington (a)	3,574	58,435
Codorus Valley Bancorp, Inc.	36,004	816,571
Colony Bankcorp, Inc.	4,534	72,589
Columbia Banking Systems, Inc.	347,103	13,148,262
Commerce Bancshares, Inc.	474,469	29,858,334
Community Bank System, Inc.	244,739	15,856,640
Community Bankers Trust Corp.	168,702	1,346,242
Community Financial Corp.	16,416	493,465
Community Trust Bancorp, Inc.	82,616	3,534,312
ConnectOne Bancorp, Inc.	140,322	3,026,746
County Bancorp, Inc.	24,663	470,817
Cullen/Frost Bankers, Inc.	299,095	31,010,170
Customers Bancorp, Inc. (a)	147,026	3,144,886
CVB Financial Corp.	498,687	11,365,077
DNB Financial Corp.	5,059	197,301
Eagle Bancorp, Inc. (a)(b)	150,148	8,887,260
East West Bancorp, Inc.	685,138	37,415,386
Enterprise Bancorp, Inc.	36,527	1,158,636
Enterprise Financial Services Corp.	114,707	5,182,462
Equity Bancshares, Inc. (a)	71,250	2,421,788
Esquire Financial Holdings, Inc. (a)	10,206	232,799
Evans Bancorp, Inc.	16,919	603,162
Farmers & Merchants Bancorp, Inc. (b)	29,961	917,106
Farmers National Banc Corp.	107,921	1,588,597
Fidelity D & D Bancorp, Inc. (b)	16,387	954,215
Fidelity Southern Corp.	116,210	3,786,122
Financial Institutions, Inc.	70,563	2,126,769
First Bancorp, North Carolina	145,570	5,704,888
First Bancorp, Puerto Rico	1,011,799	11,645,806
First Bancshares, Inc.	54,938	1,799,769
First Bank Hamilton New Jersey	68,067	787,535
First Busey Corp.	215,205	5,797,623
First Business Finance Services, Inc.	36,856	813,043
First Choice Bancorp	42,084	980,557
First Citizens Bancshares, Inc.	42,590	18,593,942
First Commonwealth Financial Corp.	477,556	6,714,437
First Community Bankshares, In	66,005	2,366,279
First Community Corp.	49,271	987,884
First Financial Bancorp, Ohio	470,758	13,054,119
First Financial Bankshares, Inc. (b)	321,941	20,877,874
First Financial Corp., Indiana	55,531	2,464,466
First Financial Northwest, Inc.	38,007	616,474
First Foundation, Inc.	182,387	2,781,402
First Guaranty Bancshares, Inc.	200	4,178
First Hawaiian, Inc.	419,111	11,299,233
First Horizon National Corp. (b)	1,509,094	23,587,139
First Internet Bancorp	42,622	920,635
First Interstate Bancsystem, Inc.	156,012	6,496,340
First Merchants Corp.	240,536	9,715,249
First Mid-Illinois Bancshares, Inc.	51,627	1,802,299
First Midwest Bancorp, Inc., Delaware	491,056	11,367,946
First Northwest Bancorp	28,933	466,400
First of Long Island Corp.	113,542	2,652,341
First Savings Financial Group, Inc.	100	5,232
First United Corp.	27,604	477,549
Flushing Financial Corp.	132,146	3,067,109
FNB Corp., Pennsylvania	1,505,761	18,430,515
FNCM Bancorp, Inc.	76,169	576,599
Franklin Financial Network, Inc.	59,473	1,950,714
Fulton Financial Corp.	826,005	14,190,766
German American Bancorp, Inc.	106,472	3,297,438
Glacier Bancorp, Inc. (b)	402,138	17,621,687
Glen Burnie Bancorp	18,315	213,003
Great Southern Bancorp, Inc.	60,644	3,434,270
Great Western Bancorp, Inc.	274,484	10,306,874
Guaranty Bancshares, Inc. Texas	61,240	1,883,742
Hancock Whitney Corp.	405,734	17,722,461
Hanmi Financial Corp.	161,158	3,719,527
HarborOne Bancorp, Inc. (a)	136,954	2,209,068
Hawthorn Bancshares, Inc.	49,185	1,162,733
Heartland Financial U.S.A., Inc.	135,718	6,594,538
Heritage Commerce Corp.	189,154	2,642,481
Heritage Financial Corp., Washington	160,616	5,287,479
Hilltop Holdings, Inc.	361,243	6,943,090
Home Bancshares, Inc.	761,586	14,835,695
HomeTown Bankshares Corp.	1,217	18,012
HomeTrust Bancshares, Inc.	84,570	2,302,841
Hope Bancorp, Inc.	564,668	8,232,859
Horizon Bancorp, Inc. Indiana	224,428	3,965,643
Howard Bancorp, Inc. (a)(b)	38,181	506,662
IBERIABANK Corp.	263,128	20,584,503
Independent Bank Corp.	118,499	2,755,102
Independent Bank Corp., Massachusetts	134,042	11,410,995
Independent Bank Group, Inc.	164,567	9,538,303
International Bancshares Corp.	266,677	10,885,755
Investar Holding Corp. (b)	28,595	696,002
Investors Bancorp, Inc.	1,121,396	14,095,948
Lakeland Bancorp, Inc.	225,415	3,771,193
Lakeland Financial Corp.	121,748	5,882,863
Landmark Bancorp, Inc.	39	929
LCNB Corp.	59,345	1,008,865
LegacyTexas Financial Group, Inc.	212,525	8,868,668
Limestone Bancorp, Inc. (a)	20,885	313,902
Live Oak Bancshares, Inc. (b)	131,433	2,130,529
Luther Burbank Corp.	79,459	831,141
Macatawa Bank Corp.	89,652	978,103
Mackinac Financial Corp.	17,916	282,535
MB Financial, Inc.	393,542	17,815,646
MBT Financial Corp.	97,982	1,084,661
Mercantile Bank Corp.	82,951	2,872,593
Merchants Bancorp/IN	89,004	1,855,733
Metropolitan Bank Holding Corp. (a)	23,241	895,476
Mid Penn Bancorp, Inc.	28,431	696,275
Middlefield Banc Corp.	13,083	548,832
Midland States Bancorp, Inc.	95,899	2,445,425
Midsouth Bancorp, Inc.	58,151	662,340
MidWestOne Financial Group, Inc.	41,377	1,286,411
MutualFirst Financial, Inc.	16,673	524,199
MVB Financial Corp.	77,278	1,182,353
National Bank Holdings Corp.	123,170	4,450,132
National Bankshares, Inc.	27,074	1,069,423
National Commerce Corp. (a)	87,916	3,841,050
NBT Bancorp, Inc.	213,077	8,231,165
Nicolet Bankshares, Inc. (a)	31,599	1,814,415
Northeast Bancorp	46,227	937,484
Northrim Bancorp, Inc.	32,146	1,205,796
Norwood Financial Corp. (b)	25,663	786,314
Oak Valley Bancorp Oakdale California (b)	788	14,066
OFG Bancorp (b)	215,811	4,465,130
Ohio Valley Banc Corp.	14,225	519,355
Old Line Bancshares, Inc.	72,627	2,080,037
Old National Bancorp, Indiana	713,664	12,688,946
Old Point Financial Corp.	8,443	196,300
Old Second Bancorp, Inc.	130,873	1,868,866
OP Bancorp	7,707	69,980
Opus Bank	108,078	2,460,936
Origin Bancorp, Inc.	27,943	1,007,625
Orrstown Financial Services, Inc.	36,982	755,172
Pacific City Financial Corp.	17,160	291,720
Pacific Mercantile Bancorp (a)	74,732	616,539
Pacific Premier Bancorp, Inc.	213,890	6,384,617
PacWest Bancorp	567,956	23,297,555
Park National Corp.	66,668	6,676,800
Parke Bancorp, Inc.	32,075	711,744
Patriot National Bancorp, Inc.	1,376	19,883
PCSB Financial Corp.	83,036	1,688,122
Peapack-Gladstone Financial Corp.	73,677	2,142,527
Penns Woods Bancorp, Inc.	18,583	815,050
People's Utah Bancorp	71,638	2,103,292
Peoples Bancorp of North Carolina	30,748	867,094
Peoples Bancorp, Inc.	89,194	2,973,728
Peoples Financial Services Corp.	27,751	1,214,106
Pinnacle Financial Partners, Inc.	347,340	20,385,385
Popular, Inc.	471,223	26,567,553
Preferred Bank, Los Angeles	69,718	3,570,956
Premier Financial Bancorp, Inc.	39,963	662,187
Prosperity Bancshares, Inc. (b)	313,328	23,327,270
QCR Holdings, Inc.	63,755	2,279,241
Reliant Bancorp, Inc. (b)	23,325	511,751
Renasant Corp. (b)	232,822	8,912,426
Republic Bancorp, Inc., Kentucky Class A	42,288	1,913,109
Republic First Bancorp, Inc. (a)(b)	240,926	1,541,926
S&T Bancorp, Inc.	169,887	7,029,924
Sandy Spring Bancorp, Inc.	173,923	6,099,480
SB Financial Group, Inc.	8,937	167,569
SB One Bancorp	28,331	670,028
Seacoast Banking Corp., Florida (a)	243,789	7,074,757
Select Bancorp, Inc. New (a)	74,170	858,147
ServisFirst Bancshares, Inc. (b)	218,769	7,650,352
Shore Bancshares, Inc.	41,535	654,176
Sierra Bancorp	55,353	1,491,763
Signature Bank	249,932	33,930,768
Simmons First National Corp. Class A (b)	441,505	11,845,579
SmartFinancial, Inc. (a)	36,360	713,383
Sound Financial Bancorp, Inc.	100	3,490
South State Corp.	171,737	12,200,196
Southern First Bancshares, Inc. (a)	40,709	1,551,013
Southern National Bancorp of Virginia, Inc.	87,136	1,381,106
Southside Bancshares, Inc.	157,439	5,466,282
Spirit of Texas Bancshares, Inc. (a)	52,533	1,134,713
Sterling Bancorp	1,058,060	21,510,360
Stock Yards Bancorp, Inc.	112,644	4,012,379
Summit Financial Group, Inc.	28,203	688,435
Synovus Financial Corp.	767,954	30,472,415
TCF Financial Corp.	786,774	18,017,125
Texas Capital Bancshares, Inc. (a)	231,158	14,107,573
The Bank of Princeton	25,818	839,860
The Fauquier Bank	600	13,200
The First Bancorp, Inc.	39,635	1,044,382
Tompkins Financial Corp.	60,062	4,829,585
TowneBank	311,625	8,591,501
Trico Bancshares	127,902	5,144,218
TriState Capital Holdings, Inc. (a)	111,590	2,523,050
Triumph Bancorp, Inc. (a)	114,239	3,869,275
Trustmark Corp.	318,366	11,295,626
Two River Bancorp	42,472	688,896
UMB Financial Corp.	213,374	14,682,265
Umpqua Holdings Corp.	1,031,009	18,743,744
Union Bankshares Corp.	350,697	12,474,292
Union Bankshares, Inc. (b)	25,753	1,197,515
United Bancorp, Inc.	40,892	451,857
United Bankshares, Inc., West Virginia (b)	488,034	18,735,625
United Community Bank, Inc.	380,764	10,543,355
United Security Bancshares, Inc.	8,386	84,531
United Security Bancshares, California	21,142	228,334
Unity Bancorp, Inc.	56,085	1,238,918
Univest Corp. of Pennsylvania	142,304	3,772,479
Valley National Bancorp (b)	1,568,874	16,567,309
Veritex Holdings, Inc.	219,889	6,159,091
Village Bank & Trust Financial Corp. (a)	8,718	283,335
Washington Trust Bancorp, Inc.	74,385	3,897,774
Webster Financial Corp.	439,447	25,233,047
WesBanco, Inc.	266,830	11,321,597
West Bancorp., Inc.	63,413	1,466,109
Westamerica Bancorp. (b)	128,258	8,244,424
Western Alliance Bancorp. (a)	455,840	21,091,717
Wintrust Financial Corp.	266,261	19,615,448
		1,523,642,383
Capital Markets - 2.3%
Arlington Asset Investment Corp. (b)	140,366	1,163,634
Artisan Partners Asset Management, Inc.	235,162	6,184,761
Ashford, Inc. (b)	5,527	338,087
Associated Capital Group, Inc.	20,279	862,466
B. Riley Financial, Inc.	76,339	1,300,817
BGC Partners, Inc. Class A	1,286,148	7,884,087
Blucora, Inc. (a)	226,948	6,102,632
Cohen & Co., Inc. (b)	1,650	13,118
Cohen & Steers, Inc.	101,515	4,239,266
Cowen Group, Inc. Class A (a)(b)	132,552	2,051,905
Diamond Hill Investment Group, Inc.	15,889	2,255,602
Eaton Vance Corp. (non-vtg.)	542,039	22,684,332
Evercore, Inc. Class A	188,326	17,344,825
FactSet Research Systems, Inc.	176,590	41,528,670
Federated Investors, Inc. Class B (non-vtg.)	451,208	13,423,438
Gain Capital Holdings, Inc. (b)	113,781	785,089
GAMCO Investors, Inc. Class A (b)	17,575	359,936
Great Elm Capital Group, Inc. (a)	109,690	376,237
Greenhill & Co., Inc.	84,463	1,988,259
Hamilton Lane, Inc. Class A	84,436	3,941,472
Hennessy Advisors, Inc.	9,179	94,085
Houlihan Lokey	162,493	7,471,428
iFresh, Inc. (a)(b)	19,708	26,015
Interactive Brokers Group, Inc.	352,147	19,449,079
INTL FCStone, Inc. (a)	76,805	3,341,018
Investment Technology Group, Inc.	149,268	4,512,372
Janus Henderson Group PLC	784,803	19,227,674
KKR & Co. LP (b)	2,489,372	55,338,740
Ladenburg Thalmann Financial Services, Inc.	431,814	1,269,533
Lazard Ltd. Class A	604,472	22,625,387
Legg Mason, Inc.	400,801	11,723,429
LPL Financial	405,580	30,584,788
Manning & Napier, Inc. Class A (b)	53,255	114,498
MarketAxess Holdings, Inc.	176,964	43,157,980
Medley Management, Inc. (b)	32,101	119,095
Moelis & Co. Class A	214,818	9,583,031
Morningstar, Inc.	87,842	11,117,284
National Holdings Corp. (a)	3,418	11,416
National Holdings Corp. warrants 1/18/22 (a)	3,483	1,364
Oppenheimer Holdings, Inc. Class A (non-vtg.)	42,860	1,209,509
Piper Jaffray Companies	69,768	4,880,969
PJT Partners, Inc.	93,337	4,314,970
Pzena Investment Management, Inc.	56,939	567,112
Rosehill Resources, Inc. (a)(b)	42,623	129,148
Safeguard Scientifics, Inc. (a)	89,756	973,853
SEI Investments Co.	610,990	32,229,723
Siebert Financial Corp. (a)(b)	17,543	221,042
Silvercrest Asset Management Group Class A	17,563	263,269
Stifel Financial Corp.	335,757	18,275,254
TD Ameritrade Holding Corp.	1,261,186	71,042,607
TheStreet.com, Inc. (a)	133,460	294,947
U.S. Global Investments, Inc. Class A (b)	35,952	46,378
Value Line, Inc.	12,911	259,511
Virtu Financial, Inc. Class A	302,398	7,602,286
Virtus Investment Partners, Inc.	34,438	3,523,352
Waddell & Reed Financial, Inc. Class A (b)	367,482	6,802,092
Westwood Holdings Group, Inc.	46,301	1,789,534
WisdomTree Investments, Inc. (b)	540,140	4,202,289
		533,224,694
Consumer Finance - 0.9%
Ally Financial, Inc.	1,921,198	52,045,254
Asta Funding, Inc.	34,340	165,862
Atlanticus Holdings Corp. (a)	32,978	119,380
Consumer Portfolio Services, Inc. (a)	85,827	361,332
Credit Acceptance Corp. (a)(b)	58,087	25,550,148
CURO Group Holdings Corp. (a)	62,917	693,345
Elevate Credit, Inc. (a)	76,316	334,264
Encore Capital Group, Inc. (a)(b)	123,674	4,229,651
Enova International, Inc. (a)	162,708	4,152,308
EZCORP, Inc. (non-vtg.) Class A (a)(b)	258,475	2,525,301
First Cash Financial Services, Inc.	206,848	18,132,296
Green Dot Corp. Class A (a)	221,515	14,298,793
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,992,603	5,918,031
Navient Corp.	1,093,993	13,368,594
Nelnet, Inc. Class A	103,906	5,696,127
Nicholas Financial, Inc. (a)	72,274	747,313
OneMain Holdings, Inc.	357,407	11,794,431
PRA Group, Inc. (a)(b)	215,073	6,923,200
Regional Management Corp. (a)	41,860	1,138,173
Santander Consumer U.S.A. Holdings, Inc.	544,085	11,175,506
SLM Corp.	2,046,811	22,617,262
World Acceptance Corp. (a)(b)	32,486	3,995,778
		205,982,349
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc.	15,255	191,450
Acushnet Holdings Corp. (b)	164,811	4,105,442
AXA Equitable Holdings, Inc.	622,263	11,897,669
Cannae Holdings, Inc. (a)	326,511	7,483,632
Columbia Financial, Inc. (b)	242,940	3,894,328
Donnelley Financial Solutions, Inc. (a)	163,920	2,329,303
FB Financial Corp.	86,215	3,056,322
FGL Holdings Class A	818,728	6,795,442
FlexShopper, Inc. (a)(b)	60,932	51,043
Focus Financial Partners, Inc. Class A (b)	94,995	3,595,561
Granite Point Mortgage Trust, Inc.	233,161	4,434,722
International Money Express, Inc. (a)(b)	54,303	560,950
Level One Bancorp, Inc.	5,051	116,678
Marlin Business Services Corp.	35,707	840,543
On Deck Capital, Inc. (a)	236,402	1,451,508
Pennymac Financial Services, Inc.	277,255	6,465,587
Rafael Holdings, Inc. (a)	47,326	747,751
RBB Bancorp	50,371	1,090,532
Senseonics Holdings, Inc. (a)(b)	459,857	1,374,972
U.S. Well Services, Inc. (a)(b)	48,154	387,640
Verra Mobility Corp. (a)(b)	423,033	4,484,150
Victory Capital Holdings, Inc. (a)	65,168	820,465
Voya Financial, Inc.	722,084	36,515,788
		102,691,478
Insurance - 3.7%
1347 Property Insurance Holdings, Inc. (a)	6,863	39,805
Alleghany Corp.	69,275	44,541,054
AMBAC Financial Group, Inc. (a)	212,052	4,192,268
American Equity Investment Life Holding Co.	420,975	13,323,859
American Financial Group, Inc.	326,753	32,564,204
American National Insurance Co.	44,209	6,507,123
Amerisafe, Inc.	91,050	5,746,166
Arch Capital Group Ltd. (a)	1,897,638	61,995,833
Argo Group International Holdings, Ltd.	156,126	10,852,318
Assured Guaranty Ltd.	488,468	20,398,424
Athene Holding Ltd. (a)	589,291	26,252,914
Atlas Financial Holdings, Inc. (a)	41,883	380,298
Axis Capital Holdings Ltd.	388,801	22,188,873
Blue Capital Reinsurance Holdings Ltd.	23,495	170,104
Brown & Brown, Inc.	1,087,181	32,202,301
Citizens, Inc. Class A (a)(b)	231,810	1,583,262
CNA Financial Corp.	135,614	5,861,237
CNO Financial Group, Inc.	777,327	13,237,879
Conifer Holdings, Inc. (a)	13,147	52,588
Crawford & Co.:
Class A	1,300	13,052
Class B	44,275	455,147
Donegal Group, Inc. Class A	99,122	1,335,173
eHealth, Inc. (a)	86,681	4,629,632
EMC Insurance Group	51,798	1,653,910
Employers Holdings, Inc.	158,970	6,622,690
Enstar Group Ltd. (a)	71,978	12,840,875
Erie Indemnity Co. Class A	97,338	17,347,578
FBL Financial Group, Inc. Class A	47,857	3,343,769
Fednat Holding Co.	49,542	904,142
First American Financial Corp.	523,580	26,592,628
FNF Group	1,294,984	45,440,989
Genworth Financial, Inc. Class A (a)	2,340,852	9,059,097
Global Indemnity Ltd.	36,933	1,424,875
Goosehead Insurance (b)	44,880	1,415,964
Greenlight Capital Re, Ltd. (a)(b)	135,667	1,518,114
Hallmark Financial Services, Inc. (a)	48,662	508,518
Hanover Insurance Group, Inc.	198,635	23,579,961
HCI Group, Inc.	35,392	1,633,695
Health Insurance Innovations, Inc. (a)(b)	55,710	2,072,969
Heritage Insurance Holdings, Inc.	104,451	1,558,409
Horace Mann Educators Corp.	193,993	7,602,586
Independence Holding Co.	40,534	1,547,993
Investors Title Co.	6,063	1,033,196
James River Group Holdings Ltd.	139,349	5,725,850
Kemper Corp.	288,886	24,006,427
Kingstone Companies, Inc.	38,480	646,849
Kinsale Capital Group, Inc.	92,872	6,200,135
Maiden Holdings Ltd.	310,745	382,216
Markel Corp. (a)	65,221	65,539,278
MBIA, Inc. (a)(b)	434,303	4,312,629
Mercury General Corp.	132,350	7,010,580
National General Holdings Corp.	305,005	7,872,179
National Western Life Group, Inc.	10,864	3,346,112
Navigators Group, Inc.	104,887	7,319,015
NI Holdings, Inc. (a)	44,844	676,696
Old Republic International Corp.	1,334,612	27,840,006
Primerica, Inc.	202,458	25,315,348
ProAssurance Corp.	252,427	10,248,536
Protective Insurance Corp. Class B	41,959	885,754
Reinsurance Group of America, Inc.	293,266	42,374,004
RenaissanceRe Holdings Ltd.	189,262	27,830,977
RLI Corp.	185,689	13,094,788
Safety Insurance Group, Inc.	69,834	6,238,970
Selective Insurance Group, Inc.	280,968	18,532,649
State Auto Financial Corp.	82,039	2,762,253
Stewart Information Services Corp.	110,760	4,754,927
Third Point Reinsurance Ltd. (a)	338,976	3,623,653
Tiptree, Inc.	126,062	772,760
Trupanion, Inc. (a)(b)	120,896	3,669,194
United Fire Group, Inc.	104,763	5,106,149
United Insurance Holdings Corp.	106,186	1,739,327
Universal Insurance Holdings, Inc.	151,672	5,921,275
W.R. Berkley Corp.	440,958	36,890,546
White Mountains Insurance Group Ltd.	14,954	14,047,638
		860,912,192
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	156,844	2,788,686
AGNC Investment Corp.	2,445,740	43,167,311
Annaly Capital Management, Inc.	6,439,765	65,234,819
Anworth Mortgage Asset Corp.	512,999	2,185,376
Apollo Commercial Real Estate Finance, Inc.	500,308	9,085,593
Arbor Realty Trust, Inc.	344,514	4,458,011
Ares Commercial Real Estate Corp.	137,967	2,105,376
Armour Residential REIT, Inc.	222,550	4,462,128
Blackstone Mortgage Trust, Inc. (b)	562,627	19,399,379
Capstead Mortgage Corp.	445,345	3,696,364
Cherry Hill Mortgage Investment Corp.	99,628	1,847,103
Chimera Investment Corp.	850,661	15,728,722
Dynex Capital, Inc.	323,592	1,973,911
Ellington Residential Mortgage REIT (b)	39,894	469,153
Exantas Capital Corp.	151,043	1,638,817
Great Ajax Corp.	65,572	867,518
Hunt Companies Finance Trust, Inc.	76,218	270,574
Invesco Mortgage Capital, Inc.	586,048	9,329,884
KKR Real Estate Finance Trust, Inc.	140,227	2,856,424
Ladder Capital Corp. Class A	425,924	7,815,705
MFA Financial, Inc.	2,173,092	15,798,379
New Residential Investment Corp.	1,700,216	28,121,573
New York Mortgage Trust, Inc. (b)	832,175	4,993,050
Orchid Island Capital, Inc. (b)	253,296	1,692,017
Owens Realty Mortgage, Inc.	36,988	847,395
PennyMac Mortgage Investment Trust	318,223	6,485,385
Redwood Trust, Inc.	430,880	6,592,464
Starwood Property Trust, Inc.	1,285,207	28,827,193
TPG RE Finance Trust, Inc.	208,383	4,171,828
Two Harbors Investment Corp.	1,166,983	16,186,054
Western Asset Mortgage Capital Corp.	243,784	2,445,154
ZAIS Financial Corp.	96,315	1,553,561
		317,094,907
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	35,049	2,507,756
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)(b)	261,464	8,440,058
BankFinancial Corp.	74,436	1,164,179
Beneficial Bancorp, Inc.	358,360	5,776,763
BSB Bancorp, Inc. (a)	41,775	1,474,658
Capitol Federal Financial, Inc.	682,247	9,121,642
Citizens Community Bancorp, Inc.	15,344	182,900
Dime Community Bancshares, Inc.	149,800	2,993,004
Elmira Savings Bank	190	3,597
Entegra Financial Corp. (a)	57,683	1,386,122
ESSA Bancorp, Inc.	31,879	509,745
Essent Group Ltd. (a)	462,388	19,947,418
Farmer Mac Class C (non-vtg.)	48,824	3,997,221
First Capital, Inc.	12,741	637,050
First Defiance Financial Corp.	99,544	3,079,891
Flagstar Bancorp, Inc.	138,359	4,518,805
FS Bancorp, Inc.	17,074	885,287
Greene County Bancorp, Inc.	1,994	62,811
Hamilton Bancorp, Inc. (a)	68	1,037
Hingham Institution for Savings	8,302	1,625,532
HMN Financial, Inc. (a)	3,799	80,615
Home Bancorp, Inc.	30,230	1,069,235
Home Federal Bancorp, Inc.	566	17,971
HomeStreet, Inc. (a)	137,090	3,824,811
HopFed Bancorp, Inc.	29,986	603,018
Impac Mortgage Holdings, Inc. (a)(b)	64,633	258,532
Kearny Financial Corp.	466,171	6,335,264
LendingTree, Inc. (a)(b)	34,603	11,036,627
Malvern Bancorp, Inc. (a)	88,487	1,836,990
Meridian Bancorp, Inc. Maryland	268,874	4,379,957
Meta Financial Group, Inc. (b)	133,597	3,119,490
MGIC Investment Corp. (a)	1,713,447	22,240,542
New York Community Bancorp, Inc. (b)	2,310,879	28,909,096
NMI Holdings, Inc. (a)	311,093	7,512,896
Northfield Bancorp, Inc.	221,055	3,295,930
Northwest Bancshares, Inc.	489,355	9,102,003
OceanFirst Financial Corp.	213,511	5,380,477
Ocwen Financial Corp. (a)(b)	551,866	1,180,993
Oritani Financial Corp.	199,641	3,583,556
PB Bancorp, Inc.	6,939	77,717
PDL Community Bancorp (a)	800	10,472
Provident Bancorp, Inc. (a)	55,058	1,267,986
Provident Financial Holdings, Inc.	21,391	433,596
Provident Financial Services, Inc.	293,042	8,044,003
Prudential Bancorp, Inc.	120,325	2,186,305
Radian Group, Inc.	1,002,455	20,409,984
Riverview Bancorp, Inc.	143,960	1,114,250
Security National Financial Corp. Class A	41,883	210,671
Severn Bancorp, Inc.	300	2,631
SI Financial Group, Inc.	94,435	1,392,916
Southern Missouri Bancorp, Inc.	20,102	727,290
Standard AVB Financial Corp.	200	5,998
Sterling Bancorp, Inc.	111,108	1,121,080
Territorial Bancorp, Inc.	30,075	845,108
TFS Financial Corp. (b)	288,886	4,948,617
Timberland Bancorp, Inc.	31,588	966,593
Trustco Bank Corp., New York	471,439	3,993,088
United Community Financial Corp.	246,363	2,468,557
United Financial Bancorp, Inc. New	244,921	3,803,623
Walker & Dunlop, Inc.	134,664	7,514,251
Washington Federal, Inc.	389,441	11,948,050
Waterstone Financial, Inc.	135,236	2,277,374
Westfield Financial, Inc.	124,040	1,218,073
WMI Holdings Corp. (a)	132,274	1,805,540
WSFS Financial Corp.	153,091	6,625,778
		264,995,274

TOTAL FINANCIALS		3,811,051,033

HEALTH CARE - 12.2%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	157,854	1,108,135
ACADIA Pharmaceuticals, Inc. (a)(b)	531,209	14,077,039
Acceleron Pharma, Inc. (a)(b)	206,552	9,096,550
Achaogen, Inc. (a)(b)	152,648	110,685
Achillion Pharmaceuticals, Inc. (a)	646,500	1,622,715
Acorda Therapeutics, Inc. (a)(b)	181,625	2,677,153
Actinium Pharmaceuticals, Inc. (a)(b)	386,446	226,071
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	1,074,609
ADMA Biologics, Inc. (a)(b)	126,734	518,342
Aduro Biotech, Inc. (a)	228,734	983,556
Advaxis, Inc. (a)	192,048	68,523
Adverum Biotechnologies, Inc. (a)(b)	247,621	1,002,865
Aeglea BioTherapeutics, Inc. (a)	90,592	757,349
Aerpio Pharmaceuticals, Inc. (a)(b)	14,952	44,706
Aevi Genomic Medicine, Inc. (a)(b)	123,543	25,203
Agenus, Inc. (a)(b)	473,851	1,464,200
AgeX Therapeutics, Inc. (a)(b)	56,126	238,536
Agios Pharmaceuticals, Inc. (a)(b)	242,720	15,745,246
Aileron Therapeutics, Inc. (a)	24,993	41,488
Aimmune Therapeutics, Inc. (a)(b)	176,727	4,257,353
Akebia Therapeutics, Inc. (a)(b)	481,412	3,504,679
Albireo Pharma, Inc. (a)	40,130	1,128,456
Alder Biopharmaceuticals, Inc. (a)(b)	284,192	3,643,341
Aldeyra Therapeutics, Inc. (a)	99,306	802,392
Alkermes PLC (a)	727,105	24,190,783
Allakos, Inc. (a)(b)	37,441	1,496,142
Allena Pharmaceuticals, Inc. (a)	23,759	171,540
Allogene Therapeutics, Inc. (b)	94,512	2,995,085
Alnylam Pharmaceuticals, Inc. (a)	445,701	37,884,585
Alpine Immune Sciences, Inc. (a)	17,610	122,037
Altimmune, Inc. (a)(b)	20,969	56,407
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	2,428,887
Amicus Therapeutics, Inc. (a)(b)	882,906	10,683,163
AmpliPhi Biosciences Corp. (a)	71,558	17,897
AnaptysBio, Inc. (a)(b)	109,516	7,542,367
Anavex Life Sciences Corp. (a)(b)	184,561	394,961
Anixa Biosciences, Inc. (a)	73,019	369,476
Apellis Pharmaceuticals, Inc. (a)	166,898	2,528,505
Applied Genetic Technologies Corp. (a)	46,793	177,813
Aptevo Therapeutics, Inc. (a)	65,382	100,688
Aptinyx, Inc. (b)	39,385	208,741
AquaBounty Technologies, Inc. (a)(b)	3,886	9,210
Aquinox Pharmaceuticals, Inc. (a)	101,486	267,923
Aravive, Inc. (a)	17,527	102,182
ARCA Biopharma, Inc. (a)	47,776	22,631
Arcus Biosciences, Inc. (b)	57,927	682,959
Ardelyx, Inc. (a)	222,415	624,986
Arena Pharmaceuticals, Inc. (a)	233,583	11,660,463
ArQule, Inc. (a)(b)	478,999	1,566,327
Array BioPharma, Inc. (a)(b)	996,237	22,853,677
Arrowhead Pharmaceuticals, Inc. (a)(b)	439,356	8,576,229
Arsanis, Inc. (a)	19,229	53,072
Asterias Biotherapeutics, Inc. (a)(b)	100,621	91,565
Atara Biotherapeutics, Inc. (a)(b)	211,761	7,583,161
Athersys, Inc. (a)(b)	600,575	894,857
aTyr Pharma, Inc. (a)(b)	92,415	44,359
Audentes Therapeutics, Inc. (a)	163,217	4,997,705
AVEO Pharmaceuticals, Inc. (a)(b)	503,209	271,481
Avid Bioservices, Inc. (a)	239,280	930,799
AVROBIO, Inc. (b)	32,980	549,447
Bellicum Pharmaceuticals, Inc. (a)	198,381	636,803
Biocept, Inc. (a)(b)	5,126	5,280
BioCryst Pharmaceuticals, Inc. (a)(b)	519,365	4,289,955
Biohaven Pharmaceutical Holding Co. Ltd. (a)	163,491	7,190,334
BioMarin Pharmaceutical, Inc. (a)	835,700	77,937,382
Biospecifics Technologies Corp. (a)	26,131	1,814,798
BioTime, Inc. (b)	561,266	673,519
bluebird bio, Inc. (a)(b)	257,044	39,898,370
Blueprint Medicines Corp. (a)(b)	208,260	17,116,889
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	231,749
Calithera Biosciences, Inc. (a)	149,131	827,677
Calyxt, Inc. (a)(b)	37,842	606,607
Cancer Genetics, Inc. (a)	66,933	17,737
Capricor Therapeutics, Inc. (a)(b)	73,472	31,637
Cara Therapeutics, Inc. (a)(b)	152,691	2,603,382
CareDx, Inc. (a)	177,068	5,510,356
CASI Pharmaceuticals, Inc. (a)(b)	242,893	796,689
Catabasis Pharmaceuticals, Inc. (a)(b)	51,967	250,481
Catalyst Biosciences, Inc. (a)(b)	55,172	470,065
Catalyst Pharmaceutical Partners, Inc. (a)(b)	439,249	1,278,215
Cel-Sci Corp. (a)(b)	87,614	233,053
Celcuity, Inc. (a)	13,661	304,640
Celldex Therapeutics, Inc. (a)(b)	47,868	254,658
Cellectar Biosciences, Inc. (a)	7,104	14,421
Cellular Biomedicine Group, Inc. (a)(b)	52,183	997,739
Celsion Corp. (a)(b)	34,220	76,995
ChemoCentryx, Inc. (a)	108,439	1,165,719
Chimerix, Inc. (a)	199,642	405,273
Cidara Therapeutics, Inc. (a)	38,035	110,302
Cleveland Biolabs, Inc. (a)	9,814	12,169
Clovis Oncology, Inc. (a)(b)	252,289	7,639,311
Co.-Diagnostics, Inc. (a)(b)	39,607	49,113
CohBar, Inc. (a)(b)	98,160	312,149
Coherus BioSciences, Inc. (a)(b)	277,301	3,976,496
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	233,945
Concert Pharmaceuticals, Inc. (a)	82,951	1,260,026
ContraFect Corp. (a)	293,502	138,269
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	238,148	1,652,747
Corvus Pharmaceuticals, Inc. (a)	47,385	229,343
Crinetics Pharmaceuticals, Inc. (a)(b)	33,181	793,026
CTI BioPharma Corp. (a)(b)	232,172	236,815
Cue Biopharma, Inc. (a)(b)	42,006	268,838
Curis, Inc. (a)(b)	112,824	118,465
Cyclacel Pharmaceuticals, Inc. (a)	17,418	13,934
Cytokinetics, Inc. (a)	250,402	1,807,902
CytomX Therapeutics, Inc. (a)	210,191	2,358,343
Cytori Therapeutics, Inc. (a)(b)	15,265	3,922
CytRx Corp. (a)(b)	103,666	71,011
Deciphera Pharmaceuticals, Inc. (a)(b)	70,161	1,992,572
Denali Therapeutics, Inc. (a)(b)	323,199	7,032,810
Dicerna Pharmaceuticals, Inc. (a)(b)	231,738	2,829,521
Dynavax Technologies Corp. (a)(b)	275,149	2,531,371
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,467,700
Edge Therapeutics, Inc. (a)	89,666	35,508
Editas Medicine, Inc. (a)(b)	197,115	4,066,482
Eidos Therapeutics, Inc. (b)	30,618	565,514
Eiger Biopharmaceuticals, Inc. (a)(b)	73,538	970,702
Emergent BioSolutions, Inc. (a)	212,001	12,370,258
Enanta Pharmaceuticals, Inc. (a)(b)	73,625	7,549,508
Epizyme, Inc. (a)	308,202	3,994,298
Esperion Therapeutics, Inc. (a)	114,078	5,258,996
Evelo Biosciences, Inc. (b)	35,269	310,015
Exact Sciences Corp. (a)(b)	577,564	52,558,324
Exelixis, Inc. (a)	1,410,509	31,581,297
Fate Therapeutics, Inc. (a)(b)	282,663	4,440,636
Fibrocell Science, Inc. (a)(b)	8,213	17,247
FibroGen, Inc. (a)	355,693	20,559,055
Five Prime Therapeutics, Inc. (a)	180,556	2,090,838
Flexion Therapeutics, Inc. (a)(b)	163,082	2,253,793
Fortress Biotech, Inc. (a)(b)	157,432	329,033
Forty Seven, Inc. (b)	36,523	609,934
Galectin Therapeutics, Inc. (a)(b)	143,588	748,093
Genocea Biosciences, Inc. (a)(b)	154,944	113,109
Genomic Health, Inc. (a)	100,900	7,665,373
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)(b)	927,720	1,354,471
Global Blood Therapeutics, Inc. (a)(b)	259,398	13,618,395
GlycoMimetics, Inc. (a)(b)	156,095	1,918,408
Gritstone Oncology, Inc. (b)	43,170	555,166
GTx, Inc. (a)(b)	47,337	47,290
Halozyme Therapeutics, Inc. (a)(b)	606,019	10,453,828
Heat Biologics, Inc. (a)(b)	93,985	162,594
Hemispherx Biopharma, Inc. (a)(b)	62,748	11,295
Hemispherx Biopharma, Inc. rights 3/1/19 (a)(c)	62,748	1
Heron Therapeutics, Inc. (a)(b)	326,086	8,631,496
Histogenics Corp. (a)(b)	218,931	27,104
Homology Medicines, Inc. (a)(b)	54,605	1,609,755
iBio, Inc. (a)(b)	29,669	26,106
Idera Pharmaceuticals, Inc. (a)	101,043	281,910
Immucell Corp. (a)	6,616	48,297
Immune Design Corp. (a)	166,982	971,835
ImmunoGen, Inc. (a)(b)	739,556	3,490,704
Immunomedics, Inc. (a)(b)	811,071	12,782,479
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	364,391
Inovio Pharmaceuticals, Inc. (a)(b)	422,622	1,546,797
Insmed, Inc. (a)(b)	359,862	10,669,908
Insys Therapeutics, Inc. (a)(b)	115,834	728,596
Intellia Therapeutics, Inc. (a)(b)	142,495	2,170,199
Intercept Pharmaceuticals, Inc. (a)(b)	103,342	10,307,331
Intrexon Corp. (a)(b)	338,156	2,695,103
Invitae Corp. (a)(b)	309,232	6,221,748
Ionis Pharmaceuticals, Inc. (a)(b)	649,498	46,107,863
Iovance Biotherapeutics, Inc. (a)(b)	599,602	6,157,913
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	652,583	9,292,782
IsoRay, Inc. (a)	208,785	80,403
Jounce Therapeutics, Inc. (a)(b)	76,862	342,036
Kadmon Holdings, Inc. (a)(b)	513,581	1,525,336
Kalvista Pharmaceuticals, Inc. (a)(b)	46,619	1,057,319
Karyopharm Therapeutics, Inc. (a)(b)	238,564	985,269
Kezar Life Sciences, Inc. (b)	24,024	488,888
Kindred Biosciences, Inc. (a)	157,694	1,706,249
Kiniksa Pharmaceuticals Ltd. (b)	48,748	875,027
Kodiak Sciences, Inc.	36,579	256,053
Krystal Biotech, Inc. (a)	38,939	870,676
Kura Oncology, Inc. (a)(b)	145,083	2,211,065
La Jolla Pharmaceutical Co. (a)(b)	94,167	536,752
Leap Therapeutics, Inc. (a)	59,536	92,876
Lexicon Pharmaceuticals, Inc. (a)(b)	224,291	1,193,228
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	98,945	12,277,096
General CVR (a)	26,087	130
Glucagon CVR	26,087	2,609
rights (a)	26,087	143
TR Beta CVR (a)	26,087	3,620
Liquidia Technologies, Inc.	19,405	388,488
LogicBio Therapeutics, Inc.	26,284	241,024
Macrogenics, Inc. (a)	199,059	3,981,180
Madrigal Pharmaceuticals, Inc. (a)(b)	39,898	5,237,809
Magenta Therapeutics, Inc. (b)	18,644	244,423
MannKind Corp. (a)(b)	909,470	1,627,951
Marker Therapeutics, Inc. (a)(b)	120,251	747,961
Matinas BioPharma Holdings, Inc. (a)(b)	434,477	586,544
MediciNova, Inc. (a)(b)	171,277	1,567,185
MEI Pharma, Inc. (a)	153,139	441,040
Menlo Therapeutics, Inc. (a)	35,234	299,841
Merrimack Pharmaceuticals, Inc. (a)	57,524	351,472
Minerva Neurosciences, Inc. (a)	150,116	1,190,420
Miragen Therapeutics, Inc. (a)(b)	80,669	225,873
Mirati Therapeutics, Inc. (a)(b)	152,829	11,125,951
Molecular Templates, Inc. (a)(b)	66,233	328,516
Moleculin Biotech, Inc. (a)(b)	87,362	116,191
Momenta Pharmaceuticals, Inc. (a)	458,568	6,461,223
Myriad Genetics, Inc. (a)(b)	352,452	10,936,586
NanoViricides, Inc. (a)	140,703	53,467
NantKwest, Inc. (a)(b)	114,076	128,906
Natera, Inc. (a)	180,827	2,864,300
Navidea Biopharmaceuticals, Inc. (a)(b)	561,053	92,574
Neon Therapeutics, Inc.	20,124	125,373
Neuralstem, Inc. (a)(b)	66,443	29,899
Neurocrine Biosciences, Inc. (a)	425,956	32,905,101
NewLink Genetics Corp. (a)(b)	118,072	199,542
Novavax, Inc. (a)(b)	1,789,010	1,261,431
Ohr Pharmaceutical, Inc. (a)	11,574	25,810
OncoCyte Corp. (a)	130,915	434,638
OncoGenex Pharmaceuticals, Inc. (a)(b)	35,278	86,431
OncoMed Pharmaceuticals, Inc. (a)(b)	102,576	82,061
OncoSec Medical, Inc. (a)(b)	223,179	129,087
OpGen, Inc. (a)(b)	1,613	2,307
Ophthotech Corp. (a)	121,119	171,989
Opiant Pharmaceuticals, Inc. (a)	6,002	91,711
Opko Health, Inc. (a)(b)	1,701,209	4,338,083
Oragenics, Inc. (a)(b)	7,849	6,925
Organovo Holdings, Inc. (a)(b)	488,772	518,098
Orgenesis, Inc. (a)(b)	44,808	230,761
Osiris Therapeutics, Inc. (a)	102,311	1,781,235
OvaScience, Inc. (a)(b)	10,129	118,712
Ovid Therapeutics, Inc. (a)	19,240	39,634
Palatin Technologies, Inc. (a)(b)	709,453	700,940
PDL BioPharma, Inc. (a)	684,620	2,485,171
Pfenex, Inc. (a)	115,360	517,966
Polarityte, Inc. (a)(b)	80,788	978,343
Portola Pharmaceuticals, Inc. (a)(b)	317,910	9,763,016
Principia Biopharma, Inc. (b)	41,727	1,477,970
Progenics Pharmaceuticals, Inc. (a)	415,131	1,834,879
Protagonist Therapeutics, Inc. (a)	68,068	545,905
Proteon Therapeutics, Inc. (a)(b)	23,825	69,331
Proteostasis Therapeutics, Inc. (a)(b)	198,769	818,928
Prothena Corp. PLC (a)	192,123	2,574,448
PTC Therapeutics, Inc. (a)(b)	252,827	8,732,645
Puma Biotechnology, Inc. (a)(b)	144,708	4,024,329
Ra Pharmaceuticals, Inc. (a)	128,795	2,481,880
Radius Health, Inc. (a)(b)	195,916	3,714,567
Recro Pharma, Inc. (a)	75,040	644,594
REGENXBIO, Inc. (a)	142,454	7,369,145
Regulus Therapeutics, Inc. (a)(b)	30,166	38,914
Repligen Corp. (a)(b)	183,938	10,947,990
Replimune Group, Inc. (a)	17,956	246,356
Retrophin, Inc. (a)	204,992	4,624,620
Rexahn Pharmaceuticals, Inc. (a)(b)	274,742	142,454
Rigel Pharmaceuticals, Inc. (a)(b)	708,488	1,551,589
Riot Blockchain, Inc. (a)(b)	57,276	183,283
Rocket Pharmaceuticals, Inc. (a)(b)	125,338	2,182,135
Rubius Therapeutics, Inc. (b)	59,756	948,925
RXi Pharmaceuticals Corp. (a)	9,023	3,427
Sage Therapeutics, Inc. (a)(b)	219,664	34,981,492
Sangamo Therapeutics, Inc. (a)(b)	474,789	4,277,849
Sarepta Therapeutics, Inc. (a)(b)	312,310	45,047,594
Savara, Inc. (a)	124,425	856,044
Scholar Rock Holding Corp.	27,433	510,802
Seattle Genetics, Inc. (a)(b)	507,294	37,681,798
Selecta Biosciences, Inc. (a)	166,325	330,987
Sellas Life Sciences Group, Inc. (a)(b)	81,765	113,653
Seres Therapeutics, Inc. (a)(b)	90,896	557,192
Sesen Bio, Inc. (a)(b)	280,517	266,491
Sienna Biopharmaceuticals, Inc. (a)(b)	89,683	228,692
Soleno Therapeutics, Inc. (a)	28,496	42,174
Solid Biosciences, Inc. (a)(b)	69,813	746,301
Soligenix, Inc. (a)(b)	19,921	19,323
Sophiris Bio, Inc. (a)(b)	132,978	142,286
Sorrento Therapeutics, Inc. (a)(b)	476,163	966,611
Spark Therapeutics, Inc. (a)(b)	155,717	17,642,736
Spectrum Pharmaceuticals, Inc. (a)	483,285	5,224,311
Spring Bank Pharmaceuticals, Inc. (a)	54,942	571,397
Stemline Therapeutics, Inc. (a)	168,072	1,843,750
Sunesis Pharmaceuticals, Inc. (a)	108,923	56,901
Surface Oncology, Inc.	45,281	191,539
Syndax Pharmaceuticals, Inc. (a)	83,036	512,332
Synlogic, Inc. (a)(b)	66,566	578,459
Synthetic Biologics, Inc. (a)(b)	14,928	9,552
Syros Pharmaceuticals, Inc. (a)(b)	100,370	681,512
T2 Biosystems, Inc. (a)(b)	160,347	695,906
Tenax Therapeutics, Inc. (a)(b)	1,474	1,798
TG Therapeutics, Inc. (a)(b)	346,215	2,354,262
Tocagen, Inc. (a)(b)	101,258	1,105,737
TONIX Pharmaceuticals Holding (a)(b)	3,632	6,792
TRACON Pharmaceuticals, Inc. (a)	24,172	27,073
Translate Bio, Inc. (b)	66,728	680,626
Trevena, Inc. (a)(b)	343,026	452,794
Trovagene, Inc. (a)(b)	15,811	50,753
Twist Bioscience Corp. (b)	34,576	752,720
Tyme, Inc. (a)(b)	198,330	481,942
Ultragenyx Pharmaceutical, Inc. (a)(b)	224,880	14,423,803
United Therapeutics Corp. (a)	203,714	25,727,041
UNITY Biotechnology, Inc. (b)	35,335	353,350
Unum Therapeutics, Inc.	43,783	186,078
Vanda Pharmaceuticals, Inc. (a)	246,031	4,979,667
Vaxart, Inc. (a)(b)	10,186	17,520
VBI Vaccines, Inc. (a)(b)	405,946	779,416
Veracyte, Inc. (a)	147,245	2,975,821
Verastem, Inc. (a)(b)	338,744	1,019,619
Vericel Corp. (a)(b)	207,979	3,891,287
Vical, Inc. (a)	103,172	105,235
Viking Therapeutics, Inc. (a)(b)	250,102	2,103,358
VistaGen Therapeutics, Inc. (a)(b)	112,246	126,838
Vital Therapies, Inc. (a)(b)	157,838	37,408
Voyager Therapeutics, Inc. (a)	103,663	1,554,945
vTv Therapeutics, Inc. Class A (a)(b)	24,729	58,608
Xbiotech, Inc. (a)(b)	93,024	737,680
Xencor, Inc. (a)	228,838	6,942,945
Xenetic Biosciences, Inc. (a)	3,744	8,611
XOMA Corp. (a)(b)	37,063	521,106
Y-mAbs Therapeutics, Inc. (b)	39,357	852,079
Yield10 Bioscience, Inc. (a)(b)	52,777	65,971
Zafgen, Inc. (a)	145,426	650,054
ZIOPHARM Oncology, Inc. (a)(b)	646,185	1,906,246
		1,148,136,748
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	426,426	2,055,373
Aethlon Medical, Inc. (a)(b)	20,423	20,015
Akers Biosciences, Inc. (a)(b)	60,225	54,955
Allied Healthcare Products, Inc. (a)	2,431	4,522
Alliqua Biomedical, Inc. (a)(b)	6,256	15,202
Alphatec Holdings, Inc. (a)(b)	73,921	117,534
Angiodynamics, Inc. (a)	179,016	4,011,749
Anika Therapeutics, Inc. (a)(b)	69,668	2,273,267
Antares Pharma, Inc. (a)(b)	694,952	2,494,878
Apollo Endosurgery, Inc. (a)	58,883	202,558
Atossa Genetics, Inc. (a)(b)	45,293	66,581
Atricure, Inc. (a)(b)	171,395	5,474,356
Atrion Corp. (b)	6,877	5,407,866
Avanos Medical, Inc. (a)(b)	223,465	10,520,732
Avinger, Inc. (a)(b)	1,594	1,044
AxoGen, Inc.(a)(b)	154,834	2,858,236
Axonics Modulation Technologies, Inc. (a)(b)	42,581	905,272
Aytu BioScience, Inc. (a)(b)	54,580	63,859
Bellerophon Therapeutics, Inc. (a)(b)	107,908	68,802
BioLase Technology, Inc. (a)(b)	31,945	81,779
BioLife Solutions, Inc. (a)(b)	57,681	1,099,400
Bovie Medical Corp. (a)	132,383	929,329
Cantel Medical Corp.	171,666	12,620,884
Cardiovascular Systems, Inc. (a)	162,069	5,732,381
CAS Medical Systems, Inc. (a)	37,457	90,646
Cerus Corp. (a)	650,079	4,232,014
Cesca Therapeutics, Inc. (a)	11,978	4,468
Chembio Diagnostics, Inc. (a)	66,749	466,576
Chf Solutions, Inc. (a)	4	36
ConforMis, Inc. (a)(b)	270,490	332,703
CONMED Corp.	127,860	9,832,434
Corindus Vascular Robotics, Inc. (a)(b)	389,590	514,259
Cryolife, Inc. (a)	164,141	4,855,291
CryoPort, Inc. (a)(b)	142,364	1,637,186
Cutera, Inc. (a)	71,387	1,222,145
CytoSorbents Corp. (a)(b)	116,213	939,001
Dare Bioscience, Inc. (a)	40,212	33,175
DexCom, Inc. (a)	416,971	58,096,569
Dynatronics Corp. (a)	3,361	7,260
Ekso Bionics Holdings, Inc. (a)(b)	222,191	524,371
electroCore, Inc. (b)	33,137	289,617
Electromed, Inc. (a)	18,140	95,416
Endologix, Inc. (a)(b)	461,276	240,371
ENDRA Life Sciences, Inc. (a)(b)	24,073	39,720
Fonar Corp. (a)	28,130	609,015
Genmark Diagnostics, Inc. (a)(b)	266,940	2,052,769
Glaukos Corp. (a)(b)	157,304	11,667,238
Globus Medical, Inc. (a)	356,423	17,354,236
Haemonetics Corp. (a)	242,476	21,063,890
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	710,305
Heska Corp. (a)(b)	34,366	2,810,795
Hill-Rom Holdings, Inc.	315,354	33,443,292
ICU Medical, Inc. (a)	78,074	19,187,466
Inogen, Inc. (a)(b)	82,296	8,843,528
Inspire Medical Systems, Inc. (b)	58,714	3,640,268
Insulet Corp. (a)(b)	277,151	26,027,250
Integer Holdings Corp. (a)	140,926	12,818,629
Integra LifeSciences Holdings Corp. (a)	334,356	18,419,672
IntriCon Corp. (a)	36,727	988,691
Invacare Corp. (b)	160,080	1,557,578
InVivo Therapeutics Holdings Corp. (a)(b)	4,799	6,959
IRadimed Corp. (a)(b)	21,182	529,550
iRhythm Technologies, Inc. (a)(b)	102,897	9,856,504
Iridex Corp. (a)	27,462	122,206
Kewaunee Scientific Corp.	5,153	123,672
Lantheus Holdings, Inc. (a)	179,655	4,105,117
LeMaitre Vascular, Inc.	77,457	2,317,513
LivaNova PLC (a)	228,090	21,257,988
Masimo Corp. (a)	229,358	30,110,118
Meridian Bioscience, Inc.	197,861	3,377,487
Merit Medical Systems, Inc. (a)	258,269	14,393,331
Microbot Medical, Inc. (a)	14,492	126,950
Milestone Scientific, Inc. (a)(b)	123,561	42,616
Misonix, Inc. (a)	20,084	395,655
Myomo, Inc. (a)(b)	36,622	44,313
Natus Medical, Inc. (a)	159,818	4,415,771
Neogen Corp. (a)	247,256	15,319,982
NeuroMetrix, Inc. (a)	805	869
Nevro Corp. (a)	140,935	6,492,875
NuVasive, Inc. (a)	240,506	14,165,803
Nuvectra Corp. (a)	84,998	1,068,425
Obalon Therapeutics, Inc. (a)(b)	57,788	104,018
OraSure Technologies, Inc. (a)	302,264	3,249,338
Orthofix International NV (a)	90,532	5,531,505
OrthoPediatrics Corp. (a)(b)	37,602	1,545,818
PAVmed, Inc. (a)(b)	69,158	69,850
Penumbra, Inc. (a)(b)	145,723	19,478,793
Precision Therapeutics, Inc. (a)(b)	27,222	26,130
Presbia PLC (a)	14,622	8,598
Pulse Biosciences, Inc. (a)(b)	59,133	1,054,341
Quanterix Corp. (a)(b)	44,704	1,104,636
Quidel Corp. (a)	166,101	10,889,582
Restoration Robotics, Inc. (a)	37,466	33,719
Retractable Technologies, Inc. (a)	35,837	26,401
Rockwell Medical Technologies, Inc. (a)(b)	260,432	1,211,009
RTI Biologics, Inc. (a)	246,244	1,226,295
Seaspine Holdings Corp. (a)	64,777	993,679
Second Sight Medical Products, Inc. (a)(b)	109,272	75,726
Sensus Healthcare, Inc. (a)	44,385	341,765
SI-BONE, Inc.	46,566	964,848
Sientra, Inc. (a)(b)	101,623	1,124,967
Sintx Technologies, Inc. (a)	3,678	964
Staar Surgical Co. (a)	131,116	4,825,069
Steris PLC	395,826	47,879,113
STRATA Skin Sciences, Inc. (a)(b)	18,623	60,339
SurModics, Inc. (a)	65,592	3,827,293
Tactile Systems Technology, Inc. (a)(b)	79,795	6,065,218
Tandem Diabetes Care, Inc. (a)	268,708	17,619,184
TransEnterix, Inc. (a)(b)	914,904	2,278,111
Utah Medical Products, Inc.	15,956	1,354,345
Vapotherm, Inc. (b)	30,967	601,998
Varex Imaging Corp. (a)(b)	184,259	5,793,103
Vermillion, Inc. (a)(b)	167,591	125,693
ViewRay, Inc. (a)(b)	273,627	2,320,357
Viveve Medical, Inc. (a)(b)	129,860	129,860
VolitionRx Ltd. (a)	99,018	292,103
West Pharmaceutical Services, Inc.	348,142	36,467,875
Wright Medical Group NV (a)(b)	543,987	17,032,233
Zosano Pharma Corp. (a)(b)	52,039	266,960
		646,002,994
Health Care Providers & Services - 1.6%
AAC Holdings, Inc. (a)(b)	48,170	122,834
Acadia Healthcare Co., Inc. (a)(b)	416,420	10,947,682
Addus HomeCare Corp. (a)	47,088	3,164,784
Amedisys, Inc. (a)	136,893	17,015,800
American Renal Associates Holdings, Inc. (a)	81,550	1,018,560
American Shared Hospital Services (a)	113	333
AMN Healthcare Services, Inc. (a)	219,364	10,970,394
Apollo Medical Holdings, Inc. (a)(b)	108,334	2,116,846
BioScrip, Inc. (a)	629,295	2,045,209
BioTelemetry, Inc. (a)(b)	154,315	11,530,417
Brookdale Senior Living, Inc. (a)	880,716	5,953,640
Caladrius Biosciences, Inc. (a)	36,321	140,199
Capital Senior Living Corp. (a)	129,657	648,285
Catasys, Inc. (a)(b)	39,114	394,660
Chemed Corp.	74,943	24,693,719
Civitas Solutions, Inc.(a)	79,578	1,413,305
Community Health Systems, Inc. (a)(b)	556,599	2,755,165
Corvel Corp. (a)	45,825	3,084,023
Covetrus, Inc. (a)	447,829	16,023,322
Cross Country Healthcare, Inc. (a)	169,292	1,479,612
Digirad Corp.	51,239	39,352
Diplomat Pharmacy, Inc. (a)(b)	273,596	1,764,694
Diversicare Healthcare Services, Inc. (b)	13,500	48,870
Elanco Animal Health, Inc. (b)	301,526	9,118,146
Encompass Health Corp.	463,200	29,246,448
Five Star Sr Living, Inc. (a)	197,129	181,556
G1 Therapeutics, Inc. (a)	121,909	2,250,440
Genesis HealthCare, Inc. Class A (a)(b)	198,253	271,607
Guardant Health, Inc. (b)	62,764	4,182,593
Hanger, Inc. (a)	173,768	3,513,589
HealthEquity, Inc. (a)(b)	255,765	20,583,967
InfuSystems Holdings, Inc. (a)	45,777	184,939
Interpace Diagnostics Group, Inc. (a)(b)	174,401	167,425
LHC Group, Inc. (a)	136,484	14,970,930
Magellan Health Services, Inc. (a)	114,302	7,785,109
MEDNAX, Inc. (a)	424,347	13,965,260
Molina Healthcare, Inc. (a)(b)	292,745	39,412,259
National Healthcare Corp.	46,247	3,764,968
National Research Corp. Class A	52,592	2,047,407
National Vision Holdings, Inc. (a)	296,809	9,972,782
Neuronetics, Inc. (b)	34,639	604,451
OptiNose, Inc. (a)(b)	75,768	562,199
Owens & Minor, Inc.	305,864	1,908,591
Patterson Companies, Inc. (b)	388,875	8,769,131
PetIQ, Inc. Class A (a)(b)	80,463	2,422,741
Premier, Inc. (a)(b)	250,338	9,157,364
Providence Service Corp.	53,519	3,816,975
Psychemedics Corp.	24,117	471,729
Quorum Health Corp. (a)(b)	120,872	337,233
R1 RCM, Inc. (a)	459,237	4,541,854
RadNet, Inc. (a)	203,286	2,772,821
Select Medical Holdings Corp. (a)	517,770	7,673,351
Sharps Compliance Corp. (a)	38,210	144,052
SunLink Health Systems, Inc. (a)	10,027	12,395
Surgery Partners, Inc. (a)(b)	84,310	1,055,561
Tenet Healthcare Corp. (a)	388,037	11,090,097
The Ensign Group, Inc.	231,414	11,443,422
The Joint Corp. (a)	45,109	494,395
Tivity Health, Inc. (a)(b)	180,981	3,872,993
Triple-S Management Corp. (a)(b)	103,498	2,632,989
U.S. Physical Therapy, Inc.	59,281	6,535,137
		359,310,611
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	817,598	8,764,651
Arrhythmia Research Technology, Inc. (a)	9,729	28,117
Castlight Health, Inc. Class B (a)	369,928	1,180,070
Computer Programs & Systems, Inc.	55,281	1,820,956
Evolent Health, Inc. (a)	328,841	4,337,413
HealthStream, Inc.	121,876	3,388,153
HMS Holdings Corp. (a)	394,163	13,582,857
HTG Molecular Diagnostics (a)(b)	123,246	338,927
iCAD, Inc. (a)	72,034	369,534
Inovalon Holdings, Inc. Class A (a)(b)	340,221	4,470,504
Medical Transcription Billing Corp. (a)	30,125	133,153
Medidata Solutions, Inc. (a)(b)	286,606	21,501,182
NantHealth, Inc. (a)(b)	148,762	101,902
Nextgen Healthcare, Inc. (a)	233,343	4,083,503
Omnicell, Inc. (a)(b)	185,301	15,741,320
OptimizeRx Corp. (a)(b)	44,485	638,805
SCWorx, Corp. (a)(b)	1,606	8,432
Simulations Plus, Inc.	54,137	1,110,350
Streamline Health Solutions, Inc. (a)	73,168	88,533
Tabula Rasa HealthCare, Inc. (a)(b)	82,457	4,544,205
Teladoc Health, Inc. (a)(b)	326,988	21,044,948
Valeritas Holdings, Inc. (a)	51,874	24,381
Veeva Systems, Inc. Class A (a)	571,084	67,336,514
Vocera Communications, Inc. (a)(b)	140,717	4,663,361
		179,301,771
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	120,184	2,569,534
Bio-Rad Laboratories, Inc. Class A (a)	92,778	25,133,560
Bio-Techne Corp.	177,790	34,473,481
Bioanalytical Systems, Inc. (a)	4,600	7,038
Bruker Corp.	466,334	17,818,622
Cambrex Corp. (a)(b)	161,189	6,663,553
Champions Oncology, Inc. (a)	19,987	232,249
Charles River Laboratories International, Inc. (a)	224,757	31,953,703
ChromaDex, Inc. (a)(b)	123,820	432,132
Codexis, Inc. (a)	231,205	4,998,652
Enzo Biochem, Inc. (a)	180,734	610,881
Fluidigm Corp. (a)	239,837	2,652,597
Harvard Bioscience, Inc. (a)	139,202	559,592
Luminex Corp.	196,799	5,014,439
Medpace Holdings, Inc. (a)	122,163	6,712,857
Nanostring Technologies, Inc. (a)	120,760	3,075,757
NeoGenomics, Inc. (a)(b)	433,985	8,506,106
Pacific Biosciences of California, Inc. (a)	641,181	4,687,033
PRA Health Sciences, Inc. (a)	274,202	29,334,130
Syneos Health, Inc. (a)(b)	285,316	11,917,649
		197,353,565
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	361,595	1,214,959
Acer Therapeutics, Inc. (a)(b)	21,687	513,982
Aclaris Therapeutics, Inc. (a)(b)	190,552	1,234,777
Adamis Pharmaceuticals Corp. (a)(b)	179,132	530,231
Adial Pharmaceuticals, Inc.	10,762	38,851
Aerie Pharmaceuticals, Inc. (a)(b)	187,493	8,750,298
Agile Therapeutics, Inc. (a)(b)	72,395	65,228
Akcea Therapeutics, Inc. (a)(b)	78,724	2,678,978
Akorn, Inc. (a)	427,893	1,732,967
Alimera Sciences, Inc. (a)(b)	100,515	116,597
Amneal Pharmaceuticals, Inc. (a)(b)	373,430	5,052,508
Amphastar Pharmaceuticals, Inc. (a)(b)	163,752	4,069,237
Ampio Pharmaceuticals, Inc. (a)(b)	354,669	222,555
ANI Pharmaceuticals, Inc. (a)	42,271	2,781,009
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc.	24,060	193,683
Aratana Therapeutics, Inc. (a)	223,265	897,525
Arvinas Holding Co. LLC (a)(b)	36,051	697,947
Assembly Biosciences, Inc. (a)	104,176	2,228,325
Assertio Therapeutics, Inc. (a)(b)	322,688	1,335,928
AstraZeneca PLC rights (a)(c)	21,542	0
Athenex, Inc. (a)(b)	201,770	2,657,311
Axsome Therapeutics, Inc. (a)(b)	94,064	748,749
Bio Path Holdings, Inc. (a)(b)	1,698	4,415
Biodelivery Sciences International, Inc. (a)	261,066	1,271,391
BioPharmX Corp. (a)(b)	595,565	62,951
BioXcel Therapeutics, Inc. (a)(b)	25,095	212,806
Catalent, Inc. (a)	682,621	29,502,880
Cerecor, Inc. (a)(b)	76,490	547,668
Checkpoint Therapeutics, Inc. (a)(b)	55,568	155,035
Chiasma, Inc. (a)	29,500	124,490
Clearside Biomedical, Inc. (a)(b)	125,760	182,352
Cocrystal Pharma, Inc. (a)	4,845	13,954
Collegium Pharmaceutical, Inc. (a)(b)	142,286	2,502,811
ContraVir Pharmaceuticals, Inc. (a)(b)	43,383	10,369
Corcept Therapeutics, Inc. (a)(b)	492,410	6,140,353
CorMedix, Inc. (a)(b)	487,038	798,742
Cumberland Pharmaceuticals, Inc. (a)	33,008	187,155
CymaBay Therapeutics, Inc. (a)(b)	288,117	3,402,662
Dermira, Inc. (a)	163,855	1,368,189
Dova Pharmaceuticals, Inc. (a)(b)	64,735	497,165
Durect Corp. (a)	703,630	555,797
Eloxx Pharmaceuticals, Inc. (a)(b)	101,396	1,302,939
Endo International PLC (a)	943,942	10,373,923
Evofem Biosciences, Inc. (a)(b)	49,241	204,350
Evoke Pharma, Inc. (a)(b)	15,570	47,956
Evolus, Inc. (a)(b)	43,831	1,158,892
Eyenovia, Inc. (a)	36,875	188,431
Eyepoint Pharmaceuticals, Inc. (a)(b)	242,304	629,990
Flex Pharma, Inc. (a)	42,326	14,095
Gemphire Therapeutics, Inc. (a)(b)	33,731	42,838
Harrow Health, Inc. (a)	104,639	726,195
Horizon Pharma PLC (a)	784,880	22,769,369
Innoviva, Inc. (a)(b)	314,639	4,939,832
Intersect ENT, Inc. (a)	146,737	4,987,591
Intra-Cellular Therapies, Inc. (a)	235,792	3,211,487
Jaguar Health, Inc. (a)(b)	29,375	5,082
Jazz Pharmaceuticals PLC (a)	284,219	39,799,187
Kala Pharmaceuticals, Inc. (a)	109,553	919,150
KemPharm, Inc. (a)	97,659	218,756
Lannett Co., Inc. (a)(b)	164,445	1,547,427
Lipocine, Inc. (a)(b)	145,253	252,740
Mallinckrodt PLC (a)(b)	386,508	9,647,240
Marinus Pharmaceuticals, Inc. (a)(b)	238,051	816,515
Melinta Therapeutics, Inc. (a)(b)	35,861	191,139
Mersana Therapeutics, Inc. (a)(b)	55,743	307,144
Mustang Bio, Inc. (a)(b)	52,643	217,416
MyoKardia, Inc. (a)	161,418	7,239,597
Neos Therapeutics, Inc. (a)(b)	156,975	359,473
NovaBay Pharmaceuticals, Inc. (a)	5,586	8,044
Novan, Inc. (a)	35,527	43,698
Novus Therapeutics, Inc. (a)	3,160	14,852
Ocular Therapeutix, Inc. (a)(b)	173,653	772,756
Odonate Therapeutics, Inc. (a)(b)	50,660	834,877
Omeros Corp. (a)(b)	226,630	3,268,005
Onconova Therapeutics, Inc. (a)(b)	16,667	59,501
Osmotica Pharmaceuticals PLC	44,532	320,185
Otonomy, Inc. (a)	109,470	250,686
Pacira Pharmaceuticals, Inc. (a)	191,131	7,870,775
Pain Therapeutics, Inc. (a)(b)	20,330	23,989
Paratek Pharmaceuticals, Inc. (a)(b)	137,150	888,732
Pernix Therapeutics Holdings, Inc. (a)(b)	30,326	8,340
Phibro Animal Health Corp. Class A	96,830	2,837,119
Plx Pharma PLC/New (a)	4,346	21,078
Prestige Brands Holdings, Inc. (a)(b)	238,898	6,990,155
Provention Bio, Inc.	5,520	14,076
Pulmatrix, Inc. (a)(b)	13,851	14,405
Reata Pharmaceuticals, Inc. (a)(b)	73,070	6,893,424
resTORbio, Inc. (a)(b)	41,417	354,530
Revance Therapeutics, Inc. (a)	195,296	3,308,314
Rhythm Pharmaceuticals, Inc. (a)(b)	100,063	2,869,807
Ritter Pharmaceuticals, Inc. (a)	2,906	1,831
scPharmaceuticals, Inc. (a)(b)	23,358	76,147
SCYNEXIS, Inc. (a)(b)	332,373	408,819
Seelos Therapeutics, Inc. (b)	3,232	5,979
Seelos Therapeutics, Inc. rights (c)	3,232	0
SenesTech, Inc. (a)	90,916	83,188
SIGA Technologies, Inc. (a)(b)	204,746	1,388,178
Sonoma Pharmaceuticals, Inc. (a)	12,933	11,964
Spero Therapeutics, Inc. (a)(b)	43,453	512,745
Supernus Pharmaceuticals, Inc. (a)	243,415	9,941,069
Sutro Biopharma, Inc. (a)(b)	27,802	244,658
Teligent, Inc. (a)(b)	185,177	292,580
Tetraphase Pharmaceuticals, Inc. (a)	221,113	260,913
The Medicines Company (a)(b)	311,441	7,683,249
TherapeuticsMD, Inc. (a)(b)	944,906	5,404,862
Theravance Biopharma, Inc. (a)(b)	203,494	4,938,799
Titan Pharmaceuticals, Inc. (a)(b)	52,081	89,059
Tricida, Inc. (b)	76,853	1,777,610
Urovant Sciences Ltd. (a)	5,600	68,432
Verrica Pharmaceuticals, Inc. (a)(b)	11,061	125,211
VIVUS, Inc. (a)(b)	51,827	249,806
WAVE Life Sciences (a)(b)	85,975	3,604,932
Xeris Pharmaceuticals, Inc. (b)	40,606	406,466
Zogenix, Inc. (a)(b)	200,750	10,585,548
Zynerba Pharmaceuticals, Inc. (a)(b)	68,717	356,641
		283,607,619

TOTAL HEALTH CARE		2,813,713,308

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.5%
AAR Corp.	159,788	5,837,056
Aerojet Rocketdyne Holdings, Inc. (a)(b)	344,616	12,836,946
AeroVironment, Inc. (a)	100,587	8,013,766
Air Industries Group, Inc. (a)	213	277
Arotech Corp. (a)	105,511	356,627
Astronics Corp. (a)	118,041	4,245,935
Astrotech Corp. (a)	25,674	110,655
Axon Enterprise, Inc. (a)(b)	276,462	14,881,949
BWX Technologies, Inc.	462,632	24,218,785
CPI Aerostructures, Inc. (a)	51,114	355,753
Cubic Corp.	135,093	8,335,238
Curtiss-Wright Corp.	206,302	25,434,974
Ducommun, Inc. (a)	48,231	2,046,441
Esterline Technologies Corp. (a)	123,890	15,083,608
HEICO Corp.	205,412	19,253,267
HEICO Corp. Class A	321,106	25,685,269
Hexcel Corp.	404,988	29,215,834
Innovative Solutions & Support, Inc. (a)	33,630	101,226
KEYW Holding Corp. (a)(b)	250,805	1,855,957
Kratos Defense & Security Solutions, Inc. (a)(b)	411,286	7,070,006
Mercury Systems, Inc. (a)(b)	227,905	14,476,526
Micronet Enertec Technologies, Inc. (a)	8,412	9,674
Moog, Inc. Class A	153,592	14,431,504
National Presto Industries, Inc. (b)	24,207	2,714,573
SIFCO Industries, Inc. (a)	8,781	26,519
Sigma Labs, Inc. (a)(b)	24,951	51,150
Sparton Corp. (a)	58,619	1,083,279
Spirit AeroSystems Holdings, Inc. Class A	498,050	49,207,340
Teledyne Technologies, Inc. (a)	169,689	40,053,392
Triumph Group, Inc.	237,388	5,497,906
Vectrus, Inc. (a)	53,330	1,437,777
VirTra, Inc. (a)	3,050	11,895
Wesco Aircraft Holdings, Inc. (a)	318,608	2,704,982
		336,646,086
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	1,092	33,907
Air Transport Services Group, Inc. (a)	279,369	6,500,917
Atlas Air Worldwide Holdings, Inc. (a)	118,801	6,384,366
Echo Global Logistics, Inc. (a)	136,324	3,274,502
Forward Air Corp.	135,827	8,781,216
Hub Group, Inc. Class A (a)	156,671	6,733,720
Radiant Logistics, Inc.	181,151	1,157,555
XPO Logistics, Inc. (a)	594,606	29,938,412
		62,804,595
Airlines - 0.3%
Allegiant Travel Co.	60,394	7,978,047
Hawaiian Holdings, Inc. (b)	232,175	6,907,206
JetBlue Airways Corp. (a)	1,422,394	23,753,980
Mesa Air Group, Inc.	56,354	567,485
SkyWest, Inc.	247,541	13,377,116
Spirit Airlines, Inc. (a)(b)	320,426	18,023,963
		70,607,797
Building Products - 1.1%
AAON, Inc. (b)	193,532	7,714,186
Advanced Drain Systems, Inc. Del	200,449	5,095,414
American Woodmark Corp. (a)(b)	72,283	6,158,512
Apogee Enterprises, Inc.	130,241	4,648,301
Armstrong World Industries, Inc.	232,064	16,982,444
Builders FirstSource, Inc. (a)	550,181	7,664,021
Continental Building Products, Inc. (a)	171,095	4,932,669
COVIA Corp. (a)(b)	145,251	691,395
CSW Industrials, Inc. (a)	71,463	4,057,669
GCP Applied Technologies, Inc. (a)(b)	340,477	10,204,096
Gibraltar Industries, Inc. (a)(b)	150,460	6,093,630
GMS, Inc. (a)	154,571	3,021,863
Griffon Corp.	163,675	2,919,962
Insteel Industries, Inc.	92,737	2,109,767
Jeld-Wen Holding, Inc. (a)	329,550	6,660,206
Lennox International, Inc.	170,860	41,903,415
Masonite International Corp. (a)	127,611	7,076,030
NCI Building Systems, Inc. (a)	190,470	1,337,099
Owens Corning	513,133	25,620,731
Patrick Industries, Inc. (a)	108,012	4,883,223
PGT, Inc. (a)	269,682	4,066,805
Quanex Building Products Corp.	167,170	2,873,652
Resideo Technologies, Inc. (a)	576,516	14,816,461
Simpson Manufacturing Co. Ltd.	191,452	11,473,718
Tecogen, Inc. New (a)(b)	6,044	24,055
Trex Co., Inc. (a)	274,635	20,583,893
Universal Forest Products, Inc.	290,582	8,999,325
USG Corp.	384,623	16,581,098
		249,193,640
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	314,828	11,226,766
ACCO Brands Corp.	486,655	4,525,892
Acme United Corp.	1,332	22,844
ADS Waste Holdings, Inc. (a)(b)	341,777	9,063,926
Amrep Corp. (a)	2,694	16,110
Aqua Metals, Inc. (a)(b)	199,238	563,844
ARC Document Solutions, Inc. (a)	173,429	411,027
Avalon Holdings Corp. Class A (a)(b)	10,366	26,122
Brady Corp. Class A	230,051	10,883,713
BrightView Holdings, Inc. (b)	107,928	1,457,028
Casella Waste Systems, Inc. Class A (a)	200,195	7,062,880
CECO Environmental Corp. (a)	124,603	949,475
Cemtrex, Inc. (a)	34,404	20,986
Charah Solutions, Inc.	15,645	94,809
Clean Harbors, Inc. (a)	242,737	16,506,116
CompX International, Inc. Class A	715	10,618
Covanta Holding Corp.	567,133	9,629,918
Deluxe Corp.	215,945	10,047,921
Document Security Systems, Inc. (a)(b)	20,066	19,474
Ecology & Environment, Inc. Class A	5,529	68,007
Ennis, Inc.	129,299	2,741,139
Evoqua Water Technologies Corp. (a)(b)	274,757	3,731,200
Fuel Tech, Inc. (a)(b)	71,206	86,871
Healthcare Services Group, Inc. (b)	348,000	13,286,640
Heritage-Crystal Clean, Inc. (a)	67,703	1,635,704
Herman Miller, Inc.	278,986	10,233,206
HNI Corp.	211,821	8,182,645
Hudson Technologies, Inc. (a)(b)	164,908	207,784
Industrial Services of America, Inc. (a)	12,605	15,504
Interface, Inc.	286,247	5,080,884
KAR Auction Services, Inc.	632,429	29,819,027
Kimball International, Inc. Class B	181,166	2,842,495
Knoll, Inc.	230,682	4,881,231
LSC Communications, Inc.	169,253	1,431,880
Matthews International Corp. Class A	156,133	6,209,409
McGrath RentCorp.	116,612	6,978,062
Mobile Mini, Inc.	211,186	7,604,808
MSA Safety, Inc.	166,712	17,236,354
Multi-Color Corp.	67,301	3,354,955
NL Industries, Inc. (a)	19,002	82,279
Odyssey Marine Exploration, Inc. (a)(b)	34,805	249,900
Performant Financial Corp. (a)	99,740	229,402
Perma-Fix Environmental Services, Inc. (a)	23,883	84,785
PICO Holdings, Inc. (a)	104,771	1,077,046
Pitney Bowes, Inc.	866,946	6,233,342
Quad/Graphics, Inc.	144,761	2,112,063
Quest Resource Holding Corp. (a)	35,687	58,170
R.R. Donnelley & Sons Co.	328,128	1,765,329
SP Plus Corp. (a)	109,765	3,775,916
Steelcase, Inc. Class A	408,765	7,157,475
Stericycle, Inc. (a)	393,411	17,538,262
Team, Inc. (a)(b)	153,146	2,392,141
Tetra Tech, Inc.	262,032	15,727,161
The Brink's Co.	239,621	18,910,889
U.S. Ecology, Inc.	107,658	6,177,416
UniFirst Corp.	71,940	10,346,411
Viad Corp.	99,754	5,775,757
Virco Manufacturing Co.	16,793	66,836
VSE Corp.	38,142	1,348,320
		309,276,174
Construction & Engineering - 0.6%
AECOM (a)(b)	733,742	22,716,652
Aegion Corp. (a)	152,287	2,643,702
Ameresco, Inc. Class A (a)	89,845	1,470,763
Arcosa, Inc.	231,973	7,768,776
Argan, Inc.	73,638	3,424,167
Comfort Systems U.S.A., Inc.	175,271	9,398,031
Construction Partners, Inc. Class A	55,852	690,331
Dycom Industries, Inc. (a)(b)	147,184	6,635,055
EMCOR Group, Inc.	271,382	19,574,784
FTE Networks, Inc. (a)(b)	20,228	45,513
Goldfield Corp.	99,734	267,287
Granite Construction, Inc.	225,930	10,519,301
Great Lakes Dredge & Dock Corp. (a)	296,982	2,643,140
HC2 Holdings, Inc. (a)(b)	168,360	530,334
Ies Holdings, Inc. (a)(b)	35,821	658,390
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	281,658
KBR, Inc.	656,741	12,977,202
Keane Group, Inc. (a)	200,974	2,214,733
Limbach Holdings, Inc. (a)	300	1,734
MasTec, Inc. (a)(b)	297,364	12,840,178
MYR Group, Inc. (a)	75,779	2,541,628
Northwest Pipe Co. (a)	43,777	1,079,979
NV5 Holdings, Inc. (a)(b)	44,576	3,533,094
Orion Group Holdings, Inc. (a)	116,448	494,904
Primoris Services Corp.	197,474	4,614,967
Sterling Construction Co., Inc. (a)(b)	123,494	1,804,247
Tutor Perini Corp. (a)(b)	188,117	3,540,362
Valmont Industries, Inc.	103,044	14,074,780
Williams Scotsman Corp. (a)(b)	201,390	2,052,164
		151,037,856
Electrical Equipment - 0.8%
Acuity Brands, Inc.	188,991	24,591,509
Allied Motion Technologies, Inc.	36,635	1,525,848
American Electric Technologies, Inc. (a)	11,386	9,132
American Superconductor Corp. (a)(b)	87,329	1,295,089
AZZ, Inc.	122,290	5,627,786
Babcock & Wilcox Enterprises, Inc. (a)(b)	822,638	527,311
Broadwind Energy, Inc. (a)	60,375	96,600
Capstone Turbine Corp. (a)(b)	261,351	219,509
Encore Wire Corp.	101,121	5,990,408
Energous Corp. (a)(b)	87,914	506,385
Energy Focus, Inc. (a)	30,849	35,939
EnerSys	198,028	14,618,427
Enphase Energy, Inc. (a)(b)	373,685	3,389,323
EnSync, Inc. (a)(b)	114,418	13,936
Espey Manufacturing & Electronics Corp.	5,259	126,742
FuelCell Energy, Inc. (a)(b)	580,590	275,258
Generac Holdings, Inc. (a)	290,325	14,969,157
GrafTech International Ltd.	292,369	4,215,961
Hubbell, Inc. Class B	256,600	30,291,630
Ideal Power, Inc. (a)(b)	17,678	8,127
LSI Industries, Inc.	117,225	393,876
Ocean Power Technologies, Inc. (a)(b)	70,903	22,327
Orion Energy Systems, Inc. (a)(b)	82,082	85,365
Plug Power, Inc. (a)(b)	1,118,897	2,002,826
Polar Power, Inc. (a)(b)	7,179	34,818
Powell Industries, Inc.	38,329	1,229,978
Preformed Line Products Co.	11,698	698,371
Regal Beloit Corp.	202,350	16,948,836
Revolution Lighting Technologies, Inc. (a)(b)	37,668	18,288
Sensata Technologies, Inc. PLC (a)	771,746	39,150,675
Sunrun, Inc. (a)(b)	356,003	5,521,607
Sunworks, Inc. (a)	46,670	23,428
Thermon Group Holdings, Inc. (a)	151,699	3,774,271
TPI Composites, Inc. (a)(b)	85,591	2,585,704
Ultralife Corp. (a)	68,420	727,305
Vicor Corp. (a)(b)	76,570	2,433,395
Vivint Solar, Inc. (a)(b)	204,218	1,068,060
		185,053,207
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	280,246	34,492,678
ITT, Inc.	410,762	23,725,613
Raven Industries, Inc.	167,551	6,688,636
		64,906,927
Machinery - 3.7%
Actuant Corp. Class A	287,970	7,040,867
AGCO Corp.	309,662	20,926,958
Alamo Group, Inc.	44,677	4,290,779
Albany International Corp. Class A	135,208	10,485,380
Allison Transmission Holdings, Inc.	557,730	27,719,181
Altra Industrial Motion Corp.	305,464	9,716,810
Apergy Corp. (a)	361,878	15,191,638
ARC Group Worldwide, Inc. (a)(b)	25,348	26,615
Art's-Way Manufacturing Co., Inc. (a)	31,860	68,499
Astec Industries, Inc.	107,751	4,111,778
Barnes Group, Inc.	222,875	12,942,351
Blue Bird Corp. (a)(b)	73,463	1,366,412
Briggs & Stratton Corp.	214,900	2,817,339
Cactus, Inc. (a)	176,800	6,410,768
Chart Industries, Inc. (a)(b)	145,699	12,862,308
Chicago Rivet & Machine Co.	758	22,247
CIRCOR International, Inc. (a)(b)	93,595	2,951,050
Colfax Corp. (a)(b)	437,714	11,581,912
Columbus McKinnon Corp. (NY Shares)	100,308	3,756,535
Commercial Vehicle Group, Inc. (a)	120,218	961,744
Crane Co.	234,286	19,813,567
Dmc Global, Inc.	67,950	3,192,291
Donaldson Co., Inc.	598,108	30,856,392
Douglas Dynamics, Inc.	112,479	4,744,364
Eastern Co.	26,978	785,060
Energy Recovery, Inc. (a)(b)	151,895	1,218,198
EnPro Industries, Inc.	98,457	6,753,166
ESCO Technologies, Inc.	123,280	8,529,743
ExOne Co. (a)(b)	45,878	516,586
Federal Signal Corp.	290,809	7,148,085
Franklin Electric Co., Inc.	185,395	9,864,868
FreightCar America, Inc. (a)(b)	53,070	411,293
Gardner Denver Holdings, Inc. (a)	597,048	16,030,739
Gates Industrial Corp. PLC (a)(b)	235,605	3,793,241
Gencor Industries, Inc. (a)	29,953	398,674
Global Brass & Copper Holdings, Inc.	104,203	3,516,851
Gorman-Rupp Co.	90,966	3,075,560
Graco, Inc.	784,660	36,847,634
Graham Corp.	38,537	872,863
Greenbrier Companies, Inc.	154,101	6,356,666
Harsco Corp. (a)	374,492	8,381,131
Hillenbrand, Inc.	292,963	12,975,331
Hurco Companies, Inc.	25,342	1,086,665
Hyster-Yale Materials Handling Class A	46,508	3,146,731
IDEX Corp.	358,754	51,696,451
Jason Industries, Inc. (a)	54,859	140,988
John Bean Technologies Corp.	148,711	13,934,221
Kadant, Inc.	53,511	4,679,537
Kennametal, Inc.	385,732	14,538,239
L.B. Foster Co. Class A (a)	41,840	724,250
Lincoln Electric Holdings, Inc.	301,419	26,048,630
Lindsay Corp.	51,077	4,723,090
LiqTech International, Inc. (a)(b)	284,341	631,237
Lydall, Inc. (a)	86,460	2,433,849
Manitex International, Inc. (a)(b)	80,512	615,112
Manitowoc Co., Inc. (a)	173,920	3,128,821
Meritor, Inc. (a)	400,394	8,920,778
MFRI, Inc. (a)	13,179	113,998
Middleby Corp. (a)(b)	262,073	32,127,529
Milacron Holdings Corp. (a)	338,953	4,741,952
Miller Industries, Inc.	59,280	2,010,185
Mueller Industries, Inc.	274,901	9,085,478
Mueller Water Products, Inc. Class A	747,747	7,806,479
Navistar International Corp. New (a)	305,119	11,707,416
NN, Inc. (b)	207,276	2,054,105
Nordson Corp.	247,341	33,579,014
Omega Flex, Inc.	14,880	1,099,632
Oshkosh Corp.	334,124	25,998,188
Park-Ohio Holdings Corp.	38,222	1,215,077
ProPetro Holding Corp. (a)	344,792	6,847,569
Proto Labs, Inc. (a)	126,340	14,275,157
RBC Bearings, Inc. (a)	117,153	16,418,993
Rexnord Corp. (a)(b)	495,253	13,208,398
Spartan Motors, Inc.	152,982	1,398,255
SPX Corp. (a)	210,769	7,663,561
SPX Flow, Inc. (a)	201,933	6,970,727
Standex International Corp.	62,527	5,127,839
Sun Hydraulics Corp.	137,316	6,533,495
Taylor Devices, Inc. (a)	3,749	48,550
Tennant Co.	86,480	5,465,536
Terex Corp.	304,917	10,242,162
The L.S. Starrett Co. Class A (a)	20,155	152,573
Timken Co.	321,199	13,936,825
Titan International, Inc.	228,949	1,433,221
Toro Co.	493,913	33,872,554
TriMas Corp. (a)	220,175	7,118,258
Trinity Industries, Inc.	680,975	15,941,625
Twin Disc, Inc. (a)	40,233	711,722
Wabash National Corp.	267,734	3,973,173
WABCO Holdings, Inc. (a)	244,450	33,619,209
Watts Water Technologies, Inc. Class A	131,710	10,607,923
Woodward, Inc.	263,334	25,369,598
		850,258,049
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	374,845	1,832,992
Genco Shipping & Trading Ltd. (a)	82,800	673,992
Kirby Corp. (a)	257,069	19,079,661
Matson, Inc.	202,475	7,311,372
Pangaea Logistics Solutions Ltd. (a)	5,684	20,576
		28,918,593
Professional Services - 1.4%
Acacia Research Corp. (a)	241,785	737,444
Asgn, Inc. (a)	249,060	16,041,955
Barrett Business Services, Inc.	35,616	2,797,281
BG Staffing, Inc.	40,536	1,011,373
CBIZ, Inc. (a)	264,083	5,448,032
CoStar Group, Inc. (a)	171,790	78,599,079
CRA International, Inc.	38,498	1,923,360
DLH Holdings Corp. (a)	2,257	14,671
Exponent, Inc.	253,484	14,354,799
Forrester Research, Inc.	49,840	2,501,968
Franklin Covey Co. (a)	53,514	1,392,434
FTI Consulting, Inc. (a)	181,025	13,424,814
GEE Group, Inc. (a)(b)	3,724	5,139
GP Strategies Corp. (a)	71,012	1,188,741
Heidrick & Struggles International, Inc.	88,851	3,830,367
Hill International, Inc. (a)	103,820	342,606
Hudson Global, Inc. (a)	73,252	113,541
Huron Consulting Group, Inc. (a)	106,341	4,872,545
ICF International, Inc.	90,453	6,831,011
InnerWorkings, Inc. (a)(b)	215,796	1,046,611
Insperity, Inc.	179,323	22,643,115
Kelly Services, Inc. Class A (non-vtg.)	148,663	3,587,238
Kforce, Inc.	113,040	4,183,610
Korn Ferry	267,516	13,052,106
Lightbridge Corp. (a)	31,907	19,221
Manpower, Inc.	288,494	24,305,620
Marathon Patent Group, Inc. (a)(b)	53,847	33,929
Mastech Digital, Inc. (a)	8,886	59,981
MISTRAS Group, Inc. (a)	85,188	1,344,267
Navigant Consulting, Inc.	204,111	4,202,645
RCM Technologies, Inc. (a)	26,331	121,123
Resources Connection, Inc.	145,001	2,518,667
Spherix, Inc. (a)(b)	4,712	3,969
Staffing 360 Solutions, Inc.	32,301	48,452
TransUnion Holding Co., Inc.	870,603	56,206,130
TriNet Group, Inc. (a)	210,016	12,871,881
TrueBlue, Inc. (a)	189,785	4,368,851
Volt Information Sciences, Inc. (a)	56,277	238,614
WageWorks, Inc. (a)	187,902	6,181,976
Willdan Group, Inc. (a)(b)	45,188	1,711,721
		314,180,887
Road & Rail - 0.8%
AMERCO	36,417	14,005,614
ArcBest Corp.	120,503	4,197,119
Avis Budget Group, Inc. (a)	300,753	10,772,972
Covenant Transport Group, Inc. Class A (a)	58,436	1,332,925
Daseke, Inc. (a)	271,093	1,287,692
Genesee & Wyoming, Inc. Class A (a)(b)	272,602	22,353,364
Heartland Express, Inc.	222,126	4,462,511
Knight-Swift Transportation Holdings, Inc. Class A	586,916	19,737,985
Landstar System, Inc.	191,187	20,778,203
Marten Transport Ltd.	189,930	3,542,195
Old Dominion Freight Lines, Inc.	306,950	46,278,852
P.A.M. Transportation Services, Inc. (a)	11,803	597,940
Patriot Transportation Holding, Inc. (a)	5,715	110,414
Roadrunner Transportation Systems, Inc. (a)(b)	117,512	49,943
Ryder System, Inc.	244,217	15,180,529
Saia, Inc. (a)(b)	122,644	8,114,127
Schneider National, Inc. Class B	136,954	2,997,923
U.S. Xpress Enterprises, Inc.	72,779	636,816
U.S.A. Truck, Inc. (a)	35,507	610,720
Universal Logistics Holdings, Inc.	41,673	923,057
Werner Enterprises, Inc. (b)	204,659	7,066,875
YRC Worldwide, Inc. (a)	164,196	1,259,383
		186,297,159
Trading Companies & Distributors - 1.0%
AeroCentury Corp. (a)	726	8,639
Air Lease Corp. Class A	466,645	17,433,857
Aircastle Ltd.	258,007	5,124,019
Applied Industrial Technologies, Inc.	182,610	10,616,945
Beacon Roofing Supply, Inc. (a)	320,544	11,626,131
BlueLinx Corp. (a)(b)	44,155	1,414,726
BMC Stock Holdings, Inc. (a)	328,879	6,291,455
CAI International, Inc. (a)	83,540	1,968,202
DXP Enterprises, Inc. (a)	77,088	2,726,603
EVI Industries, Inc. (b)	20,175	817,088
GATX Corp. (b)	177,442	14,106,639
General Finance Corp. (a)	73,463	793,400
H&E Equipment Services, Inc.	151,429	4,359,641
HD Supply Holdings, Inc. (a)	859,876	36,983,267
Herc Holdings, Inc. (a)	115,332	5,074,608
Houston Wire & Cable Co. (a)	67,850	383,353
Huttig Building Products, Inc. (a)(b)	72,927	218,052
Kaman Corp.	132,357	8,150,544
Lawson Products, Inc. (a)	24,295	766,993
MRC Global, Inc. (a)(b)	420,542	7,090,338
MSC Industrial Direct Co., Inc. Class A	213,058	17,984,226
Nexeo Solutions, Inc. (a)(b)	287,590	2,855,769
Now, Inc. (a)(b)	507,554	7,324,004
Rush Enterprises, Inc. Class A	167,854	7,036,440
SiteOne Landscape Supply, Inc. (a)(b)	196,868	10,573,780
Systemax, Inc.	72,976	1,478,494
Titan Machinery, Inc. (a)	93,368	1,793,599
Transcat, Inc. (a)	25,989	597,747
Triton International Ltd.	241,639	7,952,339
Univar, Inc. (a)	538,408	12,173,405
Veritiv Corp. (a)	61,994	1,791,007
Watsco, Inc.	150,411	21,642,639
WESCO International, Inc. (a)	217,346	11,834,490
Willis Lease Finance Corp. (a)	18,966	797,710
		241,790,149
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	359,389	14,695,416

TOTAL INDUSTRIALS		3,065,666,535

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.0%
ADTRAN, Inc.	225,381	3,385,223
Aerohive Networks, Inc. (a)	157,493	795,340
Applied Optoelectronics, Inc. (a)(b)	86,263	1,164,551
Arris International PLC (a)	763,436	24,185,652
Aviat Networks, Inc. (a)	17,942	242,755
Bank Technologies, Inc.	68,107	264,255
CalAmp Corp. (a)(b)	167,160	2,323,524
Calix Networks, Inc. (a)	221,093	1,812,963
Ciena Corp. (a)	663,378	28,299,705
Clearfield, Inc. (a)(b)	45,080	654,562
ClearOne, Inc. (b)	68,406	127,235
CommScope Holding Co., Inc. (a)(b)	907,187	21,146,529
Communications Systems, Inc.	9,122	23,717
Comtech Telecommunications Corp.	119,418	3,164,577
Dasan Zhone Solutions, Inc. (a)	21,808	301,605
Digi International, Inc. (a)	131,266	1,732,711
EchoStar Holding Corp. Class A (a)	232,082	8,949,082
EMCORE Corp. (a)	116,856	479,110
Extreme Networks, Inc. (a)	569,457	4,680,937
Finisar Corp. (a)	550,858	13,490,512
Harmonic, Inc. (a)(b)	424,732	2,344,521
Infinera Corp. (a)(b)	738,753	3,775,028
InterDigital, Inc.	155,937	10,873,487
KVH Industries, Inc. (a)	53,392	606,533
Lantronix, Inc. (a)	32,609	89,023
Lumentum Holdings, Inc. (a)	346,138	17,220,366
NETGEAR, Inc. (a)	149,242	5,350,326
NetScout Systems, Inc. (a)	330,243	9,038,751
Network-1 Security Solutions, Inc.	44,887	116,706
Optical Cable Corp. (a)	11,253	60,316
PC-Tel, Inc.	65,156	332,947
Plantronics, Inc.	155,256	7,800,061
Quantenna Communications, Inc. (a)	137,826	2,501,542
Resonant, Inc. (a)(b)	88,838	276,286
Sonus Networks, Inc. (a)	258,535	1,331,455
Technical Communications Corp. (a)	2,782	7,400
Tessco Technologies, Inc.	21,957	362,291
Ubiquiti Networks, Inc. (b)	89,983	12,992,645
ViaSat, Inc. (a)(b)	267,606	20,217,633
Viavi Solutions, Inc. (a)	1,069,698	14,045,135
Westell Technologies, Inc. Class A (a)	36,810	81,718
xG Technology, Inc. (a)	3,373	1,349
		226,650,064
Electronic Equipment & Components - 2.9%
ADDvantage Technologies Group, Inc. (a)	11,707	16,039
ADT, Inc. (b)	587,693	4,701,544
Akoustis Technologies, Inc. (a)(b)	124,372	818,368
Anixter International, Inc. (a)	137,288	8,056,060
Applied DNA Sciences, Inc. (a)(b)	174,455	117,461
Arlo Technologies, Inc.	354,565	1,535,266
Arrow Electronics, Inc. (a)	410,360	32,705,692
Avnet, Inc.	522,357	22,717,306
AVX Corp.	243,060	4,423,692
Badger Meter, Inc.	137,867	8,112,094
Bel Fuse, Inc. Class B (non-vtg.)	43,341	1,059,687
Belden, Inc. (b)	188,392	11,640,742
Benchmark Electronics, Inc.	208,796	5,721,010
Cardtronics PLC (a)(b)	176,081	5,196,150
Casa Systems, Inc. (a)	137,941	1,405,619
CDW Corp.	703,227	66,025,983
ClearSign Combustion Corp. (a)(b)	88,193	93,485
Cognex Corp.	812,318	43,377,781
Coherent, Inc. (a)(b)	113,696	15,130,664
Control4 Corp. (a)	127,580	2,297,716
CTS Corp.	163,045	5,237,005
CUI Global, Inc. (a)	85,811	124,426
Daktronics, Inc.	187,333	1,521,144
Data I/O Corp. (a)	25,384	158,396
Dell Technologies, Inc. (a)	699,127	39,025,269
Digital Ally, Inc. (a)(b)	43,337	156,013
Dolby Laboratories, Inc. Class A	303,099	19,640,815
DPW Holdings, Inc. (a)	240,068	19,830
Dynasil Corp. of America (a)	9,233	9,695
eMagin Corp. (a)(b)	59,414	52,284
ePlus, Inc. (a)	66,423	5,940,873
Fabrinet (a)	172,496	10,091,016
FARO Technologies, Inc. (a)	82,738	3,790,228
Fitbit, Inc. (a)(b)	955,939	5,659,159
Frequency Electronics, Inc. (a)	18,014	209,503
I. D. Systems Inc. (a)	42,210	301,802
Identiv, Inc. (a)	50,133	278,990
IEC Electronics Corp. (a)	42,451	320,081
II-VI, Inc. (a)(b)	280,935	11,934,119
Image Sensing Systems, Inc. (a)	9,582	46,425
Insight Enterprises, Inc. (a)	173,053	9,659,818
Intellicheck, Inc. (a)(b)	10,517	28,501
Iteris, Inc. (a)(b)	122,630	529,762
Itron, Inc. (a)	163,528	8,668,619
Jabil, Inc.	679,959	19,310,836
KEMET Corp.	269,120	5,099,824
KEY Tronic Corp. (a)	23,421	155,515
Kimball Electronics, Inc. (a)	124,149	1,924,310
Knowles Corp. (a)(b)	426,209	6,938,683
LGL Group, Inc. (a)	5,167	37,150
LightPath Technologies, Inc. Class A (a)(b)	75,176	128,175
Littelfuse, Inc.	119,381	23,051,277
LRAD Corp. (a)	78,579	223,950
Luna Innovations, Inc. (a)	134,554	431,918
Maxwell Technologies, Inc. (a)(b)	236,441	1,116,002
Mesa Laboratories, Inc.	16,386	3,770,255
Methode Electronics, Inc. Class A	174,980	4,909,939
MicroVision, Inc. (a)(b)	416,568	474,888
MTS Systems Corp.	86,712	4,621,750
Napco Security Technolgies, Inc. (a)	59,429	1,277,129
National Instruments Corp.	529,899	24,767,479
Neonode, Inc. (a)(b)	11,971	36,272
Novanta, Inc. (a)	154,733	12,646,328
OSI Systems, Inc. (a)	79,055	6,865,927
Par Technology Corp. (a)	50,820	1,370,615
Park Electrochemical Corp.	94,387	1,641,390
PC Connection, Inc.	56,102	2,257,544
PC Mall, Inc. (a)	39,971	1,342,626
Perceptron, Inc. (a)	32,730	242,202
Plexus Corp. (a)	149,774	9,250,042
Research Frontiers, Inc. (a)(b)	70,642	168,128
RF Industries Ltd.	34,355	253,196
Richardson Electronics Ltd.	36,172	269,481
Rogers Corp. (a)	87,106	13,523,207
Sanmina Corp. (a)	319,289	10,198,091
ScanSource, Inc. (a)	121,465	4,561,011
Sigmatron International, Inc. (a)	11,250	35,438
Superconductor Technologies, Inc. (a)	2,752	4,458
SYNNEX Corp. (b)	194,600	19,094,152
Tech Data Corp. (a)	175,446	17,934,090
Trimble, Inc. (a)	1,182,133	47,297,141
TTM Technologies, Inc. (a)(b)	438,906	5,319,541
Vishay Intertechnology, Inc.	632,898	13,873,124
Vishay Precision Group, Inc. (a)	59,862	2,086,789
Wayside Technology Group, Inc.	13,193	158,844
Wireless Telecom Group, Inc. (a)	34,803	66,822
Zebra Technologies Corp. Class A (a)	252,399	50,608,523
		677,900,194
IT Services - 4.1%
3PEA International, Inc. (a)	128,333	944,531
Alithya Group, Inc. (a)	33,434	90,272
ALJ Regional Holdings, Inc. (a)	9,675	18,866
Booz Allen Hamilton Holding Corp. Class A	666,824	35,248,317
Brightcove, Inc. (a)	148,900	1,320,743
CACI International, Inc. Class A (a)	115,946	21,132,318
Carbonite, Inc. (a)	158,934	3,698,394
Cass Information Systems, Inc.	57,105	2,982,594
Computer Task Group, Inc. (a)	43,271	179,575
Conduent, Inc. (a)	855,535	12,507,922
CoreLogic, Inc. (a)	378,442	13,877,468
CSG Systems International, Inc.	156,134	6,487,368
CSP, Inc.	3,489	34,576
Elastic NV (b)	33,812	3,062,015
Endurance International Group Holdings, Inc. (a)	383,302	2,683,114
EPAM Systems, Inc. (a)	239,710	38,780,284
Euronet Worldwide, Inc. (a)(b)	242,054	32,512,693
Everi Holdings, Inc. (a)	349,378	2,686,717
EVERTEC, Inc. (b)	287,306	8,222,698
EVO Payments, Inc. Class A (b)	119,262	3,186,681
Exela Technologies, Inc. (a)	248,418	988,704
ExlService Holdings, Inc. (a)	162,346	9,968,044
First Data Corp. Class A (a)	2,656,437	66,782,826
Genpact Ltd.	651,939	21,657,414
GoDaddy, Inc. (a)	786,344	58,700,580
GreenSky, Inc. Class A (b)	199,263	2,251,672
GTT Communications, Inc. (a)(b)	158,244	4,946,707
Hackett Group, Inc.	126,438	2,055,882
i3 Verticals, Inc. Class A	39,325	827,398
Information Services Group, Inc. (a)	106,909	460,778
Innodata, Inc. (a)	57,046	82,146
Internap Network Services Corp. (a)(b)	84,025	454,575
Leidos Holdings, Inc.	702,773	45,392,108
Limelight Networks, Inc. (a)	525,907	1,535,648
Liveramp Holdings, Inc. (a)(b)	319,696	17,183,660
ManTech International Corp. Class A	126,705	6,886,417
Maximus, Inc.	300,401	21,232,343
ModusLink Global Solutions, Inc. (a)	124,462	255,147
MoneyGram International, Inc. (a)	141,146	342,985
MongoDB, Inc. Class A (a)(b)	129,273	13,128,966
NIC, Inc.	318,663	5,445,951
Okta, Inc. (a)	363,148	30,824,002
Perficient, Inc. (a)	164,494	4,706,173
Perspecta, Inc.	669,349	14,123,264
PFSweb, Inc. (a)	68,404	428,209
Presidio, Inc.	155,674	2,588,859
PRG-Schultz International, Inc. (a)	113,057	1,060,475
Sabre Corp.	1,294,705	29,040,233
Science Applications International Corp.	241,536	18,042,739
ServiceSource International, Inc. (a)	310,800	289,199
Square, Inc. (a)	1,446,700	117,529,908
StarTek, Inc. (a)	45,478	350,635
Switch, Inc. Class A (b)	192,321	1,659,730
Sykes Enterprises, Inc. (a)	188,726	5,584,402
Travelport Worldwide Ltd.	613,336	9,641,642
Ttec Holdings, Inc.	70,995	2,432,289
Twilio, Inc. Class A (a)(b)	441,229	53,693,157
Unisys Corp. (a)(b)	244,414	3,302,033
Virtusa Corp. (a)	130,157	6,569,024
WEX, Inc. (a)	203,181	36,178,409
WidePoint Corp. (a)	264,173	114,176
Worldpay, Inc. (a)	1,416,314	135,682,881
		944,078,536
Semiconductors & Semiconductor Equipment - 2.5%
Acacia Communications, Inc. (a)	137,302	7,325,062
Adesto Technologies Corp. (a)(b)	113,637	668,186
Advanced Energy Industries, Inc. (a)	181,574	9,145,882
AEHR Test Systems (a)(b)	77,697	114,215
Alpha & Omega Semiconductor Ltd. (a)	93,791	1,009,191
Amkor Technology, Inc. (a)	637,965	5,601,333
Amtech Systems, Inc. (a)	53,049	253,574
Aquantia Corp. (a)(b)	126,466	992,758
Atomera, Inc. (a)(b)	60,574	230,181
Axcelis Technologies, Inc. (a)	153,412	3,224,720
AXT, Inc. (a)(b)	163,305	728,340
Brooks Automation, Inc.	334,047	10,726,249
Cabot Microelectronics Corp.	134,837	15,250,065
Ceva, Inc. (a)	108,080	3,006,786
Cirrus Logic, Inc. (a)	283,710	11,385,282
Cohu, Inc.	188,749	3,376,720
Cree, Inc. (a)(b)	483,926	26,330,414
CVD Equipment Corp. (a)	12,659	53,548
CyberOptics Corp. (a)(b)	31,816	635,047
Cypress Semiconductor Corp.	1,691,184	26,094,969
Diodes, Inc. (a)	189,017	7,623,056
DSP Group, Inc. (a)	98,205	1,348,355
Entegris, Inc. (b)	660,668	23,341,400
First Solar, Inc. (a)	353,082	18,554,459
FormFactor, Inc. (a)	353,481	5,602,674
GSI Technology, Inc. (a)	64,516	522,580
Ichor Holdings Ltd. (a)(b)	108,787	2,281,263
Impinj, Inc. (a)(b)	76,135	1,273,739
Inphi Corp. (a)(b)	206,869	8,940,878
Integrated Device Technology, Inc. (a)	599,973	28,996,695
Intermolecular, Inc. (a)	44,940	44,940
Intest Corp. (a)	33,374	241,962
Kopin Corp. (a)(b)	260,464	398,510
Kulicke & Soffa Industries, Inc. (b)	320,420	7,472,194
Lattice Semiconductor Corp. (a)	607,263	7,165,703
MACOM Technology Solutions Holdings, Inc. (a)(b)	214,700	4,098,623
Marvell Technology Group Ltd.	2,776,763	55,396,422
MaxLinear, Inc. Class A (a)(b)	298,554	7,505,648
MKS Instruments, Inc.	253,648	21,019,810
Monolithic Power Systems, Inc. (b)	184,117	24,691,931
MoSys, Inc. (a)	16,268	2,831
Nanometrics, Inc. (a)	114,537	3,259,723
NeoPhotonics Corp. (a)	159,367	1,274,936
NVE Corp.	23,223	2,387,789
ON Semiconductor Corp. (a)	1,978,633	42,501,037
PDF Solutions, Inc. (a)(b)	129,721	1,544,977
Photronics, Inc. (a)	319,010	3,129,488
Pixelworks, Inc. (a)(b)	137,421	548,310
Power Integrations, Inc.	139,087	10,161,696
QuickLogic Corp. (a)(b)	362,578	311,817
Rambus, Inc. (a)	519,670	5,337,011
Rubicon Technology, Inc. (a)(b)	8,459	70,125
Rudolph Technologies, Inc. (a)	153,852	3,473,978
Semtech Corp. (a)(b)	308,330	16,970,483
Silicon Laboratories, Inc. (a)	204,407	16,561,055
SMART Global Holdings, Inc. (a)(b)	58,545	1,715,954
SolarEdge Technologies, Inc. (a)(b)	203,796	8,612,419
SunPower Corp. (a)(b)	306,995	1,980,118
Synaptics, Inc. (a)(b)	165,586	6,933,086
Teradyne, Inc.	840,791	34,329,497
Ultra Clean Holdings, Inc. (a)(b)	191,553	2,040,039
Universal Display Corp. (b)	199,334	29,748,606
Veeco Instruments, Inc. (a)	224,720	2,566,302
Versum Materials, Inc.	511,998	25,087,902
Xperi Corp.	227,628	5,463,072
		578,685,615
Software - 8.4%
2U, Inc. (a)(b)	273,392	20,148,990
8x8, Inc. (a)(b)	440,459	8,663,829
A10 Networks, Inc. (a)	262,218	1,830,282
ACI Worldwide, Inc. (a)	553,306	17,633,862
Agilysys, Inc. (a)	89,256	1,865,450
Alarm.com Holdings, Inc. (a)(b)	163,450	10,727,224
Altair Engineering, Inc. Class A (a)	127,452	4,519,448
Alteryx, Inc. Class A (a)(b)	140,055	10,687,597
Amber Road, Inc. (a)	102,007	1,003,749
American Software, Inc. Class A	136,738	1,584,793
Anaplan, Inc.	79,056	2,965,391
AppFolio, Inc. (a)	59,186	4,277,964
Appian Corp. Class A (a)(b)	133,848	4,884,114
Aspen Technology, Inc. (a)	332,437	33,479,730
Asure Software, Inc. (a)(b)	56,901	367,580
AudioEye, Inc. (a)(b)	21,578	230,021
Avalara, Inc. (b)	34,650	1,809,077
Avaya Holdings Corp. (a)(b)	482,314	7,471,044
Aware, Inc. (a)	24,042	96,408
Benefitfocus, Inc. (a)(b)	111,670	5,485,230
Black Knight, Inc. (a)	664,889	34,740,450
Blackbaud, Inc.	229,821	17,751,374
BlackLine, Inc. (a)(b)	172,550	9,031,267
Bottomline Technologies, Inc. (a)	177,396	8,848,512
Box, Inc. Class A (a)	683,270	13,829,385
Bridgeline Digital, Inc. (a)	952	217
BroadVision, Inc. (a)	7,279	11,938
BSQUARE Corp. (a)	35,232	72,226
Carbon Black, Inc.	40,598	531,428
Cardlytics, Inc. (a)(b)	48,583	856,032
CDK Global, Inc.	603,761	35,024,176
Ceridian HCM Holding, Inc. (b)	169,950	8,330,949
ChannelAdvisor Corp. (a)	119,697	1,547,682
Cision Ltd. (a)	353,867	4,607,348
Cloudera, Inc. (a)	1,020,483	14,868,437
CommVault Systems, Inc. (a)	179,544	12,099,470
Cornerstone OnDemand, Inc. (a)	254,701	14,390,607
Coupa Software, Inc. (a)(b)	241,174	22,716,179
Digimarc Corp. (a)(b)	56,801	1,713,686
Digital Turbine, Inc. (a)(b)	264,061	839,714
DocuSign, Inc. (b)	106,943	5,897,906
Domo, Inc. Class B (b)	51,422	1,783,829
Dropbox, Inc. Class A (a)	437,723	10,444,071
Ebix, Inc.	105,774	6,163,451
eGain Communications Corp. (a)	87,988	997,784
Ellie Mae, Inc. (a)(b)	163,317	16,248,408
Envestnet, Inc. (a)(b)	215,987	13,177,367
Everbridge, Inc. (a)	133,799	9,460,927
Evolving Systems, Inc. (a)	27,005	36,457
Fair Isaac Corp. (a)	136,389	33,799,922
Finjan Holdings, Inc. (a)	96,080	304,574
FireEye, Inc. (a)	917,389	15,375,440
Five9, Inc. (a)(b)	277,488	14,717,964
Forescout Technologies, Inc. (a)	105,863	4,397,549
Fusion Connect, Inc. (a)(b)	106,889	196,676
Globalscape, Inc.	28,877	131,102
GSE Systems, Inc. (a)	32,533	101,178
Guidewire Software, Inc. (a)	380,566	34,913,125
HubSpot, Inc. (a)(b)	171,192	28,825,309
HyreCar, Inc. (b)	16,679	94,904
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	112,278
Inseego Corp. (a)(b)	262,109	1,399,662
Instructure, Inc. (a)(b)	149,823	7,001,229
Intelligent Systems Corp. (a)	23,670	441,919
Inuvo, Inc. (a)	95,405	119,256
Issuer Direct Corp.	35,231	465,402
j2 Global, Inc. (b)	220,868	18,775,989
LivePerson, Inc. (a)	271,786	7,599,137
LogMeIn, Inc.	239,243	19,005,464
Majesco (a)(b)	60,165	438,001
MAM Software Group, Inc. (a)	1,366	11,679
Manhattan Associates, Inc. (a)(b)	307,314	16,825,442
Marin Software, Inc. (a)	22,030	90,543
MicroStrategy, Inc. Class A (a)	44,348	6,275,242
Mitek Systems, Inc. (a)	165,742	1,791,671
MobileIron, Inc. (a)	343,623	1,738,732
Model N, Inc. (a)	133,183	2,304,066
Monotype Imaging Holdings, Inc.	194,093	3,804,223
Net Element International, Inc. (a)(b)	15,603	96,739
NetSol Technologies, Inc. (a)	40,740	330,401
New Relic, Inc. (a)	215,891	22,830,473
Nuance Communications, Inc. (a)	1,349,978	22,639,131
Nutanix, Inc. Class A (a)(b)	347,929	17,427,764
NXT-ID, Inc. (a)(b)	86,540	88,271
Onespan, Inc. (a)	153,142	3,261,925
Palo Alto Networks, Inc. (a)	441,953	108,839,765
Parametric Technology Corp. (a)	500,313	46,439,053
Park City Group, Inc. (a)(b)	64,528	513,643
Paycom Software, Inc. (a)(b)	227,786	41,395,550
Paylocity Holding Corp. (a)(b)	149,863	13,123,503
Pegasystems, Inc.	174,592	11,472,440
Pivotal Software, Inc. (b)	199,322	4,468,799
Pluralsight, Inc. (b)	108,505	3,527,498
Progress Software Corp.	213,298	7,845,100
Proofpoint, Inc. (a)	257,930	30,458,954
PROS Holdings, Inc. (a)	167,589	7,139,291
Q2 Holdings, Inc. (a)(b)	176,939	12,176,942
QAD, Inc.:
Class A	34,635	1,567,580
Class B	23,915	834,394
Qualys, Inc. (a)	159,716	13,357,049
Qumu Corp. (a)	82,505	194,299
Rapid7, Inc. (a)	196,618	9,050,327
RealNetworks, Inc. (a)	88,984	294,537
RealPage, Inc. (a)(b)	347,860	21,292,511
Red Violet, Inc. (a)(b)	23,864	178,741
Rimini Street, Inc. (a)	6,669	36,413
RingCentral, Inc. (a)	322,722	33,979,399
RumbleON, Inc. Class B (a)(b)	35,071	177,810
SailPoint Technologies Holding, Inc. (a)	312,967	9,651,902
SeaChange International, Inc. (a)	123,967	179,752
SecureWorks Corp. (a)(b)	51,274	1,137,770
ServiceNow, Inc. (a)	840,950	201,357,068
SharpSpring, Inc. (a)	15,949	240,032
ShiftPixy, Inc. (a)(b)	15,135	23,157
ShotSpotter, Inc. (a)(b)	37,512	1,873,349
SITO Mobile Ltd. (a)(b)	82,134	172,481
Smartsheet, Inc.	62,648	2,395,660
Smith Micro Software, Inc. (a)(b)	73,339	141,544
Splunk, Inc. (a)	688,027	93,489,109
SPS Commerce, Inc. (a)	83,997	8,969,200
SS&C Technologies Holdings, Inc.	1,011,299	62,275,792
Support.com, Inc. (a)	54,868	131,135
SurveyMonkey (b)	74,549	1,130,908
Synacor, Inc. (a)(b)	119,442	210,218
Synchronoss Technologies, Inc. (a)	180,223	1,450,795
Tableau Software, Inc. (a)	335,893	44,304,287
Telaria, Inc. (a)	121,247	676,558
TeleNav, Inc. (a)	154,412	923,384
Tenable Holdings, Inc. (b)	53,917	1,681,132
Teradata Corp. (a)	550,111	26,608,869
The Rubicon Project, Inc. (a)	225,473	1,323,527
The Trade Desk, Inc. (a)(b)	169,960	33,573,898
TiVo Corp.	586,293	5,880,519
Tyler Technologies, Inc. (a)	181,763	37,223,245
Ultimate Software Group, Inc. (a)	145,659	48,285,959
Upland Software, Inc. (a)	78,771	2,764,862
Upwork, Inc.	292,307	6,924,753
Varonis Systems, Inc. (a)	140,959	8,029,025
Verint Systems, Inc. (a)	307,544	16,376,718
Veritone, Inc. (a)(b)	39,592	244,283
VirnetX Holding Corp. (a)(b)	291,876	1,777,525
VMware, Inc. Class A	355,343	61,051,481
Workday, Inc. Class A (a)(b)	685,751	135,730,695
Workiva, Inc. (a)	123,943	6,128,981
Yext, Inc. (a)	302,834	5,626,656
Zedge, Inc. (a)	22,584	45,620
Zendesk, Inc. (a)	502,038	39,671,043
Zix Corp. (a)	274,741	2,480,911
Zscaler, Inc. (a)(b)	67,396	3,348,233
Zuora, Inc. (b)	63,407	1,506,550
		1,938,867,626
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	541,509	7,646,107
Astro-Med, Inc.	35,940	700,111
Avid Technology, Inc. (a)(b)	150,202	713,460
Boxlight Corp. (a)(b)	37,515	106,543
CPI Card Group (a)(b)	14,163	52,261
Cray, Inc. (a)	197,302	4,839,818
Diebold Nixdorf, Inc. (b)	374,987	3,446,131
Eastman Kodak Co. (a)(b)	178,692	543,224
Electronics for Imaging, Inc. (a)(b)	206,893	5,594,387
Everspin Technologies, Inc. (a)(b)	33,541	307,236
Immersion Corp. (a)	146,659	1,316,998
Intevac, Inc. (a)	87,082	551,229
NCR Corp. (a)(b)	553,964	15,522,071
One Stop Systems, Inc.	500	1,140
Pure Storage, Inc. Class A (a)(b)	811,185	16,613,069
Qualstar Corp. (a)	11,767	77,662
Transact Technologies, Inc.	27,805	287,782
U.S.A. Technologies, Inc. (a)(b)	270,452	1,070,990
		59,390,219

TOTAL INFORMATION TECHNOLOGY		4,425,572,254

MATERIALS - 4.5%
Chemicals - 2.0%
A. Schulman, Inc. rights (a)(c)	134,313	58,158
Advanced Emissions Solutions, Inc. (b)	96,954	1,145,996
AdvanSix, Inc. (a)	140,165	4,590,404
AgroFresh Solutions, Inc. (a)(b)	114,965	495,499
American Vanguard Corp.	125,193	2,351,125
Amyris, Inc. (a)(b)	222,319	1,053,792
Ashland Global Holdings, Inc.	292,216	22,611,674
Axalta Coating Systems Ltd. (a)	1,003,451	26,822,245
Balchem Corp.	154,052	13,669,034
Cabot Corp.	279,950	13,124,056
Chase Corp.	34,410	3,322,286
Core Molding Technologies, Inc.	29,730	226,730
Element Solutions, Inc. (a)	1,098,536	12,369,515
Ferro Corp. (a)	404,171	7,836,876
Flotek Industries, Inc. (a)(b)	264,681	846,979
FutureFuel Corp.	128,970	2,378,207
H.B. Fuller Co.	238,573	12,043,165
Hawkins, Inc.	45,489	1,875,057
Huntsman Corp.	1,006,761	24,957,605
Ingevity Corp. (a)	198,319	22,850,315
Innophos Holdings, Inc.	91,648	3,042,714
Innospec, Inc.	114,722	9,391,143
Intrepid Potash, Inc. (a)	450,889	1,713,378
Koppers Holdings, Inc. (a)	104,535	2,570,516
Kraton Performance Polymers, Inc. (a)	150,336	5,348,955
Kronos Worldwide, Inc.	117,333	1,789,328
Loop Industries, Inc. (a)(b)	37,261	361,059
LSB Industries, Inc. (a)(b)	90,767	639,907
Marrone Bio Innovations, Inc. (a)(b)	160,000	260,800
Minerals Technologies, Inc.	169,840	10,054,528
NewMarket Corp.	42,088	18,476,632
Northern Technologies International Corp.	6,466	201,093
Olin Corp.	782,106	20,225,261
OMNOVA Solutions, Inc. (a)	212,455	1,731,508
PolyOne Corp.	373,870	12,195,639
PQ Group Holdings, Inc. (a)(b)	186,408	3,053,363
Quaker Chemical Corp.	63,426	13,255,400
Rayonier Advanced Materials, Inc.	246,939	3,479,371
RPM International, Inc.	622,094	36,000,580
Sensient Technologies Corp.	196,717	12,727,590
Stepan Co.	97,376	9,163,082
Taronis Technologies, Inc. (a)	46,027	26,378
The Chemours Co. LLC	809,565	30,787,757
The Scotts Miracle-Gro Co. Class A (b)	183,168	15,001,459
Trecora Resources (a)	74,960	719,616
Tredegar Corp.	118,547	2,065,089
Trinseo SA	197,641	9,919,602
Tronox Ltd. Class A	445,970	5,275,825
Valhi, Inc.	140,481	568,948
Valvoline, Inc.	892,188	16,764,213
Venator Materials PLC (a)	253,191	1,491,295
W.R. Grace & Co.	313,170	24,323,914
Westlake Chemical Corp.	168,865	11,798,598
		459,053,259
Construction Materials - 0.2%
Eagle Materials, Inc.	219,336	16,766,044
Forterra, Inc. (a)(b)	86,988	456,687
Foundation Building Materials, Inc. (a)	70,573	784,772
nVent Electric PLC	766,862	21,073,368
Summit Materials, Inc. (a)(b)	527,715	8,971,155
Tecnoglass, Inc. (b)	22,511	199,222
U.S. Concrete, Inc. (a)(b)	74,738	2,997,741
United States Lime & Minerals, Inc.	10,066	724,752
		51,973,741
Containers & Packaging - 0.8%
Aptargroup, Inc. (b)	295,373	30,048,295
Bemis Co., Inc.	424,012	22,430,235
Berry Global Group, Inc. (a)	611,116	32,065,257
Crown Holdings, Inc. (a)	631,864	34,303,897
Graphic Packaging Holding Co.	1,441,146	17,553,158
Greif, Inc.:
Class A	94,555	3,801,111
Class B	47,597	2,163,760
Myers Industries, Inc.	167,613	3,198,056
Owens-Illinois, Inc.	749,516	14,930,359
Silgan Holdings, Inc.	367,321	10,398,858
Sonoco Products Co.	469,121	27,157,415
UFP Technologies, Inc. (a)	22,187	743,265
		198,793,666
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,474,468	4,452,893
Alcoa Corp. (a)	876,957	25,870,232
Allegheny Technologies, Inc. (a)(b)	591,031	16,921,218
Ampco-Pittsburgh Corp. (a)	38,813	152,923
Atkore International Group, Inc. (a)	223,647	5,166,246
Carpenter Technology Corp.	222,189	10,429,552
Century Aluminum Co. (a)	227,020	1,959,183
Cleveland-Cliffs, Inc. (b)	1,404,787	15,579,088
Coeur d'Alene Mines Corp. (a)(b)	981,441	4,691,288
Commercial Metals Co.	543,716	8,998,500
Compass Minerals International, Inc.	158,003	8,276,197
Comstock Mining, Inc. (a)	43,965	7,034
Friedman Industries	25,968	195,020
General Moly, Inc. (a)	199,078	49,770
Gold Resource Corp.	295,183	1,384,408
Golden Minerals Co. (a)(b)	162,066	32,413
Haynes International, Inc.	60,078	2,113,544
Hecla Mining Co.	2,303,355	5,528,052
Kaiser Aluminum Corp.	78,459	8,589,691
Livent Corp. (b)	103,156	1,320,397
Materion Corp.	95,281	5,505,336
McEwen Mining, Inc. (b)	1,279,024	2,315,033
Olympic Steel, Inc.	44,454	863,297
Paramount Gold Nevada Corp. (a)(b)	22,322	21,291
Pershing Gold Corp. (a)	67,767	89,452
Reliance Steel & Aluminum Co.	329,629	29,419,388
Royal Gold, Inc.	310,126	27,418,240
Ryerson Holding Corp. (a)	81,593	691,093
Schnitzer Steel Industries, Inc. Class A	125,116	3,040,319
Solitario Exploration & Royalty Corp. (a)	56,754	16,459
Steel Dynamics, Inc.	1,075,513	40,138,145
SunCoke Energy, Inc.	310,446	3,079,624
Synalloy Corp.	36,188	552,591
TimkenSteel Corp. (a)(b)	189,105	2,356,248
U.S. Antimony Corp. (a)(b)	139,038	73,690
U.S. Gold Corp. (a)	6,781	6,413
United States Steel Corp.	825,135	18,491,275
Universal Stainless & Alloy Products, Inc. (a)	38,127	700,774
Warrior Metropolitan Coal, Inc.	207,246	6,068,163
Worthington Industries, Inc.	191,427	7,524,995
		270,089,475
Paper & Forest Products - 0.3%
Boise Cascade Co.	191,889	5,351,784
Clearwater Paper Corp. (a)	80,070	2,290,002
Domtar Corp.	294,222	14,978,842
Louisiana-Pacific Corp.	667,297	16,862,595
Mercer International, Inc. (SBI)	214,087	3,065,726
Neenah, Inc.	79,790	5,392,208
P.H. Glatfelter Co.	206,113	2,772,220
Resolute Forest Products	436,776	3,564,092
Schweitzer-Mauduit International, Inc.	146,136	5,635,004
Verso Corp. (a)	164,546	3,233,329
		63,145,802

TOTAL MATERIALS		1,043,055,943

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust (SBI)	387,791	11,048,166
Agree Realty Corp. (b)	167,290	10,995,972
Alexander & Baldwin, Inc.	324,730	7,446,059
Alexanders, Inc.	18,318	6,992,164
American Assets Trust, Inc.	186,798	8,114,505
American Campus Communities, Inc.	644,813	29,055,274
American Finance Trust, Inc.	264,590	2,860,218
American Homes 4 Rent Class A	1,202,560	26,263,910
Americold Realty Trust	282,836	8,131,535
Apple Hospitality (REIT), Inc.	999,826	16,477,132
Armada Hoffler Properties, Inc.	233,365	3,570,485
Ashford Hospitality Trust, Inc.	421,427	2,258,849
Bluerock Residential Growth (REIT), Inc.	113,385	1,201,881
Braemar Hotels & Resorts, Inc.	146,054	1,901,623
Brandywine Realty Trust (SBI)	832,656	13,089,352
Brixmor Property Group, Inc. (b)	1,389,801	24,265,925
BRT Realty Trust	35,820	476,406
Camden Property Trust (SBI)	435,154	42,684,256
CareTrust (REIT), Inc.	416,082	9,295,272
CatchMark Timber Trust, Inc.	220,765	2,108,306
CBL & Associates Properties, Inc. (b)	849,300	1,817,502
Cedar Realty Trust, Inc.	422,277	1,469,524
Chatham Lodging Trust	215,213	4,299,956
Chesapeake Lodging Trust	285,321	8,593,869
CIM Commercial Trust Corp. (b)	35,238	642,389
City Office REIT, Inc.	185,191	2,037,101
Clipper Realty, Inc.	58,110	764,728
Colony Capital, Inc.	2,316,489	12,879,679
Columbia Property Trust, Inc.	544,617	11,780,066
Community Healthcare Trust, Inc.	84,297	3,008,560
Condor Hospitality Trust, Inc.	248	1,999
CorEnergy Infrastructure Trust, Inc. (b)	59,896	2,183,808
CorePoint Lodging, Inc.	196,341	2,742,884
CoreSite Realty Corp.	173,639	17,754,588
Corporate Office Properties Trust (SBI)	505,263	13,131,785
Corrections Corp. of America	563,149	11,927,496
Cousins Properties, Inc.	1,937,625	18,446,190
CubeSmart	870,320	26,666,605
CyrusOne, Inc.	499,774	24,908,736
DDR Corp.	699,919	9,343,919
DiamondRock Hospitality Co.	940,110	10,049,776
Douglas Emmett, Inc.	752,688	29,053,757
Easterly Government Properties, Inc.	289,548	5,206,073
EastGroup Properties, Inc.	175,587	18,552,522
Empire State Realty Trust, Inc.	641,782	9,767,922
EPR Properties	348,720	25,623,946
Equity Commonwealth	570,719	18,633,975
Equity Lifestyle Properties, Inc.	422,937	45,947,876
Essential Properties Realty Trust, Inc.	173,922	2,951,456
Farmland Partners, Inc. (b)	178,574	917,870
First Industrial Realty Trust, Inc.	595,933	19,975,674
Four Corners Property Trust, Inc.	331,708	9,085,482
Franklin Street Properties Corp.	511,086	3,700,263
Front Yard Residential Corp. Class B	237,862	2,647,404
Gaming & Leisure Properties	936,714	34,077,655
Getty Realty Corp.	163,828	5,398,133
Gladstone Commercial Corp.	160,908	3,321,141
Gladstone Land Corp. (b)	75,310	920,288
Global Medical REIT, Inc.	114,491	1,179,257
Global Net Lease, Inc.	354,872	6,330,916
Global Self Storage, Inc.	69,168	273,214
Government Properties Income Trust (b)	227,525	6,941,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	293,794	7,233,208
Healthcare Realty Trust, Inc.	593,539	18,785,509
Healthcare Trust of America, Inc.	966,423	27,533,391
Hersha Hospitality Trust	176,585	3,328,627
Highwoods Properties, Inc. (SBI)	480,851	22,268,210
Hospitality Properties Trust (SBI)	771,158	20,875,247
Hudson Pacific Properties, Inc.	731,136	24,288,338
Independence Realty Trust, Inc.	411,179	4,259,814
Industrial Logistics Properties Trust	396,176	8,264,231
InfraReit, Inc.	177,881	3,797,759
Investors Real Estate Trust	60,813	3,671,889
Invitation Homes, Inc.	1,394,239	32,067,497
iStar Financial, Inc.	328,567	2,874,961
JBG SMITH Properties	509,922	20,544,757
Jernigan Capital, Inc.	93,678	2,009,393
Kilroy Realty Corp.	470,234	34,660,948
Kite Realty Group Trust	398,363	6,270,234
Lamar Advertising Co. Class A	401,138	31,116,275
Lexington Corporate Properties Trust	974,247	9,050,755
Liberty Property Trust (SBI)	687,632	32,545,623
Life Storage, Inc.	221,480	21,616,448
LTC Properties, Inc.	189,925	8,436,469
Mack-Cali Realty Corp.	433,834	9,114,852
MedEquities Realty Trust, Inc.	163,288	1,739,017
Medical Properties Trust, Inc.	1,705,065	31,083,335
Monmouth Real Estate Investment Corp. Class A	433,594	5,749,456
National Health Investors, Inc.	199,888	15,597,261
National Retail Properties, Inc.	744,638	38,795,640
National Storage Affiliates Trust	276,416	7,828,101
New Senior Investment Group, Inc.	420,401	2,169,269
NexPoint Residential Trust, Inc.	104,316	3,749,117
NorthStar Realty Europe Corp.	242,166	4,344,458
Omega Healthcare Investors, Inc.	945,114	33,929,593
One Liberty Properties, Inc.	71,120	2,049,678
Outfront Media, Inc.	651,734	14,624,911
Paramount Group, Inc.	952,789	13,682,050
Park Hotels & Resorts, Inc.	952,869	29,767,628
Pebblebrook Hotel Trust (b)	591,602	18,937,180
Pennsylvania Real Estate Investment Trust (SBI)	306,593	1,885,547
Physicians Realty Trust	861,306	15,563,799
Piedmont Office Realty Trust, Inc. Class A	629,524	12,886,356
Plymouth Industrial REIT, Inc.	20,287	311,608
Potlatch Corp.	319,780	11,508,882
Power (REIT) (a)	1,204	7,344
Preferred Apartment Communities, Inc. Class A	205,224	3,127,614
PS Business Parks, Inc.	97,264	14,314,343
QTS Realty Trust, Inc. Class A	241,351	10,071,577
Ramco-Gershenson Properties Trust (SBI)	391,200	4,960,416
Rayonier, Inc.	612,894	18,061,986
Regional Health Properties, Inc. (a)(b)	3,317	4,014
Retail Opportunity Investments Corp.	532,782	9,147,867
Retail Properties America, Inc.	1,018,696	12,692,952
Rexford Industrial Realty, Inc.	430,866	14,770,086
RLJ Lodging Trust	820,382	15,234,494
Ryman Hospitality Properties, Inc.	241,277	19,541,024
Sabra Health Care REIT, Inc.	843,638	15,286,721
Safety Income and Growth, Inc.	45,219	865,944
Saul Centers, Inc.	57,521	3,259,715
Senior Housing Properties Trust (SBI)	1,122,843	14,540,817
Seritage Growth Properties (b)	129,119	5,700,604
Sotherly Hotels, Inc.	41,362	269,267
Spirit MTA REIT	195,715	1,438,505
Spirit Realty Capital, Inc.	401,960	15,531,734
Stag Industrial, Inc.	492,458	13,631,237
Store Capital Corp.	883,522	28,687,959
Summit Hotel Properties, Inc.	508,627	5,793,262
Sun Communities, Inc.	406,715	46,190,623
Sunstone Hotel Investors, Inc.	1,066,927	16,057,251
Tanger Factory Outlet Centers, Inc. (b)	441,897	9,540,556
Taubman Centers, Inc.	287,574	15,350,700
Terreno Realty Corp.	277,424	11,346,642
The GEO Group, Inc.	577,706	13,125,480
TIER REIT, Inc.	266,472	6,461,946
UMH Properties, Inc.	171,977	2,352,645
Uniti Group, Inc. (b)	841,019	8,107,423
Universal Health Realty Income Trust (SBI)	61,968	4,614,757
Urban Edge Properties	531,881	10,329,129
Urstadt Biddle Properties, Inc. Class A	153,059	3,201,994
VEREIT, Inc.	4,536,341	36,154,638
Washington Prime Group, Inc.	898,894	5,195,607
Washington REIT (SBI)	371,259	9,834,651
Weingarten Realty Investors (SBI)	562,097	16,194,015
Wheeler REIT, Inc. (a)(b)	33,737	67,811
Whitestone REIT Class B	198,061	2,576,774
WP Carey, Inc.	748,283	55,275,665
Xenia Hotels & Resorts, Inc.	526,840	10,289,185
		1,793,219,357
Real Estate Management & Development - 0.7%
Altisource Asset Management Corp. (a)(b)	2,426	91,339
Altisource Portfolio Solutions SA (a)(b)	52,112	1,306,448
American Realty Investments, Inc. (a)	1,984	25,197
Boston Omaha Corp. (a)(b)	44,157	1,103,042
Colony NorthStar Credit Real Estate, Inc.	413,633	7,209,623
Consolidated-Tomoka Land Co.	24,760	1,463,316
eXp World Holdings, Inc. (a)(b)	172,507	1,940,704
Forestar Group, Inc. (a)	50,579	858,326
FRP Holdings, Inc. (a)(b)	35,320	1,810,150
Griffin Industrial Realty, Inc.	7,815	266,023
HFF, Inc.	185,275	8,374,430
Howard Hughes Corp. (a)	184,686	20,570,327
InterGroup Corp. (a)	829	25,740
J.W. Mays, Inc. (a)	15	592
Jones Lang LaSalle, Inc.	215,197	35,533,329
Kennedy-Wilson Holdings, Inc.	598,183	12,430,243
Marcus & Millichap, Inc. (a)(b)	102,706	3,966,506
Maui Land & Pineapple, Inc. (a)(b)	29,867	340,782
Newmark Group, Inc.	707,338	6,549,950
RE/MAX Holdings, Inc.	89,260	3,501,670
Realogy Holdings Corp. (b)	551,107	7,495,055
Redfin Corp. (a)(b)	321,140	6,413,166
Retail Value, Inc.	73,687	2,293,876
Stratus Properties, Inc. (a)	12,864	312,595
Tejon Ranch Co. (a)	122,777	2,270,147
The St. Joe Co. (a)(b)	299,484	4,653,981
Transcontinental Realty Investors, Inc. (a)(b)	1,582	52,364
Trinity Place Holdings, Inc. (a)	36,266	147,603
VICI Properties, Inc.	1,674,651	35,686,813
		166,693,337

TOTAL REAL ESTATE		1,959,912,694

UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	244,355	19,804,973
El Paso Electric Co.	190,518	10,249,868
Genie Energy Ltd. Class B (b)	91,391	829,830
Hawaiian Electric Industries, Inc.	504,543	19,313,906
IDACORP, Inc.	238,373	23,458,287
MGE Energy, Inc.	168,861	10,793,595
OGE Energy Corp.	932,503	39,650,028
Otter Tail Corp.	193,064	9,707,258
PNM Resources, Inc.	378,043	16,512,918
Portland General Electric Co.	416,240	20,870,274
Spark Energy, Inc. Class A, (b)	72,291	722,187
Vistra Energy Corp.	1,844,930	48,041,977
		219,955,101
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	78,967	7,107,820
National Fuel Gas Co.	405,840	24,427,510
New Jersey Resources Corp.	415,592	20,114,653
Northwest Natural Holding Co.	133,892	8,598,544
ONE Gas, Inc.	245,975	21,264,539
RGC Resources, Inc.	49,903	1,375,327
South Jersey Industries, Inc. (b)	424,905	12,301,000
Southwest Gas Holdings, Inc.	248,835	20,389,540
Spire, Inc.	236,574	18,765,050
UGI Corp.	810,554	44,499,415
		178,843,398
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (b)	105,552	1,527,337
NRG Yield, Inc.:
Class A	157,222	2,320,597
Class C	355,841	5,334,057
Ormat Technologies, Inc.	241,837	13,501,760
Pattern Energy Group, Inc.	426,018	8,886,735
Terraform Power, Inc. (b)	401,682	5,025,042
		36,595,528
Multi-Utilities - 0.4%
Avangrid, Inc.	268,092	12,962,248
Avista Corp.	299,040	12,084,206
Black Hills Corp.	256,884	18,233,626
MDU Resources Group, Inc.	915,704	24,192,900
NorthWestern Energy Corp.	241,481	16,551,108
Unitil Corp.	71,518	3,927,053
		87,951,141
Water Utilities - 0.3%
American States Water Co.	176,231	12,535,311
Aqua America, Inc.	853,143	30,661,959
AquaVenture Holdings Ltd. (a)(b)	64,656	1,430,191
Artesian Resources Corp. Class A	37,388	1,467,105
Cadiz, Inc. (a)(b)	116,064	1,140,909
California Water Service Group	231,494	12,042,318
Connecticut Water Service, Inc.	57,506	3,857,502
Middlesex Water Co.	79,156	4,659,914
Pure Cycle Corp. (a)	68,372	693,292
Select Energy Services, Inc. Class A (a)	300,092	3,024,927
SJW Corp.	106,985	6,544,272
York Water Co.	56,219	2,049,183
		80,106,883

TOTAL UTILITIES		603,452,051

TOTAL COMMON STOCKS
(Cost $17,002,447,684)		22,906,661,835

Money Market Funds - 14.4%
Fidelity Cash Central Fund, 2.44% (e)	87,621,917	87,639,442
Fidelity Securities Lending Cash Central Fund 2.45% (e)(f)	3,218,619,301	3,218,941,163
TOTAL MONEY MARKET FUNDS
(Cost $3,306,580,605)		3,306,580,605
TOTAL INVESTMENT IN SECURITIES - 113.9%
(Cost $20,309,028,289)		26,213,242,440
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(3,201,181,661)
NET ASSETS - 100%		$23,012,060,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	800	March 2019	$63,020,000	$6,164,703	$6,164,703
CME E-mini S&P MidCap 400 Index Contracts (United States)	221	March 2019	42,228,680	3,698,347	3,698,346
TOTAL FUTURES CONTRACTS					$9,863,049

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,324,548
Fidelity Securities Lending Cash Central Fund	27,646,399
Total	$28,970,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,143,927,745	$1,143,921,505	$--	$6,240
Consumer Discretionary	2,748,741,791	2,748,741,791	--	--
Consumer Staples	566,839,659	566,839,659	--	--
Energy	724,728,822	724,728,822	--	--
Financials	3,811,051,033	3,811,051,033	--	--
Health Care	2,813,713,308	2,813,713,306	--	2
Industrials	3,065,666,535	3,065,666,535	--	--
Information Technology	4,425,572,254	4,425,572,254	--	--
Materials	1,043,055,943	1,042,997,785	--	58,158
Real Estate	1,959,912,694	1,959,912,694	--	--
Utilities	603,452,051	603,452,051	--	--
Money Market Funds	3,306,580,605	3,306,580,605	--	--
Total Investments in Securities:	$26,213,242,440	$26,213,178,040	$--	$64,400
Derivative Instruments:
Assets
Futures Contracts	$9,863,049	$9,863,049	$--	$--
Total Assets	$9,863,049	$9,863,049	$--	$--
Total Derivative Instruments:	$9,863,049	$9,863,049	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,863,049	$0
Total Equity Risk	9,863,049	0
Total Value of Derivatives	$9,863,049	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $3,110,137,190) — See accompanying schedule: Unaffiliated issuers (cost $17,002,447,684)	$22,906,661,835
Fidelity Central Funds (cost $3,306,580,605)	3,306,580,605
Total Investment in Securities (cost $20,309,028,289)		$26,213,242,440
Segregated cash with brokers for derivative instruments		4,842,050
Receivable for investments sold		29,790,657
Receivable for fund shares sold		69,391,589
Dividends receivable		15,814,819
Distributions receivable from Fidelity Central Funds		1,570,321
Other receivables		447,334
Total assets		26,335,099,210
Liabilities
Payable to custodian bank	$28,566,820
Payable for investments purchased	42,930,333
Payable for fund shares redeemed	30,562,224
Accrued management fee	841,261
Payable for daily variation margin on futures contracts	453,447
Other payables and accrued expenses	414,567
Collateral on securities loaned	3,219,269,779
Total liabilities		3,323,038,431
Net Assets		$23,012,060,779
Net Assets consist of:
Paid in capital		$16,897,014,508
Total distributable earnings (loss)		6,115,046,271
Net Assets		$23,012,060,779
Net Asset Value and Maximum Offering Price
Fidelity Extended Market Index Fund:
Net Asset Value, offering price and redemption price per share ($23,012,060,779 ÷ 369,823,133 shares)		$62.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2019
Investment Income
Dividends		$306,334,602
Interest		78,744
Income from Fidelity Central Funds (including $27,646,399 from security lending)		28,970,947
Total income		335,384,293
Expenses
Management fee	$9,938,763
Transfer agent fees	2,085,138
Independent trustees' fees and expenses	125,089
Interest	5,548
Commitment fees	59,745
Total expenses before reductions	12,214,283
Expense reductions	(42,611)
Total expenses after reductions		12,171,672
Net investment income (loss)		323,212,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,419,263,767
Fidelity Central Funds	(51,258)
Futures contracts	(6,696,738)
Total net realized gain (loss)		1,412,515,771
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(315,130,626)
Futures contracts	11,261,582
Total change in net unrealized appreciation (depreciation)		(303,869,044)
Net gain (loss)		1,108,646,727
Net increase (decrease) in net assets resulting from operations		$1,431,859,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$323,212,621	$273,456,537
Net realized gain (loss)	1,412,515,771	745,065,670
Change in net unrealized appreciation (depreciation)	(303,869,044)	1,344,378,810
Net increase (decrease) in net assets resulting from operations	1,431,859,348	2,362,901,017
Distributions to shareholders	(1,108,025,639)	–
Distributions to shareholders from net investment income	–	(264,767,116)
Distributions to shareholders from net realized gain	–	(891,671,964)
Total distributions	(1,108,025,639)	(1,156,439,080)
Share transactions - net increase (decrease)	1,428,895,958	795,717,146
Total increase (decrease) in net assets	1,752,729,667	2,002,179,083
Net Assets
Beginning of period	21,259,331,112	19,257,152,029
End of period	$23,012,060,779	$21,259,331,112
Other Information
Undistributed net investment income end of period		$19,277,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

Years ended February 28,	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$61.68	$58.09	$45.99	$57.39	$55.28
Income from Investment Operations
Net investment income (loss)B	.88	.83	.81	.76	.76
Net realized and unrealized gain (loss)	2.89	6.24	13.98	(8.98)	3.63
Total from investment operations	3.77	7.07	14.79	(8.22)	4.39
Distributions from net investment income	(.90)	(.81)	(.76)	(.73)	(.72)
Distributions from net realized gain	(2.33)	(2.67)	(1.93)	(2.45)	(1.55)
Total distributions	(3.23)	(3.48)	(2.69)	(3.18)	(2.28)C
Redemption fees added to paid in capitalB	–	–	–D	–D	–D
Net asset value, end of period	$62.22	$61.68	$58.09	$45.99	$57.39
Total ReturnE	6.77%	12.35%	32.58%	(14.83)%	8.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%	.05%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%
Net investment income (loss)	1.47%	1.37%	1.52%	1.43%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$23,012,061	$2,985,201	$2,219,377	$1,109,249	$754,325
Portfolio turnover rateH	13%I	11%	12%	12%I	7%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	(5.43)%	2.16%	9.80%

 The initial offering of Fidelity International Index Fund (formerly named Institutional Premium Class) took place on September 8, 2011. Returns prior to September 8, 2011 are those of the former Premium Class and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 28, 2009.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$25,481	Fidelity® International Index Fund
$25,307	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities returned -6.29% for the 12 months ending February 28, 2019, according to the MSCI ACWI (All Country World Index) ex USA Index. International markets faced a confluence of overwhelmingly negative factors the past year, including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the European Union, and weakness in China’s stock market. Volatility spiked as the final quarter of 2018 began, and the index returned -8% in October alone – its largest monthly drop since 2012 – and retreated another roughly 5% in December. For the full year, 8 of 11 market sectors lost ground. A handful of economically sensitive groups were among the hardest hit: consumer discretionary (-12%) and financials (-10%), along with materials, information technology and industrials, all of which returned about -7%. The new-media-infused communication services (-13%) sector fared the worst. Conversely, the more defensive utilities (+10%), health care (+3%), consumer staples (-1%) and real estate (-1%) sectors topped the broader market, as did energy, which returned roughly 5% on rebounding crude-oil prices late in the year. Geographically, resource-rich Canada (+4%) was the only region to advance. Japan and emerging markets each returned about -10%, followed by Europe ex U.K. (-6%). The U.K. and Asia-Pacific ex Japan both returned -1%.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -5.43%, compared with -5.83% for the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) In an often-volatile investment environment, categories typically seen as economically sensitive, such as financials and consumer discretionary, struggled, while more defensive sectors, such as utilities and health care, fared best. On an individual basis, the top detractor was British American Tobacco (-34%), a U.K. tobacco manufacturer that struggled along with investors' concern about enhanced competition and regulatory risk. German health care company Bayer (-30%) lost ground following an unfavorable court ruling in California surrounding Monsanto, which Bayer acquired last summer. Several European banks also lagged, led by Banco Santander (Spain), BNP Paribas (France) and HSBC Holdings (U.K.), which returned about -26%, -33% and -13%, respectively. In contrast, the top contributor, and a large stake in the index, was Swiss food-products giant Nestle (+17%). Several European pharmaceutical giants also enjoyed strong results, as investors appeared to look to defensive companies in a challenging market environment. Switzerland's Roche Holdings (+23%) particularly contributed, while U.K.-based AstraZeneca (+28%) and Switzerland-based Novartis (+12%) also enjoyed strong results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
AIA Group Ltd. (Hong Kong, Insurance)	0.9
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
11.7

Top Market Sectors as of February 28, 2019

% of fund's net assets
Financials	19.4
Industrials	13.9
Consumer Staples	11.0
Consumer Discretionary	11.0
Health Care	11.0
Materials	7.4
Information Technology	5.9
Energy	5.6
Communication Services	5.0
Real Estate	4.0

Geographic Diversification (% of fund's net assets)

As of February 28, 2019
Japan	23.7%
United Kingdom	15.9%
France	9.9%
Switzerland	8.7%
Germany	8.0%
Australia	6.7%
Netherlands	4.6%
Spain	3.0%
Hong Kong	2.9%
Other*	16.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within the United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	1,194,670	$17,974,185
Alumina Ltd.	4,463,613	8,073,973
Amcor Ltd.	2,108,707	22,511,960
AMP Ltd.	5,352,533	8,960,494
APA Group unit	2,148,930	15,258,678
Aristocrat Leisure Ltd.	1,046,229	18,271,549
ASX Ltd.	352,381	17,439,811
Aurizon Holdings Ltd.	3,631,096	11,642,245
Australia & New Zealand Banking Group Ltd.	5,222,240	103,748,696
Bank of Queensland Ltd.	733,260	4,686,443
Bendigo & Adelaide Bank Ltd.	891,243	6,233,524
BHP Billiton Ltd.	5,363,807	141,665,642
BlueScope Steel Ltd.	982,904	9,384,621
Boral Ltd.	2,137,152	7,549,624
Brambles Ltd.	2,900,317	24,194,317
Caltex Australia Ltd.	475,822	9,653,196
Challenger Ltd.	1,008,148	5,756,795
Cimic Group Ltd.	178,458	6,348,448
Coca-Cola Amatil Ltd.	916,033	5,178,810
Cochlear Ltd.	104,987	12,697,566
Coles Group Ltd. (a)	2,062,230	16,574,010
Commonwealth Bank of Australia	3,223,309	169,083,291
Computershare Ltd.	839,780	10,275,790
Crown Ltd.	681,559	5,540,496
CSL Ltd.	824,764	113,036,120
DEXUS Property Group unit	1,851,347	15,785,301
Dominos Pizza Enterprises Ltd.	110,437	3,231,463
Flight Centre Travel Group Ltd.	99,967	3,245,624
Fortescue Metals Group Ltd.	2,835,798	12,190,134
Goodman Group unit	2,972,286	26,987,406
Harvey Norman Holdings Ltd. (b)	1,065,894	2,721,931
Incitec Pivot Ltd.	2,971,878	7,104,303
Insurance Australia Group Ltd.	4,207,271	21,935,544
Lendlease Group unit	1,033,995	9,447,021
Macquarie Group Ltd.	588,661	53,715,778
Medibank Private Ltd.	5,018,162	10,109,358
Mirvac Group unit	6,662,188	12,145,365
National Australia Bank Ltd.	4,978,411	88,869,838
Newcrest Mining Ltd.	1,399,260	24,139,183
Orica Ltd.	691,407	8,656,435
Origin Energy Ltd.	3,207,286	16,744,650
QBE Insurance Group Ltd.	2,422,045	21,262,719
Ramsay Health Care Ltd.	257,264	11,821,716
realestate.com.au Ltd.	96,118	5,559,503
Rio Tinto Ltd.	675,920	46,105,244
Santos Ltd.	3,226,278	15,836,837
Scentre Group unit	9,683,448	26,582,851
SEEK Ltd.	607,146	7,933,107
Sonic Healthcare Ltd.	789,948	13,515,633
South32 Ltd.	9,256,003	25,672,066
SP AusNet	3,318,597	4,084,271
Stockland Corp. Ltd. unit	4,397,395	10,917,523
Suncorp Group Ltd.	2,363,613	22,718,321
Sydney Airport unit	2,011,010	10,270,872
Tabcorp Holdings Ltd.	3,483,443	11,663,027
Telstra Corp. Ltd.	7,563,426	16,792,814
The GPT Group unit	3,286,690	13,638,769
TPG Telecom Ltd.	666,011	3,146,416
Transurban Group unit	4,859,688	42,986,830
Treasury Wine Estates Ltd.	1,309,264	13,912,322
Vicinity Centres unit	5,958,434	10,397,473
Washington H. Soul Pattinson & Co. Ltd.	197,751	4,128,284
Wesfarmers Ltd.	2,062,476	48,542,916
Westpac Banking Corp.	6,254,492	119,718,301
Woodside Petroleum Ltd.	1,704,448	43,828,069
Woolworths Group Ltd.	2,392,862	48,663,789
WorleyParsons Ltd.	588,944	6,228,912

TOTAL AUSTRALIA		1,694,698,203

Austria - 0.2%
Andritz AG	132,837	6,633,090
Erste Group Bank AG	548,048	20,727,292
OMV AG	268,190	14,114,789
Osterreichische Elektrizitatswirtschafts AG	124,923	6,013,404
Raiffeisen International Bank-Holding AG	269,883	6,882,456
Voestalpine AG	209,149	6,475,544

TOTAL AUSTRIA		60,846,575

Bailiwick of Jersey - 0.7%
Experian PLC	1,655,118	43,057,323
Ferguson PLC	421,871	29,214,032
Glencore Xstrata PLC	20,492,850	82,565,101
WPP PLC	2,296,940	25,180,625

TOTAL BAILIWICK OF JERSEY		180,017,081

Belgium - 1.0%
Ageas	331,906	16,358,222
Anheuser-Busch InBev SA NV	1,387,382	108,379,613
Colruyt NV	107,544	7,669,835
Groupe Bruxelles Lambert SA	146,572	14,101,036
KBC Groep NV	454,376	33,655,969
Proximus	276,459	7,304,866
Solvay SA Class A	134,978	15,110,494
Telenet Group Holding NV	96,687	4,363,873
UCB SA	230,112	19,285,069
Umicore SA	381,560	16,492,206

TOTAL BELGIUM		242,721,183

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	1,207,950	10,071,700
Dairy Farm International Holdings Ltd.	610,034	5,453,704
Hongkong Land Holdings Ltd.	2,122,000	15,214,740
Jardine Matheson Holdings Ltd.	402,400	27,588,544
Jardine Strategic Holdings Ltd.	403,600	15,942,200
Kerry Properties Ltd.	1,196,181	4,998,215
NWS Holdings Ltd.	2,844,104	6,884,038
Shangri-La Asia Ltd.	2,261,380	3,215,007
Yue Yuen Industrial (Holdings) Ltd.	1,312,500	4,414,153

TOTAL BERMUDA		93,782,301

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	554,329	5,871,837
BeiGene Ltd. ADR (a)(b)	59,521	8,157,353
Cheung Kong Property Holdings Ltd.	4,707,425	39,069,873
CK Hutchison Holdings Ltd.	4,915,425	52,318,069
Melco Crown Entertainment Ltd. sponsored ADR	450,439	10,378,115
MGM China Holdings Ltd.	1,712,400	3,599,427
Minth Group Ltd.	1,358,000	5,380,273
Sands China Ltd.	4,415,200	22,048,580
WH Group Ltd. (c)	16,040,000	14,242,339
Wharf Real Estate Investment Co. Ltd.	2,212,585	15,544,962
Wynn Macau Ltd.	2,844,800	7,030,685

TOTAL CAYMAN ISLANDS		183,641,513

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	6,957	8,946,358
Series B	11,817	15,898,169
Carlsberg A/S Series B	194,815	23,599,899
Christian Hansen Holding A/S	180,100	18,346,760
Coloplast A/S Series B	216,019	21,531,588
Danske Bank A/S	1,305,963	25,982,479
DONG Energy A/S (c)	344,289	24,984,421
DSV de Sammensluttede Vognmaend A/S	342,481	28,487,218
Genmab A/S (a)	112,054	19,338,866
H Lundbeck A/S	125,922	5,759,199
ISS Holdings A/S	304,854	9,513,689
Novo Nordisk A/S Series B	3,308,302	162,191,639
Novozymes A/S Series B	398,997	18,114,799
Pandora A/S	200,185	10,504,650
Tryg A/S	218,406	5,953,485
Vestas Wind Systems A/S	355,857	29,621,521
William Demant Holding A/S (a)	182,064	5,468,013

TOTAL DENMARK		434,242,753

Finland - 1.2%
Elisa Corp. (A Shares)	257,726	10,814,320
Fortum Corp.	808,370	17,948,259
Kone Oyj (B Shares)	616,677	30,140,845
Metso Corp.	191,902	6,506,895
Neste Oyj	233,309	22,424,384
Nokia Corp.	10,261,944	62,056,928
Nokian Tyres PLC	213,930	7,567,709
Nordea Bank ABP (Stockholm Stock Exchange)	5,531,000	50,159,870
Orion Oyj (B Shares)	189,976	6,787,330
Sampo Oyj (A Shares)	805,893	38,771,365
Stora Enso Oyj (R Shares)	1,004,066	13,448,324
UPM-Kymmene Corp.	971,909	29,317,804
Wartsila Corp.	808,316	13,129,304

TOTAL FINLAND		309,073,337

France - 9.9%
Accor SA	343,272	14,493,680
Aeroports de Paris	54,000	10,478,644
Air Liquide SA	459,064	57,222,123
Alstom SA	284,478	12,367,209
Amundi SA (c)	110,521	7,386,844
Arkema SA	125,622	12,665,658
Atos Origin SA	174,836	16,788,370
AXA SA	3,528,941	89,357,238
BIC SA	46,738	4,420,432
bioMerieux SA	75,369	6,215,314
BNP Paribas SA	2,048,427	104,860,936
Bollore SA	1,602,949	7,125,356
Bouygues SA	400,713	15,155,051
Bureau Veritas SA	482,254	11,530,307
Capgemini SA	292,004	34,941,123
Carrefour SA	1,076,723	22,044,934
Casino Guichard Perrachon SA (b)	100,017	5,288,904
CNP Assurances	312,258	7,217,214
Compagnie de St. Gobain	906,323	32,617,353
Covivio	82,994	8,401,736
Credit Agricole SA	2,088,639	26,731,642
Danone SA	1,121,986	84,742,872
Dassault Aviation SA	4,564	7,683,156
Dassault Systemes SA	238,105	34,842,605
Edenred SA	435,827	19,343,440
EDF SA (a)	200,740	2,915,796
EDF SA	894,984	12,999,854
Eiffage SA	142,895	13,942,331
ENGIE	3,325,843	50,124,487
Essilor International SA	523,185	63,318,285
Eurazeo SA	85,635	6,438,506
Eutelsat Communications	318,755	6,294,178
Faurecia SA	139,071	6,634,334
Gecina SA	83,345	12,362,020
Groupe Eurotunnel SA	850,945	12,563,438
Hermes International SCA	57,347	36,319,700
ICADE	61,320	5,220,670
Iliad SA	47,913	4,986,626
Imerys SA	66,143	3,760,213
Ingenico SA	109,650	7,361,057
Ipsen SA	68,709	9,503,411
JCDecaux SA	136,341	4,202,697
Kering SA	137,829	75,267,004
Klepierre SA	372,587	13,006,394
L'Oreal SA (a)	201,944	50,932,306
L'Oreal SA	257,031	64,825,801
Legrand SA	486,162	32,073,128
LVMH Moet Hennessy - Louis Vuitton SA	505,414	173,452,505
Michelin CGDE Series B	311,040	37,284,998
Natixis SA	1,723,275	9,471,392
Orange SA	3,621,837	55,358,759
Pernod Ricard SA	386,569	66,571,021
Peugeot Citroen SA	1,071,489	27,251,589
Publicis Groupe SA	385,349	21,330,603
Remy Cointreau SA	41,904	5,457,494
Renault SA	350,348	24,001,856
Rexel SA	555,120	6,920,377
Safran SA	607,312	82,786,463
Sanofi SA	2,051,600	171,081,721
Sartorius Stedim Biotech	50,359	5,928,567
Schneider Electric SA	1,001,677	77,836,069
SCOR SE	296,769	13,351,780
SEB SA	41,309	7,113,820
Societe Generale Series A	1,397,977	42,945,859
Sodexo SA	77,421	8,505,078
Sodexo SA (a)	84,696	9,304,272
SR Teleperformance SA	105,118	18,771,936
Suez Environnement SA	680,610	8,697,686
Thales SA	193,617	23,839,860
Total SA	4,396,570	250,247,338
Ubisoft Entertainment SA (a)	142,847	10,297,914
Valeo SA	437,851	13,767,700
Veolia Environnement SA	980,299	21,520,293
VINCI SA	924,417	88,227,073
Vivendi SA	1,899,790	55,478,249
Wendel SA	50,867	6,416,526

TOTAL FRANCE		2,492,193,175

Germany - 8.0%
adidas AG	337,399	81,974,232
Allianz SE	772,146	171,877,587
Axel Springer Verlag AG	88,049	5,022,589
BASF AG	1,671,880	127,258,844
Bayer AG	1,698,087	135,661,867
Bayerische Motoren Werke AG (BMW)	603,962	51,049,230
Beiersdorf AG	182,927	16,970,215
Brenntag AG	280,588	13,931,182
Commerzbank AG	1,825,179	15,061,742
Continental AG	200,286	32,803,876
Covestro AG (c)	350,362	19,981,756
Daimler AG (Germany)	1,655,970	99,189,485
Delivery Hero AG (a)(c)	169,867	6,584,775
Deutsche Bank AG	3,575,271	33,188,274
Deutsche Borse AG	345,797	43,659,764
Deutsche Lufthansa AG	432,505	11,044,341
Deutsche Post AG	1,799,804	55,821,224
Deutsche Telekom AG	6,051,769	99,758,997
Deutsche Wohnen AG (Bearer)	648,414	30,239,079
Drillisch AG (b)	97,206	3,845,519
E.ON AG	4,006,014	44,061,135
Evonik Industries AG	296,414	8,344,614
Fraport AG Frankfurt Airport Services Worldwide	75,141	6,035,830
Fresenius Medical Care AG & Co. KGaA	393,729	30,781,626
Fresenius SE & Co. KGaA	759,566	42,673,845
GEA Group AG	295,856	7,090,506
Hannover Reuck SE	109,023	16,245,076
HeidelbergCement Finance AG	270,787	19,924,500
Henkel AG & Co. KGaA	190,606	17,908,076
Hochtief AG	38,472	6,100,141
Hugo Boss AG	114,877	8,495,958
Infineon Technologies AG	2,070,464	45,503,030
innogy SE (c)	251,785	11,639,005
KION Group AG	129,070	7,358,151
Lanxess AG	158,452	8,588,018
Merck KGaA	235,070	24,272,790
Metro Wholesale & Food Specialist AG	326,752	5,487,620
MTU Aero Engines Holdings AG	94,597	20,282,479
Muenchener Rueckversicherungs AG	271,777	64,007,218
OSRAM Licht AG (b)	177,885	7,708,975
ProSiebenSat.1 Media AG	424,151	7,717,878
Puma AG	15,016	8,463,115
RWE AG	943,276	23,025,063
SAP SE	1,788,792	191,448,375
Siemens AG	1,392,164	152,084,656
Siemens Healthineers AG (c)	271,799	11,012,200
Symrise AG	224,351	19,771,970
Telefonica Deutschland Holding AG	1,324,139	4,346,726
Thyssenkrupp AG	793,741	11,872,355
TUI AG	265,267	2,827,191
TUI AG (GB)	537,496	5,704,688
Uniper SE	365,648	10,651,361
United Internet AG	224,108	8,154,624
Volkswagen AG	59,353	10,491,220
Vonovia SE	895,155	43,415,795
Wirecard AG (b)	213,742	29,296,061
Zalando SE (a)(b)(c)	205,279	7,565,225

TOTAL GERMANY		2,005,281,674

Hong Kong - 2.9%
AIA Group Ltd.	21,990,800	219,475,504
Bank of East Asia Ltd.	2,341,020	8,156,552
BOC Hong Kong (Holdings) Ltd.	6,741,566	28,169,479
CLP Holdings Ltd.	2,990,157	35,425,918
Galaxy Entertainment Group Ltd.	4,331,000	30,759,355
Hang Lung Group Ltd.	1,619,000	5,084,028
Hang Lung Properties Ltd.	3,698,423	8,735,152
Hang Seng Bank Ltd.	1,392,801	34,510,627
Henderson Land Development Co. Ltd.	2,402,347	13,588,230
Hong Kong & China Gas Co. Ltd.	16,797,122	38,881,114
Hong Kong Exchanges and Clearing Ltd.	2,163,990	74,598,006
Hysan Development Co. Ltd.	1,146,677	6,054,940
Link (REIT)	3,845,308	43,475,408
MTR Corp. Ltd.	2,795,287	16,060,058
New World Development Co. Ltd.	11,150,803	17,813,442
PCCW Ltd.	7,725,863	4,645,508
Power Assets Holdings Ltd.	2,528,676	17,556,335
Sino Land Ltd.	6,013,636	11,200,275
SJM Holdings Ltd.	3,643,000	4,107,207
Sun Hung Kai Properties Ltd.	2,900,676	48,092,529
Swire Pacific Ltd. (A Shares)	905,384	10,766,916
Swire Properties Ltd.	2,130,600	8,549,814
Techtronic Industries Co. Ltd.	2,498,500	16,694,331
Wharf Holdings Ltd.	2,223,585	6,954,236
Wheelock and Co. Ltd.	1,494,000	10,115,749

TOTAL HONG KONG		719,470,713

Ireland - 0.6%
AIB Group PLC	1,486,211	6,991,870
Bank Ireland Group PLC	1,769,700	11,503,982
CRH PLC	1,490,075	47,227,187
DCC PLC (United Kingdom)	178,988	15,490,398
James Hardie Industries PLC CDI	805,841	10,083,435
Kerry Group PLC Class A	288,585	29,706,716
Kingspan Group PLC (Ireland)	279,015	13,157,978
Paddy Power Betfair PLC (Ireland)	147,372	11,918,371
Ryanair Holdings PLC (a)	238,268	3,289,999
Ryanair Holdings PLC sponsored ADR (a)	6,076	452,905
Smurfit Kappa Group PLC	410,802	11,653,632

TOTAL IRELAND		161,476,473

Isle of Man - 0.1%
Gaming VC Holdings SA	1,006,987	8,768,327
Genting Singapore Ltd.	10,998,159	8,297,428

TOTAL ISLE OF MAN		17,065,755

Israel - 0.5%
Azrieli Group	77,742	4,352,128
Bank Hapoalim BM (Reg.)	1,942,374	13,371,105
Bank Leumi le-Israel BM	2,717,636	17,973,109
Bezeq The Israel Telecommunication Corp. Ltd.	3,727,552	3,268,447
Check Point Software Technologies Ltd. (a)(b)	227,346	27,804,416
Elbit Systems Ltd. (Israel)	42,824	5,638,344
Israel Chemicals Ltd.	1,281,036	7,174,989
Mizrahi Tefahot Bank Ltd.	255,241	4,888,762
NICE Systems Ltd. (a)	104,026	12,226,872
NICE Systems Ltd. sponsored ADR (a)(b)	8,313	978,357
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	1,762,451	29,662,050
Wix.com Ltd. (a)	79,216	8,654,348

TOTAL ISRAEL		135,992,927

Italy - 1.8%
Assicurazioni Generali SpA	2,131,186	38,046,525
Atlantia SpA	901,841	21,931,584
Davide Campari-Milano SpA	1,057,591	10,086,794
Enel SpA	14,805,524	89,531,136
Eni SpA	4,630,445	79,856,066
Intesa Sanpaolo SpA	27,107,611	66,696,207
Leonardo SpA	738,349	7,445,978
Mediobanca SpA	1,133,437	11,344,501
Moncler SpA	324,645	12,451,699
Pirelli & C. S.p.A. (c)	731,243	4,907,339
Poste Italiane SpA (c)	950,844	8,576,592
Prysmian SpA	440,133	8,986,296
Recordati SpA	190,823	7,177,897
Snam Rete Gas SpA	4,107,259	20,298,979
Telecom Italia SpA (a)(b)	20,940,333	12,746,369
Terna SpA	2,562,469	15,937,472
UniCredit SpA	3,656,407	49,766,357

TOTAL ITALY		465,787,791

Japan - 23.7%
ABC-MART, Inc.	59,200	3,388,472
ACOM Co. Ltd.	723,900	2,474,372
AEON Co. Ltd.	1,107,800	23,373,861
AEON Financial Service Co. Ltd.	201,500	3,957,148
AEON MALL Co. Ltd.	184,540	3,006,546
Agc, Inc.	332,835	11,573,402
Air Water, Inc.	272,000	4,333,845
Aisin Seiki Co. Ltd.	294,700	11,487,655
Ajinomoto Co., Inc.	819,666	12,416,805
Alfresa Holdings Corp.	341,200	9,871,888
All Nippon Airways Ltd.	208,400	7,732,190
Alps Electric Co. Ltd.	387,600	7,639,977
Amada Holdings Co. Ltd.	623,000	6,559,073
Aozora Bank Ltd.	216,000	6,237,034
Asahi Group Holdings	660,103	28,576,748
ASAHI INTECC Co. Ltd.	177,200	8,505,091
Asahi Kasei Corp.	2,297,527	25,121,422
Asics Corp.	285,900	3,801,227
Astellas Pharma, Inc.	3,424,000	53,087,812
Bandai Namco Holdings, Inc.	363,350	15,451,299
Bank of Kyoto Ltd.	97,300	4,351,505
Benesse Holdings, Inc.	128,900	3,498,161
Bridgestone Corp.	1,108,179	43,896,654
Brother Industries Ltd.	406,200	7,415,933
Calbee, Inc.	146,800	4,062,961
Canon, Inc.	1,819,344	52,256,447
Casio Computer Co. Ltd.	353,700	4,811,797
Central Japan Railway Co.	262,400	58,883,304
Chiba Bank Ltd.	1,105,774	6,730,366
Chubu Electric Power Co., Inc.	1,103,164	17,375,016
Chugai Pharmaceutical Co. Ltd.	407,325	27,725,660
Chugoku Electric Power Co., Inc.	506,900	6,580,400
Coca-Cola West Co. Ltd.	244,000	6,278,132
Concordia Financial Group Ltd.	1,956,284	7,945,890
Credit Saison Co. Ltd.	289,552	4,214,190
CyberAgent, Inc.	184,700	5,747,340
Dai Nippon Printing Co. Ltd.	441,221	10,228,800
Dai-ichi Mutual Life Insurance Co.	1,960,700	29,877,208
Daicel Chemical Industries Ltd.	476,600	5,011,216
Daifuku Co. Ltd.	184,400	9,032,647
Daiichi Sankyo Kabushiki Kaisha	1,032,670	38,689,355
Daikin Industries Ltd.	453,494	49,365,818
Dainippon Sumitomo Pharma Co. Ltd.	290,000	7,167,810
Daito Trust Construction Co. Ltd.	130,763	18,107,270
Daiwa House Industry Co. Ltd.	1,029,984	31,898,686
Daiwa House REIT Investment Corp.	3,151	7,022,011
Daiwa Securities Group, Inc.	2,934,385	14,899,499
DeNA Co. Ltd.	202,700	3,131,893
DENSO Corp.	787,838	33,940,511
Dentsu, Inc.	393,200	16,431,726
Disco Corp.	52,400	7,211,376
East Japan Railway Co.	555,600	53,219,243
Eisai Co. Ltd.	458,778	37,915,188
Electric Power Development Co. Ltd.	266,880	6,665,715
FamilyMart Co. Ltd.	454,800	13,003,661
Fanuc Corp.	352,872	58,460,174
Fast Retailing Co. Ltd.	106,200	49,952,897
Fuji Electric Co. Ltd.	217,730	6,874,912
Fujifilm Holdings Corp.	702,305	31,461,929
Fujitsu Ltd.	357,307	24,114,118
Fukuoka Financial Group, Inc.	263,860	5,725,031
Hakuhodo DY Holdings, Inc.	426,200	6,526,922
Hamamatsu Photonics K.K.	255,400	8,981,905
Hankyu Hanshin Holdings, Inc.	416,200	15,084,986
Hikari Tsushin, Inc.	37,700	6,747,544
Hino Motors Ltd.	471,100	4,339,649
Hirose Electric Co. Ltd.	55,677	5,719,299
Hisamitsu Pharmaceutical Co., Inc.	104,000	5,131,656
Hitachi Chemical Co. Ltd.	187,900	3,408,548
Hitachi Construction Machinery Co. Ltd.	195,900	4,897,991
Hitachi High-Technologies Corp.	125,600	4,772,045
Hitachi Ltd.	1,759,954	52,904,864
Hitachi Metals Ltd.	392,600	3,994,154
Honda Motor Co. Ltd.	2,967,760	83,809,788
Hoshizaki Corp.	98,900	6,690,046
Hoya Corp.	694,216	42,382,271
Hulic Co. Ltd.	541,800	4,972,515
Idemitsu Kosan Co. Ltd.	246,200	8,724,622
IHI Corp.	267,518	7,061,139
Iida Group Holdings Co. Ltd.	267,600	4,883,133
INPEX Corp.	1,863,900	18,079,373
Isetan Mitsukoshi Holdings Ltd.	603,687	6,010,220
Isuzu Motors Ltd.	1,004,000	14,432,019
Itochu Corp.	2,532,686	45,494,529
J. Front Retailing Co. Ltd.	418,300	4,639,271
Japan Airlines Co. Ltd.	206,900	7,545,404
Japan Airport Terminal Co. Ltd.	83,700	3,319,015
Japan Exchange Group, Inc.	926,400	16,331,369
Japan Post Bank Co. Ltd.	731,800	8,160,655
Japan Post Holdings Co. Ltd.	2,859,700	34,762,368
Japan Prime Realty Investment Corp.	1,497	5,869,008
Japan Real Estate Investment Corp.	2,391	13,835,688
Japan Retail Fund Investment Corp.	4,759	9,580,762
Japan Tobacco, Inc.	2,001,800	50,981,848
JFE Holdings, Inc.	894,475	15,636,347
JGC Corp.	374,217	5,446,857
JSR Corp.	349,916	5,795,047
JTEKT Corp.	375,000	4,672,460
JX Holdings, Inc.	5,855,800	27,356,103
Kajima Corp.	816,058	12,093,225
Kakaku.com, Inc.	249,500	4,792,352
Kamigumi Co. Ltd.	196,331	4,546,093
Kaneka Corp.	87,911	3,434,732
Kansai Electric Power Co., Inc.	1,280,936	19,180,046
Kansai Paint Co. Ltd.	325,400	5,975,811
Kao Corp.	889,650	67,451,137
Kawasaki Heavy Industries Ltd.	259,694	6,691,616
KDDI Corp.	3,225,700	77,964,164
Keihan Electric Railway Co., Ltd.	174,800	7,229,426
Keihin Electric Express Railway Co. Ltd.	402,230	6,661,433
Keio Corp.	186,882	10,981,439
Keisei Electric Railway Co.	235,200	8,030,074
Keyence Corp.	177,124	103,177,332
Kikkoman Corp.	264,349	13,185,623
Kintetsu Group Holdings Co. Ltd.	311,710	14,066,311
Kirin Holdings Co. Ltd.	1,496,956	33,541,959
Kobayashi Pharmaceutical Co. Ltd.	89,600	7,218,481
Kobe Steel Ltd.	565,100	4,476,077
Koito Manufacturing Co. Ltd.	190,300	10,994,770
Komatsu Ltd.	1,681,545	41,288,515
Konami Holdings Corp.	169,600	7,014,289
Konica Minolta, Inc.	823,200	8,005,911
Kose Corp.	55,200	8,923,913
Kubota Corp.	1,796,264	24,226,334
Kuraray Co. Ltd.	580,486	7,804,083
Kurita Water Industries Ltd.	179,900	4,525,543
Kyocera Corp.	584,004	32,268,446
Kyowa Hakko Kirin Co., Ltd.	471,589	9,012,223
Kyushu Electric Power Co., Inc.	687,470	8,165,884
Kyushu Railway Co.	290,500	9,929,619
Lawson, Inc.	90,416	5,475,333
LINE Corp. (a)(b)	131,200	4,799,508
Lion Corp.	408,000	8,356,560
LIXIL Group Corp.	485,859	6,577,502
M3, Inc.	766,500	12,694,200
Makita Corp.	407,800	14,432,970
Marubeni Corp.	2,838,944	20,282,630
Marui Group Co. Ltd.	346,649	6,107,879
Maruichi Steel Tube Ltd.	101,400	3,047,504
Mazda Motor Corp.	1,035,700	12,200,508
McDonald's Holdings Co. (Japan) Ltd.	120,300	5,385,520
Mebuki Financial Group, Inc.	1,510,510	4,078,980
Medipal Holdings Corp.	311,400	7,252,451
Meiji Holdings Co. Ltd.	221,958	17,598,070
Minebea Mitsumi, Inc.	699,900	11,264,284
Misumi Group, Inc.	516,300	12,510,890
Mitsubishi Chemical Holdings Corp.	2,327,375	17,211,388
Mitsubishi Corp.	2,457,002	69,381,551
Mitsubishi Electric Corp.	3,320,906	41,636,377
Mitsubishi Estate Co. Ltd.	2,150,623	36,944,023
Mitsubishi Gas Chemical Co., Inc.	295,233	4,508,021
Mitsubishi Heavy Industries Ltd.	551,625	22,495,507
Mitsubishi Materials Corp.	191,193	5,252,210
Mitsubishi Motors Corp. of Japan	1,220,200	6,880,992
Mitsubishi Tanabe Pharma Corp.	460,700	6,637,816
Mitsubishi UFJ Financial Group, Inc.	21,385,130	110,975,767
Mitsubishi UFJ Lease & Finance Co. Ltd.	741,900	3,773,896
Mitsui & Co. Ltd.	3,005,723	47,307,699
Mitsui Chemicals, Inc.	334,536	8,163,216
Mitsui Fudosan Co. Ltd.	1,623,177	38,519,398
Mitsui OSK Lines Ltd.	208,628	4,911,666
Mizuho Financial Group, Inc.	43,847,000	68,945,178
MonotaRO Co. Ltd.	227,800	5,366,732
MS&AD Insurance Group Holdings, Inc.	860,684	25,910,059
Murata Manufacturing Co. Ltd.	328,154	51,187,412
Nabtesco Corp.	205,300	5,413,149
Nagoya Railroad Co. Ltd.	330,700	9,093,397
NEC Corp.	474,054	15,818,586
New Hampshire Foods Ltd.	166,670	6,085,949
Nexon Co. Ltd. (a)	813,500	12,896,017
NGK Insulators Ltd.	476,409	7,281,299
NGK Spark Plug Co. Ltd.	287,500	6,102,588
Nidec Corp.	407,084	49,212,371
Nikon Corp.	583,638	8,848,349
Nintendo Co. Ltd.	206,296	56,574,457
Nippon Building Fund, Inc.	2,438	15,857,444
Nippon Electric Glass Co. Ltd.	155,000	4,197,830
Nippon Express Co. Ltd.	136,354	8,063,694
Nippon Paint Holdings Co. Ltd.	266,400	10,229,148
Nippon Prologis REIT, Inc.	3,187	6,770,570
Nippon Steel & Sumitomo Metal Corp.	1,468,463	26,484,416
Nippon Telegraph & Telephone Corp.	1,239,500	53,574,490
Nippon Yusen KK	278,757	4,409,230
Nissan Chemical Corp.	230,200	11,636,582
Nissan Motor Co. Ltd.	4,222,748	36,591,169
Nisshin Seifun Group, Inc.	359,223	7,719,467
Nissin Food Holdings Co. Ltd.	115,123	7,983,679
Nitori Holdings Co. Ltd.	145,500	18,124,680
Nitto Denko Corp.	300,494	16,094,218
NKSJ Holdings, Inc.	595,303	22,273,121
Nomura Holdings, Inc.	6,297,647	24,546,505
Nomura Real Estate Holdings, Inc.	228,100	4,315,820
Nomura Real Estate Master Fund, Inc.	7,065	9,672,265
Nomura Research Institute Ltd.	205,055	8,333,550
NSK Ltd.	655,676	6,047,493
NTT Data Corp.	1,146,600	12,557,944
NTT DOCOMO, Inc.	2,407,600	56,048,587
Obayashi Corp.	1,179,504	11,497,027
OBIC Co. Ltd.	117,800	11,234,145
Odakyu Electric Railway Co. Ltd.	535,900	12,524,249
Oji Holdings Corp.	1,569,952	9,377,973
Olympus Corp.	530,329	23,550,354
OMRON Corp.	350,760	15,120,458
Ono Pharmaceutical Co. Ltd.	691,500	14,197,261
Oracle Corp. Japan	69,600	5,188,857
Oriental Land Co. Ltd.	363,724	39,907,994
ORIX Corp.	2,408,580	34,832,736
Osaka Gas Co. Ltd.	680,805	13,971,741
Otsuka Corp.	191,200	6,869,923
Otsuka Holdings Co. Ltd.	710,700	29,656,951
Pan Pacific International Hold	215,900	12,861,221
Panasonic Corp.	4,018,173	37,134,799
Park24 Co. Ltd.	211,000	5,061,804
Pigeon Corp.	210,600	8,577,796
Pola Orbis Holdings, Inc.	166,900	4,679,159
Rakuten, Inc.	1,565,700	12,340,255
Recruit Holdings Co. Ltd.	2,006,400	56,249,791
Renesas Electronics Corp. (a)	1,519,700	8,889,287
Resona Holdings, Inc.	3,797,600	17,202,243
Ricoh Co. Ltd.	1,220,370	12,419,060
Rinnai Corp.	61,400	4,125,833
ROHM Co. Ltd.	172,244	10,863,278
Ryohin Keikaku Co. Ltd.	43,400	10,286,888
Sankyo Co. Ltd. (Gunma)	80,600	2,964,697
Santen Pharmaceutical Co. Ltd.	666,800	10,379,025
SBI Holdings, Inc. Japan	430,660	9,056,359
Secom Co. Ltd.	381,767	33,022,610
Sega Sammy Holdings, Inc.	316,800	3,683,424
Seibu Holdings, Inc.	404,500	7,178,047
Seiko Epson Corp.	509,000	7,539,338
Sekisui Chemical Co. Ltd.	671,193	10,519,662
Sekisui House Ltd.	1,127,067	16,968,867
Seven & i Holdings Co. Ltd.	1,369,900	60,291,562
Seven Bank Ltd.	1,072,000	3,125,645
SG Holdings Co. Ltd.	174,400	5,100,650
Sharp Corp. (b)	388,700	4,540,326
Shimadzu Corp.	404,500	9,961,445
Shimamura Co. Ltd.	39,800	3,359,961
SHIMANO, Inc.	134,900	20,465,249
SHIMIZU Corp.	1,001,816	8,812,795
Shin-Etsu Chemical Co. Ltd.	661,662	55,317,904
Shinsei Bank Ltd.	285,700	3,930,394
Shionogi & Co. Ltd.	501,291	32,077,331
Shiseido Co. Ltd.	691,850	45,760,680
Shizuoka Bank Ltd.	787,474	6,238,834
Showa Denko K.K.	245,400	9,183,457
Showa Shell Sekiyu K.K.	341,500	5,124,303
SMC Corp.	104,271	36,249,058
SoftBank Corp.	1,503,130	139,481,867
SoftBank Corp. (a)(b)	3,047,000	37,996,950
Sohgo Security Services Co., Ltd.	128,700	5,553,734
Sony Corp.	2,312,485	111,035,160
Sony Financial Holdings, Inc.	313,600	5,954,223
Stanley Electric Co. Ltd.	239,825	6,885,031
Subaru Corp.	1,120,700	28,554,564
Sumco Corp.	428,000	5,456,821
Sumitomo Chemical Co. Ltd.	2,705,134	13,450,577
Sumitomo Corp.	2,039,542	29,343,704
Sumitomo Electric Industries Ltd.	1,369,306	19,116,021
Sumitomo Heavy Industries Ltd.	201,764	6,932,239
Sumitomo Metal Mining Co. Ltd.	423,632	12,420,095
Sumitomo Mitsui Financial Group, Inc.	2,418,300	85,930,190
Sumitomo Mitsui Trust Holdings, Inc.	602,672	22,897,205
Sumitomo Realty & Development Co. Ltd.	648,300	24,265,963
Sumitomo Rubber Industries Ltd.	313,400	4,023,464
Sundrug Co. Ltd.	127,800	3,909,730
Suntory Beverage & Food Ltd.	252,800	11,135,765
Suzuken Co. Ltd.	131,716	7,208,250
Suzuki Motor Corp.	625,800	32,134,519
Sysmex Corp.	304,500	18,413,911
T&D Holdings, Inc.	1,011,500	12,221,718
Taiheiyo Cement Corp.	219,500	7,510,702
Taisei Corp.	387,818	18,329,197
Taisho Pharmaceutical Holdings Co. Ltd.	65,757	6,648,557
Taiyo Nippon Sanso Corp.	232,500	3,281,052
Takashimaya Co. Ltd.	255,100	3,362,496
Takeda Pharmaceutical Co. Ltd.	2,702,027	108,737,595
TDK Corp.	236,025	18,514,680
Teijin Ltd.	322,768	5,420,175
Temp Holdings Co., Ltd.	320,700	5,489,576
Terumo Corp.	552,624	33,945,546
THK Co. Ltd.	219,800	5,395,172
Tobu Railway Co. Ltd.	347,259	9,701,794
Toho Co. Ltd.	205,554	7,347,968
Toho Gas Co. Ltd.	134,200	6,092,065
Tohoku Electric Power Co., Inc.	776,690	10,173,305
Tokio Marine Holdings, Inc.	1,206,200	58,958,594
Tokyo Century Corp.	78,700	3,505,544
Tokyo Electric Power Co., Inc. (a)	2,630,918	16,413,418
Tokyo Electron Ltd.	285,818	39,072,490
Tokyo Gas Co. Ltd.	696,879	19,210,827
Tokyu Corp.	908,777	15,404,980
Tokyu Fudosan Holdings Corp.	1,113,200	6,161,222
Toppan Printing Co. Ltd.	445,106	7,090,090
Toray Industries, Inc.	2,521,883	17,521,332
Toshiba Corp.	1,187,188	37,171,185
Tosoh Corp.	474,400	7,014,202
Toto Ltd.	257,692	9,768,936
Toyo Seikan Group Holdings Ltd.	273,800	5,791,970
Toyo Suisan Kaisha Ltd.	160,100	5,932,024
Toyoda Gosei Co. Ltd.	117,800	2,665,335
Toyota Industries Corp.	266,386	13,646,114
Toyota Motor Corp.	4,158,063	251,266,398
Toyota Tsusho Corp.	385,200	12,272,353
Trend Micro, Inc.	216,800	10,724,344
Tsuruha Holdings, Inc.	66,400	5,873,628
Unicharm Corp.	734,340	23,354,733
United Urban Investment Corp.	5,269	8,158,879
USS Co. Ltd.	393,600	7,161,179
Welcia Holdings Co. Ltd.	84,900	3,008,613
West Japan Railway Co.	297,400	22,409,358
Yahoo! Japan Corp.	5,158,600	13,823,087
Yakult Honsha Co. Ltd.	217,566	14,580,523
Yamada Denki Co. Ltd.	1,135,850	5,482,325
Yamaguchi Financial Group, Inc.	355,300	3,308,674
Yamaha Corp.	244,043	12,035,760
Yamaha Motor Co. Ltd.	510,000	10,388,599
Yamato Holdings Co. Ltd.	561,132	14,654,412
Yamazaki Baking Co. Ltd.	221,800	3,792,678
Yaskawa Electric Corp.	437,300	12,478,937
Yokogawa Electric Corp.	415,800	8,023,449
Yokohama Rubber Co. Ltd.	216,500	4,431,310
Zozo, Inc.	369,000	6,938,716

TOTAL JAPAN		5,971,788,864

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,210,074	27,817,017
Aroundtown SA	1,421,210	11,962,509
Eurofins Scientific SA (b)	20,899	8,800,234
Millicom International Cellular SA (depository receipt)	120,399	7,247,926
RTL Group SA (b)	71,061	4,007,469
SES SA (France) (depositary receipt)	662,576	13,313,176
Tenaris SA	861,635	11,459,342

TOTAL LUXEMBOURG		84,607,673

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	66
Mauritius - 0.0%
Golden Agri-Resources Ltd.	11,681,680	2,376,081
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	4,831,500	5,034,768
HKT Trust/HKT Ltd. unit	6,861,760	10,716,924

TOTAL MULTI-NATIONAL		15,751,692

Netherlands - 4.6%
ABN AMRO Group NV GDR (c)	767,364	18,576,666
Adyen BV (c)	13,464	10,107,654
AEGON NV	3,220,630	17,280,645
AerCap Holdings NV (a)	226,403	10,219,831
Airbus Group NV	1,060,251	136,594,888
Akzo Nobel NV	407,849	36,987,373
ASML Holding NV (Netherlands)	745,846	136,442,571
CNH Industrial NV	1,851,181	20,053,980
EXOR NV	197,777	12,170,414
Ferrari NV	223,392	28,751,102
Fiat Chrysler Automobiles NV	1,977,376	29,198,677
Heineken Holding NV	208,599	20,179,893
Heineken NV (Bearer)	470,800	47,390,561
ING Groep NV (Certificaten Van Aandelen)	7,080,910	93,596,380
Koninklijke Ahold Delhaize NV	2,233,715	57,567,821
Koninklijke DSM NV	329,864	35,481,581
Koninklijke KPN NV	6,090,543	18,774,906
Koninklijke Philips Electronics NV	1,702,965	67,764,796
NN Group NV	550,775	23,994,147
NXP Semiconductors NV	626,868	57,245,586
QIAGEN NV (Germany) (a)	419,689	16,049,356
Randstad NV	215,796	11,524,214
STMicroelectronics NV (France)	1,244,543	20,340,430
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	251,862	40,680,221
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,805,682	151,949,047
Vopak NV	126,444	6,182,982
Wolters Kluwer NV	520,044	34,296,564

TOTAL NETHERLANDS		1,159,402,286

New Zealand - 0.2%
Auckland International Airport Ltd.	1,757,420	9,299,159
Fisher & Paykel Healthcare Corp.	1,043,648	10,447,647
Fletcher Building Ltd.	1,556,654	5,183,798
Meridian Energy Ltd.	2,353,993	5,915,325
Ryman Healthcare Group Ltd.	728,400	5,456,444
Spark New Zealand Ltd.	3,306,094	8,397,909
The a2 Milk Co. Ltd. (a)	1,335,607	13,015,637

TOTAL NEW ZEALAND		57,715,919

Norway - 0.7%
Aker Bp ASA	197,498	6,693,556
DNB ASA	1,752,890	33,574,724
Equinor ASA	2,125,803	47,787,184
Gjensidige Forsikring ASA	366,273	6,566,387
Marine Harvest ASA	798,075	18,411,412
Norsk Hydro ASA	2,449,829	10,111,181
Orkla ASA	1,481,172	11,670,527
Schibsted ASA (B Shares)	179,429	6,647,344
Telenor ASA	1,333,833	26,009,015
Yara International ASA	323,499	13,614,205

TOTAL NORWAY		181,085,535

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	2,499,818	14,842,068
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	30
Energias de Portugal SA	4,663,450	17,106,823
Galp Energia SGPS SA Class B	913,919	15,000,521
Jeronimo Martins SGPS SA	452,906	6,825,843

TOTAL PORTUGAL		38,933,217

Singapore - 1.3%
Ascendas Real Estate Investment Trust	4,816,383	9,974,758
CapitaCommercial Trust (REIT)	4,781,253	6,860,674
CapitaLand Ltd.	4,666,637	11,804,659
CapitaMall Trust	4,703,000	8,348,521
City Developments Ltd.	749,000	4,941,627
ComfortDelgro Corp. Ltd.	3,952,384	6,986,833
DBS Group Holdings Ltd.	3,267,508	60,033,209
Jardine Cycle & Carriage Ltd.	179,630	4,429,633
Keppel Corp. Ltd.	2,652,400	12,084,899
Oversea-Chinese Banking Corp. Ltd.	5,811,637	47,541,942
Sembcorp Industries Ltd.	1,813,730	3,514,773
Singapore Airlines Ltd.	984,725	7,290,752
Singapore Airport Terminal Service Ltd.	1,228,600	4,661,774
Singapore Exchange Ltd.	1,465,300	8,497,006
Singapore Press Holdings Ltd.	2,895,121	5,267,750
Singapore Technologies Engineering Ltd.	2,841,161	7,859,425
Singapore Telecommunications Ltd.	14,805,027	32,971,785
Suntec (REIT)	3,909,000	5,580,155
United Overseas Bank Ltd.	2,447,460	45,292,492
UOL Group Ltd.	923,550	4,528,947
Venture Corp. Ltd.	503,700	6,631,553
Wilmar International Ltd.	3,481,900	8,241,183
Yangzijiang Shipbuilding Holdings Ltd.	4,350,900	4,601,913

TOTAL SINGAPORE		317,946,263

South Africa - 0.0%
Old Mutual Ltd.	2	3
Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	464,349	20,572,163
Aena Sme SA (c)	122,850	21,924,537
Amadeus IT Holding SA Class A	798,832	60,151,403
Banco Bilbao Vizcaya Argentaria SA	12,143,744	75,325,739
Banco de Sabadell SA	10,260,190	11,687,959
Banco Santander SA (Spain)	29,569,207	143,907,793
Bankia SA	2,256,859	6,892,568
Bankinter SA	1,231,083	10,112,933
CaixaBank SA	6,536,909	23,288,369
Enagas SA	413,464	11,780,880
Endesa SA	577,805	14,557,518
Ferrovial SA	895,068	20,626,607
Gas Natural SDG SA	637,091	17,297,614
Grifols SA	543,604	14,134,849
Iberdrola SA	11,309,826	94,623,069
Inditex SA	1,985,380	59,931,011
MAPFRE SA (Reg.)	1,948,414	5,505,099
Red Electrica Corporacion SA	788,331	17,031,981
Repsol SA	2,541,201	43,733,604
Siemens Gamesa Renewable Energy SA (a)	434,601	6,651,303
Telefonica SA	8,494,520	73,268,795

TOTAL SPAIN		753,005,794

Sweden - 2.4%
Alfa Laval AB	534,819	11,696,994
ASSA ABLOY AB (B Shares)	1,825,577	37,731,517
Atlas Copco AB:
(A Shares)	1,221,344	33,102,019
(B Shares)	712,336	17,877,813
Boliden AB	498,653	13,646,010
Electrolux AB (B Shares)	438,727	11,481,195
Epiroc AB:
Class A	1,197,098	12,018,937
Class B	713,593	6,704,807
Essity AB Class B	1,104,651	30,821,629
H&M Hennes & Mauritz AB (B Shares)	1,595,429	24,181,668
Hexagon AB (B Shares)	474,411	24,922,443
Husqvarna AB (B Shares)	765,173	6,271,502
ICA Gruppen AB (b)	145,724	5,601,128
Industrivarden AB (C Shares)	305,604	6,364,544
Investor AB (B Shares)	828,059	36,982,930
Kinnevik AB (B Shares)	441,405	11,183,280
Lundbergfoeretagen AB	138,858	4,281,806
Lundin Petroleum AB	341,120	11,153,989
Sandvik AB	2,055,661	33,775,071
Securitas AB (B Shares)	570,641	8,949,475
Skandinaviska Enskilda Banken AB (A Shares)	2,963,893	30,171,635
Skanska AB (B Shares)	619,478	11,174,213
SKF AB (B Shares)	692,366	11,653,128
Svenska Handelsbanken AB (A Shares)	2,781,787	31,691,294
Swedbank AB (A Shares)	1,649,068	30,299,571
Swedish Match Co. AB	320,837	15,041,405
Tele2 AB (B Shares)	908,292	11,963,374
Telefonaktiebolaget LM Ericsson (B Shares)	5,594,520	50,995,418
TeliaSonera AB	5,084,500	22,069,901
Volvo AB (B Shares)	2,854,145	42,027,254

TOTAL SWEDEN		605,835,950

Switzerland - 8.7%
ABB Ltd. (Reg.)	3,357,691	66,109,677
Adecco SA (Reg.)	288,368	14,983,983
Baloise Holdings AG	88,947	14,526,688
Barry Callebaut AG	4,004	6,896,324
Clariant AG (Reg.)	364,516	7,834,145
Coca-Cola HBC AG	372,446	12,527,682
Compagnie Financiere Richemont SA Series A	949,167	72,517,730
Credit Suisse Group AG	4,656,960	57,433,847
Dufry AG	59,342	6,017,144
Ems-Chemie Holding AG	14,956	8,638,980
Galenica AG	83,084	10,401,629
Geberit AG (Reg.)	67,498	26,943,744
Givaudan SA	16,818	42,076,595
Julius Baer Group Ltd.	408,412	17,795,321
Kuehne & Nagel International AG	98,414	12,843,468
Lafargeholcim Ltd. (Reg.)	884,485	43,778,928
Lindt & Spruengli AG	186	13,753,620
Lindt & Spruengli AG (participation certificate)	1,948	12,667,221
Lonza Group AG	135,625	37,709,471
Nestle SA (Reg. S)	5,576,676	504,432,302
Novartis AG	3,947,713	359,770,913
Pargesa Holding SA	70,994	5,832,882
Partners Group Holding AG	31,632	22,882,926
Roche Holding AG (participation certificate)	1,279,290	355,034,028
Schindler Holding AG:
(participation certificate)	74,832	16,915,084
(Reg.)	36,036	7,993,959
SGS SA (Reg.)	9,721	24,788,282
Sika AG	232,133	31,399,183
Sonova Holding AG Class B	101,071	18,901,761
Straumann Holding AG	18,785	14,662,106
Swatch Group AG (Bearer)	55,975	16,572,930
Swatch Group AG (Bearer) (Reg.)	101,185	5,788,952
Swiss Life Holding AG	62,264	27,137,759
Swiss Prime Site AG	138,809	11,717,507
Swiss Re Ltd.	554,715	54,924,038
Swisscom AG	46,732	21,637,049
Temenos Group AG	109,997	15,947,664
UBS Group AG	7,021,552	89,347,939
Zurich Insurance Group Ltd.	275,372	90,841,839

TOTAL SWITZERLAND		2,181,985,300

United Kingdom - 15.9%
3i Group PLC	1,772,070	22,229,942
Admiral Group PLC	369,306	10,688,069
Anglo American PLC (United Kingdom)	1,918,816	50,989,508
Antofagasta PLC	719,232	8,936,635
Ashtead Group PLC	873,889	23,216,426
Associated British Foods PLC	648,198	19,283,910
AstraZeneca PLC (United Kingdom)	2,306,880	187,836,842
Auto Trader Group PLC (c)	1,702,923	10,750,462
Aviva PLC	7,099,442	39,796,345
Babcock International Group PLC	467,655	3,355,683
BAE Systems PLC	5,817,929	35,871,489
Barclays PLC	31,194,360	67,920,608
Barratt Developments PLC	1,847,551	14,678,491
Berkeley Group Holdings PLC	224,178	11,744,870
BHP Billiton PLC	3,845,837	89,208,994
BP PLC	36,519,840	258,900,366
British American Tobacco PLC (United Kingdom)	4,177,249	153,151,007
British Land Co. PLC	1,663,718	13,332,714
BT Group PLC	15,337,470	43,744,022
Bunzl PLC	611,278	19,239,538
Burberry Group PLC	746,315	18,703,686
Carnival PLC	310,886	17,431,158
Centrica PLC	10,376,822	17,135,306
Coca-Cola European Partners PLC	394,009	18,573,584
Compass Group PLC	2,886,623	63,751,163
ConvaTec Group PLC (c)	2,507,231	4,411,230
Croda International PLC	239,713	15,296,254
Diageo PLC	4,418,846	170,758,381
Direct Line Insurance Group PLC	2,501,088	11,832,874
easyJet PLC	289,790	4,718,055
Fresnillo PLC	402,874	4,595,427
G4S PLC (United Kingdom)	2,829,493	7,877,333
GlaxoSmithKline PLC	9,033,853	180,051,324
Hammerson PLC	1,411,133	7,144,112
Hargreaves Lansdown PLC	518,222	11,973,528
HSBC Holdings PLC (United Kingdom)	36,478,117	297,372,779
Imperial Tobacco Group PLC	1,737,557	57,857,202
Informa PLC	2,277,301	21,300,553
InterContinental Hotel Group PLC	313,222	18,734,357
Intertek Group PLC	293,533	19,801,196
Investec PLC	1,243,682	8,129,020
ITV PLC	6,593,610	11,465,265
J Sainsbury PLC	3,198,662	9,715,429
John Wood Group PLC	1,243,353	8,582,027
Johnson Matthey PLC	352,596	14,464,900
Kingfisher PLC	3,879,317	12,469,026
Land Securities Group PLC	1,350,819	16,117,762
Legal & General Group PLC	10,841,749	40,350,150
Lloyds Banking Group PLC	129,566,500	109,105,389
London Stock Exchange Group PLC	570,277	34,055,831
Marks & Spencer Group PLC	2,953,302	10,672,675
Meggitt PLC	1,415,350	10,122,129
Melrose Industries PLC	8,851,925	20,417,165
Merlin Entertainments PLC (c)	1,313,247	6,298,440
Micro Focus International PLC	780,984	19,386,085
Mondi PLC	669,205	15,342,167
National Grid PLC	6,189,360	69,606,295
Next PLC	254,164	17,152,178
NMC Health PLC	189,856	6,809,091
Pearson PLC	1,420,885	16,020,174
Persimmon PLC	575,487	18,571,020
Prudential PLC	4,718,591	99,484,457
Reckitt Benckiser Group PLC	1,223,668	93,456,928
RELX PLC (London Stock Exchange)	3,583,637	82,182,083
Rio Tinto PLC	2,104,604	120,902,686
Rolls-Royce Holdings PLC	3,089,823	39,196,429
Royal Bank of Scotland Group PLC	8,776,341	30,865,299
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,233,854	256,665,860
Class B (United Kingdom)	6,791,158	213,040,527
Royal Mail PLC	1,646,727	6,176,738
RSA Insurance Group PLC	1,869,158	12,668,496
Sage Group PLC	1,975,889	17,322,962
Schroders PLC	226,586	8,219,560
Scottish & Southern Energy PLC	1,869,544	29,420,585
Segro PLC	1,973,706	17,303,823
Severn Trent PLC	431,988	11,568,209
Smith & Nephew PLC	1,590,828	30,226,879
Smiths Group PLC	721,543	13,690,150
St. James's Place Capital PLC	965,338	12,450,377
Standard Chartered PLC (United Kingdom)	5,120,014	40,854,238
Standard Life PLC	4,559,006	14,920,572
Taylor Wimpey PLC	5,968,711	14,360,712
Tesco PLC	17,818,196	53,466,392
The Weir Group PLC	449,346	9,774,237
Unilever PLC	2,026,857	107,905,529
United Utilities Group PLC	1,241,585	13,836,214
Vodafone Group PLC	48,560,936	86,503,995
Vodafone Group PLC sponsored ADR	8,775	156,634
Whitbread PLC	334,092	21,504,755
WM Morrison Supermarkets PLC	4,074,981	12,436,562

TOTAL UNITED KINGDOM		3,999,609,529

TOTAL COMMON STOCKS
(Cost $24,132,131,794)		24,581,177,694

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	320,692	39,974,115
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	99,759	7,364,260
Fuchs Petrolub AG	125,353	5,597,016
Henkel AG & Co. KGaA	322,999	32,271,996
Porsche Automobil Holding SE (Germany)	278,720	18,533,670
Sartorius AG (non-vtg.)	64,739	10,265,050
Volkswagen AG	337,627	57,950,705

TOTAL GERMANY		131,982,697

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	10,751,243	5,851,275
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $163,855,433)		177,808,087
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.38% 4/2/19 (e)
(Cost $24,947,411)	25,000,000	24,947,111
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.44% (f)	350,039,737	350,109,745
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	146,543,972	146,558,626
TOTAL MONEY MARKET FUNDS
(Cost $496,674,088)		496,668,371
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $24,817,608,726)		25,280,601,263
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(111,026,652)
NET ASSETS - 100%		$25,169,574,611

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,339	March 2019	$405,479,550	$1,273,228	$1,273,228

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $451,775,162.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	340,000,000	USD	3,023,859	Goldman Sachs Bank USA	3/7/19	$27,184
USD	1,878,941	JPY	210,000,000	Goldman Sachs Bank USA	3/7/19	(5,527)
USD	1,205,675	JPY	130,000,000	Goldman Sachs Bank USA	3/7/19	39,100
EUR	2,900,000	USD	3,311,736	Goldman Sachs Bank USA	3/15/19	(9,968)
GBP	1,800,000	USD	2,278,183	Goldman Sachs Bank USA	3/15/19	110,653
SEK	3,800,000	USD	422,417	Goldman Sachs Bank USA	3/15/19	(10,611)
USD	2,296,318	EUR	2,000,000	Goldman Sachs Bank USA	3/15/19	19,236
USD	1,037,296	EUR	900,000	Goldman Sachs Bank USA	3/15/19	12,609
USD	1,654,130	GBP	1,300,000	Goldman Sachs Bank USA	3/15/19	(71,140)
USD	645,938	GBP	500,000	Goldman Sachs Bank USA	3/15/19	(17,628)
USD	422,813	SEK	3,800,000	Goldman Sachs Bank USA	3/15/19	11,007
AUD	1,300,000	USD	934,379	Goldman Sachs Bank USA	3/21/19	(11,948)
USD	934,691	AUD	1,300,000	Goldman Sachs Bank USA	3/21/19	12,260
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$105,227
					Unrealized Appreciation	232,049
					Unrealized Depreciation	(126,822)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,949,485 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,947,111.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,192,683
Fidelity Securities Lending Cash Central Fund	2,796,431
Total	$9,989,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,342,855,420	$325,161,236	$1,017,694,184	$--
Consumer Discretionary	2,777,560,108	1,326,553,841	1,451,006,267	--
Consumer Staples	2,805,074,388	946,886,839	1,858,187,549	--
Energy	1,448,468,811	284,005,929	1,164,462,882	--
Financials	4,863,201,133	1,846,153,548	3,017,047,489	96
Health Care	2,763,183,232	675,589,872	2,087,593,360	--
Industrials	3,559,093,272	1,675,149,870	1,883,943,402	--
Information Technology	1,527,924,354	589,572,576	938,351,778	--
Materials	1,854,237,633	782,761,993	1,071,475,640	--
Real Estate	923,414,099	737,532,278	185,881,821	--
Utilities	893,973,331	494,273,263	399,700,068	--
Government Obligations	24,947,111	--	24,947,111	--
Money Market Funds	496,668,371	496,668,371	--	--
Total Investments in Securities:	$25,280,601,263	$10,180,309,616	$15,100,291,551	$96
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$232,049	$--	$232,049	$--
Futures Contracts	1,273,228	1,273,228	--	--
Total Assets	$1,505,277	$1,273,228	$232,049	$--
Liabilities
Forward Foreign Currency Contracts	$(126,822)	$--	$(126,822)	$--
Total Liabilities	$(126,822)	$--	(126,822)	--
Total Derivative Instruments:	$1,378,455	$1,273,228	$105,227	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,273,228	$0
Total Equity Risk	1,273,228	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	232,049	(126,822)
Total Foreign Exchange Risk	232,049	(126,822)
Total Value of Derivatives	$1,505,277	$(126,822)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $141,594,562) — See accompanying schedule: Unaffiliated issuers (cost $24,320,934,638)	$24,783,932,892
Fidelity Central Funds (cost $496,674,088)	496,668,371
Total Investment in Securities (cost $24,817,608,726)		$25,280,601,263
Segregated cash with brokers for derivative instruments		12,834,450
Foreign currency held at value (cost $12,379,366)		12,375,528
Receivable for investments sold		8,518,779
Unrealized appreciation on forward foreign currency contracts		232,049
Receivable for fund shares sold		37,744,596
Dividends receivable		107,778,592
Distributions receivable from Fidelity Central Funds		808,568
Other receivables		381,405
Total assets		25,461,275,230
Liabilities
Payable for investments purchased	$104,567,224
Unrealized depreciation on forward foreign currency contracts	126,822
Payable for fund shares redeemed	39,110,260
Accrued management fee	921,412
Payable for daily variation margin on futures contracts	32,375
Other payables and accrued expenses	381,373
Collateral on securities loaned	146,561,153
Total liabilities		291,700,619
Net Assets		$25,169,574,611
Net Assets consist of:
Paid in capital		$25,047,213,834
Total distributable earnings (loss)		122,360,777
Net Assets		$25,169,574,611
Net Asset Value and Maximum Offering Price
Fidelity International Index Fund:
Net Asset Value, offering price and redemption price per share ($25,169,574,611 ÷ 634,417,499 shares)		$39.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2019
Investment Income
Dividends		$776,488,648
Interest		475,241
Income from Fidelity Central Funds (including $2,796,431 from security lending)		9,989,114
Income before foreign taxes withheld		786,953,003
Less foreign taxes withheld		(69,763,213)
Total income		717,189,790
Expenses
Management fee	$10,211,898
Transfer agent fees	1,114,902
Independent trustees' fees and expenses	127,761
Legal	9,587
Interest	16,303
Commitment fees	61,146
Total expenses before reductions	11,541,597
Expense reductions	(1,164)
Total expenses after reductions		11,540,433
Net investment income (loss)		705,649,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	290,639,845
Fidelity Central Funds	(14,698)
Forward foreign currency contracts	4,941,719
Foreign currency transactions	(9,083,342)
Futures contracts	(100,853,189)
Total net realized gain (loss)		185,630,335
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,018,683,320)
Fidelity Central Funds	8,446
Forward foreign currency contracts	(4,969,072)
Assets and liabilities in foreign currencies	(2,637,544)
Futures contracts	18,211,803
Total change in net unrealized appreciation (depreciation)		(2,008,069,687)
Net gain (loss)		(1,822,439,352)
Net increase (decrease) in net assets resulting from operations		$(1,116,789,995)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$705,649,357	$535,604,110
Net realized gain (loss)	185,630,335	446,692,138
Change in net unrealized appreciation (depreciation)	(2,008,069,687)	2,377,357,685
Net increase (decrease) in net assets resulting from operations	(1,116,789,995)	3,359,653,933
Distributions to shareholders	(597,217,317)	–
Distributions to shareholders from net investment income	–	(492,684,873)
Distributions to shareholders from net realized gain	–	(29,746,994)
Total distributions	(597,217,317)	(522,431,867)
Share transactions - net increase (decrease)	4,849,157,235	2,878,191,351
Total increase (decrease) in net assets	3,135,149,923	5,715,413,417
Net Assets
Beginning of period	22,034,424,688	16,319,011,271
End of period	$25,169,574,611	$22,034,424,688
Other Information
Undistributed net investment income end of period		$16,444,387

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

Years ended February 28,	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$36.88	$32.82	$39.76	$41.20
Income from Investment Operations
Net investment income (loss)B	1.23	1.13	1.11	1.16	1.19
Net realized and unrealized gain (loss)	(3.64)	6.16	4.04	(7.10)	(1.32)
Total from investment operations	(2.41)	7.29	5.15	(5.94)	(.13)
Distributions from net investment income	(1.01)	(1.02)	(1.06)	(1.00)	(1.31)
Distributions from net realized gain	–	(.06)	(.03)	–	–
Total distributions	(1.01)	(1.08)	(1.09)	(1.00)	(1.31)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C
Net asset value, end of period	$39.67	$43.09	$36.88	$32.82	$39.76
Total ReturnD	(5.43)%	19.82%	15.85%	(15.12)%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%	.06%	.08%	.08%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.06%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.06%
Net investment income (loss)	3.12%	2.72%	3.11%	3.06%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$25,169,575	$6,814,539	$4,761,598	$1,734,082	$1,797,254
Portfolio turnover rateG	3%H	2%H	2%	1%H	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2019

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Extended Market Index Fund and Fidelity International Index Fund each offer a single class of shares. Fidelity Total Market Index Fund offers Fidelity Total Market Index Fund and Class F shares. Each class of Fidelity Total Market Index Fund has equal rights as to assets and voting privilege and each class has exclusive voting rights with respect to matters that affect that class. Class F shares are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

Effective November 2, 2018, each Fund's publicly offered share classes, with the exception of Class F for Fidelity Total Market Index Fund, were consolidated into a single share class. The surviving class is Fidelity Total Market Index Fund (formerly Institutional Premium Class), Fidelity Extended Market Index Fund (formerly Institutional Premium Class) and Fidelity International Index Fund (formerly Institutional Premium Class).

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Total Market Index Fund	$778,869
Fidelity Extended Market Index Fund	$414,567
Fidelity International Index Fund	$381,373

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, certain deemed distributions, foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$40,486,659,345	$23,762,592,426	$(3,031,990,494)	$20,730,601,932
Fidelity Extended Market Index Fund	20,472,158,873	8,390,507,986	(2,649,424,419)	5,741,083,567
Fidelity International Index Fund	24,925,187,359	4,136,461,221	(3,780,493,008)	355,968,213

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$186,492,653	$97,980,744	$–	$20,730,601,932
Fidelity Extended Market Index Fund	33,301,409	341,075,864	–	5,741,083,567
Fidelity International Index Fund	64,715,152	–	(297,811,262)	355,838,258

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity International Index Fund	$(33,478,368)	$(264,332,894)	$(297,811,262)

The tax character of distributions paid was as follows:

February 28, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$1,062,318,947	$193,098,673	$1,255,417,620
Fidelity Extended Market Index Fund	307,729,454	800,296,185	1,108,025,639
Fidelity International Index Fund	597,217,317	–	597,217,317

February 28, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$812,794,970	$281,788,828	$1,094,583,798
Fidelity Extended Market Index Fund	272,772,146	883,666,934	1,156,439,080
Fidelity International Index Fund	522,431,867	–	522,431,867

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds.

Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index Fund
Equity Risk
Futures Contracts	$(6,795,161)	$6,013,022
Total Equity Risk	(6,795,161)	6,013,022
Fidelity Extended Market Index Fund
Equity Risk
Futures Contracts	$(6,696,738)	$11,261,582
Total Equity Risk	(6,696,738)	11,261,582
Fidelity International Index Fund
Equity Risk
Futures Contracts	$(100,853,189)	$18,211,803
Total Equity Risk	(100,853,189)	18,211,803
Foreign Exchange Risk
Forward Foreign Currency Contracts	$ 4,941,719	$(4,969,072)
Total Foreign Exchange Risk	4,941,719	(4,969,072)
Totals	$(95,911,470)	$13,242,731

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, Fidelity International Index Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity International Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	12,823,901,473	4,529,359,990
Fidelity Extended Market Index Fund	4,638,256,765	2,820,914,063
Fidelity International Index Fund	5,959,030,161	659,823,360

Unaffiliated Redemption In-Kind. Securities delivered in-kind through redemptions are noted in the table below. Realized gain (loss) on securities delivered in-kind through redemptions is included in each applicable Fund's accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

	Value of Securities Delivered	Realized gain (loss)
Fidelity Extended Market Index Fund	$441,023,062	$292,072,729
Fidelity International Index Fund	$423,571,757	$173,776,605

In addition, during the period, 3,472,310 shares of Fidelity International Index Fund were redeemed in-kind for investments and cash with a value of $136,253,459. The net realized gain of $37,473,611 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transaction in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% for Fidelity Total Market Index Fund and .045% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. During January 2019, the Board approved to change the management fee structure for each Fund from a flat fee to a unitary fee effective February 1, 2019, which eliminated the need for separate expense contracts. There is no change to the total expenses paid by the shareholders for each Fund.

During July 2018, the Board approved an amendment to the expense contract effective August 1, 2018. Under the expense contract, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Index Fund Class	Class F
Fidelity Total Market Index Fund	.015%	.015%	.015%	.015%	.015%
Fidelity Extended Market Index Fund	.045%	.045%	n/a	.045%	n/a
Fidelity International Index Fund	.045%	.045%	.045%	.045%	n/a

Prior to August 1, 2018, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Index Fund Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, each class pays no transfer agent fees. Prior to August 1, 2018, each class paid all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Prior to August 1, 2018
Fidelity Total Market Index Fund
Investor Class	.075%	.075%
Premium Class	.045%	.02%
Institutional Class	.035%	.015%
Fidelity Total Market Index Fund	.015%	.00%
Fidelity Extended Market Index Fund
Investor Class	.075%	.055%
Premium Class	.045%	.025%
Fidelity Extended Market Index Fund	.015%	.00%
Fidelity International Index Fund
Investor Class	.21%	.115%
Premium Class	.11%	.015%
Institutional Class	.035%	.005%
Fidelity International Index Fund	.015%	.00%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Total Market Index Fund
Investor Class	$250,548.030
Premium Class	2,334,574.008
Institutional Class	217,748.006
Fidelity Total Market Index Fund	–	–
	$2,802,870
Fidelity Extended Market Index Fund
Investor Class	$147,090.023
Premium Class	1,938,048.011
Fidelity Extended Market Index Fund	–	–
	$2,085,138
Fidelity International Index Fund
Investor Class	$325,982.049
Premium Class	721,499.007
Institutional Class	67,421.002
Fidelity International Index Fund	–	–
	$1,114,902

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$62,213,471	2.44%	$71,624
Fidelity Extended Market Index Fund	Borrower	$19,127,000	2.61%	$5,548
Fidelity International Index Fund	Borrower	$26,851,000	2.43%	$16,303

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the prior period, the investment adviser reimbursed the Fidelity International Index Fund for certain losses in the amount of $4,018.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 14,197,390 shares of Fidelity International Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $621,987,635. The Fund had a net realized gain of $320,859,246 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Total Market Index Fund	$144,479
Fidelity Extended Market Index Fund	59,745
Fidelity International Index Fund	61,146

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Total Market Index Fund	$333,634	$7,025,015
Fidelity Extended Market Index Fund	$901,862	$24,615,655
Fidelity International Index Fund	$48	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index Fund	$53,628
Fidelity Extended Market Index Fund	42,611
Fidelity International Index Fund	1,164

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2019	Year ended February 28, 2018
Fidelity Total Market Index Fund
Distributions to shareholders
Investor Class	$2,643,070	$–
Premium Class	95,554,672	–
Institutional Class	11,657,891	–
Fidelity Total Market Index Fund	826,659,950	–
Class F	318,902,037	–
Total	$1,255,417,620	$–
From net investment income
Investor Class	$–	$12,586,670
Premium Class	–	435,270,799
Institutional Class	–	44,873,287
Fidelity Total Market Index Fund	–	94,317,041
Class F	–	191,676,053
Total	$–	$778,723,850
From net realized gain
Investor Class	$–	$5,321,710
Premium Class	–	177,589,449
Institutional Class	–	18,221,313
Fidelity Total Market Index Fund	–	37,888,601
Class F	–	76,838,875
Total	$–	$315,859,948
Fidelity Extended Market Index Fund
Distributions to shareholders
Investor Class	$503,933	$–
Premium Class	16,357,102	–
Fidelity Extended Market Index Fund	1,091,164,604	–
Total	$1,108,025,639	$–
From net investment income
Investor Class	$–	$9,206,140
Premium Class	–	220,109,370
Fidelity Extended Market Index Fund	–	35,451,606
Total	$–	$264,767,116
From net realized gain
Investor Class	$–	$32,438,665
Premium Class	–	743,291,615
Fidelity Extended Market Index Fund	–	115,941,684
Total	$–	$891,671,964
Fidelity International Index Fund
Distributions to shareholders
Investor Class	$493,861	$–
Premium Class	11,498,487	–
Institutional Class	3,239,034	–
Fidelity International Index Fund	581,985,935	–
Total	$597,217,317	$–
From net investment income
Investor Class	$–	$15,703,123
Premium Class	–	258,467,735
Institutional Class	–	65,473,787
Fidelity International Index Fund	–	153,040,228
Total	$–	$492,684,873
From net realized gain
Investor Class	$–	$986,439
Premium Class	–	15,621,751
Institutional Class	–	3,939,343
Fidelity International Index Fund	–	9,199,461
Total	$–	$29,746,994

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2019	Year ended February 28, 2018	Year ended February 28, 2019	Year ended February 28, 2018
Fidelity Total Market Index Fund
Investor Class
Shares sold	4,019,092	6,491,579	$321,586,444	$473,077,417
Reinvestment of distributions	32,797	227,908	2,485,299	16,995,879
Shares redeemed	(14,311,611)	(7,266,119)	(1,127,640,932)	(529,723,284)
Net increase (decrease)	(10,259,722)	(546,632)	$(803,569,189)	$(39,649,988)
Premium Class
Shares sold	33,941,527	59,682,692	$2,708,157,234	$4,353,636,860
Reinvestment of distributions	1,130,172	7,372,266	85,644,409	550,334,111
Shares redeemed	(389,445,522)	(54,136,097)	(30,662,792,136)	(3,981,489,838)
Net increase (decrease)	(354,373,823)	12,918,861	$(27,868,990,493)	$922,481,133
Institutional Class
Shares sold	6,937,506	17,997,705	$550,209,868	$1,330,831,506
Reinvestment of distributions	129,741	732,368	9,830,506	54,656,693
Shares redeemed	(50,228,600)	(9,961,881)	(3,979,265,959)	(724,114,212)
Net increase (decrease)	(43,161,353)	8,768,192	$(3,419,225,585)	$661,373,987
Fidelity Total Market Index Fund
Shares sold	548,051,126	19,386,022	$42,944,138,381	$1,424,547,920
Reinvestment of distributions	10,313,797	1,770,295	755,006,295	132,205,306
Shares redeemed	(83,887,771)	(10,876,497)	(6,461,116,988)	(794,477,913)
Net increase (decrease)	474,477,152	10,279,820	$37,238,027,688	$762,275,313
Class F
Shares sold	53,060,174	36,022,682	$4,063,333,929	$2,617,551,668
Reinvestment of distributions	4,337,951	3,591,887	318,902,037	268,514,928
Shares redeemed	(21,002,842)	(10,934,635)	(1,667,467,073)	(823,156,173)
Net increase (decrease)	36,395,283	28,679,934	$2,714,768,893	$2,062,910,423
Fidelity Extended Market Index Fund
Investor Class
Shares sold	1,801,865	3,991,694	$118,602,143	$239,037,979
Reinvestment of distributions	7,831	675,931	488,757	40,774,046
Shares redeemed	(12,973,810)	(7,533,841)	(823,775,253)	(452,172,226)
Net increase (decrease)	(11,164,114)	(2,866,216)	$(704,684,353)	$(172,360,201)
Premium Class
Shares sold	37,648,220	63,342,564	$2,479,187,065	$3,816,914,744
Reinvestment of distributions	249,891	15,232,360	15,595,685	921,328,809
Shares redeemed	(322,930,159)	(72,724,257)	(20,627,305,774)	(4,378,600,164)
Net increase (decrease)	(285,032,048)	5,850,667	$(18,132,523,024)	$359,643,389
Fidelity Extended Market Index Fund
Shares sold	346,750,053	17,002,258	$21,910,869,231	$1,011,348,990
Reinvestment of distributions	18,931,791	2,498,579	1,047,073,345	151,393,120
Shares redeemed	(44,258,061)(a)	(9,306,004)	(2,691,839,241)(a)	(554,308,152)
Net increase (decrease)	321,423,783	10,194,833	$20,266,103,335	$608,433,958
Fidelity International Index Fund
Investor Class
Shares sold	3,227,281	9,622,744	$136,457,524	$397,671,186
Reinvestment of distributions	10,462	369,295	453,026	15,632,929
Shares redeemed	(19,311,118)	(13,994,223)	(775,276,067)	(573,236,825)
Net increase (decrease)	(16,073,375)	(4,002,184)	$(638,365,517)	$(159,932,710)
Premium Class
Shares sold	43,661,531	82,469,511	$1,853,780,288	$3,438,872,823
Reinvestment of distributions	243,147	5,894,175	10,528,255	249,347,695
Shares redeemed	(309,962,334)	(58,740,308)	(12,483,807,052)	(2,455,289,015)
Net increase (decrease)	(266,057,656)	29,623,378	$(10,619,498,509)	$1,232,931,503
Institutional Class
Shares sold	21,887,065	40,718,664	$929,778,540	$1,697,292,859
Reinvestment of distributions	69,194	1,587,399	2,996,108	67,153,832
Shares redeemed	(93,088,706)	(28,030,811)	(3,742,701,069)	(1,191,741,771)
Net increase (decrease)	(71,132,447)	14,275,252	$(2,809,926,421)	$572,704,920
Fidelity International Index Fund
Shares sold	580,182,795	81,804,104(b)	$23,057,381,443	$3,495,868,171(b)
Reinvestment of distributions	14,857,238	3,827,749	549,904,860	161,918,344
Shares redeemed	(118,779,420)(a)	(56,573,887)(c)	(4,690,338,621)(a)	(2,425,298,877)(c)
Net increase (decrease)	476,260,613	29,057,966	$18,916,947,682	$1,232,487,638

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fidelity Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 287 funds. Mr. Chiel oversees 155 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$964.40	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$964.40	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index Fund	.05%
Actual		$1,000.00	$941.70	$.19
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity International Index Fund	.05%
Actual		$1,000.00	$965.10	$.24
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Fidelity Total Market Index Fund	04/15/19	04/12/19	$0.244	$0.127
Class F	04/15/19	04/12/19	$0.244	$0.127
Fidelity Extended Market Index Fund	04/15/19	04/12/19	$0.089	$0.907
Fidelity International Index Fund	04/15/19	04/12/19	$0.100	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$294,593,001
Fidelity Extended Market Index Fund	$1,195,500,142

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2018	December 2018
Fidelity Total Market Index Fund
Investor Class	83%	–
Premium Class	80%	–
Institutional Class	79%	–
Fidelity Total Market Index Fund	78%	94%
Class F	78%	94%
Fidelity Extended Market Index Fund
Investor Class	100%	–
Premium Class	98%	–
Fidelity Extended Market Index Fund	91%	69%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2018	December 2018
Fidelity Total Market Index Fund
Investor Class	87%	–
Premium Class	83%	–
Institutional Class	82%	–
Fidelity Total Market Index Fund	81%	98%
Class F	81%	98%
Fidelity Extended Market Index Fund
Investor Class	100%	–
Premium Class	99%	–
Fidelity Extended Market Index Fund	92%	71%
Fidelity International Index Fund
Investor Class	100%	–
Premium Class	100%	–
Institutional Class	100%	–
Fidelity International Index Fund	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/12/18	$0.0408	$0.0098
Premium Class	04/12/18	$0.0527	$0.0098
Institutional Class	04/12/18	$0.0539	$0.0098
Fidelity International Index Fund	04/12/18	$0.0545	$0.0098
Fidelity International Index Fund	12/17/18	$1.0673	$0.0993

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for 2016 and 2018.

Fidelity Extended Market Index Fund

The Board considered that effective July 1, 2016, the fund’s management fee rate was reduced from 0.06% to 0.045%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity International Index Fund

The Board considered that (i) effective July 1, 2016, the fund’s management fee rate was reduced from 0.06% to 0.05%, and (ii) effective August 1, 2017, the fund’s management fee rate was further reduced from 0.05% to 0.045%. The Board considered that the chart below reflects the fund’s lower management fee rates for 2016 and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Total Market Index Fund

The Board considered that (i) effective July 1, 2014, the fund’s management fee rate was reduced from 0.045% to 0.035%, and (ii) effective July 1, 2016, the fund’s management fee rate was further reduced from 0.035% to 0.015%. The Board considered that the chart below reflects the fund’s lower management fee rates for 2014 and 2016, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of Fidelity Extended Market Index Fund and Fidelity International Index Fund and of each class of Fidelity Total Market Index Fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Premium Class of each fund (into which the fund's other share classes were consolidated in November 2018, except Class F of Fidelity Total Market Index Fund) and Class F of Fidelity Total Market Index Fund ranked below the competitive median for the 12-month period ended June 30, 2018.

With respect to each of Fidelity Extended Market Index Fund and Fidelity International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the current class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.045%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the

With respect to Fidelity Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses of each class, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for each fund to convert its fee structure to a unitary fee structure under which FMR would pay both "fund-level" and "class-level" expenses of the fund with limited exceptions. The Board considered that the amendments would result in no change to the management fee rate or total expenses paid by shareholders and would eliminate the need for a separate expense contract for the fund. The Board also considered that the amendments would clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, and that such amendments would not change the services provided to the funds or the party responsible for making such payments under the current contractual arrangements.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund or class, as applicable, was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each fund or class, as applicable, will not decline if the fund's or class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SIF-I-ANN-0419
1.929379.107

Fidelity Flex℠ Funds Fidelity Flex℠ 500 Index Fund Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2019	Past 1 year	Life of fundA
Fidelity Flex℠ 500 Index Fund	4.67%	10.76%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ 500 Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,236	Fidelity Flex℠ 500 Index Fund
$12,243	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.68% for the 12 months ending February 28, 2019, as the U.S. equity bellwether began the new year on a high note after enduring a final quarter of 2018 in which resurgent volatility upset the aging bull market. In October, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But conditions worsened through Christmas, as jitters about the economy and another hike in rates led to a spike in market volatility and a -9.03% result for December. Sharply reversing course to begin 2019, the S&P 500® gained 11.48% year-to-date, its strongest two-month opening since 1991, amid upbeat company earnings/outlooks and signs the Fed may pause on rates. For the full period, some economically sensitive sectors fared worst, with financials (-6%) and materials (-6%) both losing ground. Energy gained 1%, while communication services and industrials each rose roughly 2%. In contrast, the defensive utilities (+20%), real estate (+20%) and health care (+11%) sectors led the way, while consumer staples finished near the index. Information technology and consumer discretionary were rattled in the late-2018 downturn, but earlier strength contributed to advances of 9% and roughly 7%, respectively.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned 4.67%, closely in line with the benchmark S&P 500®. In an often-volatile investment environment, categories often seen as economically sensitive, such as financials and materials, struggled the most, while more defensive sectors, such as utilities and real estate, fared best. On an individual basis, the top contributor was software maker Microsoft (+21%), whose strong financial performance, especially from the firm's cloud-computing business, helped drive valuation gains. Also in the information technology sector, leading payment-processing companies Visa (+21%) and Mastercard (+29%) have benefited from the global shift to cashless payments. Drugmakers Merck (+55%), Lilly (+68%) and Pfizer (+24%) also contributed. These stocks were seen as fairly defensive, appealing to investors when markets sharply corrected in late 2018. In contrast, performance challenges included NVIDIA (-36%), a maker of graphics processors, and social media company Facebook (-9%), which struggled due to weaker earnings and concern about the company's privacy protection. Bank stocks Wells Fargo (-12%), JPMorgan Chase (-7%) and Citigroup (-13%) detracted, lagging amid concern about potentially slowing economic growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

% of fund's net assets
Microsoft Corp.	3.7
Apple, Inc.	3.3
Amazon.com, Inc.	2.9
Berkshire Hathaway, Inc. Class B	1.7
Facebook, Inc. Class A	1.6
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
20.5

Top Market Sectors as of February 28, 2019

% of fund's net assets
Information Technology	20.4
Health Care	14.7
Financials	13.2
Communication Services	10.0
Consumer Discretionary	9.8
Industrials	9.7
Consumer Staples	7.1
Energy	5.3
Utilities	3.2
Real Estate	2.9

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	170,461	$5,304,746
CenturyLink, Inc.	22,269	293,728
Verizon Communications, Inc.	96,779	5,508,661
		11,107,135
Entertainment - 2.1%
Activision Blizzard, Inc.	17,872	753,126
Electronic Arts, Inc. (a)	7,076	677,739
Netflix, Inc. (a)	10,214	3,657,633
Take-Two Interactive Software, Inc. (a)	2,667	232,722
The Walt Disney Co.	34,867	3,934,392
Twenty-First Century Fox, Inc.:
Class A	24,597	1,240,427
Class B	11,572	580,452
Viacom, Inc. Class B (non-vtg.)	8,277	241,854
		11,318,345
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	7,003	7,889,230
Class C (a)	7,205	8,069,024
Facebook, Inc. Class A (a)	56,269	9,084,630
TripAdvisor, Inc. (a)	2,398	127,502
Twitter, Inc. (a)	16,938	521,352
		25,691,738
Media - 1.3%
CBS Corp. Class B	7,886	395,956
Charter Communications, Inc. Class A (a)	4,128	1,423,788
Comcast Corp. Class A	106,335	4,111,974
Discovery Communications, Inc.:
Class A (a)(b)	3,648	105,427
Class C (non-vtg.) (a)	8,461	230,562
DISH Network Corp. Class A (a)	5,369	174,546
Interpublic Group of Companies, Inc.	9,001	207,293
News Corp.:
Class A	8,959	116,646
Class B	2,956	39,344
Omnicom Group, Inc.	5,248	397,274
		7,202,810

TOTAL COMMUNICATION SERVICES		55,320,028

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	6,171	512,872
BorgWarner, Inc.	4,878	198,096
		710,968
Automobiles - 0.4%
Ford Motor Co.	91,505	802,499
General Motors Co.	30,743	1,213,734
Harley-Davidson, Inc.	3,813	141,539
		2,157,772
Distributors - 0.1%
Genuine Parts Co.	3,437	373,877
LKQ Corp. (a)	7,452	206,420
		580,297
Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,812	116,210
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	9,378	541,673
Chipotle Mexican Grill, Inc. (a)	573	348,115
Darden Restaurants, Inc.	2,907	325,904
Hilton Worldwide Holdings, Inc.	6,946	577,213
Marriott International, Inc. Class A	6,632	830,791
McDonald's Corp.	18,056	3,319,415
MGM Mirage, Inc.	11,730	313,778
Norwegian Cruise Line Holdings Ltd. (a)	5,152	286,091
Royal Caribbean Cruises Ltd.	4,014	475,579
Starbucks Corp.	29,057	2,041,545
Wynn Resorts Ltd.	2,292	290,030
Yum! Brands, Inc.	7,315	691,268
		10,041,402
Household Durables - 0.3%
D.R. Horton, Inc.	8,020	311,898
Garmin Ltd.	2,831	237,719
Leggett & Platt, Inc.	3,054	138,713
Lennar Corp. Class A	6,852	328,759
Mohawk Industries, Inc. (a)	1,477	201,049
Newell Brands, Inc.	10,057	163,225
PulteGroup, Inc.	6,052	163,404
Whirlpool Corp.	1,494	211,416
		1,756,183
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	9,620	15,775,165
eBay, Inc.	21,197	787,469
Expedia, Inc.	2,775	342,185
The Booking Holdings, Inc. (a)	1,085	1,841,288
		18,746,107
Leisure Products - 0.1%
Hasbro, Inc.	2,726	231,437
Mattel, Inc. (a)(b)	8,083	116,557
		347,994
Multiline Retail - 0.5%
Dollar General Corp.	6,157	729,358
Dollar Tree, Inc. (a)	5,574	536,943
Kohl's Corp.	3,867	261,139
Macy's, Inc.	7,200	178,488
Nordstrom, Inc.	2,664	125,954
Target Corp.	12,221	887,733
		2,719,615
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,707	276,158
AutoZone, Inc. (a)	591	554,931
Best Buy Co., Inc.	5,483	377,450
CarMax, Inc. (a)	4,090	253,989
Foot Locker, Inc.	2,691	160,168
Gap, Inc.	5,001	127,025
Home Depot, Inc.	26,455	4,897,879
L Brands, Inc.	5,347	139,771
Lowe's Companies, Inc.	18,806	1,976,323
O'Reilly Automotive, Inc. (a)	1,876	697,797
Ross Stores, Inc.	8,745	829,288
Tiffany & Co., Inc.	2,541	241,497
TJX Companies, Inc.	28,985	1,486,641
Tractor Supply Co.	2,859	272,606
Ulta Beauty, Inc. (a)	1,320	412,487
		12,704,010
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	3,518	160,421
Hanesbrands, Inc.	8,448	157,048
NIKE, Inc. Class B	29,818	2,556,297
PVH Corp.	1,774	203,726
Ralph Lauren Corp.	1,278	159,967
Tapestry, Inc.	6,787	237,138
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,449	100,325
Class C (non-vtg.) (a)	4,444	89,236
VF Corp.	7,621	665,771
		4,329,929

TOTAL CONSUMER DISCRETIONARY		54,210,487

CONSUMER STAPLES - 7.1%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	3,895	192,764
Constellation Brands, Inc. Class A (sub. vtg.)	3,891	658,202
Molson Coors Brewing Co. Class B	4,387	270,502
Monster Beverage Corp. (a)	9,325	595,215
PepsiCo, Inc.	33,061	3,823,174
The Coca-Cola Co.	89,725	4,068,132
		9,607,989
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	10,264	2,245,147
Kroger Co.	18,690	548,178
Sysco Corp.	11,200	756,560
Walgreens Boots Alliance, Inc.	18,829	1,340,437
Walmart, Inc.	33,342	3,300,525
		8,190,847
Food Products - 1.1%
Archer Daniels Midland Co.	13,131	558,068
Campbell Soup Co. (b)	4,511	162,486
Conagra Brands, Inc.	11,372	265,764
General Mills, Inc.	13,964	658,123
Hormel Foods Corp. (b)	6,387	276,940
Kellogg Co.	5,933	333,791
Lamb Weston Holdings, Inc.	3,430	237,733
McCormick & Co., Inc. (non-vtg.)	2,852	387,815
Mondelez International, Inc.	34,051	1,605,845
The Hershey Co.	3,285	363,584
The J.M. Smucker Co.	2,664	282,144
The Kraft Heinz Co.	14,565	483,412
Tyson Foods, Inc. Class A	6,912	426,194
		6,041,899
Household Products - 1.6%
Church & Dwight Co., Inc.	5,768	379,534
Clorox Co.	2,990	472,510
Colgate-Palmolive Co.	20,313	1,338,017
Kimberly-Clark Corp.	8,111	947,608
Procter & Gamble Co.	58,353	5,750,688
		8,888,357
Personal Products - 0.2%
Coty, Inc. Class A	10,552	116,072
Estee Lauder Companies, Inc. Class A	5,150	808,241
		924,313
Tobacco - 1.0%
Altria Group, Inc.	44,009	2,306,512
Philip Morris International, Inc.	36,409	3,165,398
		5,471,910

TOTAL CONSUMER STAPLES		39,125,315

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	12,025	317,220
Halliburton Co.	20,518	629,697
Helmerich & Payne, Inc.	2,553	138,373
National Oilwell Varco, Inc.	8,979	252,669
Schlumberger Ltd.	32,433	1,428,998
TechnipFMC PLC	9,965	222,120
		2,989,077
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	11,811	513,779
Apache Corp.	8,889	294,937
Cabot Oil & Gas Corp.	10,099	248,637
Chevron Corp.	44,753	5,351,564
Cimarex Energy Co.	2,344	168,557
Concho Resources, Inc.	4,690	515,900
ConocoPhillips Co.	26,965	1,829,575
Devon Energy Corp.	10,965	323,577
Diamondback Energy, Inc.	3,613	371,886
EOG Resources, Inc.	13,583	1,276,802
Exxon Mobil Corp.	99,162	7,836,773
Hess Corp.	5,828	337,150
HollyFrontier Corp.	3,734	191,181
Kinder Morgan, Inc.	44,456	851,777
Marathon Oil Corp.	19,469	323,185
Marathon Petroleum Corp.	16,181	1,003,384
Noble Energy, Inc.	11,237	248,900
Occidental Petroleum Corp.	17,684	1,169,797
ONEOK, Inc.	9,635	619,145
Phillips 66 Co.	9,936	957,433
Pioneer Natural Resources Co.	3,993	562,813
The Williams Companies, Inc.	28,352	756,715
Valero Energy Corp.	9,938	810,543
		26,564,010

TOTAL ENERGY		29,553,087

FINANCIALS - 13.2%
Banks - 5.7%
Bank of America Corp.	213,774	6,216,548
BB&T Corp.	18,049	919,958
Citigroup, Inc.	57,198	3,659,528
Citizens Financial Group, Inc.	10,959	404,825
Comerica, Inc.	3,787	329,886
Fifth Third Bancorp	15,355	423,491
First Republic Bank	3,836	402,703
Huntington Bancshares, Inc.	24,862	358,261
JPMorgan Chase & Co.	77,887	8,128,287
KeyCorp	24,229	427,884
M&T Bank Corp.	3,288	569,021
Peoples United Financial, Inc.	8,836	156,927
PNC Financial Services Group, Inc.	10,807	1,361,898
Regions Financial Corp.	24,211	397,060
SunTrust Banks, Inc.	10,523	682,627
SVB Financial Group (a)	1,247	308,209
U.S. Bancorp	35,581	1,839,182
Wells Fargo & Co.	99,226	4,950,385
Zions Bancorporation	4,501	230,001
		31,766,681
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,233	135,149
Ameriprise Financial, Inc.	3,264	429,640
Bank of New York Mellon Corp.	21,307	1,118,191
BlackRock, Inc. Class A	2,844	1,260,518
Brighthouse Financial, Inc. (a)	2,778	107,564
Cboe Global Markets, Inc.	2,628	252,051
Charles Schwab Corp.	28,151	1,295,228
CME Group, Inc.	8,380	1,524,406
E*TRADE Financial Corp.	5,955	291,735
Franklin Resources, Inc.	6,969	227,259
Goldman Sachs Group, Inc.	8,102	1,593,663
IntercontinentalExchange, Inc.	13,342	1,029,335
Invesco Ltd.	9,630	186,341
Moody's Corp.	3,904	675,860
Morgan Stanley	30,619	1,285,386
MSCI, Inc.	2,062	380,893
Northern Trust Corp.	5,185	483,242
Raymond James Financial, Inc.	3,020	249,392
S&P Global, Inc.	5,877	1,177,574
State Street Corp.	8,889	638,852
T. Rowe Price Group, Inc.	5,636	566,023
The NASDAQ OMX Group, Inc.	2,689	246,232
		15,154,534
Consumer Finance - 0.7%
American Express Co.	16,407	1,767,690
Capital One Financial Corp.	11,094	927,237
Discover Financial Services	7,868	563,427
Synchrony Financial	15,487	505,031
		3,763,385
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	45,565	9,172,235
Jefferies Financial Group, Inc.	6,227	126,221
		9,298,456
Insurance - 2.4%
AFLAC, Inc.	17,831	876,215
Allstate Corp.	8,067	761,363
American International Group, Inc.	20,719	895,061
Aon PLC	5,641	967,601
Arthur J. Gallagher & Co.	4,302	345,365
Assurant, Inc.	1,221	125,751
Chubb Ltd.	10,793	1,445,183
Cincinnati Financial Corp.	3,545	307,777
Everest Re Group Ltd.	952	215,257
Hartford Financial Services Group, Inc.	8,402	414,723
Lincoln National Corp.	5,002	312,725
Loews Corp.	6,477	308,435
Marsh & McLennan Companies, Inc.	11,798	1,097,450
MetLife, Inc.	23,112	1,044,431
Principal Financial Group, Inc.	6,165	324,526
Progressive Corp.	13,657	995,595
Prudential Financial, Inc.	9,672	927,061
The Travelers Companies, Inc.	6,204	824,574
Torchmark Corp.	2,404	198,474
Unum Group	5,122	191,358
Willis Group Holdings PLC	3,044	523,629
		13,102,554

TOTAL FINANCIALS		73,085,610

HEALTH CARE - 14.7%
Biotechnology - 2.4%
AbbVie, Inc.	35,231	2,791,704
Alexion Pharmaceuticals, Inc. (a)	5,225	707,099
Amgen, Inc.	14,925	2,836,944
Biogen, Inc. (a)	4,719	1,547,879
Celgene Corp. (a)	16,378	1,361,339
Gilead Sciences, Inc.	30,298	1,969,976
Incyte Corp. (a)	4,137	356,734
Regeneron Pharmaceuticals, Inc. (a)	1,818	783,085
Vertex Pharmaceuticals, Inc. (a)	5,986	1,129,858
		13,484,618
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	41,136	3,192,976
Abiomed, Inc. (a)	1,055	352,898
Align Technology, Inc. (a)	1,705	441,544
Baxter International, Inc.	11,591	866,195
Becton, Dickinson & Co.	6,283	1,563,148
Boston Scientific Corp. (a)	32,412	1,300,369
Danaher Corp.	14,447	1,835,058
Dentsply Sirona, Inc.	5,211	217,611
Edwards Lifesciences Corp. (a)	4,896	828,844
Hologic, Inc. (a)	6,310	297,517
IDEXX Laboratories, Inc. (a)	2,020	426,281
Intuitive Surgical, Inc. (a)	2,675	1,464,857
Medtronic PLC	31,456	2,846,768
ResMed, Inc.	3,337	341,809
Stryker Corp.	7,274	1,371,222
Teleflex, Inc.	1,077	312,158
The Cooper Companies, Inc.	1,151	329,174
Varian Medical Systems, Inc. (a)	2,134	286,724
Zimmer Biomet Holdings, Inc.	4,777	592,921
		18,868,074
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	3,673	305,961
Anthem, Inc.	6,058	1,821,822
Cardinal Health, Inc.	6,977	379,130
Centene Corp. (a)	9,620	585,762
Cigna Corp.	8,919	1,555,830
Covetrus, Inc. (a)	1	36
CVS Health Corp.	30,288	1,751,555
DaVita HealthCare Partners, Inc. (a)	2,954	168,083
HCA Holdings, Inc.	6,288	874,284
Henry Schein, Inc. (a)	3,570	211,701
Humana, Inc.	3,213	915,834
Laboratory Corp. of America Holdings (a)	2,363	350,291
McKesson Corp.	4,576	581,884
Quest Diagnostics, Inc.	3,187	275,835
UnitedHealth Group, Inc.	22,532	5,457,701
Universal Health Services, Inc. Class B	1,997	277,244
Wellcare Health Plans, Inc. (a)	1,171	296,942
		15,809,895
Health Care Technology - 0.1%
Cerner Corp. (a)	7,717	431,766
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	7,466	593,099
Illumina, Inc. (a)	3,443	1,076,867
IQVIA Holdings, Inc. (a)	3,711	519,911
Mettler-Toledo International, Inc. (a)	587	399,694
PerkinElmer, Inc.	2,605	245,287
Thermo Fisher Scientific, Inc.	9,429	2,447,486
Waters Corp. (a)	1,774	429,698
		5,712,042
Pharmaceuticals - 4.9%
Allergan PLC	7,426	1,022,634
Bristol-Myers Squibb Co.	38,228	1,974,858
Eli Lilly & Co.	22,082	2,788,736
Johnson & Johnson	62,816	8,583,178
Merck & Co., Inc.	60,905	4,950,967
Mylan NV (a)	12,076	318,686
Nektar Therapeutics (a)(b)	4,054	164,349
Perrigo Co. PLC	2,927	142,545
Pfizer, Inc.	135,388	5,869,070
Zoetis, Inc. Class A	11,253	1,060,370
		26,875,393

TOTAL HEALTH CARE		81,181,788

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.7%
Arconic, Inc.	10,073	186,250
General Dynamics Corp.	6,520	1,109,834
Harris Corp.	2,756	454,547
Huntington Ingalls Industries, Inc.	1,006	210,666
L3 Technologies, Inc.	1,843	390,255
Lockheed Martin Corp.	5,796	1,793,340
Northrop Grumman Corp.	4,066	1,178,977
Raytheon Co.	6,665	1,243,023
Textron, Inc.	5,691	309,021
The Boeing Co.	12,370	5,442,305
TransDigm Group, Inc. (a)	1,137	493,560
United Technologies Corp.	19,009	2,388,861
		15,200,639
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,220	291,024
Expeditors International of Washington, Inc.	4,042	302,948
FedEx Corp.	5,678	1,027,718
United Parcel Service, Inc. Class B	16,283	1,794,387
		3,416,077
Airlines - 0.4%
Alaska Air Group, Inc.	2,888	178,190
American Airlines Group, Inc.	9,600	342,048
Delta Air Lines, Inc.	14,613	724,513
Southwest Airlines Co.	11,853	664,242
United Continental Holdings, Inc. (a)	5,361	470,749
		2,379,742
Building Products - 0.3%
A.O. Smith Corp.	3,370	175,004
Allegion PLC	2,227	200,341
Fortune Brands Home & Security, Inc.	3,311	156,014
Johnson Controls International PLC	21,644	763,384
Masco Corp.	7,155	268,742
		1,563,485
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,028	418,985
Copart, Inc. (a)	4,823	282,965
Republic Services, Inc.	5,094	399,522
Rollins, Inc.	3,450	136,827
Waste Management, Inc.	9,187	930,184
		2,168,483
Construction & Engineering - 0.1%
Fluor Corp.	3,293	123,817
Jacobs Engineering Group, Inc.	2,800	206,584
Quanta Services, Inc.	3,421	121,924
		452,325
Electrical Equipment - 0.6%
AMETEK, Inc.	5,437	432,676
Eaton Corp. PLC	10,151	809,745
Emerson Electric Co.	14,665	999,420
Fortive Corp.	6,884	561,528
Rockwell Automation, Inc.	2,826	504,611
		3,307,980
Industrial Conglomerates - 1.5%
3M Co.	13,638	2,828,385
General Electric Co.	203,721	2,116,661
Honeywell International, Inc.	17,339	2,671,420
Roper Technologies, Inc.	2,423	784,204
		8,400,670
Machinery - 1.5%
Caterpillar, Inc.	13,821	1,898,176
Cummins, Inc.	3,460	533,151
Deere & Co.	7,534	1,235,877
Dover Corp.	3,427	310,246
Flowserve Corp.	3,064	136,072
Illinois Tool Works, Inc.	7,149	1,030,028
Ingersoll-Rand PLC	5,754	607,392
PACCAR, Inc.	8,185	554,943
Parker Hannifin Corp.	3,100	546,096
Pentair PLC	3,739	159,057
Snap-On, Inc.	1,304	208,640
Stanley Black & Decker, Inc.	3,538	468,537
Wabtec Corp.	3,121	228,644
Xylem, Inc.	4,209	317,990
		8,234,849
Professional Services - 0.3%
Equifax, Inc.	2,824	309,256
IHS Markit Ltd. (a)	8,403	446,788
Nielsen Holdings PLC	8,312	217,774
Robert Half International, Inc.	2,845	194,001
Verisk Analytics, Inc.	3,856	487,514
		1,655,333
Road & Rail - 1.1%
CSX Corp.	18,789	1,365,397
J.B. Hunt Transport Services, Inc.	2,045	220,185
Kansas City Southern	2,382	258,780
Norfolk Southern Corp.	6,379	1,143,755
Union Pacific Corp.	17,257	2,893,999
		5,882,116
Trading Companies & Distributors - 0.2%
Fastenal Co.	6,723	423,146
United Rentals, Inc. (a)	1,899	255,586
W.W. Grainger, Inc.	1,068	325,494
		1,004,226

TOTAL INDUSTRIALS		53,665,925

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,219	347,720
Cisco Systems, Inc.	105,303	5,451,536
F5 Networks, Inc. (a)	1,420	238,759
Juniper Networks, Inc.	8,084	218,915
Motorola Solutions, Inc.	3,830	548,150
		6,805,080
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	7,058	663,240
Corning, Inc.	18,746	652,548
FLIR Systems, Inc.	3,240	166,698
IPG Photonics Corp. (a)	838	129,915
Keysight Technologies, Inc. (a)	4,390	370,560
TE Connectivity Ltd.	8,034	659,511
		2,642,472
IT Services - 4.9%
Accenture PLC Class A	14,930	2,409,403
Akamai Technologies, Inc. (a)	3,814	265,683
Alliance Data Systems Corp.	1,097	189,781
Automatic Data Processing, Inc.	10,252	1,568,864
Broadridge Financial Solutions, Inc.	2,734	276,818
Cognizant Technology Solutions Corp. Class A	13,561	962,560
DXC Technology Co.	6,561	432,107
Fidelity National Information Services, Inc.	7,671	829,619
Fiserv, Inc. (a)	9,333	790,412
FleetCor Technologies, Inc. (a)	2,077	484,523
Gartner, Inc. (a)	2,129	302,957
Global Payments, Inc.	3,706	483,188
IBM Corp.	21,285	2,940,097
Jack Henry & Associates, Inc.	1,810	240,060
MasterCard, Inc. Class A	21,282	4,783,555
Paychex, Inc.	7,485	576,495
PayPal Holdings, Inc. (a)	27,599	2,706,634
The Western Union Co.	10,367	185,258
Total System Services, Inc.	3,931	371,086
VeriSign, Inc. (a)	2,492	443,676
Visa, Inc. Class A	41,158	6,096,323
		27,339,099
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	20,599	484,694
Analog Devices, Inc.	8,670	927,343
Applied Materials, Inc.	23,023	882,702
Broadcom, Inc.	9,684	2,666,586
Intel Corp.	106,896	5,661,212
KLA-Tencor Corp.	3,869	446,831
Lam Research Corp.	3,635	640,087
Maxim Integrated Products, Inc.	6,489	353,196
Microchip Technology, Inc. (b)	5,540	481,260
Micron Technology, Inc. (a)	26,234	1,072,446
NVIDIA Corp.	14,287	2,203,913
Qorvo, Inc. (a)	2,926	205,230
Qualcomm, Inc.	28,390	1,515,742
Skyworks Solutions, Inc.	4,158	339,542
Texas Instruments, Inc.	22,497	2,379,733
Xilinx, Inc.	5,927	742,653
		21,003,170
Software - 6.2%
Adobe, Inc. (a)	11,433	3,001,163
ANSYS, Inc. (a)	1,957	346,898
Autodesk, Inc. (a)	5,129	836,078
Cadence Design Systems, Inc. (a)	6,609	378,365
Citrix Systems, Inc.	2,999	316,395
Fortinet, Inc. (a)	3,392	294,392
Intuit, Inc.	6,079	1,502,303
Microsoft Corp.	181,023	20,279,999
Oracle Corp.	59,681	3,111,171
Red Hat, Inc. (a)	4,140	755,964
Salesforce.com, Inc. (a)	17,918	2,932,281
Symantec Corp.	14,963	336,518
Synopsys, Inc. (a)	3,496	355,473
		34,447,000
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	105,587	18,282,389
Hewlett Packard Enterprise Co.	33,327	545,896
HP, Inc.	37,062	731,233
NetApp, Inc.	5,900	384,680
Seagate Technology LLC	6,099	283,969
Western Digital Corp.	6,778	340,933
Xerox Corp.	4,854	149,989
		20,719,089

TOTAL INFORMATION TECHNOLOGY		112,955,910

MATERIALS - 2.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,142	931,628
Albemarle Corp. U.S.	2,487	227,038
Celanese Corp. Class A	3,133	320,475
CF Industries Holdings, Inc.	5,405	228,091
DowDuPont, Inc.	53,735	2,860,314
Eastman Chemical Co.	3,279	271,141
Ecolab, Inc.	5,954	1,005,690
FMC Corp.	3,154	282,283
International Flavors & Fragrances, Inc.	2,372	302,430
Linde PLC	12,907	2,236,009
LyondellBasell Industries NV Class A	7,368	630,111
PPG Industries, Inc.	5,619	629,159
Sherwin-Williams Co.	1,930	836,076
The Mosaic Co.	8,306	259,729
		11,020,174
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,469	275,878
Vulcan Materials Co.	3,093	344,746
		620,624
Containers & Packaging - 0.3%
Avery Dennison Corp.	2,031	219,429
Ball Corp.	7,946	435,282
International Paper Co.	9,486	434,649
Packaging Corp. of America	2,213	211,541
Sealed Air Corp.	3,675	160,304
WestRock Co.	5,938	221,962
		1,683,167
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	33,937	437,787
Newmont Mining Corp.	12,476	425,681
Nucor Corp.	7,353	445,371
		1,308,839

TOTAL MATERIALS		14,632,804

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	2,517	342,035
American Tower Corp.	10,317	1,817,340
Apartment Investment & Management Co. Class A	3,529	172,674
AvalonBay Communities, Inc.	3,236	629,823
Boston Properties, Inc.	3,616	479,807
Crown Castle International Corp.	9,715	1,153,656
Digital Realty Trust, Inc.	4,831	546,483
Duke Realty Corp.	8,384	247,915
Equinix, Inc.	1,883	797,451
Equity Residential (SBI)	8,626	635,650
Essex Property Trust, Inc.	1,547	432,912
Extra Space Storage, Inc.	2,962	284,174
Federal Realty Investment Trust (SBI)	1,728	230,844
HCP, Inc.	11,179	343,978
Host Hotels & Resorts, Inc.	17,373	340,685
Iron Mountain, Inc.	6,699	237,279
Kimco Realty Corp.	9,862	173,473
Mid-America Apartment Communities, Inc.	2,664	275,937
Prologis, Inc.	14,742	1,032,825
Public Storage	3,511	742,541
Realty Income Corp.	6,909	477,826
Regency Centers Corp.	3,966	258,782
SBA Communications Corp. Class A (a)	2,654	479,206
Simon Property Group, Inc.	7,243	1,312,142
SL Green Realty Corp.	1,994	180,896
The Macerich Co.	2,600	113,360
UDR, Inc.	6,448	286,420
Ventas, Inc.	8,347	523,774
Vornado Realty Trust	4,051	272,673
Welltower, Inc.	8,797	653,705
Weyerhaeuser Co.	17,542	436,620
		15,912,886
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	7,425	369,468

TOTAL REAL ESTATE		16,282,354

UTILITIES - 3.2%
Electric Utilities - 1.9%
Alliant Energy Corp.	5,525	253,432
American Electric Power Co., Inc.	11,550	937,283
Duke Energy Corp.	16,697	1,497,053
Edison International	7,630	456,961
Entergy Corp.	4,242	395,906
Evergy, Inc.	6,172	345,077
Eversource Energy	7,423	518,200
Exelon Corp.	22,652	1,100,661
FirstEnergy Corp.	11,377	463,613
NextEra Energy, Inc.	11,195	2,101,525
Pinnacle West Capital Corp.	2,625	246,068
PPL Corp.	16,867	542,611
Southern Co.	24,097	1,197,380
Xcel Energy, Inc.	12,040	660,514
		10,716,284
Gas Utilities - 0.0%
Atmos Energy Corp.	2,737	270,552
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	6,791	283,049
The AES Corp.	15,511	267,255
		550,304
Multi-Utilities - 1.1%
Ameren Corp.	5,723	407,707
CenterPoint Energy, Inc.	11,739	353,813
CMS Energy Corp.	6,635	360,944
Consolidated Edison, Inc.	7,294	601,390
Dominion Resources, Inc.	17,898	1,326,063
DTE Energy Co.	4,261	526,489
NiSource, Inc.	8,506	229,492
Public Service Enterprise Group, Inc.	11,838	696,193
Sempra Energy	6,409	771,900
WEC Energy Group, Inc.	7,391	563,785
		5,837,776
Water Utilities - 0.1%
American Water Works Co., Inc.	4,230	429,853

TOTAL UTILITIES		17,804,769

TOTAL COMMON STOCKS
(Cost $523,705,125)		547,818,077

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.44% (c)	3,901,494	3,902,275
Fidelity Securities Lending Cash Central Fund 2.45% (c)(d)	1,380,971	1,381,109
TOTAL MONEY MARKET FUNDS
(Cost $5,282,795)		5,283,384
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $528,987,920)		553,101,461
NET OTHER ASSETS (LIABILITIES) - 0.1%		735,505
NET ASSETS - 100%		$553,836,966

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	March 2019	$6,126,340	$168,337	$168,337

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,763
Fidelity Securities Lending Cash Central Fund	5,433
Total	$60,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$55,320,028	$55,320,028	$--	$--
Consumer Discretionary	54,210,487	54,210,487	--	--
Consumer Staples	39,125,315	39,125,315	--	--
Energy	29,553,087	29,553,087	--	--
Financials	73,085,610	73,085,610	--	--
Health Care	81,181,788	81,181,788	--	--
Industrials	53,665,925	53,665,925	--	--
Information Technology	112,955,910	112,955,910	--	--
Materials	14,632,804	14,632,804	--	--
Real Estate	16,282,354	16,282,354	--	--
Utilities	17,804,769	17,804,769	--	--
Money Market Funds	5,283,384	5,283,384	--	--
Total Investments in Securities:	$553,101,461	$553,101,461	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$168,337	$168,337	$--	$--
Total Assets	$168,337	$168,337	$--	$--
Total Derivative Instruments:	$168,337	$168,337	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$168,337	$0
Total Equity Risk	168,337	0
Total Value of Derivatives	$168,337	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019
Assets
Investment in securities, at value (including securities loaned of $1,349,229) — See accompanying schedule: Unaffiliated issuers (cost $523,705,125)	$547,818,077
Fidelity Central Funds (cost $5,282,795)	5,283,384
Total Investment in Securities (cost $528,987,920)		$553,101,461
Segregated cash with brokers for derivative instruments		222,000
Cash		149,912
Receivable for fund shares sold		1,278,163
Dividends receivable		1,138,874
Distributions receivable from Fidelity Central Funds		5,163
Total assets		555,895,573
Liabilities
Payable for investments purchased	$157,500
Payable for fund shares redeemed	500,572
Payable for daily variation margin on futures contracts	19,345
Collateral on securities loaned	1,381,190
Total liabilities		2,058,607
Net Assets		$553,836,966
Net Assets consist of:
Paid in capital		$529,906,034
Total distributable earnings (loss)		23,930,932
Net Assets, for 46,608,976 shares outstanding		$553,836,966
Net Asset Value, offering price and redemption price per share ($553,836,966 ÷ 46,608,976 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2019
Investment Income
Dividends		$8,463,102
Interest		492
Income from Fidelity Central Funds		60,196
Total income		8,523,790
Expenses
Independent trustees' fees and expenses	$2,038
Commitment fees	855
Total expenses before reductions	2,893
Expense reductions	(252)
Total expenses after reductions		2,641
Net investment income (loss)		8,521,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,071,522)
Fidelity Central Funds	(655)
Futures contracts	(2,488)
Total net realized gain (loss)		(1,074,665)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,027,083
Fidelity Central Funds	589
Futures contracts	163,380
Total change in net unrealized appreciation (depreciation)		23,191,052
Net gain (loss)		22,116,387
Net increase (decrease) in net assets resulting from operations		$30,637,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2019	For the period March 9, 2017 (commencement of operations) to February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,521,149	$155,188
Net realized gain (loss)	(1,074,665)	11,162
Change in net unrealized appreciation (depreciation)	23,191,052	1,090,826
Net increase (decrease) in net assets resulting from operations	30,637,536	1,257,176
Distributions to shareholders	(7,862,732)	–
Distributions to shareholders from net investment income	–	(89,524)
Distributions to shareholders from net realized gain	–	(11,510)
Total distributions	(7,862,732)	(101,034)
Share transactions
Proceeds from sales of shares	649,202,752	28,120,249
Reinvestment of distributions	869,887	101,034
Cost of shares redeemed	(145,392,112)	(2,995,790)
Net increase (decrease) in net assets resulting from share transactions	504,680,527	25,225,493
Total increase (decrease) in net assets	527,455,331	26,381,635
Net Assets
Beginning of period	26,381,635	–
End of period	$553,836,966	$26,381,635
Other Information
Undistributed net investment income end of period		$65,664
Shares
Sold	56,673,621	2,535,924
Issued in reinvestment of distributions	75,823	9,003
Redeemed	(12,418,104)	(267,291)
Net increase (decrease)	44,331,340	2,277,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

Years ended February 28,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.22
Net realized and unrealized gain (loss)	.29	1.47
Total from investment operations	.53	1.69
Distributions from net investment income	(.19)	(.10)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.23)	(.11)
Net asset value, end of period	$11.88	$11.58
Total ReturnC,D	4.67%	16.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G,H
Expenses net of fee waivers, if any	- %G	- %G,H
Expenses net of all reductions	- %G	- %G,H
Net investment income (loss)	2.05%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$553,837	$26,382
Portfolio turnover rateI	8%J	10%H

 A For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2019

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying funds, market discount, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,561,327
Gross unrealized depreciation	(24,297,740)
Net unrealized appreciation (depreciation)	$22,263,587

Tax Cost	$530,837,874

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,896,911
Net unrealized appreciation (depreciation) on securities and other investments	$22,263,587

The Fund intends to elect to defer to its next fiscal year $229,565 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

The tax character of distributions paid was as follows:

	February 28, 2019	February 28, 2018(a)
Ordinary Income	$7,715,487	$ 95,279
Long-term Capital Gains	147,245	5,755
Total	$7,862,732	$ 101,034

 (a) For the period March 9, 2017 (commencement of operations) to February 28, 2018.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $298,418,550 and $30,957,881, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $236,623,797 in exchange for 20,903,162 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $855 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,433. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $252.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex 500 Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2019, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 15, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 287 funds. Mr. Chiel oversees 155 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board [Include if document contains trusts for which the individual serves as Advisory Board Member and trusts for which he/she does not serve as Advisory Board Member:of Name(s) of Trust(s)]

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$969.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $101,771, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 81%, 85%, 85%, and 85% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 85%, 88%, 88%, and 88% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements for the fund (together, the Advisory Contracts), including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Z5I-ANN-0419
1.9881571.101

Item 2.

Code of Ethics

As of the end of the period, February 28, 2019, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$46,000	$100	$6,200	$1,200

February 28, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$40,000	$100	$6,000	$1,100

A Amounts may reflect rounding.

B Fidelity Flex 500 Index Fund commenced operations on March 9, 2017.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$70,000	$6,000	$5,200	$2,900
Fidelity Extended Market Index Fund	$67,000	$6,100	$30,500	$3,000
Fidelity International Index Fund	$72,000	$6,400	$7,400	$3,100
Fidelity Total Market Index Fund	$72,000	$6,600	$17,300	$3,200

February 28, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$75,000	$6,400	$4,400	$3,100
Fidelity Extended Market Index Fund	$74,000	$6,500	$8,500	$3,200
Fidelity International Index Fund	$74,000	$6,800	$6,500	$3,300
Fidelity Total Market Index Fund	$78,000	$7,100	$10,700	$3,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2019A	February 28, 2018A,B
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex 500 Index Fund’s commencement of operations.

Services Billed by PwC

	February 28, 2019A	February 28, 2018A
Audit-Related Fees	$7,930,000	$8,360,000
Tax Fees	$15,000	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2019A	February 28, 2018A,B
Deloitte Entities	$765,000	$285,000
PwC	$11,220,000	$10,810,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex 500 Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019